UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com(search for proxy voting results) or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	AnnualizedExpense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 toApril 30, 2009
Class A	1.34%
Actual		$ 1,000.00	$ 917.90	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.60%
Actual		$ 1,000.00	$ 917.00	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.08%
Actual		$ 1,000.00	$ 914.90	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.09%
Actual		$ 1,000.00	$ 914.80	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Institutional Class	1.10%
Actual		$ 1,000.00	$ 919.50	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.2	2.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	2.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.8	1.2
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	3.7
	9.1
Top Five Market Sectors as of April 30, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Financials	19.5	23.6
Consumer Discretionary	11.5	5.9
Health Care	11.7	8.6
Information Technology	10.3	7.3
Energy	9.6	15.7
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund'snet assets	% of fund's net assets6 months ago
Japan	18.2	25.3
United Kingdom	15.8	16.2
Switzerland	9.5	11.0
France	8.2	10.9
United States of America	6.0	0.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 99.0%	Stocks 99.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.9%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
Australia - 2.8%
AMP Ltd.	1,427,371	$ 5,386
BHP Billiton Ltd. sponsored ADR	1,080,200	52,001
CSL Ltd.	775,000	19,396
Newcrest Mining Ltd.	450,000	9,796
QBE Insurance Group Ltd.	1,084,319	17,179
Rio Tinto Ltd.	248,390	11,636
Woolworths Ltd.	308,051	5,985
TOTAL AUSTRALIA		121,379
Belgium - 1.1%
Anheuser-Busch InBev NV (d)	1,521,500	46,564
Bermuda - 0.7%
Covidien Ltd.	357,700	11,797
Huabao International Holdings Ltd.	3,500,000	2,474
Seadrill Ltd.	1,425,000	15,206
TOTAL BERMUDA		29,477
Brazil - 1.6%
BM&F BOVESPA SA	3,961,469	16,303
BR Malls Participacoes SA (a)	518,300	3,882
Companhia Vale do Rio Doce sponsored ADR	434,200	7,169
Itau Unibanco Banco Multiplo SA ADR	602,035	8,266
Medial Saude SA	1,952,000	6,114
Petroleo Brasileiro SA - Petrobras sponsored ADR	360,000	12,085
Redecard SA	449,200	5,659
Vivo Participacoes SA sponsored ADR	579,700	9,252
TOTAL BRAZIL		68,730
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	188,800	8,346
Barrick Gold Corp.	239,200	6,926
Canadian Imperial Bank of Commerce	100,000	4,489
Canadian Natural Resources Ltd.	931,900	42,962
EnCana Corp.	489,708	22,445
Niko Resources Ltd.	240,000	12,146
Open Text Corp. (a)	233,200	7,681
OZ Optics Ltd. unit (a)(e)	5,400	25
Petrobank Energy & Resources Ltd. (a)	774,000	16,638
Research In Motion Ltd. (a)	397,400	27,619
Royal Bank of Canada	125,000	4,431
Silver Wheaton Corp. (a)	828,100	6,350
Sun Life Financial, Inc.	200,000	4,676
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	1,472,900	$ 37,068
Toronto-Dominion Bank	100,000	3,947
Ultra Petroleum Corp. (a)	158,400	6,780
Yamana Gold, Inc.	665,500	5,220
TOTAL CANADA		217,749
Cayman Islands - 0.3%
Belle International Holdings Ltd.	5,000,000	3,809
China Dongxiang Group Co. Ltd.	19,675,000	9,555
Want Want China Holdings Ltd.	5,000,000	2,493
TOTAL CAYMAN ISLANDS		15,857
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	25,000	5,823
Focus Media Holding Ltd. ADR (a)(d)	700,000	4,410
Parkson Retail Group Ltd.	2,500,000	3,140
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,500,000	4,705
Sina Corp. (a)	200,000	5,602
TOTAL CHINA		23,680
Denmark - 1.0%
Genmab AS (a)	211,000	8,132
Novo Nordisk AS Series B	525,000	24,979
Vestas Wind Systems AS (a)(e)	155,000	10,227
TOTAL DENMARK		43,338
Finland - 0.6%
Nokia Corp. sponsored ADR	1,200,000	16,968
Nokian Tyres PLC (d)	490,600	7,746
TOTAL FINLAND		24,714
France - 8.2%
Accor SA	115,000	4,865
Alstom SA	430,400	26,823
AXA SA	2,200,000	36,954
BNP Paribas SA	473,200	24,904
Cap Gemini SA (d)	630,400	23,558
Danone (d)	400,000	19,022
Essilor International SA	205,100	8,834
GDF Suez (d)	465,640	16,613
LVMH Moet Hennessy - Louis Vuitton	125,800	9,495
Pernod Ricard SA (d)	411,000	24,270
Pernod Ricard SA rights 4/29/09 (a)(d)	411,000	1,754
Common Stocks - continued
	Shares	Value (000s)
France - continued
PPR SA (d)	298,400	$ 22,855
Sanofi-Aventis sponsored ADR (d)	1,500,000	43,080
Schneider Electric SA (d)	166,700	12,682
Societe Generale Series A	489,600	25,016
Total SA sponsored ADR	750,000	37,290
Vivendi (d)	667,651	17,948
TOTAL FRANCE		355,963
Germany - 5.9%
adidas AG (d)	286,400	10,712
Allianz AG sponsored ADR	1,603,270	14,526
BASF AG (d)	437,900	16,350
Bayer AG	213,700	10,504
Bayerische Motoren Werke AG (BMW)	275,000	9,434
Daimler AG (Reg.)	250,000	8,925
Deutsche Boerse AG	73,700	5,394
E.ON AG sponsored ADR	1,398,000	47,043
Fresenius Medical Care AG & Co. KGaA (d)	363,400	14,129
GFK AG	332,356	7,714
Linde AG	227,456	17,934
Munich Re Group (Reg.) (d)	330,700	45,219
SAP AG sponsored ADR (d)	335,700	12,787
Siemens AG (Reg.)	519,100	34,745
TOTAL GERMANY		255,416
Greece - 0.3%
Public Power Corp. of Greece	673,540	12,980
Hong Kong - 2.0%
Cheung Kong Holdings Ltd.	969,800	10,004
CNOOC Ltd. sponsored ADR (d)	127,100	14,153
Esprit Holdings Ltd.	823,100	5,043
Hang Lung Properties Ltd.	4,914,000	13,802
Hong Kong Exchange & Clearing Ltd.	2,018,000	23,244
Hutchison Whampoa Ltd.	2,005,000	11,809
Li & Fung Ltd.	3,802,000	10,681
TOTAL HONG KONG		88,736
India - 2.4%
Bharti Airtel Ltd. (a)	1,570,429	23,935
HDFC Bank Ltd.	600,000	13,385
Infosys Technologies Ltd. sponsored ADR	734,800	22,639
Pantaloon Retail India Ltd.	500,000	1,920
Common Stocks - continued
	Shares	Value (000s)
India - continued
Reliance Industries Ltd.	556,117	$ 20,383
Satyam Computer Services Ltd.	4,478,097	4,242
State Bank of India	703,242	18,263
TOTAL INDIA		104,767
Ireland - 1.0%
CRH PLC	948,857	24,661
Ryanair Holdings PLC sponsored ADR (a)	659,500	18,037
TOTAL IRELAND		42,698
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	275,000	12,070
Italy - 3.4%
ENI SpA	2,157,000	46,275
Fiat SpA	4,392,900	42,935
Intesa Sanpaolo SpA	11,806,200	37,603
UniCredit SpA	8,239,900	20,059
TOTAL ITALY		146,872
Japan - 18.2%
Aeon Mall Co. Ltd.	742,300	9,720
Aoyama Trading Co. Ltd.	700,000	10,073
Canon, Inc.	1,189,200	35,597
Daiichi Sankyo Kabushiki Kaisha	978,400	16,364
Denso Corp.	653,700	15,457
East Japan Railway Co.	226,400	12,761
FamilyMart Co. Ltd.	259,000	7,129
Fanuc Ltd.	171,700	12,393
Fast Retailing Co. Ltd.	207,400	21,803
Fuji Machine Manufacturing Co. Ltd.	1,175,000	10,538
Honda Motor Co. Ltd. sponsored ADR	1,000,000	29,060
Hoya Corp.	200,000	3,471
Ibiden Co. Ltd.	805,600	23,564
Japan Tobacco, Inc.	4,649	11,683
Jupiter Telecommunications Co.	10,416	7,331
Juroku Bank Ltd.	2,500,000	8,453
Kao Corp.	497,000	9,298
KDDI Corp.	3,099	13,940
Keyence Corp.	53,900	9,521
Miraca Holdings, Inc.	468,800	9,571
Mitsubishi Corp.	1,650,500	25,407
Mitsubishi UFJ Financial Group, Inc.	13,220,500	72,134
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui & Co. Ltd.	2,732,200	$ 28,987
Mitsui Sumitomo Insurance Group Holdings, Inc.	99,600	2,718
Murata Manufacturing Co. Ltd.	203,000	8,229
NGK Insulators Ltd.	1,480,000	22,703
Nikon Corp.	2,270,400	30,098
Nintendo Co. Ltd.	25,000	6,730
Nippon Electric Glass Co. Ltd.	1,417,000	11,534
Nippon Telegraph & Telephone Corp.	307,800	11,601
Nitori Co. Ltd.	108,250	6,093
Nomura Holdings, Inc.	3,324,100	20,065
NSK Ltd.	1,000,000	4,452
NTT DoCoMo, Inc.	8,406	11,733
OMC Card, Inc. (a)	6,300,400	11,280
Promise Co. Ltd. (d)	540,000	7,137
Rakuten, Inc.	17,965	9,142
Ricoh Co. Ltd.	1,289,000	15,941
Seven & i Holdings Co., Ltd.	795,000	17,969
Softbank Corp.	951,700	15,060
Sony Corp. sponsored ADR	325,000	8,405
Sumitomo Corp.	1,939,200	16,884
Sumitomo Electric Industries Ltd.	1,180,800	11,506
Sumitomo Mitsui Financial Group, Inc.	896,400	31,096
THK Co. Ltd.	672,700	9,332
Tokai Carbon Co. Ltd.	2,559,000	11,479
Tokyo Electron Ltd.	273,600	12,515
Toyota Motor Corp.	1,590,900	62,982
USS Co. Ltd.	50,000	2,266
Yahoo! Japan Corp. (d)	34,220	8,545
TOTAL JAPAN		791,750
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	300,000	7,074
SES SA FDR (France) unit	735,545	13,274
TOTAL LUXEMBOURG		20,348
Netherlands - 2.0%
Akzo Nobel NV (d)	301,100	12,589
ASML Holding NV (NY Shares)	660,000	13,959
Gemalto NV (a)	376,600	11,855
Koninklijke Ahold NV	844,900	9,254
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke KPN NV (d)	2,489,200	$ 29,918
Unilever NV (Certificaten Van Aandelen)	400,000	7,913
TOTAL NETHERLANDS		85,488
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	399,600	19,576
Norway - 0.5%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	692,000	585
DnB Nor ASA	1,110,400	6,910
Telenor ASA	2,100,000	13,058
TOTAL NORWAY		20,553
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	10,500,000	22,904
Singapore - 0.4%
CapitaMall Trust	7,307,400	6,170
Singapore Exchange Ltd.	2,623,000	11,109
TOTAL SINGAPORE		17,279
South Africa - 1.0%
Aspen Pharmacare Holdings Ltd.	2,500,448	12,692
Impala Platinum Holdings Ltd.	819,900	15,670
MTN Group Ltd.	1,263,700	16,412
TOTAL SOUTH AFRICA		44,774
Spain - 3.9%
Banco Santander SA sponsored ADR	250,000	2,288
Enagas SA	750,600	13,046
Grupo Acciona SA	113,100	11,560
Iberdrola SA	3,100,100	24,406
Inditex SA	580,400	24,740
Red Electrica Corporacion SA	300,900	12,590
Telefonica SA sponsored ADR	1,423,500	80,129
TOTAL SPAIN		168,759
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	530,100	23,596
Telefonaktiebolaget LM Ericsson (B Shares)	2,000,000	16,985
TOTAL SWEDEN		40,581
Switzerland - 9.5%
Actelion Ltd. (Reg.) (a)	421,256	19,187
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Adecco SA (Reg.)	240,170	$ 9,450
Basilea Pharmaceutica AG (a)	167,462	11,683
Credit Suisse Group (Reg.)	200,000	7,656
Julius Baer Holding Ltd.	274,924	9,016
Kuehne & Nagel International AG	210,219	15,795
Lonza Group AG	185,000	16,967
Nestle SA (Reg.)	2,917,206	95,062
Nobel Biocare Holding AG (Switzerland) (d)	749,960	15,285
Novartis AG sponsored ADR	770,000	29,191
Roche Holding AG (participation certificate)	531,159	66,964
Sonova Holding AG	153,505	9,930
Transocean Ltd. (a)	235,000	15,858
UBS AG (NY Shares)	3,700,000	50,468
Zurich Financial Services AG (Reg.)	228,465	42,445
TOTAL SWITZERLAND		414,957
Taiwan - 2.2%
Advanced Semiconductor Engineering, Inc.	80,660,572	44,764
MediaTek, Inc.	472,200	4,909
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	2,368,146	17,690
Taiwan Semiconductor Manufacturing Co. Ltd.	17,919,616	30,314
TOTAL TAIWAN		97,677
United Kingdom - 15.8%
Aegis Group PLC	10,000,000	13,382
AstraZeneca PLC (United Kingdom)	960,000	33,602
Barclays PLC	2,025,000	8,219
BG Group PLC	1,655,000	26,417
BHP Billiton PLC	1,236,600	25,656
BP PLC	5,000,000	35,320
British American Tobacco PLC (United Kingdom)	457,400	11,027
British Land Co. PLC	1,052,100	6,636
Burberry Group PLC	1,531,400	9,112
Cadbury PLC	1,196,800	8,946
Capita Group PLC	2,033,600	20,496
easyJet PLC (a)	3,678,500	17,094
Experian PLC	2,693,000	17,726
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,374,400	16,643
sponsored ADR (d)	1,125,000	40,050
Imperial Tobacco Group PLC	791,600	18,055
Informa PLC	1,634,200	7,140
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
International Power PLC	2,221,600	$ 8,116
Intertek Group PLC	807,200	12,098
Kingfisher PLC	2,559,800	6,966
Man Group PLC	7,000,000	25,864
Misys PLC	2,441,700	4,982
National Grid PLC	1,800,000	14,950
NEXT PLC	325,000	7,771
Persimmon PLC	700,000	3,903
Prudential PLC	2,414,400	13,872
Reckitt Benckiser Group PLC	1,372,000	53,838
Rio Tinto PLC (Reg.)	613,000	24,898
Royal Dutch Shell PLC Class B	1,352,916	30,606
Spirax-Sarco Engineering PLC	84,400	1,063
SSL International PLC	541,300	3,794
Standard Chartered PLC (United Kingdom)	1,759,100	27,202
Tesco PLC	5,455,100	27,019
Vodafone Group PLC sponsored ADR	4,800,000	88,080
Wolseley PLC	368,000	6,598
Xstrata PLC	1,000,000	8,813
TOTAL UNITED KINGDOM		685,954
United States of America - 6.0%
Allergan, Inc.	500,200	23,339
AMETEK, Inc.	300,000	9,663
Bank of New York Mellon Corp.	360,800	9,193
Baxter International, Inc.	154,100	7,474
C.R. Bard, Inc.	145,700	10,436
Coach, Inc.	536,700	13,149
Corning, Inc.	714,600	10,447
Cummins, Inc.	400,000	13,600
Danaher Corp.	165,000	9,643
Express Scripts, Inc. (a)	187,200	11,975
Gilead Sciences, Inc. (a)	251,800	11,532
Goldman Sachs Group, Inc.	88,200	11,334
Google, Inc. Class A (sub. vtg.) (a)	38,100	15,086
JPMorgan Chase & Co.	441,200	14,560
Medco Health Solutions, Inc. (a)	287,300	12,512
Morgan Stanley	529,600	12,520
Nabors Industries Ltd. (a)	200,000	3,042
Newmont Mining Corp.	225,000	9,054
Philip Morris International, Inc.	267,200	9,673
Synthes, Inc.	156,400	15,820
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Visa, Inc.	285,600	$ 18,553
Wells Fargo & Co.	382,900	7,662
TOTAL UNITED STATES OF AMERICA		260,267
TOTAL COMMON STOCKS (Cost $4,563,947)		4,301,857
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(e)	8,500	0*
Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	150,500	3,131
TOTAL PREFERRED STOCKS (Cost $2,701)		3,131
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.53% (b)	32,998,054	32,998
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	267,417,974	267,418
TOTAL MONEY MARKET FUNDS (Cost $300,416)		300,416
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $4,867,064)		4,605,404
NET OTHER ASSETS - (5.9)%		(257,949)
NET ASSETS - 100%		$ 4,347,455
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,252,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Vestas Wind Systems AS	4/29/09	$ 8,905
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 262
Fidelity Securities Lending Cash Central Fund	1,948
Total	$ 2,210
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 2,760	$ -	$ 967	$ -	$ -
Sinfonia Technology Co. Ltd. (formerly Shinko Electric Company Ltd.)	21,759	-	19,095	-	-
Total	$ 24,519	$ -	$ 20,062	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,605,404	$ 1,671,159	$ 2,934,220	$ 25
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 6,884
Total Realized Gain (Loss)	(31,949)
Total Unrealized Gain (Loss)	27,509
Cost of Purchases	-
Proceeds of Sales	(2,419)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 25

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $464,857,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $257,974) - See accompanying schedule: Unaffiliated issuers (cost $4,566,648)	$ 4,304,988
Fidelity Central Funds (cost $300,416)	300,416
Total Investments (cost $4,867,064)		$ 4,605,404
Receivable for investments sold		47,961
Receivable for fund shares sold		2,919
Dividends receivable		27,724
Distributions receivable from Fidelity Central Funds		718
Prepaid expenses		50
Other receivables		647
Total assets		4,685,423

Liabilities
Payable for investments purchased	$ 49,538
Payable for fund shares redeemed	12,579
Accrued management fee	2,566
Distribution fees payable	1,118
Other affiliated payables	1,274
Other payables and accrued expenses	3,475
Collateral on securities loaned, at value	267,418
Total liabilities		337,968

Net Assets		$ 4,347,455
Net Assets consist of:
Paid in capital		$ 8,590,357
Undistributed net investment income		26,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,004,190)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(265,274)
Net Assets		$ 4,347,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,469,780 ÷ 132,724 shares)	$ 11.07

Maximum offering price per share (100/94.25 of $11.07)	$ 11.75
Class T: Net Asset Value and redemption price per share ($783,818 ÷ 71,398 shares)	$ 10.98

Maximum offering price per share (100/96.50 of $10.98)	$ 11.38
Class B: Net Asset Value and offering price per share ($167,148 ÷ 15,742 shares) A	$ 10.62

Class C: Net Asset Value and offering price per share ($446,283 ÷ 41,913 shares) A	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,480,426 ÷ 131,767 shares)	$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 77,335
Interest		1
Income from Fidelity Central Funds		2,210
		79,546
Less foreign taxes withheld		(6,102)
Total income		73,444

Expenses
Management fee	$ 17,398
Transfer agent fees	7,477
Distribution fees	7,464
Accounting and security lending fees	831
Custodian fees and expenses	395
Independent trustees' compensation	20
Registration fees	142
Audit	48
Legal	18
Interest	7
Miscellaneous	55
Total expenses before reductions	33,855
Expense reductions	(606)	33,249
Net investment income (loss)		40,195
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,299,068)
Other affiliated issuers	(57,956)
Foreign currency transactions	2,256
Total net realized gain (loss)		(3,354,768)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,264)	2,771,293
Assets and liabilities in foreign currencies	(915)
Total change in net unrealized appreciation (depreciation)		2,770,378
Net gain (loss)		(584,390)
Net increase (decrease) in net assets resulting from operations		$ (544,195)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,195	$ 207,275
Net realized gain (loss)	(3,354,768)	(598,054)
Change in net unrealized appreciation (depreciation)	2,770,378	(5,879,928)
Net increase (decrease) in net assets resulting from operations	(544,195)	(6,270,707)
Distributions to shareholders from net investment income	(208,554)	(134,646)
Distributions to shareholders from net realized gain	-	(1,880,749)
Total distributions	(208,554)	(2,015,395)
Share transactions - net increase (decrease)	(1,087,748)	(2,367,839)
Redemption fees	177	414
Total increase (decrease) in net assets	(1,840,320)	(10,653,527)

Net Assets
Beginning of period	6,187,775	16,841,302
End of period (including undistributed net investment income of $26,562 and undistributed net investment income of $203,893, respectively)	$ 4,347,455	$ 6,187,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 26.62	$ 23.42	$ 20.30	$ 16.97	$ 14.60
Income from Investment Operations
Net investment income (loss) E	.09	.36	.31	.30	.19	.08
Net realized and unrealized gain (loss)	(1.14)	(11.15)	4.69	3.91	3.27	2.41
Total from investment operations	(1.05)	(10.79)	5.00	4.21	3.46	2.49
Distributions from net investment income	(.45)	(.24)	(.23)	(.14)	(.05)	(.12)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.08)	-
Total distributions	(.45)	(3.26)	(1.80)	(1.09)	(.13)	(.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.07	$ 12.57	$ 26.62	$ 23.42	$ 20.30	$ 16.97
Total Return B, C, D	(8.21)%	(45.95)%	22.76%	21.54%	20.50%	17.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.26%	1.25%	1.26%	1.27%	1.31%
Expenses net of fee waivers, if any	1.34% A	1.26%	1.25%	1.26%	1.27%	1.31%
Expenses net of all reductions	1.31% A	1.22%	1.21%	1.20%	1.20%	1.27%
Net investment income (loss)	1.73% A	1.80%	1.26%	1.33%	1.02%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 1,470	$ 2,004	$ 5,774	$ 4,694	$ 2,792	$ 1,294
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 26.30	$ 23.17	$ 20.12	$ 16.82	$ 14.47
Income from Investment Operations
Net investment income (loss) E	.08	.31	.25	.25	.15	.03
Net realized and unrealized gain (loss)	(1.13)	(11.01)	4.63	3.89	3.23	2.39
Total from investment operations	(1.05)	(10.70)	4.88	4.14	3.38	2.42
Distributions from net investment income	(.39)	(.16)	(.18)	(.14)	-	(.07)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.08)	-
Total distributions	(.39)	(3.18)	(1.75)	(1.09)	(.08)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 12.42	$ 26.30	$ 23.17	$ 20.12	$ 16.82
Total Return B, C, D	(8.30)%	(46.04)%	22.43%	21.33%	20.16%	16.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.49%	1.47%	1.48%	1.51%	1.61%
Expenses net of fee waivers, if any	1.60% A	1.49%	1.47%	1.48%	1.51%	1.61%
Expenses net of all reductions	1.57% A	1.44%	1.43%	1.42%	1.45%	1.57%
Net investment income (loss)	1.47% A	1.57%	1.04%	1.12%	.77%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 784	$ 1,110	$ 3,569	$ 3,609	$ 2,420	$ 1,510
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 25.44	$ 22.46	$ 19.60	$ 16.46	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.05	.18	.10	.10	.02	(.07)
Net realized and unrealized gain (loss)	(1.08)	(10.62)	4.50	3.79	3.16	2.35
Total from investment operations	(1.03)	(10.44)	4.60	3.89	3.18	2.28
Distributions from net investment income	(.30)	(.03)	(.05)	(.08)	-	(.01)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.04)	-
Total distributions	(.30)	(3.05)	(1.62)	(1.03)	(.04)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.62	$ 11.95	$ 25.44	$ 22.46	$ 19.60	$ 16.46
Total Return B, C, D	(8.51)%	(46.39)%	21.73%	20.55%	19.35%	16.08%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.08%	2.08%	2.12%	2.16%	2.24%
Expenses net of fee waivers, if any	2.08% A	2.08%	2.08%	2.12%	2.16%	2.24%
Expenses net of all reductions	2.06% A	2.04%	2.04%	2.06%	2.10%	2.20%
Net investment income (loss)	.98% A	.97%	.42%	.48%	.12%	(.42)%
Supplemental Data
Net assets, end of period (in millions)	$ 167	$ 221	$ 559	$ 508	$ 351	$ 196
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 25.50	$ 22.53	$ 19.65	$ 16.48	$ 14.22
Income from Investment Operations
Net investment income (loss) E	.05	.20	.12	.12	.04	(.05)
Net realized and unrealized gain (loss)	(1.08)	(10.64)	4.50	3.79	3.17	2.35
Total from investment operations	(1.03)	(10.44)	4.62	3.91	3.21	2.30
Distributions from net investment income	(.30)	(.06)	(.08)	(.08)	-	(.04)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.04)	-
Total distributions	(.30)	(3.08)	(1.65)	(1.03)	(.04)	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65	$ 16.48
Total Return B, C, D	(8.52)%	(46.33)%	21.81%	20.62%	19.51%	16.21%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.01%	2.00%	2.02%	2.05%	2.13%
Expenses net of fee waivers, if any	2.09% A	2.01%	2.00%	2.02%	2.05%	2.13%
Expenses net of all reductions	2.06% A	1.97%	1.96%	1.96%	1.99%	2.09%
Net investment income (loss)	.97% A	1.04%	.51%	.57%	.23%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 446	$ 618	$ 1,673	$ 1,395	$ 758	$ 381
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 27.06	$ 23.78	$ 20.56	$ 17.18	$ 14.74
Income from Investment Operations
Net investment income (loss) D	.11	.41	.38	.37	.25	.13
Net realized and unrealized gain (loss)	(1.16)	(11.34)	4.76	3.98	3.30	2.44
Total from investment operations	(1.05)	(10.93)	5.14	4.35	3.55	2.57
Distributions from net investment income	(.52)	(.30)	(.29)	(.18)	(.09)	(.13)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.08)	-
Total distributions	(.52)	(3.32)	(1.86)	(1.13)	(.17)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.24	$ 12.81	$ 27.06	$ 23.78	$ 20.56	$ 17.18
Total Return B, C	(8.05)%	(45.79)%	23.07%	21.96%	20.81%	17.54%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	.99%	.98%	.97%	.97%	1.03%
Expenses net of fee waivers, if any	1.10% A	.99%	.98%	.97%	.97%	1.03%
Expenses net of all reductions	1.07% A	.94%	.94%	.92%	.91%	.98%
Net investment income (loss)	1.97% A	2.07%	1.53%	1.62%	1.32%	.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 2,235	$ 5,266	$ 4,220	$ 2,213	$ 1,185
Portfolio turnover rate F	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 432,461
Unrealized depreciation	(758,560)
Net unrealized appreciation (depreciation)	$ (326,099)
Cost for federal income tax purposes	$ 4,931,503

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,093,836 and $4,339,389, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,971	$ 27
Class T	.25%	.25%	2,160	-
Class B	.75%	.25%	896	674
Class C	.75%	.25%	2,437	134
			$ 7,464	$ 835

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83
Class T	26
Class B*	305
Class C*	20
$ 434

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,385.30
Class T	1,354.31
Class B	266.30
Class C	740.30
Institutional Class	2,732.32
	$ 7,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 27,719.26%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,948.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $604 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 68,117	$ 51,458
Class T	33,086	20,765
Class B	5,353	649
Class C	14,560	3,823
Institutional Class	87,438	57,951
Total	$ 208,554	$ 134,646
From net realized gain
Class A	$ -	$ 650,221
Class T	-	391,932
Class B	-	65,309
Class C	-	195,682
Institutional Class	-	577,605
Total	$ -	$ 1,880,749

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	12,297	36,978	$ 133,052	$ 736,803
Reinvestment of distributions	5,430	26,184	57,665	589,918
Shares redeemed	(44,344)	(120,763)	(481,261)	(2,301,351)
Net increase (decrease)	(26,617)	(57,601)	$ (290,544)	$ (974,630)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class T
Shares sold	5,174	12,597	$ 55,250	$ 249,376
Reinvestment of distributions	2,991	17,846	31,524	398,138
Shares redeemed	(26,154)	(76,733)	(280,666)	(1,486,718)
Net increase (decrease)	(17,989)	(46,290)	$ (193,892)	$ (839,204)
Class B
Shares sold	441	1,517	$ 4,562	$ 29,730
Reinvestment of distributions	460	2,657	4,698	57,330
Shares redeemed	(3,609)	(7,700)	(36,903)	(138,613)
Net increase (decrease)	(2,708)	(3,526)	$ (27,643)	$ (51,553)
Class C
Shares sold	1,564	6,466	$ 16,344	$ 129,678
Reinvestment of distributions	1,031	6,582	10,558	142,312
Shares redeemed	(12,299)	(27,030)	(126,630)	(481,929)
Net increase (decrease)	(9,704)	(13,982)	$ (99,728)	$ (209,939)
Institutional Class
Shares sold	21,987	70,399	$ 236,767	$ 1,369,597
Reinvestment of distributions	5,968	18,926	64,270	433,411
Shares redeemed	(70,631)	(109,533)	(776,978)	(2,095,521)
Net increase (decrease)	(42,676)	(20,208)	$ (475,941)	$ (292,513)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIF-USAN-0609
1.784871.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	AnnualizedExpense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 toApril 30, 2009
Class A	1.34%
Actual		$ 1,000.00	$ 917.90	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.60%
Actual		$ 1,000.00	$ 917.00	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.08%
Actual		$ 1,000.00	$ 914.90	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.09%
Actual		$ 1,000.00	$ 914.80	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Institutional Class	1.10%
Actual		$ 1,000.00	$ 919.50	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.2	2.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	2.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.8	1.2
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	3.7
	9.1
Top Five Market Sectors as of April 30, 2009
	% of fund'snet assets	% of fund's net assets6 months ago
Financials	19.5	23.6
Consumer Discretionary	11.5	5.9
Health Care	11.7	8.6
Information Technology	10.3	7.3
Energy	9.6	15.7
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund'snet assets	% of fund's net assets6 months ago
Japan	18.2	25.3
United Kingdom	15.8	16.2
Switzerland	9.5	11.0
France	8.2	10.9
United States of America	6.0	0.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 99.0%	Stocks 99.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.9%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
Australia - 2.8%
AMP Ltd.	1,427,371	$ 5,386
BHP Billiton Ltd. sponsored ADR	1,080,200	52,001
CSL Ltd.	775,000	19,396
Newcrest Mining Ltd.	450,000	9,796
QBE Insurance Group Ltd.	1,084,319	17,179
Rio Tinto Ltd.	248,390	11,636
Woolworths Ltd.	308,051	5,985
TOTAL AUSTRALIA		121,379
Belgium - 1.1%
Anheuser-Busch InBev NV (d)	1,521,500	46,564
Bermuda - 0.7%
Covidien Ltd.	357,700	11,797
Huabao International Holdings Ltd.	3,500,000	2,474
Seadrill Ltd.	1,425,000	15,206
TOTAL BERMUDA		29,477
Brazil - 1.6%
BM&F BOVESPA SA	3,961,469	16,303
BR Malls Participacoes SA (a)	518,300	3,882
Companhia Vale do Rio Doce sponsored ADR	434,200	7,169
Itau Unibanco Banco Multiplo SA ADR	602,035	8,266
Medial Saude SA	1,952,000	6,114
Petroleo Brasileiro SA - Petrobras sponsored ADR	360,000	12,085
Redecard SA	449,200	5,659
Vivo Participacoes SA sponsored ADR	579,700	9,252
TOTAL BRAZIL		68,730
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	188,800	8,346
Barrick Gold Corp.	239,200	6,926
Canadian Imperial Bank of Commerce	100,000	4,489
Canadian Natural Resources Ltd.	931,900	42,962
EnCana Corp.	489,708	22,445
Niko Resources Ltd.	240,000	12,146
Open Text Corp. (a)	233,200	7,681
OZ Optics Ltd. unit (a)(e)	5,400	25
Petrobank Energy & Resources Ltd. (a)	774,000	16,638
Research In Motion Ltd. (a)	397,400	27,619
Royal Bank of Canada	125,000	4,431
Silver Wheaton Corp. (a)	828,100	6,350
Sun Life Financial, Inc.	200,000	4,676
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	1,472,900	$ 37,068
Toronto-Dominion Bank	100,000	3,947
Ultra Petroleum Corp. (a)	158,400	6,780
Yamana Gold, Inc.	665,500	5,220
TOTAL CANADA		217,749
Cayman Islands - 0.3%
Belle International Holdings Ltd.	5,000,000	3,809
China Dongxiang Group Co. Ltd.	19,675,000	9,555
Want Want China Holdings Ltd.	5,000,000	2,493
TOTAL CAYMAN ISLANDS		15,857
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	25,000	5,823
Focus Media Holding Ltd. ADR (a)(d)	700,000	4,410
Parkson Retail Group Ltd.	2,500,000	3,140
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,500,000	4,705
Sina Corp. (a)	200,000	5,602
TOTAL CHINA		23,680
Denmark - 1.0%
Genmab AS (a)	211,000	8,132
Novo Nordisk AS Series B	525,000	24,979
Vestas Wind Systems AS (a)(e)	155,000	10,227
TOTAL DENMARK		43,338
Finland - 0.6%
Nokia Corp. sponsored ADR	1,200,000	16,968
Nokian Tyres PLC (d)	490,600	7,746
TOTAL FINLAND		24,714
France - 8.2%
Accor SA	115,000	4,865
Alstom SA	430,400	26,823
AXA SA	2,200,000	36,954
BNP Paribas SA	473,200	24,904
Cap Gemini SA (d)	630,400	23,558
Danone (d)	400,000	19,022
Essilor International SA	205,100	8,834
GDF Suez (d)	465,640	16,613
LVMH Moet Hennessy - Louis Vuitton	125,800	9,495
Pernod Ricard SA (d)	411,000	24,270
Pernod Ricard SA rights 4/29/09 (a)(d)	411,000	1,754
Common Stocks - continued
	Shares	Value (000s)
France - continued
PPR SA (d)	298,400	$ 22,855
Sanofi-Aventis sponsored ADR (d)	1,500,000	43,080
Schneider Electric SA (d)	166,700	12,682
Societe Generale Series A	489,600	25,016
Total SA sponsored ADR	750,000	37,290
Vivendi (d)	667,651	17,948
TOTAL FRANCE		355,963
Germany - 5.9%
adidas AG (d)	286,400	10,712
Allianz AG sponsored ADR	1,603,270	14,526
BASF AG (d)	437,900	16,350
Bayer AG	213,700	10,504
Bayerische Motoren Werke AG (BMW)	275,000	9,434
Daimler AG (Reg.)	250,000	8,925
Deutsche Boerse AG	73,700	5,394
E.ON AG sponsored ADR	1,398,000	47,043
Fresenius Medical Care AG & Co. KGaA (d)	363,400	14,129
GFK AG	332,356	7,714
Linde AG	227,456	17,934
Munich Re Group (Reg.) (d)	330,700	45,219
SAP AG sponsored ADR (d)	335,700	12,787
Siemens AG (Reg.)	519,100	34,745
TOTAL GERMANY		255,416
Greece - 0.3%
Public Power Corp. of Greece	673,540	12,980
Hong Kong - 2.0%
Cheung Kong Holdings Ltd.	969,800	10,004
CNOOC Ltd. sponsored ADR (d)	127,100	14,153
Esprit Holdings Ltd.	823,100	5,043
Hang Lung Properties Ltd.	4,914,000	13,802
Hong Kong Exchange & Clearing Ltd.	2,018,000	23,244
Hutchison Whampoa Ltd.	2,005,000	11,809
Li & Fung Ltd.	3,802,000	10,681
TOTAL HONG KONG		88,736
India - 2.4%
Bharti Airtel Ltd. (a)	1,570,429	23,935
HDFC Bank Ltd.	600,000	13,385
Infosys Technologies Ltd. sponsored ADR	734,800	22,639
Pantaloon Retail India Ltd.	500,000	1,920
Common Stocks - continued
	Shares	Value (000s)
India - continued
Reliance Industries Ltd.	556,117	$ 20,383
Satyam Computer Services Ltd.	4,478,097	4,242
State Bank of India	703,242	18,263
TOTAL INDIA		104,767
Ireland - 1.0%
CRH PLC	948,857	24,661
Ryanair Holdings PLC sponsored ADR (a)	659,500	18,037
TOTAL IRELAND		42,698
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	275,000	12,070
Italy - 3.4%
ENI SpA	2,157,000	46,275
Fiat SpA	4,392,900	42,935
Intesa Sanpaolo SpA	11,806,200	37,603
UniCredit SpA	8,239,900	20,059
TOTAL ITALY		146,872
Japan - 18.2%
Aeon Mall Co. Ltd.	742,300	9,720
Aoyama Trading Co. Ltd.	700,000	10,073
Canon, Inc.	1,189,200	35,597
Daiichi Sankyo Kabushiki Kaisha	978,400	16,364
Denso Corp.	653,700	15,457
East Japan Railway Co.	226,400	12,761
FamilyMart Co. Ltd.	259,000	7,129
Fanuc Ltd.	171,700	12,393
Fast Retailing Co. Ltd.	207,400	21,803
Fuji Machine Manufacturing Co. Ltd.	1,175,000	10,538
Honda Motor Co. Ltd. sponsored ADR	1,000,000	29,060
Hoya Corp.	200,000	3,471
Ibiden Co. Ltd.	805,600	23,564
Japan Tobacco, Inc.	4,649	11,683
Jupiter Telecommunications Co.	10,416	7,331
Juroku Bank Ltd.	2,500,000	8,453
Kao Corp.	497,000	9,298
KDDI Corp.	3,099	13,940
Keyence Corp.	53,900	9,521
Miraca Holdings, Inc.	468,800	9,571
Mitsubishi Corp.	1,650,500	25,407
Mitsubishi UFJ Financial Group, Inc.	13,220,500	72,134
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui & Co. Ltd.	2,732,200	$ 28,987
Mitsui Sumitomo Insurance Group Holdings, Inc.	99,600	2,718
Murata Manufacturing Co. Ltd.	203,000	8,229
NGK Insulators Ltd.	1,480,000	22,703
Nikon Corp.	2,270,400	30,098
Nintendo Co. Ltd.	25,000	6,730
Nippon Electric Glass Co. Ltd.	1,417,000	11,534
Nippon Telegraph & Telephone Corp.	307,800	11,601
Nitori Co. Ltd.	108,250	6,093
Nomura Holdings, Inc.	3,324,100	20,065
NSK Ltd.	1,000,000	4,452
NTT DoCoMo, Inc.	8,406	11,733
OMC Card, Inc. (a)	6,300,400	11,280
Promise Co. Ltd. (d)	540,000	7,137
Rakuten, Inc.	17,965	9,142
Ricoh Co. Ltd.	1,289,000	15,941
Seven & i Holdings Co., Ltd.	795,000	17,969
Softbank Corp.	951,700	15,060
Sony Corp. sponsored ADR	325,000	8,405
Sumitomo Corp.	1,939,200	16,884
Sumitomo Electric Industries Ltd.	1,180,800	11,506
Sumitomo Mitsui Financial Group, Inc.	896,400	31,096
THK Co. Ltd.	672,700	9,332
Tokai Carbon Co. Ltd.	2,559,000	11,479
Tokyo Electron Ltd.	273,600	12,515
Toyota Motor Corp.	1,590,900	62,982
USS Co. Ltd.	50,000	2,266
Yahoo! Japan Corp. (d)	34,220	8,545
TOTAL JAPAN		791,750
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	300,000	7,074
SES SA FDR (France) unit	735,545	13,274
TOTAL LUXEMBOURG		20,348
Netherlands - 2.0%
Akzo Nobel NV (d)	301,100	12,589
ASML Holding NV (NY Shares)	660,000	13,959
Gemalto NV (a)	376,600	11,855
Koninklijke Ahold NV	844,900	9,254
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke KPN NV (d)	2,489,200	$ 29,918
Unilever NV (Certificaten Van Aandelen)	400,000	7,913
TOTAL NETHERLANDS		85,488
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	399,600	19,576
Norway - 0.5%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	692,000	585
DnB Nor ASA	1,110,400	6,910
Telenor ASA	2,100,000	13,058
TOTAL NORWAY		20,553
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	10,500,000	22,904
Singapore - 0.4%
CapitaMall Trust	7,307,400	6,170
Singapore Exchange Ltd.	2,623,000	11,109
TOTAL SINGAPORE		17,279
South Africa - 1.0%
Aspen Pharmacare Holdings Ltd.	2,500,448	12,692
Impala Platinum Holdings Ltd.	819,900	15,670
MTN Group Ltd.	1,263,700	16,412
TOTAL SOUTH AFRICA		44,774
Spain - 3.9%
Banco Santander SA sponsored ADR	250,000	2,288
Enagas SA	750,600	13,046
Grupo Acciona SA	113,100	11,560
Iberdrola SA	3,100,100	24,406
Inditex SA	580,400	24,740
Red Electrica Corporacion SA	300,900	12,590
Telefonica SA sponsored ADR	1,423,500	80,129
TOTAL SPAIN		168,759
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	530,100	23,596
Telefonaktiebolaget LM Ericsson (B Shares)	2,000,000	16,985
TOTAL SWEDEN		40,581
Switzerland - 9.5%
Actelion Ltd. (Reg.) (a)	421,256	19,187
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Adecco SA (Reg.)	240,170	$ 9,450
Basilea Pharmaceutica AG (a)	167,462	11,683
Credit Suisse Group (Reg.)	200,000	7,656
Julius Baer Holding Ltd.	274,924	9,016
Kuehne & Nagel International AG	210,219	15,795
Lonza Group AG	185,000	16,967
Nestle SA (Reg.)	2,917,206	95,062
Nobel Biocare Holding AG (Switzerland) (d)	749,960	15,285
Novartis AG sponsored ADR	770,000	29,191
Roche Holding AG (participation certificate)	531,159	66,964
Sonova Holding AG	153,505	9,930
Transocean Ltd. (a)	235,000	15,858
UBS AG (NY Shares)	3,700,000	50,468
Zurich Financial Services AG (Reg.)	228,465	42,445
TOTAL SWITZERLAND		414,957
Taiwan - 2.2%
Advanced Semiconductor Engineering, Inc.	80,660,572	44,764
MediaTek, Inc.	472,200	4,909
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	2,368,146	17,690
Taiwan Semiconductor Manufacturing Co. Ltd.	17,919,616	30,314
TOTAL TAIWAN		97,677
United Kingdom - 15.8%
Aegis Group PLC	10,000,000	13,382
AstraZeneca PLC (United Kingdom)	960,000	33,602
Barclays PLC	2,025,000	8,219
BG Group PLC	1,655,000	26,417
BHP Billiton PLC	1,236,600	25,656
BP PLC	5,000,000	35,320
British American Tobacco PLC (United Kingdom)	457,400	11,027
British Land Co. PLC	1,052,100	6,636
Burberry Group PLC	1,531,400	9,112
Cadbury PLC	1,196,800	8,946
Capita Group PLC	2,033,600	20,496
easyJet PLC (a)	3,678,500	17,094
Experian PLC	2,693,000	17,726
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,374,400	16,643
sponsored ADR (d)	1,125,000	40,050
Imperial Tobacco Group PLC	791,600	18,055
Informa PLC	1,634,200	7,140
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
International Power PLC	2,221,600	$ 8,116
Intertek Group PLC	807,200	12,098
Kingfisher PLC	2,559,800	6,966
Man Group PLC	7,000,000	25,864
Misys PLC	2,441,700	4,982
National Grid PLC	1,800,000	14,950
NEXT PLC	325,000	7,771
Persimmon PLC	700,000	3,903
Prudential PLC	2,414,400	13,872
Reckitt Benckiser Group PLC	1,372,000	53,838
Rio Tinto PLC (Reg.)	613,000	24,898
Royal Dutch Shell PLC Class B	1,352,916	30,606
Spirax-Sarco Engineering PLC	84,400	1,063
SSL International PLC	541,300	3,794
Standard Chartered PLC (United Kingdom)	1,759,100	27,202
Tesco PLC	5,455,100	27,019
Vodafone Group PLC sponsored ADR	4,800,000	88,080
Wolseley PLC	368,000	6,598
Xstrata PLC	1,000,000	8,813
TOTAL UNITED KINGDOM		685,954
United States of America - 6.0%
Allergan, Inc.	500,200	23,339
AMETEK, Inc.	300,000	9,663
Bank of New York Mellon Corp.	360,800	9,193
Baxter International, Inc.	154,100	7,474
C.R. Bard, Inc.	145,700	10,436
Coach, Inc.	536,700	13,149
Corning, Inc.	714,600	10,447
Cummins, Inc.	400,000	13,600
Danaher Corp.	165,000	9,643
Express Scripts, Inc. (a)	187,200	11,975
Gilead Sciences, Inc. (a)	251,800	11,532
Goldman Sachs Group, Inc.	88,200	11,334
Google, Inc. Class A (sub. vtg.) (a)	38,100	15,086
JPMorgan Chase & Co.	441,200	14,560
Medco Health Solutions, Inc. (a)	287,300	12,512
Morgan Stanley	529,600	12,520
Nabors Industries Ltd. (a)	200,000	3,042
Newmont Mining Corp.	225,000	9,054
Philip Morris International, Inc.	267,200	9,673
Synthes, Inc.	156,400	15,820
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Visa, Inc.	285,600	$ 18,553
Wells Fargo & Co.	382,900	7,662
TOTAL UNITED STATES OF AMERICA		260,267
TOTAL COMMON STOCKS (Cost $4,563,947)		4,301,857
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(e)	8,500	0*
Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	150,500	3,131
TOTAL PREFERRED STOCKS (Cost $2,701)		3,131
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.53% (b)	32,998,054	32,998
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	267,417,974	267,418
TOTAL MONEY MARKET FUNDS (Cost $300,416)		300,416
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $4,867,064)		4,605,404
NET OTHER ASSETS - (5.9)%		(257,949)
NET ASSETS - 100%		$ 4,347,455
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,252,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Vestas Wind Systems AS	4/29/09	$ 8,905
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 262
Fidelity Securities Lending Cash Central Fund	1,948
Total	$ 2,210
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 2,760	$ -	$ 967	$ -	$ -
Sinfonia Technology Co. Ltd. (formerly Shinko Electric Company Ltd.)	21,759	-	19,095	-	-
Total	$ 24,519	$ -	$ 20,062	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,605,404	$ 1,671,159	$ 2,934,220	$ 25
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 6,884
Total Realized Gain (Loss)	(31,949)
Total Unrealized Gain (Loss)	27,509
Cost of Purchases	-
Proceeds of Sales	(2,419)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 25

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $464,857,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $257,974) - See accompanying schedule: Unaffiliated issuers (cost $4,566,648)	$ 4,304,988
Fidelity Central Funds (cost $300,416)	300,416
Total Investments (cost $4,867,064)		$ 4,605,404
Receivable for investments sold		47,961
Receivable for fund shares sold		2,919
Dividends receivable		27,724
Distributions receivable from Fidelity Central Funds		718
Prepaid expenses		50
Other receivables		647
Total assets		4,685,423

Liabilities
Payable for investments purchased	$ 49,538
Payable for fund shares redeemed	12,579
Accrued management fee	2,566
Distribution fees payable	1,118
Other affiliated payables	1,274
Other payables and accrued expenses	3,475
Collateral on securities loaned, at value	267,418
Total liabilities		337,968

Net Assets		$ 4,347,455
Net Assets consist of:
Paid in capital		$ 8,590,357
Undistributed net investment income		26,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,004,190)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(265,274)
Net Assets		$ 4,347,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,469,780 ÷ 132,724 shares)	$ 11.07

Maximum offering price per share (100/94.25 of $11.07)	$ 11.75
Class T: Net Asset Value and redemption price per share ($783,818 ÷ 71,398 shares)	$ 10.98

Maximum offering price per share (100/96.50 of $10.98)	$ 11.38
Class B: Net Asset Value and offering price per share ($167,148 ÷ 15,742 shares) A	$ 10.62

Class C: Net Asset Value and offering price per share ($446,283 ÷ 41,913 shares) A	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,480,426 ÷ 131,767 shares)	$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 77,335
Interest		1
Income from Fidelity Central Funds		2,210
		79,546
Less foreign taxes withheld		(6,102)
Total income		73,444

Expenses
Management fee	$ 17,398
Transfer agent fees	7,477
Distribution fees	7,464
Accounting and security lending fees	831
Custodian fees and expenses	395
Independent trustees' compensation	20
Registration fees	142
Audit	48
Legal	18
Interest	7
Miscellaneous	55
Total expenses before reductions	33,855
Expense reductions	(606)	33,249
Net investment income (loss)		40,195
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,299,068)
Other affiliated issuers	(57,956)
Foreign currency transactions	2,256
Total net realized gain (loss)		(3,354,768)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,264)	2,771,293
Assets and liabilities in foreign currencies	(915)
Total change in net unrealized appreciation (depreciation)		2,770,378
Net gain (loss)		(584,390)
Net increase (decrease) in net assets resulting from operations		$ (544,195)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,195	$ 207,275
Net realized gain (loss)	(3,354,768)	(598,054)
Change in net unrealized appreciation (depreciation)	2,770,378	(5,879,928)
Net increase (decrease) in net assets resulting from operations	(544,195)	(6,270,707)
Distributions to shareholders from net investment income	(208,554)	(134,646)
Distributions to shareholders from net realized gain	-	(1,880,749)
Total distributions	(208,554)	(2,015,395)
Share transactions - net increase (decrease)	(1,087,748)	(2,367,839)
Redemption fees	177	414
Total increase (decrease) in net assets	(1,840,320)	(10,653,527)

Net Assets
Beginning of period	6,187,775	16,841,302
End of period (including undistributed net investment income of $26,562 and undistributed net investment income of $203,893, respectively)	$ 4,347,455	$ 6,187,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 26.62	$ 23.42	$ 20.30	$ 16.97	$ 14.60
Income from Investment Operations
Net investment income (loss) E	.09	.36	.31	.30	.19	.08
Net realized and unrealized gain (loss)	(1.14)	(11.15)	4.69	3.91	3.27	2.41
Total from investment operations	(1.05)	(10.79)	5.00	4.21	3.46	2.49
Distributions from net investment income	(.45)	(.24)	(.23)	(.14)	(.05)	(.12)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.08)	-
Total distributions	(.45)	(3.26)	(1.80)	(1.09)	(.13)	(.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.07	$ 12.57	$ 26.62	$ 23.42	$ 20.30	$ 16.97
Total Return B, C, D	(8.21)%	(45.95)%	22.76%	21.54%	20.50%	17.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.26%	1.25%	1.26%	1.27%	1.31%
Expenses net of fee waivers, if any	1.34% A	1.26%	1.25%	1.26%	1.27%	1.31%
Expenses net of all reductions	1.31% A	1.22%	1.21%	1.20%	1.20%	1.27%
Net investment income (loss)	1.73% A	1.80%	1.26%	1.33%	1.02%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 1,470	$ 2,004	$ 5,774	$ 4,694	$ 2,792	$ 1,294
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 26.30	$ 23.17	$ 20.12	$ 16.82	$ 14.47
Income from Investment Operations
Net investment income (loss) E	.08	.31	.25	.25	.15	.03
Net realized and unrealized gain (loss)	(1.13)	(11.01)	4.63	3.89	3.23	2.39
Total from investment operations	(1.05)	(10.70)	4.88	4.14	3.38	2.42
Distributions from net investment income	(.39)	(.16)	(.18)	(.14)	-	(.07)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.08)	-
Total distributions	(.39)	(3.18)	(1.75)	(1.09)	(.08)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 12.42	$ 26.30	$ 23.17	$ 20.12	$ 16.82
Total Return B, C, D	(8.30)%	(46.04)%	22.43%	21.33%	20.16%	16.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.49%	1.47%	1.48%	1.51%	1.61%
Expenses net of fee waivers, if any	1.60% A	1.49%	1.47%	1.48%	1.51%	1.61%
Expenses net of all reductions	1.57% A	1.44%	1.43%	1.42%	1.45%	1.57%
Net investment income (loss)	1.47% A	1.57%	1.04%	1.12%	.77%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 784	$ 1,110	$ 3,569	$ 3,609	$ 2,420	$ 1,510
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 25.44	$ 22.46	$ 19.60	$ 16.46	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.05	.18	.10	.10	.02	(.07)
Net realized and unrealized gain (loss)	(1.08)	(10.62)	4.50	3.79	3.16	2.35
Total from investment operations	(1.03)	(10.44)	4.60	3.89	3.18	2.28
Distributions from net investment income	(.30)	(.03)	(.05)	(.08)	-	(.01)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.04)	-
Total distributions	(.30)	(3.05)	(1.62)	(1.03)	(.04)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.62	$ 11.95	$ 25.44	$ 22.46	$ 19.60	$ 16.46
Total Return B, C, D	(8.51)%	(46.39)%	21.73%	20.55%	19.35%	16.08%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.08%	2.08%	2.12%	2.16%	2.24%
Expenses net of fee waivers, if any	2.08% A	2.08%	2.08%	2.12%	2.16%	2.24%
Expenses net of all reductions	2.06% A	2.04%	2.04%	2.06%	2.10%	2.20%
Net investment income (loss)	.98% A	.97%	.42%	.48%	.12%	(.42)%
Supplemental Data
Net assets, end of period (in millions)	$ 167	$ 221	$ 559	$ 508	$ 351	$ 196
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 25.50	$ 22.53	$ 19.65	$ 16.48	$ 14.22
Income from Investment Operations
Net investment income (loss) E	.05	.20	.12	.12	.04	(.05)
Net realized and unrealized gain (loss)	(1.08)	(10.64)	4.50	3.79	3.17	2.35
Total from investment operations	(1.03)	(10.44)	4.62	3.91	3.21	2.30
Distributions from net investment income	(.30)	(.06)	(.08)	(.08)	-	(.04)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.04)	-
Total distributions	(.30)	(3.08)	(1.65)	(1.03)	(.04)	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65	$ 16.48
Total Return B, C, D	(8.52)%	(46.33)%	21.81%	20.62%	19.51%	16.21%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.01%	2.00%	2.02%	2.05%	2.13%
Expenses net of fee waivers, if any	2.09% A	2.01%	2.00%	2.02%	2.05%	2.13%
Expenses net of all reductions	2.06% A	1.97%	1.96%	1.96%	1.99%	2.09%
Net investment income (loss)	.97% A	1.04%	.51%	.57%	.23%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 446	$ 618	$ 1,673	$ 1,395	$ 758	$ 381
Portfolio turnover rate G	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 27.06	$ 23.78	$ 20.56	$ 17.18	$ 14.74
Income from Investment Operations
Net investment income (loss) D	.11	.41	.38	.37	.25	.13
Net realized and unrealized gain (loss)	(1.16)	(11.34)	4.76	3.98	3.30	2.44
Total from investment operations	(1.05)	(10.93)	5.14	4.35	3.55	2.57
Distributions from net investment income	(.52)	(.30)	(.29)	(.18)	(.09)	(.13)
Distributions from net realized gain	-	(3.02)	(1.57)	(.95)	(.08)	-
Total distributions	(.52)	(3.32)	(1.86)	(1.13)	(.17)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.24	$ 12.81	$ 27.06	$ 23.78	$ 20.56	$ 17.18
Total Return B, C	(8.05)%	(45.79)%	23.07%	21.96%	20.81%	17.54%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	.99%	.98%	.97%	.97%	1.03%
Expenses net of fee waivers, if any	1.10% A	.99%	.98%	.97%	.97%	1.03%
Expenses net of all reductions	1.07% A	.94%	.94%	.92%	.91%	.98%
Net investment income (loss)	1.97% A	2.07%	1.53%	1.62%	1.32%	.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 2,235	$ 5,266	$ 4,220	$ 2,213	$ 1,185
Portfolio turnover rate F	128% A	88%	105%	83%	59%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 432,461
Unrealized depreciation	(758,560)
Net unrealized appreciation (depreciation)	$ (326,099)
Cost for federal income tax purposes	$ 4,931,503

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,093,836 and $4,339,389, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,971	$ 27
Class T	.25%	.25%	2,160	-
Class B	.75%	.25%	896	674
Class C	.75%	.25%	2,437	134
			$ 7,464	$ 835

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83
Class T	26
Class B*	305
Class C*	20
$ 434

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,385.30
Class T	1,354.31
Class B	266.30
Class C	740.30
Institutional Class	2,732.32
	$ 7,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 27,719.26%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,948.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $604 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 68,117	$ 51,458
Class T	33,086	20,765
Class B	5,353	649
Class C	14,560	3,823
Institutional Class	87,438	57,951
Total	$ 208,554	$ 134,646
From net realized gain
Class A	$ -	$ 650,221
Class T	-	391,932
Class B	-	65,309
Class C	-	195,682
Institutional Class	-	577,605
Total	$ -	$ 1,880,749

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	12,297	36,978	$ 133,052	$ 736,803
Reinvestment of distributions	5,430	26,184	57,665	589,918
Shares redeemed	(44,344)	(120,763)	(481,261)	(2,301,351)
Net increase (decrease)	(26,617)	(57,601)	$ (290,544)	$ (974,630)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class T
Shares sold	5,174	12,597	$ 55,250	$ 249,376
Reinvestment of distributions	2,991	17,846	31,524	398,138
Shares redeemed	(26,154)	(76,733)	(280,666)	(1,486,718)
Net increase (decrease)	(17,989)	(46,290)	$ (193,892)	$ (839,204)
Class B
Shares sold	441	1,517	$ 4,562	$ 29,730
Reinvestment of distributions	460	2,657	4,698	57,330
Shares redeemed	(3,609)	(7,700)	(36,903)	(138,613)
Net increase (decrease)	(2,708)	(3,526)	$ (27,643)	$ (51,553)
Class C
Shares sold	1,564	6,466	$ 16,344	$ 129,678
Reinvestment of distributions	1,031	6,582	10,558	142,312
Shares redeemed	(12,299)	(27,030)	(126,630)	(481,929)
Net increase (decrease)	(9,704)	(13,982)	$ (99,728)	$ (209,939)
Institutional Class
Shares sold	21,987	70,399	$ 236,767	$ 1,369,597
Reinvestment of distributions	5,968	18,926	64,270	433,411
Shares redeemed	(70,631)	(109,533)	(776,978)	(2,095,521)
Net increase (decrease)	(42,676)	(20,208)	$ (475,941)	$ (292,513)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIFI-USAN-0609
1.784872.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,193.60	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,192.50	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,189.30	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,189.30	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,195.50	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.4	5.2
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5	4.5
China Mobile (Hong Kong) Ltd.	3.0	5.7
China Life Insurance Co. Ltd. (H Shares)	2.8	3.7
CNOOC Ltd.	2.2	0.6
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2.1	2.0
Tencent Holdings Ltd.	1.7	1.9
Reliance Industries Ltd.	1.6	1.4
POSCO	1.6	0.8
Hong Kong Exchange & Clearing Ltd.	1.5	0.0
	27.4
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	17.1
Information Technology	25.0	18.6
Consumer Discretionary	9.7	6.0
Energy	8.0	7.7
Industrials	6.4	1.1
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 95.6%	Stocks and Investment Companies 89.6%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 10.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 1.5%
BHP Billiton Ltd.	23,100	$ 558,309
JB Hi-Fi Ltd.	18,105	179,559
Newcrest Mining Ltd.	44,387	966,277
Wesfarmers Ltd.	53,099	874,092
TOTAL AUSTRALIA		2,578,237
Bermuda - 1.0%
Aquarius Platinum Ltd. (a)(d)	30,099	111,613
Aquarius Platinum Ltd. (Australia)	270,894	1,004,532
Hopson Development Holdings Ltd.	702,000	538,460
TOTAL BERMUDA		1,654,605
Cayman Islands - 3.7%
Hutchison China Meditech Ltd. (a)	3	3
Kingboard Chemical Holdings Ltd.	141,000	341,803
New World China Land Ltd.	980,800	381,730
New World Department Store China Ltd.	2,090,000	1,171,855
Shimao Property Holdings Ltd.	1,303,500	1,447,640
SOHO China Ltd.	868,000	416,573
Stella International Holdings Ltd.	1,682,500	2,229,362
TCC International Holdings Ltd. (a)	836,000	301,757
TOTAL CAYMAN ISLANDS		6,290,723
China - 18.9%
Air China Ltd. (H Shares)	1,612,000	753,432
Angang Steel Co. Ltd. (H Shares)	240,000	285,068
Anhui Conch Cement Co. Ltd. (H Shares) (a)	296,000	1,962,016
Bank of China (H Shares)	5,405,000	2,004,041
China Coal Energy Co. Ltd. (H Shares)	1,002,000	855,159
China Construction Bank Corp. (H Shares)	3,458,000	1,996,367
China Cosco Holdings Co. Ltd. (H Shares)	1,469,500	1,190,103
China Life Insurance Co. Ltd. (H Shares)	1,349,000	4,737,572
China Petroleum & Chemical Corp. (H Shares)	1,860,000	1,445,673
China Resources Land Ltd.	444,000	794,079
China Shenhua Energy Co. Ltd. (H Shares)	142,000	392,604
China Shipping Development Co. Ltd. (H Shares)	390,000	444,183
China Telecom Corp. Ltd. (H Shares)	3,446,000	1,696,353
Dongfang Electric Corp. Ltd.	93,600	244,153
Dongfeng Motor Group Co. Ltd. (H Shares)	786,000	584,898
Guangzhou R&F Properties Co. Ltd. (H Shares)	461,600	742,232
Huaneng Power International, Inc. (H Shares)	670,000	456,616
Industrial & Commercial Bank of China Ltd.	2,915,000	1,658,291
Li Ning Co. Ltd.	491,000	1,004,813
Common Stocks - continued
	Shares	Value
China - continued
PetroChina Co. Ltd. (H Shares)	2,200,000	$ 1,917,452
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	216,500	1,337,429
Tencent Holdings Ltd.	329,200	2,909,672
Weiqiao Textile Co. Ltd. (H Shares)	689,000	273,475
Yantai Changyu Pioneer Wine Co. (B Shares)	492,540	2,152,545
TOTAL CHINA		31,838,226
Hong Kong - 16.1%
ASM Pacific Technology Ltd.	248,400	1,110,574
BOC Hong Kong Holdings Ltd.	292,500	413,122
Cathay Pacific Airways Ltd.	566,000	654,699
Cheung Kong Holdings Ltd.	234,000	2,413,850
China Mobile (Hong Kong) Ltd.	593,500	5,125,010
CNOOC Ltd.	3,355,500	3,745,809
CNPC (Hong Kong) Ltd.	1,110,000	550,744
Denway Motors Ltd.	722,000	301,907
Esprit Holdings Ltd.	119,900	734,657
Henderson Land Development Co. Ltd.	222,000	1,034,080
Hong Kong Exchange & Clearing Ltd.	211,600	2,437,289
Hutchison Whampoa Ltd.	279,000	1,643,300
Midland Holdings Ltd.	1,660,000	680,323
New World Development Co. Ltd.	179,000	234,121
Sa Sa International Holdings Ltd.	1,344,000	467,378
Shun Tak Holdings Ltd.	1,836,000	810,199
Sino Land Co.	554,000	705,623
Sino-Ocean Land Holdings Ltd.	631,000	463,693
Sun Hung Kai Properties Ltd.	205,000	2,119,240
Techtronic Industries Co. Ltd.	1,170,000	691,935
Texwinca Holdings Ltd.	698,000	424,803
Wing Hang Bank Ltd.	51,000	301,167
TOTAL HONG KONG		27,063,523
India - 6.9%
Bajaj Auto Ltd.	33,404	433,323
Bharat Heavy Electricals Ltd.	14,985	502,245
Bharti Airtel Ltd. (a)	101,499	1,546,942
Cipla Ltd.	70,039	341,668
HDFC Bank Ltd.	53,370	1,190,612
Housing Development Finance Corp. Ltd.	43,347	1,516,072
Infosys Technologies Ltd.	73,052	2,235,188
Lupin Ltd.	19,963	290,184
Common Stocks - continued
	Shares	Value
India - continued
Reliance Industries Ltd.	75,526	$ 2,768,162
State Bank of India	29,112	756,018
TOTAL INDIA		11,580,414
Indonesia - 0.8%
PT Astra International Tbk	219,000	371,013
PT Bumi Resources Tbk	6,827,000	950,965
TOTAL INDONESIA		1,321,978
Korea (South) - 18.7%
Amorepacific Corp.	2,085	1,115,916
Dongbu Insurance Co. Ltd.	41,900	863,901
Hotel Shilla Co.	61,000	758,921
Hynix Semiconductor, Inc. (a)	92,600	1,043,381
Hyundai Department Store Co. Ltd.	14,941	929,429
Hyundai Engineering & Construction Co. Ltd.	17,712	838,479
Hyundai Industrial Development & Construction Co.	34,200	1,070,423
Hyundai Steel Co.	12,440	527,581
Korean Reinsurance Co.	93,810	869,835
KT&G Corp.	8,069	445,752
LG Electronics, Inc.	23,037	1,910,738
NHN Corp. (a)	14,879	1,810,396
POSCO	8,646	2,685,809
Samsung C&T Corp.	47,950	1,662,117
Samsung Electronics Co. Ltd.	23,120	10,709,736
Samsung Fire & Marine Insurance Co. Ltd.	4,620	632,629
Samsung Securities Co. Ltd.	21,801	1,124,168
Shinhan Financial Group Co. Ltd.	70,839	1,759,413
Shinsegae Co. Ltd.	1,943	694,038
TOTAL KOREA (SOUTH)		31,452,662
Malaysia - 1.6%
KNM Group Bhd	3,090,900	499,232
Parkson Holdings Bhd	1,629,500	1,904,135
Public Bank Bhd (For. Reg.)	149,900	362,118
TOTAL MALAYSIA		2,765,485
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	470,242	1,025,739
Common Stocks - continued
	Shares	Value
Philippines - 1.7%
Jollibee Food Corp.	839,800	$ 803,135
Philippine Long Distance Telephone Co.	45,250	2,055,535
TOTAL PHILIPPINES		2,858,670
Singapore - 3.9%
City Developments Ltd.	173,000	757,204
DBS Group Holdings Ltd.	180,500	1,158,224
Oversea-Chinese Banking Corp. Ltd.	140,000	556,028
Raffles Medical Group Ltd.	730,000	448,700
Singapore Airlines Ltd.	145,000	1,047,957
Singapore Exchange Ltd.	198,000	838,541
United Overseas Bank Ltd.	121,000	939,885
Wing Tai Holdings Ltd.	1,214,000	721,594
TOTAL SINGAPORE		6,468,133
Taiwan - 16.4%
Acer, Inc.	458,000	875,056
AU Optronics Corp.	1,761,000	1,872,850
Cathay Real Estate Development Co. Ltd.	2,627,000	800,425
China Steel Corp.	1,288,000	996,174
Chinatrust Financial Holding Co. Ltd.	1,711,576	782,052
Compal Electronics, Inc.	1,000,000	847,744
Delta Electronics, Inc.	211,000	460,432
Farglory Land Development Co. Ltd.	385,000	493,539
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,231,150	3,553,140
HTC Corp.	100,000	1,353,694
Hung Poo Real Estate Development Co. Ltd.	209,420	193,878
MediaTek, Inc.	137,000	1,424,315
Quanta Computer, Inc.	955,000	1,421,369
Siliconware Precision Industries Co. Ltd.	1,514,000	1,963,128
Taiwan Fertilizer Co. Ltd.	173,000	396,878
Taiwan Semiconductor Manufacturing Co. Ltd.	4,493,183	7,600,910
Unimicron Technology Corp.	753,000	508,173
Yuanta Financial Holding Co. Ltd.	3,402,000	1,988,909
TOTAL TAIWAN		27,532,666
Thailand - 3.4%
Asian Property Development PCL (For. Reg.)	8,756,200	838,769
Bangkok Bank Ltd. PCL (For. Reg.)	369,800	898,692
Minor International PCL (For. Reg.)	2,804,569	508,693
PTT Exploration & Production PCL (For. Reg.)	156,000	457,588
Quality Houses PCL	22,123,200	683,415
Common Stocks - continued
	Shares	Value
Thailand - continued
Robinson Department Store PCL (For. Reg.)	3,006,700	$ 681,695
Siam Commercial Bank PCL (For. Reg.)	964,800	1,647,420
TOTAL THAILAND		5,716,272
United Kingdom - 0.4%
HSBC Holdings PLC (Hong Kong) (Reg.)	105,600	740,203
TOTAL COMMON STOCKS (Cost $154,041,339)		160,887,536
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.53% (b)	8,398,500	8,398,500
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	58,500	58,500
TOTAL MONEY MARKET FUNDS (Cost $8,457,000)		8,457,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $162,498,339)		169,344,536
NET OTHER ASSETS - (0.6)%		(1,067,387)
NET ASSETS - 100%		$ 168,277,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,010
Fidelity Securities Lending Cash Central Fund	1,505
Total	$ 39,515
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 169,344,536	$ 61,442,599	$ 107,901,937	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $24,592,822 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,119) - See accompanying schedule: Unaffiliated issuers (cost $154,041,339)	$ 160,887,536
Fidelity Central Funds (cost $8,457,000)	8,457,000
Total Investments (cost $162,498,339)		$ 169,344,536
Foreign currency held at value (cost $52,407)		52,409
Receivable for investments sold		1,876,012
Receivable for fund shares sold		494,769
Dividends receivable		451,669
Distributions receivable from Fidelity Central Funds		4,006
Prepaid expenses		1,240
Receivable from investment adviser for expense reductions		3,369
Other receivables		287,990
Total assets		172,516,000

Liabilities
Payable for investments purchased	$ 3,423,690
Payable for fund shares redeemed	495,453
Accrued management fee	95,081
Distribution fees payable	68,061
Other affiliated payables	46,473
Other payables and accrued expenses	51,593
Collateral on securities loaned, at value	58,500
Total liabilities		4,238,851

Net Assets		$ 168,277,149
Net Assets consist of:
Paid in capital		$ 211,133,023
Distributions in excess of net investment income		(259,336)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,428,390)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,831,852
Net Assets		$ 168,277,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,762,160 ÷ 4,258,714 shares)	$ 18.73

Maximum offering price per share (100/94.25 of $18.73)	$ 19.87
Class T: Net Asset Value and redemption price per share ($29,351,550 ÷ 1,599,732 shares)	$ 18.35

Maximum offering price per share (100/96.50 of $18.35)	$ 19.02
Class B: Net Asset Value and offering price per share ($18,027,190 ÷ 1,025,013 shares)A	$ 17.59

Class C: Net Asset Value and offering price per share ($33,623,834 ÷ 1,919,036 shares)A	$ 17.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,512,415 ÷ 392,343 shares)	$ 19.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,422,191
Income from Fidelity Central Funds		39,515
		1,461,706
Less foreign taxes withheld		(108,417)
Total income		1,353,289

Expenses
Management fee	$ 522,194
Transfer agent fees	218,816
Distribution fees	375,282
Accounting and security lending fees	37,686
Custodian fees and expenses	109,770
Independent trustees' compensation	557
Registration fees	56,887
Audit	61,618
Legal	437
Miscellaneous	1,462
Total expenses before reductions	1,384,709
Expense reductions	(150,849)	1,233,860
Net investment income (loss)		119,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,667,496)
Foreign currency transactions	(120,488)
Total net realized gain (loss)		(24,787,984)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,218,846
Assets and liabilities in foreign currencies	(655)
Total change in net unrealized appreciation (depreciation)		51,218,191
Net gain (loss)		26,430,207
Net increase (decrease) in net assets resulting from operations		$ 26,549,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,429	$ 1,339,254
Net realized gain (loss)	(24,787,984)	(25,831,640)
Change in net unrealized appreciation (depreciation)	51,218,191	(181,390,583)
Net increase (decrease) in net assets resulting from operations	26,549,636	(205,882,969)
Distributions to shareholders from net investment income	(378,765)	(1,388,486)
Distributions to shareholders from net realized gain	-	(30,115,090)
Total distributions	(378,765)	(31,503,576)
Share transactions - net increase (decrease)	(8,380,868)	31,129,987
Redemption fees	10,575	145,533
Total increase (decrease) in net assets	17,800,578	(206,111,025)

Net Assets
Beginning of period	150,476,571	356,587,596
End of period (including distributions in excess of net investment income of $259,336 and undistributed net investment income of $0, respectively)	$ 168,277,149	$ 150,476,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 37.55	$ 22.48	$ 17.70	$ 13.96	$ 13.07
Income from Investment Operations
Net investment income (loss) E	.03	.19	.24	.22	.18	.03
Net realized and unrealized gain (loss)	3.01	(18.72)	16.64	6.10	3.61	1.00 K
Total from investment operations	3.04	(18.53)	16.88	6.32	3.79	1.03
Distributions from net investment income	(.05)	(.23)	(.15)	(.16)	-	(.15)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.05)	(3.29)	(1.83)	(1.55)	(.05)	(.15)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 18.73	$ 15.74	$ 37.55	$ 22.48	$ 17.70	$ 13.96
Total Return B, C, D	19.36%	(53.66)%	80.43%	38.02%	27.23%	8.01% K
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.50%	1.47%	1.73%	1.90%	2.24%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.47%	1.50%	1.61%	2.00%
Expenses net of all reductions	1.43% A	1.41%	1.40%	1.39%	1.55%	1.99%
Net investment income (loss)	.43% A	.73%	.88%	1.08%	1.08%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,762	$ 71,722	$ 152,630	$ 55,790	$ 30,782	$ 21,099
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.43	$ 36.88	$ 22.13	$ 17.45	$ 13.80	$ 12.92
Income from Investment Operations
Net investment income (loss) E	.01	.12	.16	.17	.14	- J
Net realized and unrealized gain (loss)	2.95	(18.38)	16.37	6.01	3.56	.99 K
Total from investment operations	2.96	(18.26)	16.53	6.18	3.70	.99
Distributions from net investment income	(.04)	(.14)	(.12)	(.12)	-	(.12)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.04)	(3.20)	(1.80)	(1.51)	(.05)	(.12)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 18.35	$ 15.43	$ 36.88	$ 22.13	$ 17.45	$ 13.80
Total Return B, C, D	19.25%	(53.79)%	79.98%	37.69%	26.89%	7.78% K
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.80%	1.79%	2.07%	2.27%	2.76%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.84%	2.25%
Expenses net of all reductions	1.68% A	1.66%	1.67%	1.64%	1.79%	2.24%
Net investment income (loss)	.18% A	.48%	.61%	.83%	.85%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,352	$ 25,205	$ 64,813	$ 28,850	$ 14,074	$ 7,658
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 35.55	$ 21.42	$ 16.94	$ 13.46	$ 12.64
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.03	.06	.06	(.07)
Net realized and unrealized gain (loss)	2.82	(17.68)	15.79	5.84	3.47	.96 K
Total from investment operations	2.80	(17.69)	15.82	5.90	3.53	.89
Distributions from net investment income	(.03)	-	(.03)	(.04)	-	(.08)
Distributions from net realized gain	-	(3.05)	(1.68)	(1.39)	(.05)	-
Total distributions	(.03)	(3.05)	(1.71)	(1.43)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 17.59	$ 14.82	$ 35.55	$ 21.42	$ 16.94	$ 13.46
Total Return B, C, D	18.93%	(54.01)%	79.01%	36.99%	26.31%	7.14% K
Ratios to Average Net Assets F, H
Expenses before reductions	2.38% A	2.29%	2.28%	2.59%	2.75%	3.19%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.35%	2.75%
Expenses net of all reductions	2.18% A	2.16%	2.17%	2.14%	2.29%	2.74%
Net investment income (loss)	(.32)% A	(.02)%	.11%	.33%	.34%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,027	$ 17,040	$ 40,775	$ 18,985	$ 11,504	$ 7,065
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 35.48	$ 21.39	$ 16.94	$ 13.46	$ 12.65
Income from Investment Operations
Net investment income (loss) E	(.02)	- J	.04	.06	.06	(.07)
Net realized and unrealized gain (loss)	2.81	(17.63)	15.76	5.84	3.47	.96 K
Total from investment operations	2.79	(17.63)	15.80	5.90	3.53	.89
Distributions from net investment income	(.03)	(.04)	(.05)	(.07)	-	(.09)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.03)	(3.10)	(1.73)	(1.46)	(.05)	(.09)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 17.52	$ 14.76	$ 35.48	$ 21.39	$ 16.94	$ 13.46
Total Return B, C, D	18.93%	(54.02)%	79.05%	37.02%	26.31%	7.14% K
Ratios to Average Net Assets F, H
Expenses before reductions	2.38% A	2.25%	2.21%	2.46%	2.67%	3.02%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.21%	2.25%	2.34%	2.75%
Expenses net of all reductions	2.18% A	2.16%	2.13%	2.14%	2.28%	2.74%
Net investment income (loss)	(.32)% A	(.02)%	.14%	.33%	.35%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,624	$ 30,577	$ 82,070	$ 33,047	$ 13,291	$ 6,484
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 38.25	$ 22.84	$ 17.97	$ 14.13	$ 13.20
Income from Investment Operations
Net investment income (loss) D	.05	.27	.34	.27	.24	.06
Net realized and unrealized gain (loss)	3.08	(19.09)	16.92	6.19	3.65	1.01 J
Total from investment operations	3.13	(18.82)	17.26	6.46	3.89	1.07
Distributions from net investment income	(.05)	(.31)	(.19)	(.21)	-	(.15)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.05)	(3.37)	(1.87)	(1.60)	(.05)	(.15)
Redemption fees added to paid in capital D	- I	.01	.02	.01	- I	.01
Net asset value, end of period	$ 19.15	$ 16.07	$ 38.25	$ 22.84	$ 17.97	$ 14.13
Total Return B, C	19.55%	(53.53)%	80.97%	38.28%	27.61%	8.24% J
Ratios to Average Net Assets E, G
Expenses before reductions	1.39% A	1.20%	1.16%	1.41%	1.52%	2.11%
Expenses net of fee waivers, if any	1.25% A	1.20%	1.16%	1.25%	1.29%	1.75%
Expenses net of all reductions	1.18% A	1.11%	1.08%	1.14%	1.24%	1.74%
Net investment income (loss)	.68% A	1.03%	1.20%	1.33%	1.40%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,512	$ 5,933	$ 16,300	$ 5,086	$ 4,791	$ 452
Portfolio turnover rate F	126% A	92% H	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The per-share and total return impacts are disclosed on the Financial Highlights. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,573,341
Unrealized depreciation	(18,368,112)
Net unrealized appreciation (depreciation)	$ 6,205,229
Cost for federal income tax purposes	$ 163,139,307

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,749,074 and $87,239,722, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 86,580	$ 2,891
Class T	.25%	.25%	62,418	708
Class B	.75%	.25%	80,580	60,688
Class C	.75%	.25%	145,704	16,326
			$ 375,282	$ 80,613

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,321
Class T	5,043
Class B*	32,529
Class C*	4,048
$ 57,941

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 102,541.30
Class T	40,440.32
Class B	23,955.30
Class C	42,855.29
Institutional Class	9,025.30
	$ 218,816

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $451 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,505.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 45,564
Class T	1.75%	19,830
Class B	2.25%	10,728
Class C	2.25%	18,885
Institutional Class	1.25%	4,063
		$ 99,070

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $51,518 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $261.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 205,872	$ 933,093
Class T	65,048	241,193
Class B	32,430	-
Class C	56,715	82,276
Institutional Class	18,700	131,924
Total	$ 378,765	$ 1,388,486
From net realized gain
Class A	$ -	$ 12,682,581
Class T	-	5,427,293
Class B	-	3,491,350
Class C	-	7,194,625
Institutional Class	-	1,319,241
Total	$ -	$ 30,115,090

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	445,213	1,417,438	$ 7,283,555	$ 39,489,573
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	1,036,440	-	32,482,019
Reinvestment of distributions	11,447	367,601	172,611	11,447,101
Shares redeemed	(755,144)	(2,329,223)	(11,925,188)	(57,258,940)
Net increase (decrease)	(298,484)	492,256	$ (4,469,022)	$ 26,159,753
Class T
Shares sold	212,766	494,150	$ 3,376,220	$ 12,981,063
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	234,931	-	7,235,880
Reinvestment of distributions	4,255	168,831	63,009	5,167,912
Shares redeemed	(250,626)	(1,022,047)	(3,844,839)	(25,065,963)
Net increase (decrease)	(33,605)	(124,135)	$ (405,610)	$ 318,892

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	61,626	242,096	$ 936,325	$ 6,467,358
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	293,838	-	8,726,975
Reinvestment of distributions	1,834	105,630	26,200	3,118,188
Shares redeemed	(188,345)	(638,527)	(2,770,355)	(14,729,354)
Net increase (decrease)	(124,885)	3,037	$ (1,807,830)	$ 3,583,167
Class C
Shares sold	225,719	544,685	$ 3,362,367	$ 14,847,636
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	365,248	-	10,807,681
Reinvestment of distributions	3,108	196,711	44,228	5,785,281
Shares redeemed	(381,265)	(1,348,573)	(5,535,835)	(31,070,040)
Net increase (decrease)	(152,438)	(241,929)	$ (2,129,240)	$ 370,558
Institutional Class
Shares sold	134,173	297,341	$ 2,223,443	$ 8,430,661
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	131,266	-	4,188,699
Reinvestment of distributions	550	20,222	8,469	641,235
Shares redeemed	(111,538)	(505,846)	(1,801,078)	(12,562,978)
Net increase (decrease)	23,185	(57,017)	$ 430,834	$ 697,617

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Merger Information.

On December 7, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Korea Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Target Fund shareholders on November 14, 2007. The acquisition was accomplished by an exchange of 1,036,440 Class A shares, 234,931 Class T shares, 293,838 Class B shares, 365,248 Class C shares and 131,266 Institutional Class shares of the Fund, respectively, for 1,446,656 Class A shares, 331,148 Class T shares, 420,027 Class B shares, 517,942 Class C shares and 182,483 Institutional Class shares then outstanding (valued at $22.45, $21.85, $20.78, $20.87, and $22.95, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Funds or their shareholders. The Target Fund's net assets, including $10,759,371 of unrealized appreciation, were combined with the Fund's net assets of $334,365,132 for total net assets after the acquisition of $397,806,387.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEA-USAN-0609
1.784873.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,193.60	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,192.50	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,189.30	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,189.30	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,195.50	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.4	5.2
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5	4.5
China Mobile (Hong Kong) Ltd.	3.0	5.7
China Life Insurance Co. Ltd. (H Shares)	2.8	3.7
CNOOC Ltd.	2.2	0.6
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2.1	2.0
Tencent Holdings Ltd.	1.7	1.9
Reliance Industries Ltd.	1.6	1.4
POSCO	1.6	0.8
Hong Kong Exchange & Clearing Ltd.	1.5	0.0
	27.4
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	17.1
Information Technology	25.0	18.6
Consumer Discretionary	9.7	6.0
Energy	8.0	7.7
Industrials	6.4	1.1
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 95.6%	Stocks and Investment Companies 89.6%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 10.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 1.5%
BHP Billiton Ltd.	23,100	$ 558,309
JB Hi-Fi Ltd.	18,105	179,559
Newcrest Mining Ltd.	44,387	966,277
Wesfarmers Ltd.	53,099	874,092
TOTAL AUSTRALIA		2,578,237
Bermuda - 1.0%
Aquarius Platinum Ltd. (a)(d)	30,099	111,613
Aquarius Platinum Ltd. (Australia)	270,894	1,004,532
Hopson Development Holdings Ltd.	702,000	538,460
TOTAL BERMUDA		1,654,605
Cayman Islands - 3.7%
Hutchison China Meditech Ltd. (a)	3	3
Kingboard Chemical Holdings Ltd.	141,000	341,803
New World China Land Ltd.	980,800	381,730
New World Department Store China Ltd.	2,090,000	1,171,855
Shimao Property Holdings Ltd.	1,303,500	1,447,640
SOHO China Ltd.	868,000	416,573
Stella International Holdings Ltd.	1,682,500	2,229,362
TCC International Holdings Ltd. (a)	836,000	301,757
TOTAL CAYMAN ISLANDS		6,290,723
China - 18.9%
Air China Ltd. (H Shares)	1,612,000	753,432
Angang Steel Co. Ltd. (H Shares)	240,000	285,068
Anhui Conch Cement Co. Ltd. (H Shares) (a)	296,000	1,962,016
Bank of China (H Shares)	5,405,000	2,004,041
China Coal Energy Co. Ltd. (H Shares)	1,002,000	855,159
China Construction Bank Corp. (H Shares)	3,458,000	1,996,367
China Cosco Holdings Co. Ltd. (H Shares)	1,469,500	1,190,103
China Life Insurance Co. Ltd. (H Shares)	1,349,000	4,737,572
China Petroleum & Chemical Corp. (H Shares)	1,860,000	1,445,673
China Resources Land Ltd.	444,000	794,079
China Shenhua Energy Co. Ltd. (H Shares)	142,000	392,604
China Shipping Development Co. Ltd. (H Shares)	390,000	444,183
China Telecom Corp. Ltd. (H Shares)	3,446,000	1,696,353
Dongfang Electric Corp. Ltd.	93,600	244,153
Dongfeng Motor Group Co. Ltd. (H Shares)	786,000	584,898
Guangzhou R&F Properties Co. Ltd. (H Shares)	461,600	742,232
Huaneng Power International, Inc. (H Shares)	670,000	456,616
Industrial & Commercial Bank of China Ltd.	2,915,000	1,658,291
Li Ning Co. Ltd.	491,000	1,004,813
Common Stocks - continued
	Shares	Value
China - continued
PetroChina Co. Ltd. (H Shares)	2,200,000	$ 1,917,452
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	216,500	1,337,429
Tencent Holdings Ltd.	329,200	2,909,672
Weiqiao Textile Co. Ltd. (H Shares)	689,000	273,475
Yantai Changyu Pioneer Wine Co. (B Shares)	492,540	2,152,545
TOTAL CHINA		31,838,226
Hong Kong - 16.1%
ASM Pacific Technology Ltd.	248,400	1,110,574
BOC Hong Kong Holdings Ltd.	292,500	413,122
Cathay Pacific Airways Ltd.	566,000	654,699
Cheung Kong Holdings Ltd.	234,000	2,413,850
China Mobile (Hong Kong) Ltd.	593,500	5,125,010
CNOOC Ltd.	3,355,500	3,745,809
CNPC (Hong Kong) Ltd.	1,110,000	550,744
Denway Motors Ltd.	722,000	301,907
Esprit Holdings Ltd.	119,900	734,657
Henderson Land Development Co. Ltd.	222,000	1,034,080
Hong Kong Exchange & Clearing Ltd.	211,600	2,437,289
Hutchison Whampoa Ltd.	279,000	1,643,300
Midland Holdings Ltd.	1,660,000	680,323
New World Development Co. Ltd.	179,000	234,121
Sa Sa International Holdings Ltd.	1,344,000	467,378
Shun Tak Holdings Ltd.	1,836,000	810,199
Sino Land Co.	554,000	705,623
Sino-Ocean Land Holdings Ltd.	631,000	463,693
Sun Hung Kai Properties Ltd.	205,000	2,119,240
Techtronic Industries Co. Ltd.	1,170,000	691,935
Texwinca Holdings Ltd.	698,000	424,803
Wing Hang Bank Ltd.	51,000	301,167
TOTAL HONG KONG		27,063,523
India - 6.9%
Bajaj Auto Ltd.	33,404	433,323
Bharat Heavy Electricals Ltd.	14,985	502,245
Bharti Airtel Ltd. (a)	101,499	1,546,942
Cipla Ltd.	70,039	341,668
HDFC Bank Ltd.	53,370	1,190,612
Housing Development Finance Corp. Ltd.	43,347	1,516,072
Infosys Technologies Ltd.	73,052	2,235,188
Lupin Ltd.	19,963	290,184
Common Stocks - continued
	Shares	Value
India - continued
Reliance Industries Ltd.	75,526	$ 2,768,162
State Bank of India	29,112	756,018
TOTAL INDIA		11,580,414
Indonesia - 0.8%
PT Astra International Tbk	219,000	371,013
PT Bumi Resources Tbk	6,827,000	950,965
TOTAL INDONESIA		1,321,978
Korea (South) - 18.7%
Amorepacific Corp.	2,085	1,115,916
Dongbu Insurance Co. Ltd.	41,900	863,901
Hotel Shilla Co.	61,000	758,921
Hynix Semiconductor, Inc. (a)	92,600	1,043,381
Hyundai Department Store Co. Ltd.	14,941	929,429
Hyundai Engineering & Construction Co. Ltd.	17,712	838,479
Hyundai Industrial Development & Construction Co.	34,200	1,070,423
Hyundai Steel Co.	12,440	527,581
Korean Reinsurance Co.	93,810	869,835
KT&G Corp.	8,069	445,752
LG Electronics, Inc.	23,037	1,910,738
NHN Corp. (a)	14,879	1,810,396
POSCO	8,646	2,685,809
Samsung C&T Corp.	47,950	1,662,117
Samsung Electronics Co. Ltd.	23,120	10,709,736
Samsung Fire & Marine Insurance Co. Ltd.	4,620	632,629
Samsung Securities Co. Ltd.	21,801	1,124,168
Shinhan Financial Group Co. Ltd.	70,839	1,759,413
Shinsegae Co. Ltd.	1,943	694,038
TOTAL KOREA (SOUTH)		31,452,662
Malaysia - 1.6%
KNM Group Bhd	3,090,900	499,232
Parkson Holdings Bhd	1,629,500	1,904,135
Public Bank Bhd (For. Reg.)	149,900	362,118
TOTAL MALAYSIA		2,765,485
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	470,242	1,025,739
Common Stocks - continued
	Shares	Value
Philippines - 1.7%
Jollibee Food Corp.	839,800	$ 803,135
Philippine Long Distance Telephone Co.	45,250	2,055,535
TOTAL PHILIPPINES		2,858,670
Singapore - 3.9%
City Developments Ltd.	173,000	757,204
DBS Group Holdings Ltd.	180,500	1,158,224
Oversea-Chinese Banking Corp. Ltd.	140,000	556,028
Raffles Medical Group Ltd.	730,000	448,700
Singapore Airlines Ltd.	145,000	1,047,957
Singapore Exchange Ltd.	198,000	838,541
United Overseas Bank Ltd.	121,000	939,885
Wing Tai Holdings Ltd.	1,214,000	721,594
TOTAL SINGAPORE		6,468,133
Taiwan - 16.4%
Acer, Inc.	458,000	875,056
AU Optronics Corp.	1,761,000	1,872,850
Cathay Real Estate Development Co. Ltd.	2,627,000	800,425
China Steel Corp.	1,288,000	996,174
Chinatrust Financial Holding Co. Ltd.	1,711,576	782,052
Compal Electronics, Inc.	1,000,000	847,744
Delta Electronics, Inc.	211,000	460,432
Farglory Land Development Co. Ltd.	385,000	493,539
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,231,150	3,553,140
HTC Corp.	100,000	1,353,694
Hung Poo Real Estate Development Co. Ltd.	209,420	193,878
MediaTek, Inc.	137,000	1,424,315
Quanta Computer, Inc.	955,000	1,421,369
Siliconware Precision Industries Co. Ltd.	1,514,000	1,963,128
Taiwan Fertilizer Co. Ltd.	173,000	396,878
Taiwan Semiconductor Manufacturing Co. Ltd.	4,493,183	7,600,910
Unimicron Technology Corp.	753,000	508,173
Yuanta Financial Holding Co. Ltd.	3,402,000	1,988,909
TOTAL TAIWAN		27,532,666
Thailand - 3.4%
Asian Property Development PCL (For. Reg.)	8,756,200	838,769
Bangkok Bank Ltd. PCL (For. Reg.)	369,800	898,692
Minor International PCL (For. Reg.)	2,804,569	508,693
PTT Exploration & Production PCL (For. Reg.)	156,000	457,588
Quality Houses PCL	22,123,200	683,415
Common Stocks - continued
	Shares	Value
Thailand - continued
Robinson Department Store PCL (For. Reg.)	3,006,700	$ 681,695
Siam Commercial Bank PCL (For. Reg.)	964,800	1,647,420
TOTAL THAILAND		5,716,272
United Kingdom - 0.4%
HSBC Holdings PLC (Hong Kong) (Reg.)	105,600	740,203
TOTAL COMMON STOCKS (Cost $154,041,339)		160,887,536
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.53% (b)	8,398,500	8,398,500
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	58,500	58,500
TOTAL MONEY MARKET FUNDS (Cost $8,457,000)		8,457,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $162,498,339)		169,344,536
NET OTHER ASSETS - (0.6)%		(1,067,387)
NET ASSETS - 100%		$ 168,277,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,010
Fidelity Securities Lending Cash Central Fund	1,505
Total	$ 39,515
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 169,344,536	$ 61,442,599	$ 107,901,937	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $24,592,822 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,119) - See accompanying schedule: Unaffiliated issuers (cost $154,041,339)	$ 160,887,536
Fidelity Central Funds (cost $8,457,000)	8,457,000
Total Investments (cost $162,498,339)		$ 169,344,536
Foreign currency held at value (cost $52,407)		52,409
Receivable for investments sold		1,876,012
Receivable for fund shares sold		494,769
Dividends receivable		451,669
Distributions receivable from Fidelity Central Funds		4,006
Prepaid expenses		1,240
Receivable from investment adviser for expense reductions		3,369
Other receivables		287,990
Total assets		172,516,000

Liabilities
Payable for investments purchased	$ 3,423,690
Payable for fund shares redeemed	495,453
Accrued management fee	95,081
Distribution fees payable	68,061
Other affiliated payables	46,473
Other payables and accrued expenses	51,593
Collateral on securities loaned, at value	58,500
Total liabilities		4,238,851

Net Assets		$ 168,277,149
Net Assets consist of:
Paid in capital		$ 211,133,023
Distributions in excess of net investment income		(259,336)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,428,390)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,831,852
Net Assets		$ 168,277,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,762,160 ÷ 4,258,714 shares)	$ 18.73

Maximum offering price per share (100/94.25 of $18.73)	$ 19.87
Class T: Net Asset Value and redemption price per share ($29,351,550 ÷ 1,599,732 shares)	$ 18.35

Maximum offering price per share (100/96.50 of $18.35)	$ 19.02
Class B: Net Asset Value and offering price per share ($18,027,190 ÷ 1,025,013 shares)A	$ 17.59

Class C: Net Asset Value and offering price per share ($33,623,834 ÷ 1,919,036 shares)A	$ 17.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,512,415 ÷ 392,343 shares)	$ 19.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,422,191
Income from Fidelity Central Funds		39,515
		1,461,706
Less foreign taxes withheld		(108,417)
Total income		1,353,289

Expenses
Management fee	$ 522,194
Transfer agent fees	218,816
Distribution fees	375,282
Accounting and security lending fees	37,686
Custodian fees and expenses	109,770
Independent trustees' compensation	557
Registration fees	56,887
Audit	61,618
Legal	437
Miscellaneous	1,462
Total expenses before reductions	1,384,709
Expense reductions	(150,849)	1,233,860
Net investment income (loss)		119,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,667,496)
Foreign currency transactions	(120,488)
Total net realized gain (loss)		(24,787,984)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,218,846
Assets and liabilities in foreign currencies	(655)
Total change in net unrealized appreciation (depreciation)		51,218,191
Net gain (loss)		26,430,207
Net increase (decrease) in net assets resulting from operations		$ 26,549,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,429	$ 1,339,254
Net realized gain (loss)	(24,787,984)	(25,831,640)
Change in net unrealized appreciation (depreciation)	51,218,191	(181,390,583)
Net increase (decrease) in net assets resulting from operations	26,549,636	(205,882,969)
Distributions to shareholders from net investment income	(378,765)	(1,388,486)
Distributions to shareholders from net realized gain	-	(30,115,090)
Total distributions	(378,765)	(31,503,576)
Share transactions - net increase (decrease)	(8,380,868)	31,129,987
Redemption fees	10,575	145,533
Total increase (decrease) in net assets	17,800,578	(206,111,025)

Net Assets
Beginning of period	150,476,571	356,587,596
End of period (including distributions in excess of net investment income of $259,336 and undistributed net investment income of $0, respectively)	$ 168,277,149	$ 150,476,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 37.55	$ 22.48	$ 17.70	$ 13.96	$ 13.07
Income from Investment Operations
Net investment income (loss) E	.03	.19	.24	.22	.18	.03
Net realized and unrealized gain (loss)	3.01	(18.72)	16.64	6.10	3.61	1.00 K
Total from investment operations	3.04	(18.53)	16.88	6.32	3.79	1.03
Distributions from net investment income	(.05)	(.23)	(.15)	(.16)	-	(.15)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.05)	(3.29)	(1.83)	(1.55)	(.05)	(.15)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 18.73	$ 15.74	$ 37.55	$ 22.48	$ 17.70	$ 13.96
Total Return B, C, D	19.36%	(53.66)%	80.43%	38.02%	27.23%	8.01% K
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.50%	1.47%	1.73%	1.90%	2.24%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.47%	1.50%	1.61%	2.00%
Expenses net of all reductions	1.43% A	1.41%	1.40%	1.39%	1.55%	1.99%
Net investment income (loss)	.43% A	.73%	.88%	1.08%	1.08%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,762	$ 71,722	$ 152,630	$ 55,790	$ 30,782	$ 21,099
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.43	$ 36.88	$ 22.13	$ 17.45	$ 13.80	$ 12.92
Income from Investment Operations
Net investment income (loss) E	.01	.12	.16	.17	.14	- J
Net realized and unrealized gain (loss)	2.95	(18.38)	16.37	6.01	3.56	.99 K
Total from investment operations	2.96	(18.26)	16.53	6.18	3.70	.99
Distributions from net investment income	(.04)	(.14)	(.12)	(.12)	-	(.12)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.04)	(3.20)	(1.80)	(1.51)	(.05)	(.12)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 18.35	$ 15.43	$ 36.88	$ 22.13	$ 17.45	$ 13.80
Total Return B, C, D	19.25%	(53.79)%	79.98%	37.69%	26.89%	7.78% K
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.80%	1.79%	2.07%	2.27%	2.76%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.84%	2.25%
Expenses net of all reductions	1.68% A	1.66%	1.67%	1.64%	1.79%	2.24%
Net investment income (loss)	.18% A	.48%	.61%	.83%	.85%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,352	$ 25,205	$ 64,813	$ 28,850	$ 14,074	$ 7,658
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 35.55	$ 21.42	$ 16.94	$ 13.46	$ 12.64
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.03	.06	.06	(.07)
Net realized and unrealized gain (loss)	2.82	(17.68)	15.79	5.84	3.47	.96 K
Total from investment operations	2.80	(17.69)	15.82	5.90	3.53	.89
Distributions from net investment income	(.03)	-	(.03)	(.04)	-	(.08)
Distributions from net realized gain	-	(3.05)	(1.68)	(1.39)	(.05)	-
Total distributions	(.03)	(3.05)	(1.71)	(1.43)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 17.59	$ 14.82	$ 35.55	$ 21.42	$ 16.94	$ 13.46
Total Return B, C, D	18.93%	(54.01)%	79.01%	36.99%	26.31%	7.14% K
Ratios to Average Net Assets F, H
Expenses before reductions	2.38% A	2.29%	2.28%	2.59%	2.75%	3.19%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.35%	2.75%
Expenses net of all reductions	2.18% A	2.16%	2.17%	2.14%	2.29%	2.74%
Net investment income (loss)	(.32)% A	(.02)%	.11%	.33%	.34%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,027	$ 17,040	$ 40,775	$ 18,985	$ 11,504	$ 7,065
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 35.48	$ 21.39	$ 16.94	$ 13.46	$ 12.65
Income from Investment Operations
Net investment income (loss) E	(.02)	- J	.04	.06	.06	(.07)
Net realized and unrealized gain (loss)	2.81	(17.63)	15.76	5.84	3.47	.96 K
Total from investment operations	2.79	(17.63)	15.80	5.90	3.53	.89
Distributions from net investment income	(.03)	(.04)	(.05)	(.07)	-	(.09)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.03)	(3.10)	(1.73)	(1.46)	(.05)	(.09)
Redemption fees added to paid in capital E	- J	.01	.02	.01	- J	.01
Net asset value, end of period	$ 17.52	$ 14.76	$ 35.48	$ 21.39	$ 16.94	$ 13.46
Total Return B, C, D	18.93%	(54.02)%	79.05%	37.02%	26.31%	7.14% K
Ratios to Average Net Assets F, H
Expenses before reductions	2.38% A	2.25%	2.21%	2.46%	2.67%	3.02%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.21%	2.25%	2.34%	2.75%
Expenses net of all reductions	2.18% A	2.16%	2.13%	2.14%	2.28%	2.74%
Net investment income (loss)	(.32)% A	(.02)%	.14%	.33%	.35%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,624	$ 30,577	$ 82,070	$ 33,047	$ 13,291	$ 6,484
Portfolio turnover rate G	126% A	92% I	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 38.25	$ 22.84	$ 17.97	$ 14.13	$ 13.20
Income from Investment Operations
Net investment income (loss) D	.05	.27	.34	.27	.24	.06
Net realized and unrealized gain (loss)	3.08	(19.09)	16.92	6.19	3.65	1.01 J
Total from investment operations	3.13	(18.82)	17.26	6.46	3.89	1.07
Distributions from net investment income	(.05)	(.31)	(.19)	(.21)	-	(.15)
Distributions from net realized gain	-	(3.06)	(1.68)	(1.39)	(.05)	-
Total distributions	(.05)	(3.37)	(1.87)	(1.60)	(.05)	(.15)
Redemption fees added to paid in capital D	- I	.01	.02	.01	- I	.01
Net asset value, end of period	$ 19.15	$ 16.07	$ 38.25	$ 22.84	$ 17.97	$ 14.13
Total Return B, C	19.55%	(53.53)%	80.97%	38.28%	27.61%	8.24% J
Ratios to Average Net Assets E, G
Expenses before reductions	1.39% A	1.20%	1.16%	1.41%	1.52%	2.11%
Expenses net of fee waivers, if any	1.25% A	1.20%	1.16%	1.25%	1.29%	1.75%
Expenses net of all reductions	1.18% A	1.11%	1.08%	1.14%	1.24%	1.74%
Net investment income (loss)	.68% A	1.03%	1.20%	1.33%	1.40%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,512	$ 5,933	$ 16,300	$ 5,086	$ 4,791	$ 452
Portfolio turnover rate F	126% A	92% H	66%	77%	66%	232%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The per-share and total return impacts are disclosed on the Financial Highlights. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,573,341
Unrealized depreciation	(18,368,112)
Net unrealized appreciation (depreciation)	$ 6,205,229
Cost for federal income tax purposes	$ 163,139,307

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,749,074 and $87,239,722, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 86,580	$ 2,891
Class T	.25%	.25%	62,418	708
Class B	.75%	.25%	80,580	60,688
Class C	.75%	.25%	145,704	16,326
			$ 375,282	$ 80,613

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,321
Class T	5,043
Class B*	32,529
Class C*	4,048
$ 57,941

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 102,541.30
Class T	40,440.32
Class B	23,955.30
Class C	42,855.29
Institutional Class	9,025.30
	$ 218,816

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $451 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,505.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 45,564
Class T	1.75%	19,830
Class B	2.25%	10,728
Class C	2.25%	18,885
Institutional Class	1.25%	4,063
		$ 99,070

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $51,518 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $261.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 205,872	$ 933,093
Class T	65,048	241,193
Class B	32,430	-
Class C	56,715	82,276
Institutional Class	18,700	131,924
Total	$ 378,765	$ 1,388,486
From net realized gain
Class A	$ -	$ 12,682,581
Class T	-	5,427,293
Class B	-	3,491,350
Class C	-	7,194,625
Institutional Class	-	1,319,241
Total	$ -	$ 30,115,090

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	445,213	1,417,438	$ 7,283,555	$ 39,489,573
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	1,036,440	-	32,482,019
Reinvestment of distributions	11,447	367,601	172,611	11,447,101
Shares redeemed	(755,144)	(2,329,223)	(11,925,188)	(57,258,940)
Net increase (decrease)	(298,484)	492,256	$ (4,469,022)	$ 26,159,753
Class T
Shares sold	212,766	494,150	$ 3,376,220	$ 12,981,063
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	234,931	-	7,235,880
Reinvestment of distributions	4,255	168,831	63,009	5,167,912
Shares redeemed	(250,626)	(1,022,047)	(3,844,839)	(25,065,963)
Net increase (decrease)	(33,605)	(124,135)	$ (405,610)	$ 318,892

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	61,626	242,096	$ 936,325	$ 6,467,358
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	293,838	-	8,726,975
Reinvestment of distributions	1,834	105,630	26,200	3,118,188
Shares redeemed	(188,345)	(638,527)	(2,770,355)	(14,729,354)
Net increase (decrease)	(124,885)	3,037	$ (1,807,830)	$ 3,583,167
Class C
Shares sold	225,719	544,685	$ 3,362,367	$ 14,847,636
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	365,248	-	10,807,681
Reinvestment of distributions	3,108	196,711	44,228	5,785,281
Shares redeemed	(381,265)	(1,348,573)	(5,535,835)	(31,070,040)
Net increase (decrease)	(152,438)	(241,929)	$ (2,129,240)	$ 370,558
Institutional Class
Shares sold	134,173	297,341	$ 2,223,443	$ 8,430,661
Issued in exchange for shares of Fidelity Advisor Korea Fund	-	131,266	-	4,188,699
Reinvestment of distributions	550	20,222	8,469	641,235
Shares redeemed	(111,538)	(505,846)	(1,801,078)	(12,562,978)
Net increase (decrease)	23,185	(57,017)	$ 430,834	$ 697,617

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Merger Information.

On December 7, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Korea Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Target Fund shareholders on November 14, 2007. The acquisition was accomplished by an exchange of 1,036,440 Class A shares, 234,931 Class T shares, 293,838 Class B shares, 365,248 Class C shares and 131,266 Institutional Class shares of the Fund, respectively, for 1,446,656 Class A shares, 331,148 Class T shares, 420,027 Class B shares, 517,942 Class C shares and 182,483 Institutional Class shares then outstanding (valued at $22.45, $21.85, $20.78, $20.87, and $22.95, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Funds or their shareholders. The Target Fund's net assets, including $10,759,371 of unrealized appreciation, were combined with the Fund's net assets of $334,365,132 for total net assets after the acquisition of $397,806,387.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEAI-USAN-0609
1.784874.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.60%
Actual		$ 1,000.00	$ 1,080.20	$ 8.25
Hypothetical A		$ 1,000.00	$ 1,016.86	$ 8.00
Class T	1.85%
Actual		$ 1,000.00	$ 1,078.50	$ 9.53
Hypothetical A		$ 1,000.00	$ 1,015.62	$ 9.25
Class B	2.35%
Actual		$ 1,000.00	$ 1,075.90	$ 12.10
Hypothetical A		$ 1,000.00	$ 1,013.14	$ 11.73
Class C	2.35%
Actual		$ 1,000.00	$ 1,075.90	$ 12.10
Hypothetical A		$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class	1.35%
Actual		$ 1,000.00	$ 1,081.30	$ 6.97
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.1	3.8
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.7	2.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	2.7
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.3	2.2
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	2.0	1.6
	13.6
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	23.5
Energy	14.6	16.3
Information Technology	14.4	10.1
Materials	12.4	11.5
Consumer Discretionary	9.1	4.7
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.2	14.9
Korea (South)	11.9	8.2
China	9.6	6.3
Taiwan	8.8	5.4
South Africa	7.9	9.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 97.7%	Stocks 94.3%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 5.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	152,426	$ 604,018
Austria - 0.4%
Erste Bank AG (d)	36,100	753,048
Raiffeisen International Bank-Holding AG (d)	17,900	616,902
TOTAL AUSTRIA		1,369,950
Bermuda - 1.6%
Aquarius Platinum Ltd. (a)	24,138	89,509
Aquarius Platinum Ltd.:
(Australia)	217,249	805,605
(United Kingdom) (a)	225,111	848,240
Credicorp Ltd. (NY Shares)	30,100	1,505,602
Huabao International Holdings Ltd.	625,000	441,783
Ports Design Ltd.	812,500	1,233,833
TOTAL BERMUDA		4,924,572
Brazil - 13.2%
America Latina Logistica SA unit	240,700	1,237,096
Banco ABC Brasil SA	111,000	355,289
Banco Bradesco SA:
(PN)	113,600	1,412,890
(PN) sponsored ADR	215,800	2,650,024
Companhia de Saneamento de Minas Gerais	2,220	24,068
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	79,300	1,193,465
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	137,100	2,539,092
Companhia Vale do Rio Doce (PN-A) sponsored ADR	625,900	8,593,610
GVT Holding SA (a)	92,800	1,227,178
Itau Unibanco Banco Multiplo SA ADR	33,800	464,074
Localiza Rent a Car SA	33,400	173,189
Lojas Renner SA	36,800	334,186
MRV Engenharia e Participacoes SA	85,600	849,757
Net Servicos de Comunicacao SA sponsored ADR	169,766	1,381,895
OGX Petroleo e Gas Participacoes SA	5,000	2,101,077
PDG Realty S.A. Empreendimentos e Participacoes	84,100	802,179
Perdigao SA (ON)	64,500	951,153
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	540,400	7,319,165
(PN) sponsored ADR (non-vtg.)	203,600	5,493,128
sponsored ADR	27,800	933,246
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	155,900	1,362,566
TOTAL BRAZIL		41,398,327
Common Stocks - continued
	Shares	Value
Canada - 0.3%
Addax Petroleum, Inc.	35,200	$ 968,756
Cayman Islands - 1.3%
Anta Sports Products Ltd.	631,000	531,324
Chaoda Modern Agriculture (Holdings) Ltd.	1,580,306	893,587
China Dongxiang Group Co. Ltd.	2,539,000	1,233,050
Integra Group Holdings unit (a)	403,800	678,222
Want Want China Holdings Ltd.	892,000	444,776
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	44,479	310,463
TOTAL CAYMAN ISLANDS		4,091,422
China - 9.6%
Baidu.com, Inc. sponsored ADR (a)	6,100	1,420,690
China BlueChemical Ltd. (H shares)	610,000	323,579
China Coal Energy Co. Ltd. (H Shares)	1,078,300	920,277
China Construction Bank Corp. (H Shares)	9,333,000	5,388,112
China Gas Holdings Ltd.	2,208,000	404,925
China Merchants Bank Co. Ltd. (H Shares)	1,092,500	1,951,998
China National Materials Co. Ltd. (a)	418,000	317,747
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	2,327,000	1,043,960
China Yurun Food Group Ltd.	932,000	1,103,823
Golden Eagle Retail Group Ltd. (H Shares)	1,857,000	1,498,997
Industrial & Commercial Bank of China Ltd.	11,083,000	6,304,920
NetEase.com, Inc. sponsored ADR (a)	10,100	304,818
PICC Property & Casualty Co. Ltd. (H Shares) (a)	1,580,000	891,834
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	473,000	2,921,957
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	12,600	602,658
Tencent Holdings Ltd.	251,600	2,223,796
Yantai Changyu Pioneer Wine Co. (B Shares)	222,290	971,473
ZTE Corp. (H Shares)	456,300	1,538,364
TOTAL CHINA		30,133,928
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	46,335	22,672
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	69,800	2,881,517
Komercni Banka AS (d)	14,593	1,976,853
Philip Morris CR AS	244	65,649
TOTAL CZECH REPUBLIC		4,924,019
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	200,171	1,381,180
Common Stocks - continued
	Shares	Value
Egypt - continued
Eastern Tobacco Co.	12,765	$ 351,185
Telecom Egypt SAE	256,500	722,061
TOTAL EGYPT		2,454,426
Hong Kong - 6.3%
China Mobile (Hong Kong) Ltd.	835,700	7,216,463
China Overseas Land & Investment Ltd.	1,046,000	1,821,834
China Resources Power Holdings Co. Ltd.	867,700	1,944,398
CNOOC Ltd.	3,719,000	4,151,591
CNPC (Hong Kong) Ltd.	3,161,000	1,568,381
Hong Kong Exchange & Clearing Ltd.	54,000	621,993
Shanghai Industrial Holdings Ltd. (H Shares)	435,000	1,482,115
Sino-Ocean Land Holdings Ltd.	1,363,500	1,001,974
TOTAL HONG KONG		19,808,749
Hungary - 0.6%
OTP Bank Ltd. (a)	144,600	1,890,803
India - 6.5%
Bharat Heavy Electricals Ltd.	60,655	2,032,945
Bharti Airtel Ltd. (a)	109,264	1,665,288
DLF Ltd.	134,145	625,800
Educomp Solutions Ltd.	18,488	929,027
Housing Development Finance Corp. Ltd.	97,361	3,405,225
ICICI Bank Ltd.	243,733	2,373,501
Infosys Technologies Ltd. sponsored ADR	106,700	3,287,427
Jain Irrigation Systems Ltd.	99,656	1,008,847
Mahindra & Mahindra Ltd.	104,989	1,036,993
Maruti Suzuki India Ltd.	46,902	774,868
Power Finance Corp. Ltd.	102,291	318,760
Reliance Industries Ltd.	33,657	1,233,589
Rural Electrification Corp. Ltd.	156,628	327,357
Tata Power Co. Ltd.	79,121	1,436,746
TOTAL INDIA		20,456,373
Indonesia - 3.8%
PT Astra International Tbk	1,431,500	2,425,139
PT Bank Central Asia Tbk	4,939,000	1,557,243
PT Bank Rakyat Indonesia Tbk	4,585,500	2,503,153
PT Bumi Resources Tbk	8,642,500	1,203,854
PT Perusahaan Gas Negara Tbk Series B	8,497,200	2,079,323
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk:
Series B	2,637,500	$ 1,948,654
sponsored ADR	11,000	316,140
TOTAL INDONESIA		12,033,506
Ireland - 0.3%
Dragon Oil PLC (a)	242,415	920,985
Israel - 3.5%
Cellcom Israel Ltd.	40,300	878,137
Check Point Software Technologies Ltd. (a)	57,900	1,341,543
Israel Chemicals Ltd.	233,800	1,966,122
Nice Systems Ltd. sponsored ADR (a)	23,700	606,957
Teva Pharmaceutical Industries Ltd. sponsored ADR	144,600	6,346,494
TOTAL ISRAEL		11,139,253
Italy - 0.4%
UniCredit SpA	471,400	1,147,542
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan unit	118,300	437,710
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	81,277	1,443,480
TOTAL KAZAKHSTAN		1,881,190
Korea (South) - 11.9%
Hana Financial Group, Inc.	128,460	2,221,414
Hynix Semiconductor, Inc. (a)	112,150	1,263,663
Hyundai Engineering & Construction Co. Ltd.	22,661	1,072,763
Hyundai Heavy Industries Co. Ltd.	4,466	803,741
Hyundai Industrial Development & Construction Co.	48,270	1,510,799
Hyundai Mobis	33,932	2,607,296
Hyundai Motor Co.	44,636	2,392,463
Korea Exchange Bank	197,790	1,129,787
LG Electronics, Inc.	28,256	2,343,613
MegaStudy Co. Ltd.	7,401	1,256,665
NHN Corp. (a)	15,591	1,897,028
POSCO	8,515	2,645,115
POSCO sponsored ADR (d)	20,400	1,570,188
Samsung C&T Corp.	24,850	861,389
Samsung Card Co. Ltd.	10,630	318,567
Samsung Electronics Co. Ltd.	16,592	7,685,813
Samsung Securities Co. Ltd.	14,917	769,195
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	150,170	$ 3,729,739
Taewoong Co. Ltd.	16,598	1,227,317
TOTAL KOREA (SOUTH)		37,306,555
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	12,400	292,392
Evraz Group SA GDR	71,193	936,188
TOTAL LUXEMBOURG		1,228,580
Malaysia - 0.0%
DiGi.com Bhd	7,100	44,475
Parkson Holdings Bhd	1,190	1,391
Public Bank Bhd	647	1,518
TOTAL MALAYSIA		47,384
Mexico - 3.3%
America Movil SAB de CV Series L sponsored ADR	169,200	5,558,220
Corporacion Geo SA de CV Series B (a)	335,000	438,966
Fomento Economico Mexicano SAB de CV sponsored ADR	61,200	1,732,572
Grupo Televisa SA de CV (CPO) sponsored ADR	97,300	1,506,204
Wal-Mart de Mexico SA de CV Series V	452,800	1,234,864
TOTAL MEXICO		10,470,826
Netherlands - 0.2%
X5 Retail Group NV GDR (Reg. S) (a)	49,522	663,595
Papua New Guinea - 0.3%
Oil Search Ltd.	238,593	889,957
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	72,789	1,540,215
Russia - 6.6%
Bank St. Petersburg OJSC	30,700	26,236
Lukoil Oil Co. sponsored ADR	101,069	4,459,164
Magnit OJSC GDR (Reg. S) (a)	115,200	915,840
Mobile TeleSystems OJSC sponsored ADR	63,300	2,097,762
OAO Gazprom sponsored ADR	290,376	5,139,655
OJSC MMC Norilsk Nickel sponsored ADR	171,589	1,415,609
OJSC Oil Company Rosneft GDR (Reg. S)	549,600	2,835,334
Polymetal JSC GDR (Reg. S) (a)	144,400	887,859
RusHydro OJSC (a)	14,796,600	407,241
Sberbank (Savings Bank of the Russian Federation)	1,553,800	1,281,607
Common Stocks - continued
	Shares	Value
Russia - continued
Uralkali JSC	185,600	$ 435,980
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)(d)	16,925	756,040
TOTAL RUSSIA		20,658,327
Singapore - 0.1%
Singapore Exchange Ltd.	112,000	474,326
South Africa - 7.9%
Absa Group Ltd.	157,758	1,819,920
African Bank Investments Ltd.	517,347	1,639,750
African Rainbow Minerals Ltd.	105,716	1,428,693
AngloGold Ashanti Ltd.	50,700	1,557,869
AngloGold Ashanti Ltd. sponsored ADR	7,200	221,760
Aspen Pharmacare Holdings Ltd.	254,300	1,290,797
Aveng Ltd.	384,800	1,472,077
Exxaro Resources Ltd.	40,812	299,295
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	93,300	869,556
Illovo Sugar Ltd.	322,385	984,377
Impala Platinum Holdings Ltd.	90,397	1,727,729
JD Group Ltd.	352,341	1,412,408
Mr. Price Group Ltd.	556,400	1,703,608
MTN Group Ltd.	373,173	4,846,407
Mvelaphanda Resources Ltd. (a)	139,319	506,215
New Clicks Holdings Ltd.	167,000	322,123
Raubex Group Ltd.	496,303	1,281,254
Shoprite Holdings Ltd.	249,700	1,496,395
TOTAL SOUTH AFRICA		24,880,233
Taiwan - 8.8%
Acer, Inc.	1,104,000	2,109,306
Advanced Semiconductor Engineering, Inc.	992,000	550,533
Advanced Semiconductor Engineering, Inc. sponsored ADR	401,300	1,215,939
Asia Cement Corp.	1,629,000	1,676,714
Chinatrust Financial Holding Co. Ltd.	1,351,000	617,298
First Financial Holding Co. Ltd.	1,761,784	930,247
Fubon Financial Holding Co. Ltd.	994,000	770,201
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,327,716	3,831,833
HTC Corp.	195,900	2,651,887
MediaTek, Inc.	231,000	2,401,582
Siliconware Precision Industries Co. Ltd.	1,562,379	2,025,858
Taiwan Mobile Co. Ltd.	564,000	890,295
Taiwan Semiconductor Manufacturing Co. Ltd.	2,084,000	3,525,406
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	222,338	2,350,113
Common Stocks - continued
	Shares	Value
Taiwan - continued
United Microelectronics Corp.	1,365,000	$ 515,385
United Microelectronics Corp. sponsored ADR (d)	255,400	778,970
Wistron Corp.	573,000	724,484
TOTAL TAIWAN		27,566,051
Thailand - 1.1%
Minor International PCL (For. Reg.)	182,994	33,191
PTT Exploration & Production PCL (For. Reg.)	464,400	1,362,205
Siam Commercial Bank PCL (For. Reg.)	1,132,100	1,933,088
Total Access Communication PCL (For. Reg.)	14,600	11,586
TOTAL THAILAND		3,340,070
Turkey - 2.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	193,646	1,379,512
Bim Birlesik Magazalar AS JSC	19,000	522,418
Enka Insaat ve Sanayi AS	268,408	1,148,942
Tofas Turk Otomobil Fabrikasi AS	403,192	488,794
Tupras-Turkiye Petrol Rafinerileri AS	99,650	996,344
Turkiye Garanti Bankasi AS (a)	1,320,375	2,772,354
Turkiye Halk Bankasi	189,000	661,397
Turkiye Is Bankasi AS Series C	373,000	1,076,869
TOTAL TURKEY		9,046,630
United Kingdom - 1.3%
Cairn Energy PLC (a)	33,239	1,041,750
Hikma Pharmaceuticals PLC	48,996	280,981
Randgold Resources Ltd. sponsored ADR	25,400	1,229,360
Standard Chartered PLC (United Kingdom)	53,800	831,936
Xstrata PLC	79,100	697,097
TOTAL UNITED KINGDOM		4,081,124
United States of America - 1.4%
Central European Distribution Corp. (a)	73,900	1,655,360
CTC Media, Inc. (a)	171,802	1,346,928
Freeport-McMoRan Copper & Gold, Inc. Class B	35,300	1,505,545
TOTAL UNITED STATES OF AMERICA		4,507,833
TOTAL COMMON STOCKS (Cost $341,933,032)		306,872,197
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	4,213,871	$ 4,213,871
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	5,741,084	5,741,084
TOTAL MONEY MARKET FUNDS (Cost $9,954,955)		9,954,955
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $351,887,987)		316,827,152
NET OTHER ASSETS - (0.9)%		(2,849,708)
NET ASSETS - 100%		$ 313,977,444
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,290
Fidelity Securities Lending Cash Central Fund	68,198
Total	$ 121,488
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 316,827,152	$ 182,787,957	$ 134,039,195	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,240,035
Total Realized Gain (Loss)	(836,698)
Total Unrealized Gain (Loss)	821,722
Cost of Purchases	100,252
Proceeds of Sales	(121,457)
Amortization/Accretion	-
Transfer in/out of Level 3	(1,203,854)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $85,343,420 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,766,994) - See accompanying schedule: Unaffiliated issuers (cost $341,933,032)	$ 306,872,197
Fidelity Central Funds (cost $9,954,955)	9,954,955
Total Investments (cost $351,887,987)		$ 316,827,152
Cash		110,876
Foreign currency held at value (cost $190,045)		190,049
Receivable for investments sold		7,286,854
Receivable for fund shares sold		775,209
Dividends receivable		1,078,409
Interest receivable		491
Distributions receivable from Fidelity Central Funds		14,684
Prepaid expenses		2,298
Other receivables		79,093
Total assets		326,365,115

Liabilities
Payable for investments purchased	$ 5,794,431
Payable for fund shares redeemed	412,665
Accrued management fee	210,464
Distribution fees payable	94,709
Other affiliated payables	84,806
Other payables and accrued expenses	49,512
Collateral on securities loaned, at value	5,741,084
Total liabilities		12,387,671

Net Assets		$ 313,977,444
Net Assets consist of:
Paid in capital		$ 549,689,754
Undistributed net investment income		107,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,758,261)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(35,061,662)
Net Assets		$ 313,977,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($129,193,206 ÷ 9,629,235 shares)	$ 13.42

Maximum offering price per share (100/94.25 of $13.42)	$ 14.24
Class T: Net Asset Value and redemption price per share ($54,883,742 ÷ 4,098,416 shares)	$ 13.39

Maximum offering price per share (100/96.50 of $13.39)	$ 13.88
Class B: Net Asset Value and offering price per share ($17,625,555 ÷ 1,336,535 shares) A	$ 13.19

Class C: Net Asset Value and offering price per share ($42,993,514 ÷ 3,260,203 shares) A	$ 13.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,281,427 ÷ 5,147,698 shares)	$ 13.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,893,761
Interest		2,360
Income from Fidelity Central Funds		121,488
		3,017,609
Less foreign taxes withheld		(218,583)
Total income		2,799,026

Expenses
Management fee	$ 1,083,840
Transfer agent fees	383,344
Distribution fees	520,685
Accounting and security lending fees	69,527
Custodian fees and expenses	175,063
Independent trustees' compensation	1,020
Registration fees	73,253
Audit	40,257
Legal	794
Miscellaneous	2,626
Total expenses before reductions	2,350,409
Expense reductions	(103,919)	2,246,490
Net investment income (loss)		552,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(109,426,426)
Foreign currency transactions	(327,570)
Total net realized gain (loss)		(109,753,996)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $28,843)	130,647,482
Assets and liabilities in foreign currencies	105,434
Total change in net unrealized appreciation (depreciation)		130,752,916
Net gain (loss)		20,998,920
Net increase (decrease) in net assets resulting from operations		$ 21,551,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 552,536	$ 3,983,324
Net realized gain (loss)	(109,753,996)	(90,707,808)
Change in net unrealized appreciation (depreciation)	130,752,916	(350,546,467)
Net increase (decrease) in net assets resulting from operations	21,551,456	(437,270,951)
Distributions to shareholders from net investment income	(2,545,693)	(301,021)
Distributions to shareholders from net realized gain	-	(13,232,310)
Total distributions	(2,545,693)	(13,533,331)
Share transactions - net increase (decrease)	14,956,985	193,633,537
Redemption fees	62,235	397,808
Total increase (decrease) in net assets	34,024,983	(256,772,937)

Net Assets
Beginning of period	279,952,461	536,725,398
End of period (including undistributed net investment income of $107,613 and undistributed net investment income of $2,102,934, respectively)	$ 313,977,444	$ 279,952,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 32.75	$ 19.22	$ 13.75	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.24	.09	.09	.12	.02
Net realized and unrealized gain (loss)	.94	(19.61)	13.46	5.47	3.75	(.16)
Total from investment operations	.97	(19.37)	13.55	5.56	3.87	(.14)
Distributions from net investment income	(.14)	(.02)	(.03)	(.11)	-	-
Distributions from net realized gain	-	(.79)	-	-	-	-
Total distributions	(.14)	(.81)	(.03)	(.11)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.42	$ 12.59	$ 32.75	$ 19.22	$ 13.75	$ 9.87
Total Return B,C,D	8.02%	(60.55)%	70.63%	40.75%	39.31%	(1.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.59%	1.59%	1.84%	3.15%	10.75% A
Expenses net of fee waivers, if any	1.60% A	1.59%	1.59%	1.60%	1.63%	2.00% A
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.49%	1.52%	1.91% A
Net investment income (loss)	.56% A	.94%	.36%	.51%	.95%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,193	$ 122,911	$ 218,836	$ 68,232	$ 9,617	$ 1,178
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 32.52	$ 19.10	$ 13.69	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.17	.03	.05	.09	- J
Net realized and unrealized gain (loss)	.95	(19.48)	13.38	5.43	3.73	(.15)
Total from investment operations	.97	(19.31)	13.41	5.48	3.82	(.15)
Distributions from net investment income	(.07)	-	-	(.09)	-	-
Distributions from net realized gain	-	(.74)	-	-	-	-
Total distributions	(.07)	(.74)	-	(.09)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.39	$ 12.49	$ 32.52	$ 19.10	$ 13.69	$ 9.86
Total Return B,C,D	7.85%	(60.66)%	70.26%	40.32%	38.84%	(1.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.84%	1.86%	2.12%	3.53%	11.13% A
Expenses net of fee waivers, if any	1.85% A	1.84%	1.85%	1.85%	1.89%	2.25% A
Expenses net of all reductions	1.80% A	1.79%	1.79%	1.74%	1.77%	2.16% A
Net investment income (loss)	.31% A	.69%	.11%	.26%	.70%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,884	$ 47,300	$ 119,952	$ 41,369	$ 6,801	$ 889
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 32.03	$ 18.91	$ 13.58	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	.94	(19.13)	13.20	5.40	3.72	(.15)
Total from investment operations	.93	(19.09)	13.11	5.36	3.74	(.18)
Distributions from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	(.70)	-	-	-	-
Total distributions	-	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.19	$ 12.26	$ 32.03	$ 18.91	$ 13.58	$ 9.83
Total Return B,C,D	7.59%	(60.83)%	69.38%	39.67%	38.15%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.39% A	2.35%	2.37%	2.66%	4.00%	11.49% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.35%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.30% A	2.30%	2.29%	2.24%	2.27%	2.67% A
Net investment income (loss)	(.19)% A	.18%	(.39)%	(.24)%	.20%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,626	$ 17,307	$ 41,042	$ 18,622	$ 4,997	$ 719
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 32.04	$ 18.91	$ 13.59	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	.94	(19.15)	13.21	5.39	3.73	(.15)
Total from investment operations	.93	(19.10)	13.12	5.35	3.75	(.18)
Distributions from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	(.70)	-	-	-	-
Total distributions	-	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.19	$ 12.26	$ 32.04	$ 18.91	$ 13.59	$ 9.83
Total Return B,C,D	7.59%	(60.84)%	69.43%	39.59%	38.25%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.37% A	2.34%	2.34%	2.58%	4.09%	11.58% A
Expenses net of fee waivers, if any	2.35% A	2.34%	2.34%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.30% A	2.29%	2.29%	2.24%	2.28%	2.66% A
Net investment income (loss)	(.19)% A	.19%	(.39)%	(.24)%	.19%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,994	$ 44,878	$ 104,885	$ 42,805	$ 5,890	$ 1,105
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 33.02	$ 19.34	$ 13.80	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.31	.18	.14	.14	.03
Net realized and unrealized gain (loss)	.93	(19.76)	13.55	5.49	3.76	(.15)
Total from investment operations	.98	(19.45)	13.73	5.63	3.90	(.12)
Distributions from net investment income	(.23)	(.09)	(.06)	(.11)	-	-
Distributions from net realized gain	-	(.79)	-	-	-	-
Total distributions	(.23)	(.88)	(.06)	(.11)	-	-
Redemption fees added to paid in capital D	- I	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.46	$ 12.71	$ 33.02	$ 19.34	$ 13.80	$ 9.89
Total Return B,C	8.13%	(60.42)%	71.23%	41.11%	39.53%	(1.10)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.38% A	1.27%	1.25%	1.47%	3.05%	10.37% A
Expenses net of fee waivers, if any	1.35% A	1.27%	1.25%	1.35%	1.41%	1.75% A
Expenses net of all reductions	1.30% A	1.21%	1.19%	1.24%	1.30%	1.66% A
Net investment income (loss)	.81% A	1.26%	.71%	.75%	1.17%	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,281	$ 47,557	$ 52,011	$ 9,172	$ 1,610	$ 529
Portfolio turnover rate F	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized .C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period March 29, 2004 (commencement of operations) to October 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,966,578
Unrealized depreciation	(74,026,773)
Net unrealized appreciation (depreciation)	$ (45,060,195)
Cost for federal income tax purposes	$ 361,887,347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,787,677 and $131,101,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 139,062	$ 6,721
Class T	.25%	.25%	114,006	-
Class B	.75%	.25%	77,229	58,171
Class C	.75%	.25%	190,388	50,995
			$ 520,685	$ 115,887

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,055
Class T	8,098
Class B*	33,198
Class C*	13,905
$ 84,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 158,309.28
Class T	69,133.30
Class B	22,999.30
Class C	52,635.28
Institutional Class	80,268.29
	$ 383,344

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $821 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $68,198.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.60%	$ 15,217
Class T	1.85%	9,843
Class B	2.35%	3,168
Class C	2.35%	4,181
Institutional Class	1.35%	7,917
		$ 40,326

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,329 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $264.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 1,384,373	$ 145,463
Class T	245,640	-
Institutional Class	915,680	155,558
Total	$ 2,545,693	$ 301,021
From net realized gain
Class A	$ -	$ 5,708,988
Class T	-	2,804,174
Class B	-	932,421
Class C	-	2,429,913
Institutional Class	-	1,356,814
Total	$ -	$ 13,232,310

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	2,049,203	7,504,990	$ 23,928,621	$ 195,725,070
Reinvestment of distributions	121,361	176,530	1,308,273	5,408,863
Shares redeemed	(2,304,321)	(4,599,563)	(26,080,830)	(103,530,172)
Net increase (decrease)	(133,757)	3,081,957	$ (843,936)	$ 97,603,761
Class T
Shares sold	1,090,288	2,371,937	$ 12,741,337	$ 61,265,742
Reinvestment of distributions	21,833	87,947	235,144	2,678,879
Shares redeemed	(800,622)	(2,361,671)	(9,089,415)	(55,099,385)
Net increase (decrease)	311,499	98,213	$ 3,887,066	$ 8,845,236
Class B
Shares sold	170,912	592,288	$ 1,971,526	$ 15,528,094
Reinvestment of distributions	-	27,094	-	813,622
Shares redeemed	(246,483)	(488,434)	(2,737,149)	(11,089,482)
Net increase (decrease)	(75,571)	130,948	$ (765,623)	$ 5,252,234

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class C
Shares sold	500,116	2,148,857	$ 5,831,102	$ 56,222,968
Reinvestment of distributions	-	66,964	-	2,010,918
Shares redeemed	(901,367)	(1,828,365)	(9,736,689)	(38,999,955)
Net increase (decrease)	(401,251)	387,456	$ (3,905,587)	$ 19,233,931
Institutional Class
Shares sold	2,393,363	4,063,163	$ 28,006,429	$ 98,616,483
Reinvestment of distributions	38,687	30,004	418,202	925,013
Shares redeemed	(1,026,153)	(1,926,467)	(11,839,566)	(36,843,121)
Net increase (decrease)	1,405,897	2,166,700	$ 16,585,065	$ 62,698,375

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Investments Japan Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEM-USAN-0609
1.800637.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.60%
Actual		$ 1,000.00	$ 1,080.20	$ 8.25
Hypothetical A		$ 1,000.00	$ 1,016.86	$ 8.00
Class T	1.85%
Actual		$ 1,000.00	$ 1,078.50	$ 9.53
Hypothetical A		$ 1,000.00	$ 1,015.62	$ 9.25
Class B	2.35%
Actual		$ 1,000.00	$ 1,075.90	$ 12.10
Hypothetical A		$ 1,000.00	$ 1,013.14	$ 11.73
Class C	2.35%
Actual		$ 1,000.00	$ 1,075.90	$ 12.10
Hypothetical A		$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class	1.35%
Actual		$ 1,000.00	$ 1,081.30	$ 6.97
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.1	3.8
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.7	2.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	2.7
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.3	2.2
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	2.0	1.6
	13.6
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	23.5
Energy	14.6	16.3
Information Technology	14.4	10.1
Materials	12.4	11.5
Consumer Discretionary	9.1	4.7
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.2	14.9
Korea (South)	11.9	8.2
China	9.6	6.3
Taiwan	8.8	5.4
South Africa	7.9	9.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 97.7%	Stocks 94.3%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 5.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	152,426	$ 604,018
Austria - 0.4%
Erste Bank AG (d)	36,100	753,048
Raiffeisen International Bank-Holding AG (d)	17,900	616,902
TOTAL AUSTRIA		1,369,950
Bermuda - 1.6%
Aquarius Platinum Ltd. (a)	24,138	89,509
Aquarius Platinum Ltd.:
(Australia)	217,249	805,605
(United Kingdom) (a)	225,111	848,240
Credicorp Ltd. (NY Shares)	30,100	1,505,602
Huabao International Holdings Ltd.	625,000	441,783
Ports Design Ltd.	812,500	1,233,833
TOTAL BERMUDA		4,924,572
Brazil - 13.2%
America Latina Logistica SA unit	240,700	1,237,096
Banco ABC Brasil SA	111,000	355,289
Banco Bradesco SA:
(PN)	113,600	1,412,890
(PN) sponsored ADR	215,800	2,650,024
Companhia de Saneamento de Minas Gerais	2,220	24,068
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	79,300	1,193,465
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	137,100	2,539,092
Companhia Vale do Rio Doce (PN-A) sponsored ADR	625,900	8,593,610
GVT Holding SA (a)	92,800	1,227,178
Itau Unibanco Banco Multiplo SA ADR	33,800	464,074
Localiza Rent a Car SA	33,400	173,189
Lojas Renner SA	36,800	334,186
MRV Engenharia e Participacoes SA	85,600	849,757
Net Servicos de Comunicacao SA sponsored ADR	169,766	1,381,895
OGX Petroleo e Gas Participacoes SA	5,000	2,101,077
PDG Realty S.A. Empreendimentos e Participacoes	84,100	802,179
Perdigao SA (ON)	64,500	951,153
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	540,400	7,319,165
(PN) sponsored ADR (non-vtg.)	203,600	5,493,128
sponsored ADR	27,800	933,246
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	155,900	1,362,566
TOTAL BRAZIL		41,398,327
Common Stocks - continued
	Shares	Value
Canada - 0.3%
Addax Petroleum, Inc.	35,200	$ 968,756
Cayman Islands - 1.3%
Anta Sports Products Ltd.	631,000	531,324
Chaoda Modern Agriculture (Holdings) Ltd.	1,580,306	893,587
China Dongxiang Group Co. Ltd.	2,539,000	1,233,050
Integra Group Holdings unit (a)	403,800	678,222
Want Want China Holdings Ltd.	892,000	444,776
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	44,479	310,463
TOTAL CAYMAN ISLANDS		4,091,422
China - 9.6%
Baidu.com, Inc. sponsored ADR (a)	6,100	1,420,690
China BlueChemical Ltd. (H shares)	610,000	323,579
China Coal Energy Co. Ltd. (H Shares)	1,078,300	920,277
China Construction Bank Corp. (H Shares)	9,333,000	5,388,112
China Gas Holdings Ltd.	2,208,000	404,925
China Merchants Bank Co. Ltd. (H Shares)	1,092,500	1,951,998
China National Materials Co. Ltd. (a)	418,000	317,747
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	2,327,000	1,043,960
China Yurun Food Group Ltd.	932,000	1,103,823
Golden Eagle Retail Group Ltd. (H Shares)	1,857,000	1,498,997
Industrial & Commercial Bank of China Ltd.	11,083,000	6,304,920
NetEase.com, Inc. sponsored ADR (a)	10,100	304,818
PICC Property & Casualty Co. Ltd. (H Shares) (a)	1,580,000	891,834
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	473,000	2,921,957
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	12,600	602,658
Tencent Holdings Ltd.	251,600	2,223,796
Yantai Changyu Pioneer Wine Co. (B Shares)	222,290	971,473
ZTE Corp. (H Shares)	456,300	1,538,364
TOTAL CHINA		30,133,928
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	46,335	22,672
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	69,800	2,881,517
Komercni Banka AS (d)	14,593	1,976,853
Philip Morris CR AS	244	65,649
TOTAL CZECH REPUBLIC		4,924,019
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	200,171	1,381,180
Common Stocks - continued
	Shares	Value
Egypt - continued
Eastern Tobacco Co.	12,765	$ 351,185
Telecom Egypt SAE	256,500	722,061
TOTAL EGYPT		2,454,426
Hong Kong - 6.3%
China Mobile (Hong Kong) Ltd.	835,700	7,216,463
China Overseas Land & Investment Ltd.	1,046,000	1,821,834
China Resources Power Holdings Co. Ltd.	867,700	1,944,398
CNOOC Ltd.	3,719,000	4,151,591
CNPC (Hong Kong) Ltd.	3,161,000	1,568,381
Hong Kong Exchange & Clearing Ltd.	54,000	621,993
Shanghai Industrial Holdings Ltd. (H Shares)	435,000	1,482,115
Sino-Ocean Land Holdings Ltd.	1,363,500	1,001,974
TOTAL HONG KONG		19,808,749
Hungary - 0.6%
OTP Bank Ltd. (a)	144,600	1,890,803
India - 6.5%
Bharat Heavy Electricals Ltd.	60,655	2,032,945
Bharti Airtel Ltd. (a)	109,264	1,665,288
DLF Ltd.	134,145	625,800
Educomp Solutions Ltd.	18,488	929,027
Housing Development Finance Corp. Ltd.	97,361	3,405,225
ICICI Bank Ltd.	243,733	2,373,501
Infosys Technologies Ltd. sponsored ADR	106,700	3,287,427
Jain Irrigation Systems Ltd.	99,656	1,008,847
Mahindra & Mahindra Ltd.	104,989	1,036,993
Maruti Suzuki India Ltd.	46,902	774,868
Power Finance Corp. Ltd.	102,291	318,760
Reliance Industries Ltd.	33,657	1,233,589
Rural Electrification Corp. Ltd.	156,628	327,357
Tata Power Co. Ltd.	79,121	1,436,746
TOTAL INDIA		20,456,373
Indonesia - 3.8%
PT Astra International Tbk	1,431,500	2,425,139
PT Bank Central Asia Tbk	4,939,000	1,557,243
PT Bank Rakyat Indonesia Tbk	4,585,500	2,503,153
PT Bumi Resources Tbk	8,642,500	1,203,854
PT Perusahaan Gas Negara Tbk Series B	8,497,200	2,079,323
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk:
Series B	2,637,500	$ 1,948,654
sponsored ADR	11,000	316,140
TOTAL INDONESIA		12,033,506
Ireland - 0.3%
Dragon Oil PLC (a)	242,415	920,985
Israel - 3.5%
Cellcom Israel Ltd.	40,300	878,137
Check Point Software Technologies Ltd. (a)	57,900	1,341,543
Israel Chemicals Ltd.	233,800	1,966,122
Nice Systems Ltd. sponsored ADR (a)	23,700	606,957
Teva Pharmaceutical Industries Ltd. sponsored ADR	144,600	6,346,494
TOTAL ISRAEL		11,139,253
Italy - 0.4%
UniCredit SpA	471,400	1,147,542
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan unit	118,300	437,710
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	81,277	1,443,480
TOTAL KAZAKHSTAN		1,881,190
Korea (South) - 11.9%
Hana Financial Group, Inc.	128,460	2,221,414
Hynix Semiconductor, Inc. (a)	112,150	1,263,663
Hyundai Engineering & Construction Co. Ltd.	22,661	1,072,763
Hyundai Heavy Industries Co. Ltd.	4,466	803,741
Hyundai Industrial Development & Construction Co.	48,270	1,510,799
Hyundai Mobis	33,932	2,607,296
Hyundai Motor Co.	44,636	2,392,463
Korea Exchange Bank	197,790	1,129,787
LG Electronics, Inc.	28,256	2,343,613
MegaStudy Co. Ltd.	7,401	1,256,665
NHN Corp. (a)	15,591	1,897,028
POSCO	8,515	2,645,115
POSCO sponsored ADR (d)	20,400	1,570,188
Samsung C&T Corp.	24,850	861,389
Samsung Card Co. Ltd.	10,630	318,567
Samsung Electronics Co. Ltd.	16,592	7,685,813
Samsung Securities Co. Ltd.	14,917	769,195
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	150,170	$ 3,729,739
Taewoong Co. Ltd.	16,598	1,227,317
TOTAL KOREA (SOUTH)		37,306,555
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	12,400	292,392
Evraz Group SA GDR	71,193	936,188
TOTAL LUXEMBOURG		1,228,580
Malaysia - 0.0%
DiGi.com Bhd	7,100	44,475
Parkson Holdings Bhd	1,190	1,391
Public Bank Bhd	647	1,518
TOTAL MALAYSIA		47,384
Mexico - 3.3%
America Movil SAB de CV Series L sponsored ADR	169,200	5,558,220
Corporacion Geo SA de CV Series B (a)	335,000	438,966
Fomento Economico Mexicano SAB de CV sponsored ADR	61,200	1,732,572
Grupo Televisa SA de CV (CPO) sponsored ADR	97,300	1,506,204
Wal-Mart de Mexico SA de CV Series V	452,800	1,234,864
TOTAL MEXICO		10,470,826
Netherlands - 0.2%
X5 Retail Group NV GDR (Reg. S) (a)	49,522	663,595
Papua New Guinea - 0.3%
Oil Search Ltd.	238,593	889,957
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	72,789	1,540,215
Russia - 6.6%
Bank St. Petersburg OJSC	30,700	26,236
Lukoil Oil Co. sponsored ADR	101,069	4,459,164
Magnit OJSC GDR (Reg. S) (a)	115,200	915,840
Mobile TeleSystems OJSC sponsored ADR	63,300	2,097,762
OAO Gazprom sponsored ADR	290,376	5,139,655
OJSC MMC Norilsk Nickel sponsored ADR	171,589	1,415,609
OJSC Oil Company Rosneft GDR (Reg. S)	549,600	2,835,334
Polymetal JSC GDR (Reg. S) (a)	144,400	887,859
RusHydro OJSC (a)	14,796,600	407,241
Sberbank (Savings Bank of the Russian Federation)	1,553,800	1,281,607
Common Stocks - continued
	Shares	Value
Russia - continued
Uralkali JSC	185,600	$ 435,980
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)(d)	16,925	756,040
TOTAL RUSSIA		20,658,327
Singapore - 0.1%
Singapore Exchange Ltd.	112,000	474,326
South Africa - 7.9%
Absa Group Ltd.	157,758	1,819,920
African Bank Investments Ltd.	517,347	1,639,750
African Rainbow Minerals Ltd.	105,716	1,428,693
AngloGold Ashanti Ltd.	50,700	1,557,869
AngloGold Ashanti Ltd. sponsored ADR	7,200	221,760
Aspen Pharmacare Holdings Ltd.	254,300	1,290,797
Aveng Ltd.	384,800	1,472,077
Exxaro Resources Ltd.	40,812	299,295
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	93,300	869,556
Illovo Sugar Ltd.	322,385	984,377
Impala Platinum Holdings Ltd.	90,397	1,727,729
JD Group Ltd.	352,341	1,412,408
Mr. Price Group Ltd.	556,400	1,703,608
MTN Group Ltd.	373,173	4,846,407
Mvelaphanda Resources Ltd. (a)	139,319	506,215
New Clicks Holdings Ltd.	167,000	322,123
Raubex Group Ltd.	496,303	1,281,254
Shoprite Holdings Ltd.	249,700	1,496,395
TOTAL SOUTH AFRICA		24,880,233
Taiwan - 8.8%
Acer, Inc.	1,104,000	2,109,306
Advanced Semiconductor Engineering, Inc.	992,000	550,533
Advanced Semiconductor Engineering, Inc. sponsored ADR	401,300	1,215,939
Asia Cement Corp.	1,629,000	1,676,714
Chinatrust Financial Holding Co. Ltd.	1,351,000	617,298
First Financial Holding Co. Ltd.	1,761,784	930,247
Fubon Financial Holding Co. Ltd.	994,000	770,201
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,327,716	3,831,833
HTC Corp.	195,900	2,651,887
MediaTek, Inc.	231,000	2,401,582
Siliconware Precision Industries Co. Ltd.	1,562,379	2,025,858
Taiwan Mobile Co. Ltd.	564,000	890,295
Taiwan Semiconductor Manufacturing Co. Ltd.	2,084,000	3,525,406
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	222,338	2,350,113
Common Stocks - continued
	Shares	Value
Taiwan - continued
United Microelectronics Corp.	1,365,000	$ 515,385
United Microelectronics Corp. sponsored ADR (d)	255,400	778,970
Wistron Corp.	573,000	724,484
TOTAL TAIWAN		27,566,051
Thailand - 1.1%
Minor International PCL (For. Reg.)	182,994	33,191
PTT Exploration & Production PCL (For. Reg.)	464,400	1,362,205
Siam Commercial Bank PCL (For. Reg.)	1,132,100	1,933,088
Total Access Communication PCL (For. Reg.)	14,600	11,586
TOTAL THAILAND		3,340,070
Turkey - 2.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	193,646	1,379,512
Bim Birlesik Magazalar AS JSC	19,000	522,418
Enka Insaat ve Sanayi AS	268,408	1,148,942
Tofas Turk Otomobil Fabrikasi AS	403,192	488,794
Tupras-Turkiye Petrol Rafinerileri AS	99,650	996,344
Turkiye Garanti Bankasi AS (a)	1,320,375	2,772,354
Turkiye Halk Bankasi	189,000	661,397
Turkiye Is Bankasi AS Series C	373,000	1,076,869
TOTAL TURKEY		9,046,630
United Kingdom - 1.3%
Cairn Energy PLC (a)	33,239	1,041,750
Hikma Pharmaceuticals PLC	48,996	280,981
Randgold Resources Ltd. sponsored ADR	25,400	1,229,360
Standard Chartered PLC (United Kingdom)	53,800	831,936
Xstrata PLC	79,100	697,097
TOTAL UNITED KINGDOM		4,081,124
United States of America - 1.4%
Central European Distribution Corp. (a)	73,900	1,655,360
CTC Media, Inc. (a)	171,802	1,346,928
Freeport-McMoRan Copper & Gold, Inc. Class B	35,300	1,505,545
TOTAL UNITED STATES OF AMERICA		4,507,833
TOTAL COMMON STOCKS (Cost $341,933,032)		306,872,197
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	4,213,871	$ 4,213,871
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	5,741,084	5,741,084
TOTAL MONEY MARKET FUNDS (Cost $9,954,955)		9,954,955
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $351,887,987)		316,827,152
NET OTHER ASSETS - (0.9)%		(2,849,708)
NET ASSETS - 100%		$ 313,977,444
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,290
Fidelity Securities Lending Cash Central Fund	68,198
Total	$ 121,488
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 316,827,152	$ 182,787,957	$ 134,039,195	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,240,035
Total Realized Gain (Loss)	(836,698)
Total Unrealized Gain (Loss)	821,722
Cost of Purchases	100,252
Proceeds of Sales	(121,457)
Amortization/Accretion	-
Transfer in/out of Level 3	(1,203,854)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $85,343,420 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,766,994) - See accompanying schedule: Unaffiliated issuers (cost $341,933,032)	$ 306,872,197
Fidelity Central Funds (cost $9,954,955)	9,954,955
Total Investments (cost $351,887,987)		$ 316,827,152
Cash		110,876
Foreign currency held at value (cost $190,045)		190,049
Receivable for investments sold		7,286,854
Receivable for fund shares sold		775,209
Dividends receivable		1,078,409
Interest receivable		491
Distributions receivable from Fidelity Central Funds		14,684
Prepaid expenses		2,298
Other receivables		79,093
Total assets		326,365,115

Liabilities
Payable for investments purchased	$ 5,794,431
Payable for fund shares redeemed	412,665
Accrued management fee	210,464
Distribution fees payable	94,709
Other affiliated payables	84,806
Other payables and accrued expenses	49,512
Collateral on securities loaned, at value	5,741,084
Total liabilities		12,387,671

Net Assets		$ 313,977,444
Net Assets consist of:
Paid in capital		$ 549,689,754
Undistributed net investment income		107,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,758,261)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(35,061,662)
Net Assets		$ 313,977,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($129,193,206 ÷ 9,629,235 shares)	$ 13.42

Maximum offering price per share (100/94.25 of $13.42)	$ 14.24
Class T: Net Asset Value and redemption price per share ($54,883,742 ÷ 4,098,416 shares)	$ 13.39

Maximum offering price per share (100/96.50 of $13.39)	$ 13.88
Class B: Net Asset Value and offering price per share ($17,625,555 ÷ 1,336,535 shares) A	$ 13.19

Class C: Net Asset Value and offering price per share ($42,993,514 ÷ 3,260,203 shares) A	$ 13.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,281,427 ÷ 5,147,698 shares)	$ 13.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,893,761
Interest		2,360
Income from Fidelity Central Funds		121,488
		3,017,609
Less foreign taxes withheld		(218,583)
Total income		2,799,026

Expenses
Management fee	$ 1,083,840
Transfer agent fees	383,344
Distribution fees	520,685
Accounting and security lending fees	69,527
Custodian fees and expenses	175,063
Independent trustees' compensation	1,020
Registration fees	73,253
Audit	40,257
Legal	794
Miscellaneous	2,626
Total expenses before reductions	2,350,409
Expense reductions	(103,919)	2,246,490
Net investment income (loss)		552,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(109,426,426)
Foreign currency transactions	(327,570)
Total net realized gain (loss)		(109,753,996)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $28,843)	130,647,482
Assets and liabilities in foreign currencies	105,434
Total change in net unrealized appreciation (depreciation)		130,752,916
Net gain (loss)		20,998,920
Net increase (decrease) in net assets resulting from operations		$ 21,551,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 552,536	$ 3,983,324
Net realized gain (loss)	(109,753,996)	(90,707,808)
Change in net unrealized appreciation (depreciation)	130,752,916	(350,546,467)
Net increase (decrease) in net assets resulting from operations	21,551,456	(437,270,951)
Distributions to shareholders from net investment income	(2,545,693)	(301,021)
Distributions to shareholders from net realized gain	-	(13,232,310)
Total distributions	(2,545,693)	(13,533,331)
Share transactions - net increase (decrease)	14,956,985	193,633,537
Redemption fees	62,235	397,808
Total increase (decrease) in net assets	34,024,983	(256,772,937)

Net Assets
Beginning of period	279,952,461	536,725,398
End of period (including undistributed net investment income of $107,613 and undistributed net investment income of $2,102,934, respectively)	$ 313,977,444	$ 279,952,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 32.75	$ 19.22	$ 13.75	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.24	.09	.09	.12	.02
Net realized and unrealized gain (loss)	.94	(19.61)	13.46	5.47	3.75	(.16)
Total from investment operations	.97	(19.37)	13.55	5.56	3.87	(.14)
Distributions from net investment income	(.14)	(.02)	(.03)	(.11)	-	-
Distributions from net realized gain	-	(.79)	-	-	-	-
Total distributions	(.14)	(.81)	(.03)	(.11)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.42	$ 12.59	$ 32.75	$ 19.22	$ 13.75	$ 9.87
Total Return B,C,D	8.02%	(60.55)%	70.63%	40.75%	39.31%	(1.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.59%	1.59%	1.84%	3.15%	10.75% A
Expenses net of fee waivers, if any	1.60% A	1.59%	1.59%	1.60%	1.63%	2.00% A
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.49%	1.52%	1.91% A
Net investment income (loss)	.56% A	.94%	.36%	.51%	.95%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,193	$ 122,911	$ 218,836	$ 68,232	$ 9,617	$ 1,178
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 32.52	$ 19.10	$ 13.69	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.17	.03	.05	.09	- J
Net realized and unrealized gain (loss)	.95	(19.48)	13.38	5.43	3.73	(.15)
Total from investment operations	.97	(19.31)	13.41	5.48	3.82	(.15)
Distributions from net investment income	(.07)	-	-	(.09)	-	-
Distributions from net realized gain	-	(.74)	-	-	-	-
Total distributions	(.07)	(.74)	-	(.09)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.39	$ 12.49	$ 32.52	$ 19.10	$ 13.69	$ 9.86
Total Return B,C,D	7.85%	(60.66)%	70.26%	40.32%	38.84%	(1.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.84%	1.86%	2.12%	3.53%	11.13% A
Expenses net of fee waivers, if any	1.85% A	1.84%	1.85%	1.85%	1.89%	2.25% A
Expenses net of all reductions	1.80% A	1.79%	1.79%	1.74%	1.77%	2.16% A
Net investment income (loss)	.31% A	.69%	.11%	.26%	.70%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,884	$ 47,300	$ 119,952	$ 41,369	$ 6,801	$ 889
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 32.03	$ 18.91	$ 13.58	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	.94	(19.13)	13.20	5.40	3.72	(.15)
Total from investment operations	.93	(19.09)	13.11	5.36	3.74	(.18)
Distributions from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	(.70)	-	-	-	-
Total distributions	-	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.19	$ 12.26	$ 32.03	$ 18.91	$ 13.58	$ 9.83
Total Return B,C,D	7.59%	(60.83)%	69.38%	39.67%	38.15%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.39% A	2.35%	2.37%	2.66%	4.00%	11.49% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.35%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.30% A	2.30%	2.29%	2.24%	2.27%	2.67% A
Net investment income (loss)	(.19)% A	.18%	(.39)%	(.24)%	.20%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,626	$ 17,307	$ 41,042	$ 18,622	$ 4,997	$ 719
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 32.04	$ 18.91	$ 13.59	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	.94	(19.15)	13.21	5.39	3.73	(.15)
Total from investment operations	.93	(19.10)	13.12	5.35	3.75	(.18)
Distributions from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	(.70)	-	-	-	-
Total distributions	-	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.19	$ 12.26	$ 32.04	$ 18.91	$ 13.59	$ 9.83
Total Return B,C,D	7.59%	(60.84)%	69.43%	39.59%	38.25%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.37% A	2.34%	2.34%	2.58%	4.09%	11.58% A
Expenses net of fee waivers, if any	2.35% A	2.34%	2.34%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.30% A	2.29%	2.29%	2.24%	2.28%	2.66% A
Net investment income (loss)	(.19)% A	.19%	(.39)%	(.24)%	.19%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,994	$ 44,878	$ 104,885	$ 42,805	$ 5,890	$ 1,105
Portfolio turnover rate G	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 33.02	$ 19.34	$ 13.80	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.31	.18	.14	.14	.03
Net realized and unrealized gain (loss)	.93	(19.76)	13.55	5.49	3.76	(.15)
Total from investment operations	.98	(19.45)	13.73	5.63	3.90	(.12)
Distributions from net investment income	(.23)	(.09)	(.06)	(.11)	-	-
Distributions from net realized gain	-	(.79)	-	-	-	-
Total distributions	(.23)	(.88)	(.06)	(.11)	-	-
Redemption fees added to paid in capital D	- I	.02	.01	.02	.01	.01
Net asset value, end of period	$ 13.46	$ 12.71	$ 33.02	$ 19.34	$ 13.80	$ 9.89
Total Return B,C	8.13%	(60.42)%	71.23%	41.11%	39.53%	(1.10)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.38% A	1.27%	1.25%	1.47%	3.05%	10.37% A
Expenses net of fee waivers, if any	1.35% A	1.27%	1.25%	1.35%	1.41%	1.75% A
Expenses net of all reductions	1.30% A	1.21%	1.19%	1.24%	1.30%	1.66% A
Net investment income (loss)	.81% A	1.26%	.71%	.75%	1.17%	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,281	$ 47,557	$ 52,011	$ 9,172	$ 1,610	$ 529
Portfolio turnover rate F	101% A	61%	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized .C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period March 29, 2004 (commencement of operations) to October 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,966,578
Unrealized depreciation	(74,026,773)
Net unrealized appreciation (depreciation)	$ (45,060,195)
Cost for federal income tax purposes	$ 361,887,347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,787,677 and $131,101,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 139,062	$ 6,721
Class T	.25%	.25%	114,006	-
Class B	.75%	.25%	77,229	58,171
Class C	.75%	.25%	190,388	50,995
			$ 520,685	$ 115,887

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,055
Class T	8,098
Class B*	33,198
Class C*	13,905
$ 84,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 158,309.28
Class T	69,133.30
Class B	22,999.30
Class C	52,635.28
Institutional Class	80,268.29
	$ 383,344

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $821 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $68,198.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.60%	$ 15,217
Class T	1.85%	9,843
Class B	2.35%	3,168
Class C	2.35%	4,181
Institutional Class	1.35%	7,917
		$ 40,326

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,329 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $264.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 1,384,373	$ 145,463
Class T	245,640	-
Institutional Class	915,680	155,558
Total	$ 2,545,693	$ 301,021
From net realized gain
Class A	$ -	$ 5,708,988
Class T	-	2,804,174
Class B	-	932,421
Class C	-	2,429,913
Institutional Class	-	1,356,814
Total	$ -	$ 13,232,310

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	2,049,203	7,504,990	$ 23,928,621	$ 195,725,070
Reinvestment of distributions	121,361	176,530	1,308,273	5,408,863
Shares redeemed	(2,304,321)	(4,599,563)	(26,080,830)	(103,530,172)
Net increase (decrease)	(133,757)	3,081,957	$ (843,936)	$ 97,603,761
Class T
Shares sold	1,090,288	2,371,937	$ 12,741,337	$ 61,265,742
Reinvestment of distributions	21,833	87,947	235,144	2,678,879
Shares redeemed	(800,622)	(2,361,671)	(9,089,415)	(55,099,385)
Net increase (decrease)	311,499	98,213	$ 3,887,066	$ 8,845,236
Class B
Shares sold	170,912	592,288	$ 1,971,526	$ 15,528,094
Reinvestment of distributions	-	27,094	-	813,622
Shares redeemed	(246,483)	(488,434)	(2,737,149)	(11,089,482)
Net increase (decrease)	(75,571)	130,948	$ (765,623)	$ 5,252,234

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class C
Shares sold	500,116	2,148,857	$ 5,831,102	$ 56,222,968
Reinvestment of distributions	-	66,964	-	2,010,918
Shares redeemed	(901,367)	(1,828,365)	(9,736,689)	(38,999,955)
Net increase (decrease)	(401,251)	387,456	$ (3,905,587)	$ 19,233,931
Institutional Class
Shares sold	2,393,363	4,063,163	$ 28,006,429	$ 98,616,483
Reinvestment of distributions	38,687	30,004	418,202	925,013
Shares redeemed	(1,026,153)	(1,926,467)	(11,839,566)	(36,843,121)
Net increase (decrease)	1,405,897	2,166,700	$ 16,585,065	$ 62,698,375

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Investments Japan Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEMI-USAN-0609
1.800640.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 964.40	$ 7.31
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 963.50	$ 8.52
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 961.00	$ 10.94
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 960.50	$ 10.94
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 965.40	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	3.2	4.6
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.7	2.5
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.4	2.2
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.4	2.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	2.6
	12.9
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	21.8
Consumer Discretionary	13.6	10.1
Energy	12.9	10.8
Health Care	11.0	16.8
Consumer Staples	9.4	13.7
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	33.4	29.2
France	13.3	11.8
Switzerland	12.0	17.9
Germany	11.7	14.2
Spain	4.9	3.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 98.6%	Stocks 96.9%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 3.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 0.2%
Billabong International Ltd.	5,240	$ 40,005
Belgium - 2.0%
Anheuser-Busch InBev NV (d)	9,280	284,006
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	16
Gimv NV	600	29,927
Umicore SA (d)	5,400	105,803
TOTAL BELGIUM		419,752
Bermuda - 0.7%
Seadrill Ltd.	3,800	40,550
Signet Jewelers Ltd. (United Kingdom)	6,800	107,676
TOTAL BERMUDA		148,226
Brazil - 0.7%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	5,300	142,994
Canada - 0.9%
Petrobank Energy & Resources Ltd. (a)	5,000	107,480
Suncor Energy, Inc.	3,000	75,500
TOTAL CANADA		182,980
Cayman Islands - 0.2%
China Dongxiang Group Co. Ltd.	85,000	41,280
Denmark - 1.8%
Genmab AS (a)	2,600	100,201
Novo Nordisk AS Series B	4,400	209,345
Vestas Wind Systems AS (a)	1,000	64,908
TOTAL DENMARK		374,454
Finland - 2.0%
Nokia Corp. (d)	14,850	210,865
Nokia Corp. sponsored ADR	6,500	91,910
Nokian Tyres PLC	4,474	70,635
Stora Enso Oyj (R Shares)	7,100	40,515
TOTAL FINLAND		413,925
France - 13.3%
Accor SA	200	8,460
AXA SA (d)	11,100	186,449
BNP Paribas SA	5,600	294,727
Bouygues SA (d)	3,700	157,800
Danone (d)	3,200	152,173
Common Stocks - continued
	Shares	Value
France - continued
Essilor International SA	2,700	$ 116,297
GDF Suez (d)	4,000	142,711
L'Oreal SA	1,600	114,432
PPR SA (d)	2,500	191,482
Renault SA	3,300	105,786
Sanofi-Aventis (d)	5,700	327,404
Schneider Electric SA (d)	2,500	190,196
Societe Generale Series A	1,600	81,752
Total SA sponsored ADR	10,300	512,116
Unibail-Rodamco	1,100	163,995
Vallourec SA	500	54,636
TOTAL FRANCE		2,800,416
Germany - 11.7%
Allianz AG (Reg.)	600	54,358
Bayerische Motoren Werke AG (BMW)	5,700	195,541
Daimler AG (Reg.)	5,000	178,507
Deutsche Bank AG	1,900	99,619
Deutsche Boerse AG	1,700	124,415
Deutsche Post AG	5,200	59,463
E.ON AG	10,800	361,890
Fresenius Medical Care AG & Co. KGaA	2,900	112,751
Fresenius SE	2,200	90,164
MAN AG	1,200	73,692
Munich Re Group (Reg.) (d)	2,100	287,151
RWE AG	1,400	99,879
Salzgitter AG	500	35,246
SAP AG	4,700	179,021
SAP AG sponsored ADR	1,000	38,090
Siemens AG (Reg.)	4,600	307,891
Wincor Nixdorf AG	3,100	153,950
TOTAL GERMANY		2,451,628
Hong Kong - 0.3%
Esprit Holdings Ltd.	10,500	64,336
Ireland - 1.6%
CRH PLC	9,385	243,918
Ryanair Holdings PLC sponsored ADR (a)	3,700	101,195
TOTAL IRELAND		345,113
Italy - 3.6%
ENI SpA sponsored ADR	6,800	290,292
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA	20,600	$ 201,340
Intesa Sanpaolo SpA	85,900	273,593
TOTAL ITALY		765,225
Netherlands - 3.3%
Akzo Nobel NV	3,000	125,427
ASML Holding NV (Netherlands)	4,200	88,110
Koninklijke Ahold NV	17,500	191,682
Koninklijke KPN NV	23,200	278,844
TOTAL NETHERLANDS		684,063
Norway - 0.6%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	16,000	13,515
DnB Nor ASA	15,400	95,839
Pronova BioPharma ASA (a)	9,400	23,577
TOTAL NORWAY		132,931
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	34,725	75,746
South Africa - 0.5%
MTN Group Ltd.	9,000	116,883
Spain - 4.9%
Banco Santander SA	13,300	126,363
Iberdrola SA	28,900	227,522
Inditex SA	3,800	161,981
Telefonica SA sponsored ADR	9,100	512,239
TOTAL SPAIN		1,028,105
Sweden - 1.9%
H&M Hennes & Mauritz AB (B Shares)	6,250	278,203
Lundin Petroleum AB (a)	10,000	65,017
Telefonaktiebolaget LM Ericsson (B Shares)	7,000	59,447
TOTAL SWEDEN		402,667
Switzerland - 12.0%
ABB Ltd. (Reg.)	3,827	54,162
Actelion Ltd. (Reg.) (a)	2,378	108,312
Credit Suisse Group (Reg.)	8,239	315,397
Nestle SA (Reg.)	20,929	682,036
Nobel Biocare Holding AG (Switzerland)	3,860	78,670
Novartis AG (Reg.)	5,033	190,441
Roche Holding AG (participation certificate)	3,642	459,151
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG (participation certificate)	1,665	$ 87,262
Sonova Holding AG	1,314	85,002
UBS AG (For. Reg.)	16,609	228,089
Zurich Financial Services AG (Reg.)	1,227	227,954
TOTAL SWITZERLAND		2,516,476
United Kingdom - 33.4%
Aberdeen Asset Management PLC	48,200	93,437
Aegis Group PLC	61,800	82,703
AstraZeneca PLC (United Kingdom)	7,400	259,017
Autonomy Corp. PLC (a)	4,100	85,982
BAE Systems PLC	29,800	156,697
Barclays PLC	54,100	219,569
Barratt Developments PLC	8,900	18,164
Bellway PLC	10,700	112,686
BG Group PLC	26,300	419,798
BHP Billiton PLC	9,400	195,024
Bovis Homes Group PLC	15,600	105,609
BP PLC	41,200	291,037
BP PLC sponsored ADR	4,600	195,316
British Land Co. PLC	6,400	40,369
Burberry Group PLC	19,000	113,051
Cairn Energy PLC (a)	2,800	87,755
Capita Group PLC	13,700	138,081
easyJet PLC (a)	4,200	19,518
Experian PLC	24,000	157,973
HSBC Holdings PLC sponsored ADR	16,158	575,225
Imperial Tobacco Group PLC	6,800	155,092
Informa PLC	18,000	78,643
InterContinental Hotel Group PLC	9,000	85,476
Kesa Electricals PLC	51,900	101,138
Man Group PLC	41,600	153,707
Marks & Spencer Group PLC	15,900	78,743
NEXT PLC	3,400	81,292
Persimmon PLC	29,700	165,596
Prudential PLC	36,000	206,839
Reckitt Benckiser Group PLC	6,000	235,443
Redrow PLC	30,400	89,502
Rio Tinto PLC (Reg.)	8,800	357,422
Royal Dutch Shell PLC Class A (United Kingdom)	20,000	460,280
SSL International PLC	16,200	113,534
Standard Chartered PLC (United Kingdom)	16,269	251,576
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tesco PLC	23,500	$ 116,395
Tomkins PLC	35,200	89,830
Vodafone Group PLC	124,600	228,925
Vodafone Group PLC sponsored ADR	15,050	276,168
Wolseley PLC	8,528	152,891
Xstrata PLC	19,100	168,326
TOTAL UNITED KINGDOM		7,013,829
United States of America - 2.5%
Allergan, Inc.	900	41,994
CME Group, Inc.	200	44,270
Coach, Inc.	2,400	58,800
Goldman Sachs Group, Inc.	600	77,100
Molson Coors Brewing Co. Class B	1,600	61,200
Morgan Stanley	2,600	61,464
Tiffany & Co., Inc.	1,800	52,092
Virgin Media, Inc.	5,800	44,776
Wells Fargo & Co.	4,200	84,042
TOTAL UNITED STATES OF AMERICA		525,738
TOTAL COMMON STOCKS (Cost $24,097,288)		20,686,772
Nonconvertible Preferred Stocks - 0.1%

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares) (Cost $18,106)	17,100	15,273
Money Market Funds - 12.4%

Fidelity Cash Central Fund, 0.53% (b)	366,775	366,775
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,240,205	2,240,205
TOTAL MONEY MARKET FUNDS (Cost $2,606,980)		2,606,980
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $13,000)	$ 13,000	$ 13,000
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $26,735,374)		23,322,025
NET OTHER ASSETS - (11.1)%		(2,327,508)
NET ASSETS - 100%		$ 20,994,517
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,306
Barclays Capital, Inc.	369
Credit Suisse Securities (USA) LLC	479
Deutsche Bank Securities, Inc.	4,869
HSBC Securities (USA), Inc.	3,688
Mizuho Securities USA, Inc.	369
Societe Generale, New York Branch	920
$ 13,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,658
Fidelity Securities Lending Cash Central Fund	4,515
Total	$ 7,173
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,322,025	$ 6,166,994	$ 17,155,031	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $11,538,731 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,169,328 and repurchase agreements of $13,000) - See accompanying schedule: Unaffiliated issuers (cost $24,128,394)	$ 20,715,045
Fidelity Central Funds (cost $2,606,980)	2,606,980
Total Investments (cost $26,735,374)		$ 23,322,025
Cash		331
Receivable for investments sold		176,577
Receivable for fund shares sold		10,289
Dividends receivable		176,718
Distributions receivable from Fidelity Central Funds		4,078
Prepaid expenses		217
Receivable from investment adviser for expense reductions		15,690
Other receivables		1,626
Total assets		23,707,551

Liabilities
Payable for investments purchased	$ 348,627
Payable for fund shares redeemed	43,868
Accrued management fee	12,135
Distribution fees payable	8,805
Other affiliated payables	6,156
Other payables and accrued expenses	53,238
Collateral on securities loaned, at value	2,240,205
Total liabilities		2,713,034

Net Assets		$ 20,994,517
Net Assets consist of:
Paid in capital		$ 45,253,528
Undistributed net investment income		153,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,976,463)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,436,496)
Net Assets		$ 20,994,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,692,918 ÷ 1,043,219 shares)	$ 8.33

Maximum offering price per share (100/94.25 of $8.33)	$ 8.84
Class T: Net Asset Value and redemption price per share ($6,561,298 ÷ 789,541 shares)	$ 8.31

Maximum offering price per share (100/96.50 of $8.31)	$ 8.61
Class B: Net Asset Value and offering price per share ($2,018,133 ÷ 249,226 shares)A	$ 8.10

Class C: Net Asset Value and offering price per share ($3,419,435 ÷ 424,307 shares)A	$ 8.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($302,733 ÷ 35,695 shares)	$ 8.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 445,026
Income from Fidelity Central Funds		7,173
		452,199
Less foreign taxes withheld		(44,024)
Total income		408,175

Expenses
Management fee	$ 77,127
Transfer agent fees	32,726
Distribution fees	56,840
Accounting and security lending fees	5,637
Custodian fees and expenses	26,767
Independent trustees' compensation	87
Registration fees	51,465
Audit	24,864
Legal	75
Miscellaneous	252
Total expenses before reductions	275,840
Expense reductions	(86,233)	189,607
Net investment income (loss)		218,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,077,919)
Foreign currency transactions	(11,268)
Total net realized gain (loss)		(9,089,187)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,521,449
Assets and liabilities in foreign currencies	2,987
Total change in net unrealized appreciation (depreciation)		7,524,436
Net gain (loss)		(1,564,751)
Net increase (decrease) in net assets resulting from operations		$ (1,346,183)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 218,568	$ 753,526
Net realized gain (loss)	(9,089,187)	(11,836,246)
Change in net unrealized appreciation (depreciation)	7,524,436	(20,362,765)
Net increase (decrease) in net assets resulting from operations	(1,346,183)	(31,445,485)
Distributions to shareholders from net investment income	(713,757)	(842,961)
Distributions to shareholders from net realized gain	-	(10,296,581)
Total distributions	(713,757)	(11,139,542)
Share transactions - net increase (decrease)	(2,804,041)	(11,216,725)
Redemption fees	337	1,666
Total increase (decrease) in net assets	(4,863,644)	(53,800,086)

Net Assets
Beginning of period	25,858,161	79,658,247
End of period (including undistributed net investment income of $153,948 and undistributed net investment income of $650,599, respectively)	$ 20,994,517	$ 25,858,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 20.94	$ 17.49	$ 13.47	$ 11.30	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.25	.32	.19 H	.12	.01
Net realized and unrealized gain (loss)	(.44)	(9.22)	4.48	4.18	2.05	1.37
Total from investment operations	(.35)	(8.97)	4.80	4.37	2.17	1.38
Distributions from net investment income	(.30)	(.31)	(.12)	(.13)	-	(.08)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.30)	(2.99)	(1.35)	(.35)	-	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.33	$ 8.98	$ 20.94	$ 17.49	$ 13.47	$ 11.30
Total Return B, C, D	(3.56)%	(49.77)%	29.16%	33.17%	19.20%	13.87%
Ratios to Average Net Assets F, I
Expenses before reductions	2.28% A	1.63%	1.53%	1.81%	2.16%	2.41%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.55%	1.75%
Expenses net of all reductions	1.49% A	1.46%	1.46%	1.40%	1.44%	1.68%
Net investment income (loss)	2.32% A	1.65%	1.69%	1.16% H	.95%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,693	$ 10,286	$ 29,273	$ 18,972	$ 4,544	$ 2,905
Portfolio turnover rate G	119% A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 20.75	$ 17.35	$ 13.34	$ 11.21	$ 9.93
Income from Investment Operations
Net investment income (loss)E	.08	.21	.27	.14H	.09	(.02)
Net realized and unrealized gain (loss)	(.43)	(9.17)	4.44	4.17	2.04	1.36
Total from investment operations	(.35)	(8.96)	4.71	4.31	2.13	1.34
Distributions from net investment income	(.26)	(.19)	(.08)	(.08)	-	(.06)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.26)	(2.87)	(1.31)	(.30)	-	(.06)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.31	$ 8.92	$ 20.75	$ 17.35	$ 13.34	$ 11.21
Total ReturnB, C, D	(3.65)%	(49.91)%	28.86%	32.95%	19.00%	13.54%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.56%A	1.88%	1.80%	2.07%	2.45%	2.70%
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%	1.81%	2.00%
Expenses net of all reductions	1.74%A	1.71%	1.71%	1.65%	1.70%	1.93%
Net investment income (loss)	2.07%A	1.40%	1.44%	.91%H	.70%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,561	$ 7,866	$ 21,357	$ 24,643	$ 8,893	$ 8,102
Portfolio turnover rate G	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 20.16	$ 16.91	$ 12.98	$ 10.97	$ 9.72
Income from Investment Operations
Net investment income (loss)E	.06	.13	.17	.06H	.02	(.07)
Net realized and unrealized gain (loss)	(.41)	(8.86)	4.34	4.10	1.99	1.33
Total from investment operations	(.35)	(8.73)	4.51	4.16	2.01	1.26
Distributions from net investment income	(.16)	(.14)	(.03)	(.01)	-	(.01)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.16)	(2.82)	(1.26)	(.23)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.10	$ 8.61	$ 20.16	$ 16.91	$ 12.98	$ 10.97
Total ReturnB, C, D	(3.90)%	(50.13)%	28.29%	32.49%	18.32%	12.97%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.04%A	2.39%	2.31%	2.69%	2.94%	3.20%
Expenses net of fee waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.32%	2.50%
Expenses net of all reductions	2.24%A	2.21%	2.21%	2.15%	2.20%	2.43%
Net investment income (loss)	1.56%A	.90%	.94%	.41%H	.19%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,018	$ 2,806	$ 11,206	$ 8,529	$ 6,415	$ 6,288
Portfolio turnover rate G	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 20.10	$ 16.89	$ 13.00	$ 10.98	$ 9.73
Income from Investment Operations
Net investment income (loss)E	.06	.13	.17	.06H	.03	(.07)
Net realized and unrealized gain (loss)	(.41)	(8.82)	4.32	4.07	1.99	1.33
Total from investment operations	(.35)	(8.69)	4.49	4.13	2.02	1.26
Distributions from net investment income	(.17)	(.15)	(.05)	(.02)	-	(.01)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.17)	(2.83)	(1.28)	(.24)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.06	$ 8.58	$ 20.10	$ 16.89	$ 13.00	$ 10.98
Total ReturnB, C, D	(3.95)%	(50.11)%	28.21%	32.25%	18.40%	12.96%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.04%A	2.38%	2.26%	2.57%	2.86%	3.08%
Expenses net of fee waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.30%	2.50%
Expenses net of all reductions	2.24%A	2.21%	2.21%	2.15%	2.19%	2.43%
Net investment income (loss)	1.56%A	.90%	.94%	.41%H	.20%	(.68) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,419	$ 4,522	$ 16,084	$ 9,173	$ 4,566	$ 3,234
Portfolio turnover rateG	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07) %. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 21.27	$ 17.72	$ 13.63	$ 11.40	$ 10.07
Income from Investment Operations
Net investment income (loss)D	.10	.30	.38	.23G	.16	.04
Net realized and unrealized gain (loss)	(.44)	(9.38)	4.54	4.25	2.07	1.37
Total from investment operations	(.34)	(9.08)	4.92	4.48	2.23	1.41
Distributions from net investment income	(.31)	(.38)	(.14)	(.17)	-	(.08)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.31)	(3.06)	(1.37)	(.39)	-	(.08)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.48	$ 9.13	$ 21.27	$ 17.72	$ 13.63	$ 11.40
Total ReturnB, C	(3.46)%	(49.63)%	29.57%	33.68%	19.56%	14.07%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.02%A	1.27%	1.19%	1.46%	1.73%	1.95%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.19%	1.25%	1.31%	1.50%
Expenses net of all reductions	1.24%A	1.21%	1.15%	1.15%	1.20%	1.43%
Net investment income (loss)	2.56%A	1.90%	2.00%	1.41%G	1.20%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303	$ 378	$ 1,738	$ 1,331	$ 566	$ 457
Portfolio turnover rateF	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,679,753
Unrealized depreciation	(5,597,700)
Net unrealized appreciation (depreciation)	$ (3,917,947)
Cost for federal income tax purposes	$ 27,239,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,770,031 and $15,594,947, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 10,842	$ 316
Class T	.25%	.25%	16,455	188
Class B	.75%	.25%	11,312	8,534
Class C	.75%	.25%	18,231	1,406
			$ 56,840	$ 10,444

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,199
Class T	837
Class B*	4,780
Class C*	40
$ 6,856

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,887.30
Class T	10,676.32
Class B	3,346.30
Class C	5,349.29
Institutional Class	468.30
	$ 32,726

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68 or the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,515.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 33,840
Class T	1.75%	26,642
Class B	2.25%	8,873
Class C	2.25%	14,263
Institutional Class	1.25%	1,200
		$ 84,818

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,415 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 340,909	$ 422,203
Class T	225,685	191,381
Class B	51,025	74,344
Class C	84,088	114,566
Institutional Class	12,050	40,467
Total	$ 713,757	$ 842,961
From net realized gain
Class A	$ -	$ 3,709,850
Class T	-	2,757,536
Class B	-	1,443,769
Class C	-	2,102,997
Institutional Class	-	282,429
Total	$ -	$ 10,296,581

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	73,478	333,539	$ 576,828	$ 5,175,019
Reinvestment of distributions	39,468	215,972	302,323	3,762,228
Shares redeemed	(214,647)	(802,475)	(1,630,664)	(11,977,580)
Net increase (decrease)	(101,701)	(252,964)	$ (751,513)	$ (3,040,333)
Class T
Shares sold	39,289	117,825	$ 305,893	$ 1,822,740
Reinvestment of distributions	28,519	164,143	218,168	2,846,246
Shares redeemed	(159,707)	(429,996)	(1,240,878)	(6,075,451)
Net increase (decrease)	(91,899)	(148,028)	$ (716,817)	$ (1,406,465)
Class B
Shares sold	11,759	61,747	$ 89,223	$ 969,843
Reinvestment of distributions	6,019	80,186	44,965	1,347,923
Shares redeemed	(94,487)	(371,964)	(687,085)	(5,340,611)
Net increase (decrease)	(76,709)	(230,031)	$ (552,897)	$ (3,022,845)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class C
Shares sold	23,326	111,450	$ 177,272	$ 1,775,025
Reinvestment of distributions	9,756	110,014	72,489	1,841,634
Shares redeemed	(136,035)	(494,555)	(996,130)	(7,013,919)
Net increase (decrease)	(102,953)	(273,091)	$ (746,369)	$ (3,397,260)
Institutional Class
Shares sold	6,771	43,138	$ 58,736	$ 796,320
Reinvestment of distributions	886	11,953	6,899	211,086
Shares redeemed	(13,369)	(95,399)	(102,080)	(1,357,228)
Net increase (decrease)	(5,712)	(40,308)	$ (36,445)	$ (349,822)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEUR-USAN-0609
1.784875.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 964.40	$ 7.31
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 963.50	$ 8.52
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 961.00	$ 10.94
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 960.50	$ 10.94
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 965.40	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	3.2	4.6
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.7	2.5
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.4	2.2
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.4	2.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	2.6
	12.9
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	21.8
Consumer Discretionary	13.6	10.1
Energy	12.9	10.8
Health Care	11.0	16.8
Consumer Staples	9.4	13.7
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	33.4	29.2
France	13.3	11.8
Switzerland	12.0	17.9
Germany	11.7	14.2
Spain	4.9	3.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 98.6%	Stocks 96.9%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 3.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 0.2%
Billabong International Ltd.	5,240	$ 40,005
Belgium - 2.0%
Anheuser-Busch InBev NV (d)	9,280	284,006
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	16
Gimv NV	600	29,927
Umicore SA (d)	5,400	105,803
TOTAL BELGIUM		419,752
Bermuda - 0.7%
Seadrill Ltd.	3,800	40,550
Signet Jewelers Ltd. (United Kingdom)	6,800	107,676
TOTAL BERMUDA		148,226
Brazil - 0.7%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	5,300	142,994
Canada - 0.9%
Petrobank Energy & Resources Ltd. (a)	5,000	107,480
Suncor Energy, Inc.	3,000	75,500
TOTAL CANADA		182,980
Cayman Islands - 0.2%
China Dongxiang Group Co. Ltd.	85,000	41,280
Denmark - 1.8%
Genmab AS (a)	2,600	100,201
Novo Nordisk AS Series B	4,400	209,345
Vestas Wind Systems AS (a)	1,000	64,908
TOTAL DENMARK		374,454
Finland - 2.0%
Nokia Corp. (d)	14,850	210,865
Nokia Corp. sponsored ADR	6,500	91,910
Nokian Tyres PLC	4,474	70,635
Stora Enso Oyj (R Shares)	7,100	40,515
TOTAL FINLAND		413,925
France - 13.3%
Accor SA	200	8,460
AXA SA (d)	11,100	186,449
BNP Paribas SA	5,600	294,727
Bouygues SA (d)	3,700	157,800
Danone (d)	3,200	152,173
Common Stocks - continued
	Shares	Value
France - continued
Essilor International SA	2,700	$ 116,297
GDF Suez (d)	4,000	142,711
L'Oreal SA	1,600	114,432
PPR SA (d)	2,500	191,482
Renault SA	3,300	105,786
Sanofi-Aventis (d)	5,700	327,404
Schneider Electric SA (d)	2,500	190,196
Societe Generale Series A	1,600	81,752
Total SA sponsored ADR	10,300	512,116
Unibail-Rodamco	1,100	163,995
Vallourec SA	500	54,636
TOTAL FRANCE		2,800,416
Germany - 11.7%
Allianz AG (Reg.)	600	54,358
Bayerische Motoren Werke AG (BMW)	5,700	195,541
Daimler AG (Reg.)	5,000	178,507
Deutsche Bank AG	1,900	99,619
Deutsche Boerse AG	1,700	124,415
Deutsche Post AG	5,200	59,463
E.ON AG	10,800	361,890
Fresenius Medical Care AG & Co. KGaA	2,900	112,751
Fresenius SE	2,200	90,164
MAN AG	1,200	73,692
Munich Re Group (Reg.) (d)	2,100	287,151
RWE AG	1,400	99,879
Salzgitter AG	500	35,246
SAP AG	4,700	179,021
SAP AG sponsored ADR	1,000	38,090
Siemens AG (Reg.)	4,600	307,891
Wincor Nixdorf AG	3,100	153,950
TOTAL GERMANY		2,451,628
Hong Kong - 0.3%
Esprit Holdings Ltd.	10,500	64,336
Ireland - 1.6%
CRH PLC	9,385	243,918
Ryanair Holdings PLC sponsored ADR (a)	3,700	101,195
TOTAL IRELAND		345,113
Italy - 3.6%
ENI SpA sponsored ADR	6,800	290,292
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA	20,600	$ 201,340
Intesa Sanpaolo SpA	85,900	273,593
TOTAL ITALY		765,225
Netherlands - 3.3%
Akzo Nobel NV	3,000	125,427
ASML Holding NV (Netherlands)	4,200	88,110
Koninklijke Ahold NV	17,500	191,682
Koninklijke KPN NV	23,200	278,844
TOTAL NETHERLANDS		684,063
Norway - 0.6%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	16,000	13,515
DnB Nor ASA	15,400	95,839
Pronova BioPharma ASA (a)	9,400	23,577
TOTAL NORWAY		132,931
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	34,725	75,746
South Africa - 0.5%
MTN Group Ltd.	9,000	116,883
Spain - 4.9%
Banco Santander SA	13,300	126,363
Iberdrola SA	28,900	227,522
Inditex SA	3,800	161,981
Telefonica SA sponsored ADR	9,100	512,239
TOTAL SPAIN		1,028,105
Sweden - 1.9%
H&M Hennes & Mauritz AB (B Shares)	6,250	278,203
Lundin Petroleum AB (a)	10,000	65,017
Telefonaktiebolaget LM Ericsson (B Shares)	7,000	59,447
TOTAL SWEDEN		402,667
Switzerland - 12.0%
ABB Ltd. (Reg.)	3,827	54,162
Actelion Ltd. (Reg.) (a)	2,378	108,312
Credit Suisse Group (Reg.)	8,239	315,397
Nestle SA (Reg.)	20,929	682,036
Nobel Biocare Holding AG (Switzerland)	3,860	78,670
Novartis AG (Reg.)	5,033	190,441
Roche Holding AG (participation certificate)	3,642	459,151
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG (participation certificate)	1,665	$ 87,262
Sonova Holding AG	1,314	85,002
UBS AG (For. Reg.)	16,609	228,089
Zurich Financial Services AG (Reg.)	1,227	227,954
TOTAL SWITZERLAND		2,516,476
United Kingdom - 33.4%
Aberdeen Asset Management PLC	48,200	93,437
Aegis Group PLC	61,800	82,703
AstraZeneca PLC (United Kingdom)	7,400	259,017
Autonomy Corp. PLC (a)	4,100	85,982
BAE Systems PLC	29,800	156,697
Barclays PLC	54,100	219,569
Barratt Developments PLC	8,900	18,164
Bellway PLC	10,700	112,686
BG Group PLC	26,300	419,798
BHP Billiton PLC	9,400	195,024
Bovis Homes Group PLC	15,600	105,609
BP PLC	41,200	291,037
BP PLC sponsored ADR	4,600	195,316
British Land Co. PLC	6,400	40,369
Burberry Group PLC	19,000	113,051
Cairn Energy PLC (a)	2,800	87,755
Capita Group PLC	13,700	138,081
easyJet PLC (a)	4,200	19,518
Experian PLC	24,000	157,973
HSBC Holdings PLC sponsored ADR	16,158	575,225
Imperial Tobacco Group PLC	6,800	155,092
Informa PLC	18,000	78,643
InterContinental Hotel Group PLC	9,000	85,476
Kesa Electricals PLC	51,900	101,138
Man Group PLC	41,600	153,707
Marks & Spencer Group PLC	15,900	78,743
NEXT PLC	3,400	81,292
Persimmon PLC	29,700	165,596
Prudential PLC	36,000	206,839
Reckitt Benckiser Group PLC	6,000	235,443
Redrow PLC	30,400	89,502
Rio Tinto PLC (Reg.)	8,800	357,422
Royal Dutch Shell PLC Class A (United Kingdom)	20,000	460,280
SSL International PLC	16,200	113,534
Standard Chartered PLC (United Kingdom)	16,269	251,576
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tesco PLC	23,500	$ 116,395
Tomkins PLC	35,200	89,830
Vodafone Group PLC	124,600	228,925
Vodafone Group PLC sponsored ADR	15,050	276,168
Wolseley PLC	8,528	152,891
Xstrata PLC	19,100	168,326
TOTAL UNITED KINGDOM		7,013,829
United States of America - 2.5%
Allergan, Inc.	900	41,994
CME Group, Inc.	200	44,270
Coach, Inc.	2,400	58,800
Goldman Sachs Group, Inc.	600	77,100
Molson Coors Brewing Co. Class B	1,600	61,200
Morgan Stanley	2,600	61,464
Tiffany & Co., Inc.	1,800	52,092
Virgin Media, Inc.	5,800	44,776
Wells Fargo & Co.	4,200	84,042
TOTAL UNITED STATES OF AMERICA		525,738
TOTAL COMMON STOCKS (Cost $24,097,288)		20,686,772
Nonconvertible Preferred Stocks - 0.1%

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares) (Cost $18,106)	17,100	15,273
Money Market Funds - 12.4%

Fidelity Cash Central Fund, 0.53% (b)	366,775	366,775
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,240,205	2,240,205
TOTAL MONEY MARKET FUNDS (Cost $2,606,980)		2,606,980
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $13,000)	$ 13,000	$ 13,000
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $26,735,374)		23,322,025
NET OTHER ASSETS - (11.1)%		(2,327,508)
NET ASSETS - 100%		$ 20,994,517
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,306
Barclays Capital, Inc.	369
Credit Suisse Securities (USA) LLC	479
Deutsche Bank Securities, Inc.	4,869
HSBC Securities (USA), Inc.	3,688
Mizuho Securities USA, Inc.	369
Societe Generale, New York Branch	920
$ 13,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,658
Fidelity Securities Lending Cash Central Fund	4,515
Total	$ 7,173
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,322,025	$ 6,166,994	$ 17,155,031	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $11,538,731 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,169,328 and repurchase agreements of $13,000) - See accompanying schedule: Unaffiliated issuers (cost $24,128,394)	$ 20,715,045
Fidelity Central Funds (cost $2,606,980)	2,606,980
Total Investments (cost $26,735,374)		$ 23,322,025
Cash		331
Receivable for investments sold		176,577
Receivable for fund shares sold		10,289
Dividends receivable		176,718
Distributions receivable from Fidelity Central Funds		4,078
Prepaid expenses		217
Receivable from investment adviser for expense reductions		15,690
Other receivables		1,626
Total assets		23,707,551

Liabilities
Payable for investments purchased	$ 348,627
Payable for fund shares redeemed	43,868
Accrued management fee	12,135
Distribution fees payable	8,805
Other affiliated payables	6,156
Other payables and accrued expenses	53,238
Collateral on securities loaned, at value	2,240,205
Total liabilities		2,713,034

Net Assets		$ 20,994,517
Net Assets consist of:
Paid in capital		$ 45,253,528
Undistributed net investment income		153,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,976,463)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,436,496)
Net Assets		$ 20,994,517
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,692,918 ÷ 1,043,219 shares)	$ 8.33

Maximum offering price per share (100/94.25 of $8.33)	$ 8.84
Class T: Net Asset Value and redemption price per share ($6,561,298 ÷ 789,541 shares)	$ 8.31

Maximum offering price per share (100/96.50 of $8.31)	$ 8.61
Class B: Net Asset Value and offering price per share ($2,018,133 ÷ 249,226 shares)A	$ 8.10

Class C: Net Asset Value and offering price per share ($3,419,435 ÷ 424,307 shares)A	$ 8.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($302,733 ÷ 35,695 shares)	$ 8.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 445,026
Income from Fidelity Central Funds		7,173
		452,199
Less foreign taxes withheld		(44,024)
Total income		408,175

Expenses
Management fee	$ 77,127
Transfer agent fees	32,726
Distribution fees	56,840
Accounting and security lending fees	5,637
Custodian fees and expenses	26,767
Independent trustees' compensation	87
Registration fees	51,465
Audit	24,864
Legal	75
Miscellaneous	252
Total expenses before reductions	275,840
Expense reductions	(86,233)	189,607
Net investment income (loss)		218,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,077,919)
Foreign currency transactions	(11,268)
Total net realized gain (loss)		(9,089,187)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,521,449
Assets and liabilities in foreign currencies	2,987
Total change in net unrealized appreciation (depreciation)		7,524,436
Net gain (loss)		(1,564,751)
Net increase (decrease) in net assets resulting from operations		$ (1,346,183)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 218,568	$ 753,526
Net realized gain (loss)	(9,089,187)	(11,836,246)
Change in net unrealized appreciation (depreciation)	7,524,436	(20,362,765)
Net increase (decrease) in net assets resulting from operations	(1,346,183)	(31,445,485)
Distributions to shareholders from net investment income	(713,757)	(842,961)
Distributions to shareholders from net realized gain	-	(10,296,581)
Total distributions	(713,757)	(11,139,542)
Share transactions - net increase (decrease)	(2,804,041)	(11,216,725)
Redemption fees	337	1,666
Total increase (decrease) in net assets	(4,863,644)	(53,800,086)

Net Assets
Beginning of period	25,858,161	79,658,247
End of period (including undistributed net investment income of $153,948 and undistributed net investment income of $650,599, respectively)	$ 20,994,517	$ 25,858,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 20.94	$ 17.49	$ 13.47	$ 11.30	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.25	.32	.19 H	.12	.01
Net realized and unrealized gain (loss)	(.44)	(9.22)	4.48	4.18	2.05	1.37
Total from investment operations	(.35)	(8.97)	4.80	4.37	2.17	1.38
Distributions from net investment income	(.30)	(.31)	(.12)	(.13)	-	(.08)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.30)	(2.99)	(1.35)	(.35)	-	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.33	$ 8.98	$ 20.94	$ 17.49	$ 13.47	$ 11.30
Total Return B, C, D	(3.56)%	(49.77)%	29.16%	33.17%	19.20%	13.87%
Ratios to Average Net Assets F, I
Expenses before reductions	2.28% A	1.63%	1.53%	1.81%	2.16%	2.41%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.55%	1.75%
Expenses net of all reductions	1.49% A	1.46%	1.46%	1.40%	1.44%	1.68%
Net investment income (loss)	2.32% A	1.65%	1.69%	1.16% H	.95%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,693	$ 10,286	$ 29,273	$ 18,972	$ 4,544	$ 2,905
Portfolio turnover rate G	119% A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 20.75	$ 17.35	$ 13.34	$ 11.21	$ 9.93
Income from Investment Operations
Net investment income (loss)E	.08	.21	.27	.14H	.09	(.02)
Net realized and unrealized gain (loss)	(.43)	(9.17)	4.44	4.17	2.04	1.36
Total from investment operations	(.35)	(8.96)	4.71	4.31	2.13	1.34
Distributions from net investment income	(.26)	(.19)	(.08)	(.08)	-	(.06)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.26)	(2.87)	(1.31)	(.30)	-	(.06)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.31	$ 8.92	$ 20.75	$ 17.35	$ 13.34	$ 11.21
Total ReturnB, C, D	(3.65)%	(49.91)%	28.86%	32.95%	19.00%	13.54%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.56%A	1.88%	1.80%	2.07%	2.45%	2.70%
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%	1.75%	1.81%	2.00%
Expenses net of all reductions	1.74%A	1.71%	1.71%	1.65%	1.70%	1.93%
Net investment income (loss)	2.07%A	1.40%	1.44%	.91%H	.70%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,561	$ 7,866	$ 21,357	$ 24,643	$ 8,893	$ 8,102
Portfolio turnover rate G	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 20.16	$ 16.91	$ 12.98	$ 10.97	$ 9.72
Income from Investment Operations
Net investment income (loss)E	.06	.13	.17	.06H	.02	(.07)
Net realized and unrealized gain (loss)	(.41)	(8.86)	4.34	4.10	1.99	1.33
Total from investment operations	(.35)	(8.73)	4.51	4.16	2.01	1.26
Distributions from net investment income	(.16)	(.14)	(.03)	(.01)	-	(.01)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.16)	(2.82)	(1.26)	(.23)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.10	$ 8.61	$ 20.16	$ 16.91	$ 12.98	$ 10.97
Total ReturnB, C, D	(3.90)%	(50.13)%	28.29%	32.49%	18.32%	12.97%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.04%A	2.39%	2.31%	2.69%	2.94%	3.20%
Expenses net of fee waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.32%	2.50%
Expenses net of all reductions	2.24%A	2.21%	2.21%	2.15%	2.20%	2.43%
Net investment income (loss)	1.56%A	.90%	.94%	.41%H	.19%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,018	$ 2,806	$ 11,206	$ 8,529	$ 6,415	$ 6,288
Portfolio turnover rate G	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 20.10	$ 16.89	$ 13.00	$ 10.98	$ 9.73
Income from Investment Operations
Net investment income (loss)E	.06	.13	.17	.06H	.03	(.07)
Net realized and unrealized gain (loss)	(.41)	(8.82)	4.32	4.07	1.99	1.33
Total from investment operations	(.35)	(8.69)	4.49	4.13	2.02	1.26
Distributions from net investment income	(.17)	(.15)	(.05)	(.02)	-	(.01)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.17)	(2.83)	(1.28)	(.24)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.06	$ 8.58	$ 20.10	$ 16.89	$ 13.00	$ 10.98
Total ReturnB, C, D	(3.95)%	(50.11)%	28.21%	32.25%	18.40%	12.96%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.04%A	2.38%	2.26%	2.57%	2.86%	3.08%
Expenses net of fee waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.30%	2.50%
Expenses net of all reductions	2.24%A	2.21%	2.21%	2.15%	2.19%	2.43%
Net investment income (loss)	1.56%A	.90%	.94%	.41%H	.20%	(.68) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,419	$ 4,522	$ 16,084	$ 9,173	$ 4,566	$ 3,234
Portfolio turnover rateG	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07) %. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 21.27	$ 17.72	$ 13.63	$ 11.40	$ 10.07
Income from Investment Operations
Net investment income (loss)D	.10	.30	.38	.23G	.16	.04
Net realized and unrealized gain (loss)	(.44)	(9.38)	4.54	4.25	2.07	1.37
Total from investment operations	(.34)	(9.08)	4.92	4.48	2.23	1.41
Distributions from net investment income	(.31)	(.38)	(.14)	(.17)	-	(.08)
Distributions from net realized gain	-	(2.68)	(1.23)	(.22)	-	-
Total distributions	(.31)	(3.06)	(1.37)	(.39)	-	(.08)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.48	$ 9.13	$ 21.27	$ 17.72	$ 13.63	$ 11.40
Total ReturnB, C	(3.46)%	(49.63)%	29.57%	33.68%	19.56%	14.07%
Ratios to Average Net AssetsE, H
Expenses before reductions	2.02%A	1.27%	1.19%	1.46%	1.73%	1.95%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.19%	1.25%	1.31%	1.50%
Expenses net of all reductions	1.24%A	1.21%	1.15%	1.15%	1.20%	1.43%
Net investment income (loss)	2.56%A	1.90%	2.00%	1.41%G	1.20%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303	$ 378	$ 1,738	$ 1,331	$ 566	$ 457
Portfolio turnover rateF	119%A	112%	173%	173%	135%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,679,753
Unrealized depreciation	(5,597,700)
Net unrealized appreciation (depreciation)	$ (3,917,947)
Cost for federal income tax purposes	$ 27,239,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,770,031 and $15,594,947, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 10,842	$ 316
Class T	.25%	.25%	16,455	188
Class B	.75%	.25%	11,312	8,534
Class C	.75%	.25%	18,231	1,406
			$ 56,840	$ 10,444

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,199
Class T	837
Class B*	4,780
Class C*	40
$ 6,856

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,887.30
Class T	10,676.32
Class B	3,346.30
Class C	5,349.29
Institutional Class	468.30
	$ 32,726

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68 or the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,515.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 33,840
Class T	1.75%	26,642
Class B	2.25%	8,873
Class C	2.25%	14,263
Institutional Class	1.25%	1,200
		$ 84,818

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,415 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 340,909	$ 422,203
Class T	225,685	191,381
Class B	51,025	74,344
Class C	84,088	114,566
Institutional Class	12,050	40,467
Total	$ 713,757	$ 842,961
From net realized gain
Class A	$ -	$ 3,709,850
Class T	-	2,757,536
Class B	-	1,443,769
Class C	-	2,102,997
Institutional Class	-	282,429
Total	$ -	$ 10,296,581

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	73,478	333,539	$ 576,828	$ 5,175,019
Reinvestment of distributions	39,468	215,972	302,323	3,762,228
Shares redeemed	(214,647)	(802,475)	(1,630,664)	(11,977,580)
Net increase (decrease)	(101,701)	(252,964)	$ (751,513)	$ (3,040,333)
Class T
Shares sold	39,289	117,825	$ 305,893	$ 1,822,740
Reinvestment of distributions	28,519	164,143	218,168	2,846,246
Shares redeemed	(159,707)	(429,996)	(1,240,878)	(6,075,451)
Net increase (decrease)	(91,899)	(148,028)	$ (716,817)	$ (1,406,465)
Class B
Shares sold	11,759	61,747	$ 89,223	$ 969,843
Reinvestment of distributions	6,019	80,186	44,965	1,347,923
Shares redeemed	(94,487)	(371,964)	(687,085)	(5,340,611)
Net increase (decrease)	(76,709)	(230,031)	$ (552,897)	$ (3,022,845)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class C
Shares sold	23,326	111,450	$ 177,272	$ 1,775,025
Reinvestment of distributions	9,756	110,014	72,489	1,841,634
Shares redeemed	(136,035)	(494,555)	(996,130)	(7,013,919)
Net increase (decrease)	(102,953)	(273,091)	$ (746,369)	$ (3,397,260)
Institutional Class
Shares sold	6,771	43,138	$ 58,736	$ 796,320
Reinvestment of distributions	886	11,953	6,899	211,086
Shares redeemed	(13,369)	(95,399)	(102,080)	(1,357,228)
Net increase (decrease)	(5,712)	(40,308)	$ (36,445)	$ (349,822)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEURI-USAN-0609
1.784876.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,029.80	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,028.70	$ 8.80
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,024.80	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,024.80	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,031.00	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Southwestern Energy Co. (United States of America, Oil, Gas & Consumable Fuels)	2.0	2.0
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	1.9	2.1
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.7	1.4
Noble Energy, Inc. (United States of America, Oil, Gas & Consumable Fuels)	1.7	1.6
Landstar System, Inc. (United States of America, Road & Rail)	1.6	2.1
	8.9
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	21.3
Information Technology	13.1	10.1
Energy	12.0	14.4
Industrials	11.7	11.8
Consumer Discretionary	11.0	7.0
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	44.1	45.7
Japan	8.3	5.4
United Kingdom	7.7	7.8
France	5.4	3.6
Canada	4.2	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 95.1%	Stocks 94.0%
Bonds 1.9%	Bonds 2.6%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 3.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 0.7%
CSL Ltd.	2,907	$ 72,753
Woolworths Ltd.	3,347	65,026
TOTAL AUSTRALIA		137,779
Austria - 0.3%
OMV AG	1,600	49,555
Belgium - 0.6%
Anheuser-Busch InBev NV	3,900	119,356
Bermuda - 1.5%
Cooper Industries Ltd. Class A	6,400	209,856
Vostok Nafta Investment Ltd. SDR (a)	24,400	76,799
TOTAL BERMUDA		286,655
Brazil - 1.2%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	7,200	98,856
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	4,700	126,806
TOTAL BRAZIL		225,662
Canada - 4.2%
Addax Petroleum, Inc.	2,300	63,299
Agnico-Eagle Mines Ltd. (Canada)	3,300	145,883
Canadian Natural Resources Ltd.	2,100	96,812
Consolidated Thompson Iron Mines Ltd. (a)	21,300	44,805
First Uranium Corp. (a)	9,300	50,036
Goldcorp, Inc.	6,000	164,023
Sherritt International Corp.	11,200	48,151
Suncor Energy, Inc.	4,400	110,733
Teck Resources Ltd. Class B (sub. vtg.)	5,300	55,654
TOTAL CANADA		779,396
Cayman Islands - 0.5%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	6,400	95,552
China - 0.3%
NetEase.com, Inc. sponsored ADR (a)	1,600	48,288
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	20,200	26,027
Denmark - 0.9%
Danske Bank AS (a)	5,100	55,935
Novo Nordisk AS Series B	2,339	111,286
TOTAL DENMARK		167,221
Common Stocks - continued
	Shares	Value
France - 5.4%
Air France KLM (Reg.)	5,100	$ 56,609
Atos Origin SA	1,622	49,991
AXA SA sponsored ADR	5,600	96,208
BNP Paribas SA	2,100	110,523
Bouygues SA	2,000	85,297
Iliad Group SA	500	52,502
Laurent-Perrier Group	900	52,781
Nexity	1,800	58,047
Pernod Ricard SA	1,046	61,768
Renault SA	1,900	60,907
Saft Groupe SA	2,600	79,557
Sanofi-Aventis sponsored ADR (d)	4,827	138,631
Societe Generale Series A	1,900	97,081
TOTAL FRANCE		999,902
Germany - 2.5%
Daimler AG	2,300	82,110
Deutsche Bank AG (NY Shares)	1,400	73,402
E.ON AG	3,900	130,682
MAN AG	1,100	67,551
Metro AG	1,400	58,914
Q-Cells SE (a)	2,700	57,269
TOTAL GERMANY		469,928
Greece - 0.5%
Public Power Corp. of Greece	4,700	90,577
Hong Kong - 0.4%
CNOOC Ltd.	68,000	75,910
India - 1.1%
Bharti Airtel Ltd. (a)	3,500	53,343
ICICI Bank Ltd. sponsored ADR	2,900	59,827
Reliance Industries Ltd.	2,190	80,267
Rural Electrification Corp. Ltd.	1,056	2,207
TOTAL INDIA		195,644
Ireland - 0.6%
CRH PLC sponsored ADR	4,200	108,024
Israel - 1.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,152	313,901
Common Stocks - continued
	Shares	Value
Italy - 1.0%
Intesa Sanpaolo SpA	25,500	$ 81,218
UniCredit SpA	43,600	106,137
TOTAL ITALY		187,355
Japan - 8.3%
Canon, Inc. sponsored ADR	2,600	78,546
East Japan Railway Co.	1,700	95,818
Honda Motor Co. Ltd. sponsored ADR	3,200	92,992
Japan Retail Fund Investment Corp.	17	59,465
Komatsu Ltd.	4,600	57,406
Mazda Motor Corp.	21,000	52,308
Mitsubishi Corp.	4,400	67,731
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	28,937	156,839
Mitsui & Co. Ltd.	9,800	103,971
Nintendo Co. Ltd. ADR	2,200	74,030
Nomura Holdings, Inc.	11,300	68,208
Ricoh Co. Ltd.	4,000	49,468
ROHM Co. Ltd.	900	55,210
Sharp Corp.	6,000	63,194
SHIMANO, Inc.	1,300	38,470
Shin-Etsu Chemical Co., Ltd.	1,400	68,061
Softbank Corp.	3,900	61,714
Sony Corp. sponsored ADR	3,100	80,166
Sumitomo Mitsui Financial Group, Inc.	1,800	62,442
Suzuki Motor Corp.	2,800	52,824
THK Co. Ltd.	3,500	48,553
Tokyo Ohka Kogyo Co. Ltd.	2,900	49,077
TOTAL JAPAN		1,536,493
Luxembourg - 1.4%
ArcelorMittal SA (NY Shares) Class A	2,900	68,382
Evraz Group SA GDR	5,412	71,168
Millicom International Cellular SA	1,100	53,306
SES SA FDR (France) unit	3,500	63,164
TOTAL LUXEMBOURG		256,020
Netherlands - 0.7%
Gemalto NV (a)	1,537	48,383
Koninklijke Ahold NV	7,600	83,245
TOTAL NETHERLANDS		131,628
Netherlands Antilles - 0.7%
Schlumberger Ltd. (NY Shares)	2,600	127,374
Common Stocks - continued
	Shares	Value
Norway - 1.0%
DnB Nor ASA	9,400	$ 58,499
Renewable Energy Corp. AS (a)(d)	7,600	68,644
Telenor ASA	9,200	57,207
TOTAL NORWAY		184,350
Russia - 0.9%
OAO TMK unit	8,700	61,029
PIK Group GDR (Reg. S) unit (a)	16,400	29,273
Vimpel Communications sponsored ADR	7,700	72,534
TOTAL RUSSIA		162,836
Singapore - 0.3%
Olam International Ltd.	51,000	60,973
South Africa - 0.9%
MTN Group Ltd.	8,200	106,494
Naspers Ltd. Class N	3,000	61,154
TOTAL SOUTH AFRICA		167,648
Spain - 1.9%
EDP Renovaveis SA	6,800	55,430
Gas Natural SDG SA Series E	3,300	52,313
Iberdrola SA	9,600	75,578
Telefonica SA	8,800	166,682
TOTAL SPAIN		350,003
Switzerland - 3.0%
ACE Ltd.	4,000	185,280
Credit Suisse Group sponsored ADR	2,400	91,872
Nestle SA (Reg.)	5,174	168,611
UBS AG (NY Shares)	7,800	106,392
TOTAL SWITZERLAND		552,155
Taiwan - 2.0%
HTC Corp.	5,000	67,685
MediaTek, Inc.	6,000	62,379
Taiwan Semiconductor Manufacturing Co. Ltd.	51,000	86,274
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,000	158,550
TOTAL TAIWAN		374,888
United Kingdom - 7.7%
AstraZeneca PLC sponsored ADR	3,800	132,886
Barclays PLC Sponsored ADR (d)	7,600	121,676
BG Group PLC	8,300	132,484
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Airways PLC	21,484	$ 46,504
Cairn Energy PLC (a)	2,500	78,353
HSBC Holdings PLC sponsored ADR	4,600	163,760
Informa PLC	14,100	61,604
Reckitt Benckiser Group PLC	2,300	90,253
Rio Tinto PLC (Reg.)	3,500	142,156
Royal Bank of Scotland Group PLC sponsored ADR	6,300	77,112
Standard Chartered PLC (United Kingdom)	5,100	78,864
Vedanta Resources PLC	3,500	54,726
Vodafone Group PLC sponsored ADR	7,600	139,460
Xstrata PLC	12,700	111,923
TOTAL UNITED KINGDOM		1,431,761
United States of America - 41.9%
Air Products & Chemicals, Inc.	1,500	98,850
Amazon.com, Inc. (a)	2,800	225,456
Apple, Inc. (a)	1,400	176,162
Applied Materials, Inc.	17,500	213,675
Ascent Media Corp. (a)	4,600	118,496
Bank of America Corp.	7,800	69,654
Berkshire Hathaway, Inc. Class B (a)	52	159,380
C.R. Bard, Inc.	1,600	114,608
Capital One Financial Corp.	3,600	60,264
Centex Corp.	4,700	51,418
Charles Schwab Corp.	5,900	109,032
CME Group, Inc.	800	177,080
Cummins, Inc.	4,600	156,400
D.R. Horton, Inc.	8,800	114,840
Danaher Corp.	2,800	163,632
Deere & Co.	2,300	94,898
eHealth, Inc. (a)	6,100	117,059
Expedia, Inc. (a)	13,050	177,611
First Solar, Inc. (a)	300	56,187
Goldman Sachs Group, Inc.	400	51,400
Google, Inc. Class A (sub. vtg.) (a)	880	348,454
Hess Corp.	2,900	158,891
Hewlett-Packard Co.	4,600	165,508
Illumina, Inc. (a)	1,700	63,495
Johnson & Johnson	4,400	230,384
JPMorgan Chase & Co.	8,700	287,100
Juniper Networks, Inc. (a)	10,000	216,500
Landstar System, Inc.	8,500	302,685
Common Stocks - continued
	Shares	Value
United States of America - continued
Lockheed Martin Corp.	1,100	$ 86,383
Masco Corp.	11,300	100,118
Medco Health Solutions, Inc. (a)	2,000	87,100
Meritage Homes Corp. (a)	4,500	93,645
Mohawk Industries, Inc. (a)	2,600	123,006
Morgan Stanley	2,300	54,372
National Oilwell Varco, Inc. (a)	3,800	115,064
Noble Energy, Inc.	5,430	308,153
Norfolk Southern Corp.	2,100	74,928
NYSE Euronext	2,300	53,291
Optimer Pharmaceuticals, Inc. (a)	6,700	93,599
Philip Morris International, Inc.	7,700	278,740
PNC Financial Services Group, Inc.	1,700	67,490
Polo Ralph Lauren Corp. Class A	1,900	102,296
QUALCOMM, Inc.	5,300	224,296
Quicksilver Gas Services LP	6,400	87,040
Southwestern Energy Co. (a)	10,250	367,559
SunTrust Banks, Inc.	3,700	53,428
Texas Instruments, Inc.	7,200	130,032
The Coca-Cola Co.	4,900	210,945
The Walt Disney Co.	8,300	181,770
United States Steel Corp.	2,600	69,030
VCA Antech, Inc. (a)	10,100	252,702
Visa, Inc.	2,700	175,392
Wells Fargo & Co.	3,600	72,036
Wynn Resorts Ltd. (a)	1,100	43,153
TOTAL UNITED STATES OF AMERICA		7,784,687
TOTAL COMMON STOCKS (Cost $17,234,009)		17,497,548
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
United States of America - 0.3%
Citigroup, Inc. Series T, 6.50%	1,600	50,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.6%
Italy - 0.6%
Fiat SpA (Risparmio Shares)	9,400	$ 56,755
Telecom Italia SpA (Risparmio Shares)	73,400	65,556
TOTAL ITALY		122,311
TOTAL PREFERRED STOCKS (Cost $158,296)		172,811
Convertible Bonds - 1.9%
	Principal Amount
United States of America - 1.9%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 250,000	177,125
Cogent Communications Group, Inc. 1% 6/15/27	80,000	48,192
SL Green Realty Corp. 3% 3/30/27 (e)	180,000	132,975
TOTAL CONVERTIBLE BONDS (Cost $286,779)		358,292
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	463,584	463,584
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	389,450	389,450
TOTAL MONEY MARKET FUNDS (Cost $853,034)		853,034
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $18,532,118)		18,881,685
NET OTHER ASSETS - (1.6)%		(297,655)
NET ASSETS - 100%		$ 18,584,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,975 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,756
Fidelity Securities Lending Cash Central Fund	14,009
Total	$ 16,765
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,881,685	$ 13,119,655	$ 5,762,030	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $9,459,490 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $387,892) - See accompanying schedule: Unaffiliated issuers (cost $17,679,084)	$ 18,028,651
Fidelity Central Funds (cost $853,034)	853,034
Total Investments (cost $18,532,118)		$ 18,881,685
Receivable for investments sold		588,846
Receivable for fund shares sold		12,712
Dividends receivable		59,784
Interest receivable		3,616
Distributions receivable from Fidelity Central Funds		2,046
Prepaid expenses		163
Receivable from investment adviser for expense reductions		7,439
Other receivables		13,632
Total assets		19,569,923

Liabilities
Payable for investments purchased	$ 539,694
Payable for fund shares redeemed	6,965
Accrued management fee	8,591
Distribution fees payable	7,644
Other affiliated payables	5,058
Other payables and accrued expenses	28,491
Collateral on securities loaned, at value	389,450
Total liabilities		985,893

Net Assets		$ 18,584,030
Net Assets consist of:
Paid in capital		$ 34,601,188
Undistributed net investment income		43,195
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,402,933)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		342,580
Net Assets		$ 18,584,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,246,930 ÷ 742,628 shares)	$ 7.07

Maximum offering price per share (100/94.25 of $7.07)	$ 7.50
Class T: Net Asset Value and redemption price per share ($8,050,292 ÷ 1,167,503 shares)	$ 6.90

Maximum offering price per share (100/96.50 of $6.90)	$ 7.15
Class B: Net Asset Value and offering price per share ($1,714,419 ÷ 263,064 shares)A	$ 6.52

Class C: Net Asset Value and offering price per share ($2,605,258 ÷ 399,589 shares)A	$ 6.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($967,131 ÷ 133,086 shares)	$ 7.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 181,774
Interest		31,417
Income from Fidelity Central Funds (including $14,009 from security lending)		16,765
		229,956
Less foreign taxes withheld		(9,718)
Total income		220,238

Expenses
Management fee Basic fee	$ 60,711
Performance adjustment	(20,090)
Transfer agent fees	26,721
Distribution fees	43,798
Accounting and security lending fees	5,304
Custodian fees and expenses	28,411
Independent trustees' compensation	66
Registration fees	51,332
Audit	34,023
Legal	53
Miscellaneous	184
Total expenses before reductions	230,513
Expense reductions	(83,092)	147,421
Net investment income (loss)		72,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,688,162)
Foreign currency transactions	(5,211)
Total net realized gain (loss)		(6,693,373)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,457)	6,757,819
Assets and liabilities in foreign currencies	(4,031)
Total change in net unrealized appreciation (depreciation)		6,753,788
Net gain (loss)		60,415
Net increase (decrease) in net assets resulting from operations		$ 133,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,817	$ 43,503
Net realized gain (loss)	(6,693,373)	(9,089,973)
Change in net unrealized appreciation (depreciation)	6,753,788	(12,221,513)
Net increase (decrease) in net assets resulting from operations	133,232	(21,267,983)
Distributions to shareholders from net investment income	(30,546)	-
Distributions to shareholders from net realized gain	-	(5,633,988)
Total distributions	(30,546)	(5,633,988)
Share transactions - net increase (decrease)	(2,307,985)	(1,207,232)
Redemption fees	172	3,644
Total increase (decrease) in net assets	(2,205,127)	(28,105,559)

Net Assets
Beginning of period	20,789,157	48,894,716
End of period (including undistributed net investment income of $43,195 and undistributed net investment income of $924, respectively)	$ 18,584,030	$ 20,789,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.04	.04	.01	.01	.05	(.04)
Net realized and unrealized gain (loss)	.16	(6.74)	2.69	1.20	1.75	1.19
Total from investment operations	.20	(6.70)	2.70	1.21	1.80	1.15
Distributions from net investment income	(.01)	-	-	(.04)	-	-
Distributions from net realized gain	-	(1.80)	(2.15)	(.02)	-	-
Total distributions	(.01)	(1.80)	(2.15)	(.06)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 7.07	$ 6.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88
Total Return B, C, D	2.98%	(48.99)%	20.55%	8.86%	15.15%	10.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.45% A	1.90%	1.81%	1.69%	1.76%	1.97%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.56%	1.75%
Expenses net of all reductions	1.47% A	1.41%	1.45%	1.46%	1.54%	1.72%
Net investment income (loss)	1.13% A	.38%	.06%	.06%	.39%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,247	$ 6,904	$ 14,000	$ 10,956	$ 10,101	$ 8,450
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.72	$ 15.05	$ 14.59	$ 13.46	$ 11.71	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.01	(.03)	(.03)	.02	(.07)
Net realized and unrealized gain (loss)	.16	(6.59)	2.64	1.19	1.73	1.17
Total from investment operations	.19	(6.58)	2.61	1.16	1.75	1.10
Distributions from net investment income	(.01)	-	-	(.01)	-	-
Distributions from net realized gain	-	(1.75)	(2.15)	(.02)	-	-
Total distributions	(.01)	(1.75)	(2.15)	(.03)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.90	$ 6.72	$ 15.05	$ 14.59	$ 13.46	$ 11.71
Total Return B, C, D	2.87%	(49.12)%	20.24%	8.62%	14.94%	10.37%
Ratios to Average Net Assets F, H
Expenses before reductions	2.73% A	2.17%	2.08%	1.99%	2.09%	2.39%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.81%	2.00%
Expenses net of all reductions	1.73% A	1.66%	1.71%	1.71%	1.79%	1.97%
Net investment income (loss)	.87% A	.13%	(.19)%	(.19)%	.14%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,050	$ 8,104	$ 22,039	$ 26,780	$ 28,786	$ 20,966
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 14.34	$ 14.06	$ 13.01	$ 11.38	$ 10.36
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.09)	(.10)	(.04)	(.12)
Net realized and unrealized gain (loss)	.15	(6.25)	2.52	1.15	1.67	1.14
Total from investment operations	.16	(6.29)	2.43	1.05	1.63	1.02
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(1.68)	(2.15)	-	-	-
Total distributions	(.01)	(1.68)	(2.15)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.52	$ 6.37	$ 14.34	$ 14.06	$ 13.01	$ 11.38
Total Return B, C, D	2.48%	(49.33)%	19.65%	8.07%	14.32%	9.85%
Ratios to Average Net Assets F, H
Expenses before reductions	3.20% A	2.66%	2.57%	2.52%	2.61%	3.00%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.22% A	2.16%	2.20%	2.22%	2.29%	2.47%
Net investment income (loss)	.38% A	(.37)%	(.69)%	(.69)%	(.36)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,714	$ 1,918	$ 5,029	$ 5,788	$ 6,464	$ 5,575
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 14.36	$ 14.08	$ 13.02	$ 11.39	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.09)	(.10)	(.05)	(.12)
Net realized and unrealized gain (loss)	.15	(6.26)	2.52	1.16	1.68	1.13
Total from investment operations	.16	(6.30)	2.43	1.06	1.63	1.01
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(1.69)	(2.15)	-	-	-
Total distributions	(.01)	(1.69)	(2.15)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.52	$ 6.37	$ 14.36	$ 14.08	$ 13.02	$ 11.39
Total Return B, C, D	2.48%	(49.35)%	19.62%	8.14%	14.31%	9.73%
Ratios to Average Net Assets F, H
Expenses before reductions	3.20% A	2.63%	2.57%	2.50%	2.59%	2.87%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.22% A	2.16%	2.20%	2.21%	2.29%	2.47%
Net investment income (loss)	.38% A	(.37)%	(.69)%	(.69)%	(.36)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,605	$ 2,697	$ 5,352	$ 5,348	$ 5,396	$ 3,959
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.07	$ 15.76	$ 15.11	$ 13.93	$ 12.06	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.04	.07	.05	.05	.09	(.01)
Net realized and unrealized gain (loss)	.18	(6.93)	2.75	1.22	1.78	1.19
Total from investment operations	.22	(6.86)	2.80	1.27	1.87	1.18
Distributions from net investment income	(.02)	-	-	(.07)	-	-
Distributions from net realized gain	-	(1.83)	(2.15)	(.02)	-	-
Total distributions	(.02)	(1.83)	(2.15)	(.09)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.27	$ 7.07	$ 15.76	$ 15.11	$ 13.93	$ 12.06
Total Return B, C	3.10%	(48.89)%	20.88%	9.15%	15.51%	10.85%
Ratios to Average Net Assets E, G
Expenses before reductions	2.18% A	1.51%	1.43%	1.29%	1.42%	1.55%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.31%	1.50%
Expenses net of all reductions	1.22% A	1.16%	1.20%	1.21%	1.29%	1.47%
Net investment income (loss)	1.38% A	.63%	.31%	.31%	.64%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 1,166	$ 2,476	$ 2,464	$ 1,800	$ 1,187
Portfolio turnover rate F	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,081,838
Unrealized depreciation	(2,636,827)
Net unrealized appreciation (depreciation)	$ (554,989)
Cost for federal income tax purposes	$ 19,436,674

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,934,283 and $19,044,678, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,129	$ 458
Class T	.25%	.25%	17,758	134
Class B	.75%	.25%	8,171	6,143
Class C	.75%	.25%	11,740	1,180
			$ 43,798	$ 7,915

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,468
Class T	1,350
Class B*	2,885
Class C*	61
$ 5,764

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,380.30
Class T	12,109.34
Class B	2,489.30
Class C	3,605.31
Institutional Class	1,138.25
	$ 26,721

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $684 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $54 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 23,306
Class T	1.75%	34,585
Class B	2.25%	7,839
Class C	2.25%	11,159
Institutional Class	1.25%	4,299
		$ 81,188

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,904 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 9,964	$ -
Class T	12,905	-
Class B	2,090	-
Class C	2,936	-
Institutional Class	2,651	-
Total	$ 30,546	$ -
From net realized gain
Class A	$ -	$ 1,564,268
Class T	-	2,554,809
Class B	-	579,670
Class C	-	647,099
Institutional Class	-	288,142
Total	$ -	$ 5,633,988

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	78,528	418,198	$ 490,859	$ 4,437,285
Reinvestment of distributions	1,584	119,266	9,506	1,527,791
Shares redeemed	(340,626)	(444,363)	(2,033,655)	(5,018,995)
Net increase (decrease)	(260,514)	93,101	$ (1,533,290)	$ 946,081

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class T
Shares sold	111,100	231,838	$ 673,335	$ 2,533,231
Reinvestment of distributions	2,148	200,342	12,590	2,512,291
Shares redeemed	(151,078)	(690,912)	(907,433)	(7,517,985)
Net increase (decrease)	(37,830)	(258,732)	$ (221,508)	$ (2,472,463)
Class B
Shares sold	23,339	43,331	$ 132,368	$ 444,725
Reinvestment of distributions	341	43,292	1,894	516,478
Shares redeemed	(61,928)	(135,936)	(352,774)	(1,380,376)
Net increase (decrease)	(38,248)	(49,313)	$ (218,512)	$ (419,173)
Class C
Shares sold	33,102	101,121	$ 194,923	$ 1,020,088
Reinvestment of distributions	476	50,878	2,644	606,979
Shares redeemed	(57,393)	(101,263)	(322,756)	(997,298)
Net increase (decrease)	(23,815)	50,736	$ (125,189)	$ 629,769
Institutional Class
Shares sold	19,172	14,690	$ 124,207	$ 163,737
Reinvestment of distributions	221	10,610	1,361	139,410
Shares redeemed	(51,222)	(17,519)	(335,054)	(194,593)
Net increase (decrease)	(31,829)	7,781	$ (209,486)	$ 108,554

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLO-USAN-0609
1.784880.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,029.80	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,028.70	$ 8.80
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,024.80	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,024.80	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,031.00	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Southwestern Energy Co. (United States of America, Oil, Gas & Consumable Fuels)	2.0	2.0
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	1.9	2.1
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.7	1.4
Noble Energy, Inc. (United States of America, Oil, Gas & Consumable Fuels)	1.7	1.6
Landstar System, Inc. (United States of America, Road & Rail)	1.6	2.1
	8.9
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	21.3
Information Technology	13.1	10.1
Energy	12.0	14.4
Industrials	11.7	11.8
Consumer Discretionary	11.0	7.0
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	44.1	45.7
Japan	8.3	5.4
United Kingdom	7.7	7.8
France	5.4	3.6
Canada	4.2	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 95.1%	Stocks 94.0%
Bonds 1.9%	Bonds 2.6%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 3.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 0.7%
CSL Ltd.	2,907	$ 72,753
Woolworths Ltd.	3,347	65,026
TOTAL AUSTRALIA		137,779
Austria - 0.3%
OMV AG	1,600	49,555
Belgium - 0.6%
Anheuser-Busch InBev NV	3,900	119,356
Bermuda - 1.5%
Cooper Industries Ltd. Class A	6,400	209,856
Vostok Nafta Investment Ltd. SDR (a)	24,400	76,799
TOTAL BERMUDA		286,655
Brazil - 1.2%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	7,200	98,856
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	4,700	126,806
TOTAL BRAZIL		225,662
Canada - 4.2%
Addax Petroleum, Inc.	2,300	63,299
Agnico-Eagle Mines Ltd. (Canada)	3,300	145,883
Canadian Natural Resources Ltd.	2,100	96,812
Consolidated Thompson Iron Mines Ltd. (a)	21,300	44,805
First Uranium Corp. (a)	9,300	50,036
Goldcorp, Inc.	6,000	164,023
Sherritt International Corp.	11,200	48,151
Suncor Energy, Inc.	4,400	110,733
Teck Resources Ltd. Class B (sub. vtg.)	5,300	55,654
TOTAL CANADA		779,396
Cayman Islands - 0.5%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	6,400	95,552
China - 0.3%
NetEase.com, Inc. sponsored ADR (a)	1,600	48,288
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	20,200	26,027
Denmark - 0.9%
Danske Bank AS (a)	5,100	55,935
Novo Nordisk AS Series B	2,339	111,286
TOTAL DENMARK		167,221
Common Stocks - continued
	Shares	Value
France - 5.4%
Air France KLM (Reg.)	5,100	$ 56,609
Atos Origin SA	1,622	49,991
AXA SA sponsored ADR	5,600	96,208
BNP Paribas SA	2,100	110,523
Bouygues SA	2,000	85,297
Iliad Group SA	500	52,502
Laurent-Perrier Group	900	52,781
Nexity	1,800	58,047
Pernod Ricard SA	1,046	61,768
Renault SA	1,900	60,907
Saft Groupe SA	2,600	79,557
Sanofi-Aventis sponsored ADR (d)	4,827	138,631
Societe Generale Series A	1,900	97,081
TOTAL FRANCE		999,902
Germany - 2.5%
Daimler AG	2,300	82,110
Deutsche Bank AG (NY Shares)	1,400	73,402
E.ON AG	3,900	130,682
MAN AG	1,100	67,551
Metro AG	1,400	58,914
Q-Cells SE (a)	2,700	57,269
TOTAL GERMANY		469,928
Greece - 0.5%
Public Power Corp. of Greece	4,700	90,577
Hong Kong - 0.4%
CNOOC Ltd.	68,000	75,910
India - 1.1%
Bharti Airtel Ltd. (a)	3,500	53,343
ICICI Bank Ltd. sponsored ADR	2,900	59,827
Reliance Industries Ltd.	2,190	80,267
Rural Electrification Corp. Ltd.	1,056	2,207
TOTAL INDIA		195,644
Ireland - 0.6%
CRH PLC sponsored ADR	4,200	108,024
Israel - 1.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,152	313,901
Common Stocks - continued
	Shares	Value
Italy - 1.0%
Intesa Sanpaolo SpA	25,500	$ 81,218
UniCredit SpA	43,600	106,137
TOTAL ITALY		187,355
Japan - 8.3%
Canon, Inc. sponsored ADR	2,600	78,546
East Japan Railway Co.	1,700	95,818
Honda Motor Co. Ltd. sponsored ADR	3,200	92,992
Japan Retail Fund Investment Corp.	17	59,465
Komatsu Ltd.	4,600	57,406
Mazda Motor Corp.	21,000	52,308
Mitsubishi Corp.	4,400	67,731
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	28,937	156,839
Mitsui & Co. Ltd.	9,800	103,971
Nintendo Co. Ltd. ADR	2,200	74,030
Nomura Holdings, Inc.	11,300	68,208
Ricoh Co. Ltd.	4,000	49,468
ROHM Co. Ltd.	900	55,210
Sharp Corp.	6,000	63,194
SHIMANO, Inc.	1,300	38,470
Shin-Etsu Chemical Co., Ltd.	1,400	68,061
Softbank Corp.	3,900	61,714
Sony Corp. sponsored ADR	3,100	80,166
Sumitomo Mitsui Financial Group, Inc.	1,800	62,442
Suzuki Motor Corp.	2,800	52,824
THK Co. Ltd.	3,500	48,553
Tokyo Ohka Kogyo Co. Ltd.	2,900	49,077
TOTAL JAPAN		1,536,493
Luxembourg - 1.4%
ArcelorMittal SA (NY Shares) Class A	2,900	68,382
Evraz Group SA GDR	5,412	71,168
Millicom International Cellular SA	1,100	53,306
SES SA FDR (France) unit	3,500	63,164
TOTAL LUXEMBOURG		256,020
Netherlands - 0.7%
Gemalto NV (a)	1,537	48,383
Koninklijke Ahold NV	7,600	83,245
TOTAL NETHERLANDS		131,628
Netherlands Antilles - 0.7%
Schlumberger Ltd. (NY Shares)	2,600	127,374
Common Stocks - continued
	Shares	Value
Norway - 1.0%
DnB Nor ASA	9,400	$ 58,499
Renewable Energy Corp. AS (a)(d)	7,600	68,644
Telenor ASA	9,200	57,207
TOTAL NORWAY		184,350
Russia - 0.9%
OAO TMK unit	8,700	61,029
PIK Group GDR (Reg. S) unit (a)	16,400	29,273
Vimpel Communications sponsored ADR	7,700	72,534
TOTAL RUSSIA		162,836
Singapore - 0.3%
Olam International Ltd.	51,000	60,973
South Africa - 0.9%
MTN Group Ltd.	8,200	106,494
Naspers Ltd. Class N	3,000	61,154
TOTAL SOUTH AFRICA		167,648
Spain - 1.9%
EDP Renovaveis SA	6,800	55,430
Gas Natural SDG SA Series E	3,300	52,313
Iberdrola SA	9,600	75,578
Telefonica SA	8,800	166,682
TOTAL SPAIN		350,003
Switzerland - 3.0%
ACE Ltd.	4,000	185,280
Credit Suisse Group sponsored ADR	2,400	91,872
Nestle SA (Reg.)	5,174	168,611
UBS AG (NY Shares)	7,800	106,392
TOTAL SWITZERLAND		552,155
Taiwan - 2.0%
HTC Corp.	5,000	67,685
MediaTek, Inc.	6,000	62,379
Taiwan Semiconductor Manufacturing Co. Ltd.	51,000	86,274
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,000	158,550
TOTAL TAIWAN		374,888
United Kingdom - 7.7%
AstraZeneca PLC sponsored ADR	3,800	132,886
Barclays PLC Sponsored ADR (d)	7,600	121,676
BG Group PLC	8,300	132,484
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Airways PLC	21,484	$ 46,504
Cairn Energy PLC (a)	2,500	78,353
HSBC Holdings PLC sponsored ADR	4,600	163,760
Informa PLC	14,100	61,604
Reckitt Benckiser Group PLC	2,300	90,253
Rio Tinto PLC (Reg.)	3,500	142,156
Royal Bank of Scotland Group PLC sponsored ADR	6,300	77,112
Standard Chartered PLC (United Kingdom)	5,100	78,864
Vedanta Resources PLC	3,500	54,726
Vodafone Group PLC sponsored ADR	7,600	139,460
Xstrata PLC	12,700	111,923
TOTAL UNITED KINGDOM		1,431,761
United States of America - 41.9%
Air Products & Chemicals, Inc.	1,500	98,850
Amazon.com, Inc. (a)	2,800	225,456
Apple, Inc. (a)	1,400	176,162
Applied Materials, Inc.	17,500	213,675
Ascent Media Corp. (a)	4,600	118,496
Bank of America Corp.	7,800	69,654
Berkshire Hathaway, Inc. Class B (a)	52	159,380
C.R. Bard, Inc.	1,600	114,608
Capital One Financial Corp.	3,600	60,264
Centex Corp.	4,700	51,418
Charles Schwab Corp.	5,900	109,032
CME Group, Inc.	800	177,080
Cummins, Inc.	4,600	156,400
D.R. Horton, Inc.	8,800	114,840
Danaher Corp.	2,800	163,632
Deere & Co.	2,300	94,898
eHealth, Inc. (a)	6,100	117,059
Expedia, Inc. (a)	13,050	177,611
First Solar, Inc. (a)	300	56,187
Goldman Sachs Group, Inc.	400	51,400
Google, Inc. Class A (sub. vtg.) (a)	880	348,454
Hess Corp.	2,900	158,891
Hewlett-Packard Co.	4,600	165,508
Illumina, Inc. (a)	1,700	63,495
Johnson & Johnson	4,400	230,384
JPMorgan Chase & Co.	8,700	287,100
Juniper Networks, Inc. (a)	10,000	216,500
Landstar System, Inc.	8,500	302,685
Common Stocks - continued
	Shares	Value
United States of America - continued
Lockheed Martin Corp.	1,100	$ 86,383
Masco Corp.	11,300	100,118
Medco Health Solutions, Inc. (a)	2,000	87,100
Meritage Homes Corp. (a)	4,500	93,645
Mohawk Industries, Inc. (a)	2,600	123,006
Morgan Stanley	2,300	54,372
National Oilwell Varco, Inc. (a)	3,800	115,064
Noble Energy, Inc.	5,430	308,153
Norfolk Southern Corp.	2,100	74,928
NYSE Euronext	2,300	53,291
Optimer Pharmaceuticals, Inc. (a)	6,700	93,599
Philip Morris International, Inc.	7,700	278,740
PNC Financial Services Group, Inc.	1,700	67,490
Polo Ralph Lauren Corp. Class A	1,900	102,296
QUALCOMM, Inc.	5,300	224,296
Quicksilver Gas Services LP	6,400	87,040
Southwestern Energy Co. (a)	10,250	367,559
SunTrust Banks, Inc.	3,700	53,428
Texas Instruments, Inc.	7,200	130,032
The Coca-Cola Co.	4,900	210,945
The Walt Disney Co.	8,300	181,770
United States Steel Corp.	2,600	69,030
VCA Antech, Inc. (a)	10,100	252,702
Visa, Inc.	2,700	175,392
Wells Fargo & Co.	3,600	72,036
Wynn Resorts Ltd. (a)	1,100	43,153
TOTAL UNITED STATES OF AMERICA		7,784,687
TOTAL COMMON STOCKS (Cost $17,234,009)		17,497,548
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
United States of America - 0.3%
Citigroup, Inc. Series T, 6.50%	1,600	50,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.6%
Italy - 0.6%
Fiat SpA (Risparmio Shares)	9,400	$ 56,755
Telecom Italia SpA (Risparmio Shares)	73,400	65,556
TOTAL ITALY		122,311
TOTAL PREFERRED STOCKS (Cost $158,296)		172,811
Convertible Bonds - 1.9%
	Principal Amount
United States of America - 1.9%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 250,000	177,125
Cogent Communications Group, Inc. 1% 6/15/27	80,000	48,192
SL Green Realty Corp. 3% 3/30/27 (e)	180,000	132,975
TOTAL CONVERTIBLE BONDS (Cost $286,779)		358,292
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	463,584	463,584
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	389,450	389,450
TOTAL MONEY MARKET FUNDS (Cost $853,034)		853,034
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $18,532,118)		18,881,685
NET OTHER ASSETS - (1.6)%		(297,655)
NET ASSETS - 100%		$ 18,584,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,975 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,756
Fidelity Securities Lending Cash Central Fund	14,009
Total	$ 16,765
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,881,685	$ 13,119,655	$ 5,762,030	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $9,459,490 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $387,892) - See accompanying schedule: Unaffiliated issuers (cost $17,679,084)	$ 18,028,651
Fidelity Central Funds (cost $853,034)	853,034
Total Investments (cost $18,532,118)		$ 18,881,685
Receivable for investments sold		588,846
Receivable for fund shares sold		12,712
Dividends receivable		59,784
Interest receivable		3,616
Distributions receivable from Fidelity Central Funds		2,046
Prepaid expenses		163
Receivable from investment adviser for expense reductions		7,439
Other receivables		13,632
Total assets		19,569,923

Liabilities
Payable for investments purchased	$ 539,694
Payable for fund shares redeemed	6,965
Accrued management fee	8,591
Distribution fees payable	7,644
Other affiliated payables	5,058
Other payables and accrued expenses	28,491
Collateral on securities loaned, at value	389,450
Total liabilities		985,893

Net Assets		$ 18,584,030
Net Assets consist of:
Paid in capital		$ 34,601,188
Undistributed net investment income		43,195
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,402,933)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		342,580
Net Assets		$ 18,584,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,246,930 ÷ 742,628 shares)	$ 7.07

Maximum offering price per share (100/94.25 of $7.07)	$ 7.50
Class T: Net Asset Value and redemption price per share ($8,050,292 ÷ 1,167,503 shares)	$ 6.90

Maximum offering price per share (100/96.50 of $6.90)	$ 7.15
Class B: Net Asset Value and offering price per share ($1,714,419 ÷ 263,064 shares)A	$ 6.52

Class C: Net Asset Value and offering price per share ($2,605,258 ÷ 399,589 shares)A	$ 6.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($967,131 ÷ 133,086 shares)	$ 7.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 181,774
Interest		31,417
Income from Fidelity Central Funds (including $14,009 from security lending)		16,765
		229,956
Less foreign taxes withheld		(9,718)
Total income		220,238

Expenses
Management fee Basic fee	$ 60,711
Performance adjustment	(20,090)
Transfer agent fees	26,721
Distribution fees	43,798
Accounting and security lending fees	5,304
Custodian fees and expenses	28,411
Independent trustees' compensation	66
Registration fees	51,332
Audit	34,023
Legal	53
Miscellaneous	184
Total expenses before reductions	230,513
Expense reductions	(83,092)	147,421
Net investment income (loss)		72,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,688,162)
Foreign currency transactions	(5,211)
Total net realized gain (loss)		(6,693,373)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,457)	6,757,819
Assets and liabilities in foreign currencies	(4,031)
Total change in net unrealized appreciation (depreciation)		6,753,788
Net gain (loss)		60,415
Net increase (decrease) in net assets resulting from operations		$ 133,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,817	$ 43,503
Net realized gain (loss)	(6,693,373)	(9,089,973)
Change in net unrealized appreciation (depreciation)	6,753,788	(12,221,513)
Net increase (decrease) in net assets resulting from operations	133,232	(21,267,983)
Distributions to shareholders from net investment income	(30,546)	-
Distributions to shareholders from net realized gain	-	(5,633,988)
Total distributions	(30,546)	(5,633,988)
Share transactions - net increase (decrease)	(2,307,985)	(1,207,232)
Redemption fees	172	3,644
Total increase (decrease) in net assets	(2,205,127)	(28,105,559)

Net Assets
Beginning of period	20,789,157	48,894,716
End of period (including undistributed net investment income of $43,195 and undistributed net investment income of $924, respectively)	$ 18,584,030	$ 20,789,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.04	.04	.01	.01	.05	(.04)
Net realized and unrealized gain (loss)	.16	(6.74)	2.69	1.20	1.75	1.19
Total from investment operations	.20	(6.70)	2.70	1.21	1.80	1.15
Distributions from net investment income	(.01)	-	-	(.04)	-	-
Distributions from net realized gain	-	(1.80)	(2.15)	(.02)	-	-
Total distributions	(.01)	(1.80)	(2.15)	(.06)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 7.07	$ 6.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88
Total Return B, C, D	2.98%	(48.99)%	20.55%	8.86%	15.15%	10.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.45% A	1.90%	1.81%	1.69%	1.76%	1.97%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.56%	1.75%
Expenses net of all reductions	1.47% A	1.41%	1.45%	1.46%	1.54%	1.72%
Net investment income (loss)	1.13% A	.38%	.06%	.06%	.39%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,247	$ 6,904	$ 14,000	$ 10,956	$ 10,101	$ 8,450
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.72	$ 15.05	$ 14.59	$ 13.46	$ 11.71	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.01	(.03)	(.03)	.02	(.07)
Net realized and unrealized gain (loss)	.16	(6.59)	2.64	1.19	1.73	1.17
Total from investment operations	.19	(6.58)	2.61	1.16	1.75	1.10
Distributions from net investment income	(.01)	-	-	(.01)	-	-
Distributions from net realized gain	-	(1.75)	(2.15)	(.02)	-	-
Total distributions	(.01)	(1.75)	(2.15)	(.03)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.90	$ 6.72	$ 15.05	$ 14.59	$ 13.46	$ 11.71
Total Return B, C, D	2.87%	(49.12)%	20.24%	8.62%	14.94%	10.37%
Ratios to Average Net Assets F, H
Expenses before reductions	2.73% A	2.17%	2.08%	1.99%	2.09%	2.39%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.81%	2.00%
Expenses net of all reductions	1.73% A	1.66%	1.71%	1.71%	1.79%	1.97%
Net investment income (loss)	.87% A	.13%	(.19)%	(.19)%	.14%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,050	$ 8,104	$ 22,039	$ 26,780	$ 28,786	$ 20,966
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 14.34	$ 14.06	$ 13.01	$ 11.38	$ 10.36
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.09)	(.10)	(.04)	(.12)
Net realized and unrealized gain (loss)	.15	(6.25)	2.52	1.15	1.67	1.14
Total from investment operations	.16	(6.29)	2.43	1.05	1.63	1.02
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(1.68)	(2.15)	-	-	-
Total distributions	(.01)	(1.68)	(2.15)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.52	$ 6.37	$ 14.34	$ 14.06	$ 13.01	$ 11.38
Total Return B, C, D	2.48%	(49.33)%	19.65%	8.07%	14.32%	9.85%
Ratios to Average Net Assets F, H
Expenses before reductions	3.20% A	2.66%	2.57%	2.52%	2.61%	3.00%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.22% A	2.16%	2.20%	2.22%	2.29%	2.47%
Net investment income (loss)	.38% A	(.37)%	(.69)%	(.69)%	(.36)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,714	$ 1,918	$ 5,029	$ 5,788	$ 6,464	$ 5,575
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 14.36	$ 14.08	$ 13.02	$ 11.39	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.09)	(.10)	(.05)	(.12)
Net realized and unrealized gain (loss)	.15	(6.26)	2.52	1.16	1.68	1.13
Total from investment operations	.16	(6.30)	2.43	1.06	1.63	1.01
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(1.69)	(2.15)	-	-	-
Total distributions	(.01)	(1.69)	(2.15)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.52	$ 6.37	$ 14.36	$ 14.08	$ 13.02	$ 11.39
Total Return B, C, D	2.48%	(49.35)%	19.62%	8.14%	14.31%	9.73%
Ratios to Average Net Assets F, H
Expenses before reductions	3.20% A	2.63%	2.57%	2.50%	2.59%	2.87%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.22% A	2.16%	2.20%	2.21%	2.29%	2.47%
Net investment income (loss)	.38% A	(.37)%	(.69)%	(.69)%	(.36)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,605	$ 2,697	$ 5,352	$ 5,348	$ 5,396	$ 3,959
Portfolio turnover rate G	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.07	$ 15.76	$ 15.11	$ 13.93	$ 12.06	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.04	.07	.05	.05	.09	(.01)
Net realized and unrealized gain (loss)	.18	(6.93)	2.75	1.22	1.78	1.19
Total from investment operations	.22	(6.86)	2.80	1.27	1.87	1.18
Distributions from net investment income	(.02)	-	-	(.07)	-	-
Distributions from net realized gain	-	(1.83)	(2.15)	(.02)	-	-
Total distributions	(.02)	(1.83)	(2.15)	(.09)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.27	$ 7.07	$ 15.76	$ 15.11	$ 13.93	$ 12.06
Total Return B, C	3.10%	(48.89)%	20.88%	9.15%	15.51%	10.85%
Ratios to Average Net Assets E, G
Expenses before reductions	2.18% A	1.51%	1.43%	1.29%	1.42%	1.55%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.31%	1.50%
Expenses net of all reductions	1.22% A	1.16%	1.20%	1.21%	1.29%	1.47%
Net investment income (loss)	1.38% A	.63%	.31%	.31%	.64%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 1,166	$ 2,476	$ 2,464	$ 1,800	$ 1,187
Portfolio turnover rate F	202% A	257%	102%	251%	52%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,081,838
Unrealized depreciation	(2,636,827)
Net unrealized appreciation (depreciation)	$ (554,989)
Cost for federal income tax purposes	$ 19,436,674

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,934,283 and $19,044,678, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,129	$ 458
Class T	.25%	.25%	17,758	134
Class B	.75%	.25%	8,171	6,143
Class C	.75%	.25%	11,740	1,180
			$ 43,798	$ 7,915

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,468
Class T	1,350
Class B*	2,885
Class C*	61
$ 5,764

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,380.30
Class T	12,109.34
Class B	2,489.30
Class C	3,605.31
Institutional Class	1,138.25
	$ 26,721

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $684 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $54 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 23,306
Class T	1.75%	34,585
Class B	2.25%	7,839
Class C	2.25%	11,159
Institutional Class	1.25%	4,299
		$ 81,188

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,904 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 9,964	$ -
Class T	12,905	-
Class B	2,090	-
Class C	2,936	-
Institutional Class	2,651	-
Total	$ 30,546	$ -
From net realized gain
Class A	$ -	$ 1,564,268
Class T	-	2,554,809
Class B	-	579,670
Class C	-	647,099
Institutional Class	-	288,142
Total	$ -	$ 5,633,988

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	78,528	418,198	$ 490,859	$ 4,437,285
Reinvestment of distributions	1,584	119,266	9,506	1,527,791
Shares redeemed	(340,626)	(444,363)	(2,033,655)	(5,018,995)
Net increase (decrease)	(260,514)	93,101	$ (1,533,290)	$ 946,081

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class T
Shares sold	111,100	231,838	$ 673,335	$ 2,533,231
Reinvestment of distributions	2,148	200,342	12,590	2,512,291
Shares redeemed	(151,078)	(690,912)	(907,433)	(7,517,985)
Net increase (decrease)	(37,830)	(258,732)	$ (221,508)	$ (2,472,463)
Class B
Shares sold	23,339	43,331	$ 132,368	$ 444,725
Reinvestment of distributions	341	43,292	1,894	516,478
Shares redeemed	(61,928)	(135,936)	(352,774)	(1,380,376)
Net increase (decrease)	(38,248)	(49,313)	$ (218,512)	$ (419,173)
Class C
Shares sold	33,102	101,121	$ 194,923	$ 1,020,088
Reinvestment of distributions	476	50,878	2,644	606,979
Shares redeemed	(57,393)	(101,263)	(322,756)	(997,298)
Net increase (decrease)	(23,815)	50,736	$ (125,189)	$ 629,769
Institutional Class
Shares sold	19,172	14,690	$ 124,207	$ 163,737
Reinvestment of distributions	221	10,610	1,361	139,410
Shares redeemed	(51,222)	(17,519)	(335,054)	(194,593)
Net increase (decrease)	(31,829)	7,781	$ (209,486)	$ 108,554

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLOI-USAN-0609
1.784881.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.10%
Actual		$ 1,000.00	$ 1,073.70	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.36%
Actual		$ 1,000.00	$ 1,072.80	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,070.30	$ 9.50
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,068.50	$ 9.49
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,074.30	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.7	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.6	2.4
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (Japan, Commercial Banks)	1.6	1.6
Rio Tinto PLC (Reg.) (United Kingdom, Metals & Mining)	1.4	0.0
	8.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	24.6
Materials	11.8	11.2
Consumer Discretionary	10.9	3.1
Industrials	9.9	12.9
Energy	8.8	11.9
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	15.2	10.7
United Kingdom	14.2	15.5
France	9.9	7.2
United States of America	9.7	7.9
Canada	6.1	7.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 97.0%	Stocks 96.6%
Bonds 0.0%	Bonds 1.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 2.3%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 1.3%
CSL Ltd.	34,583	$ 865,501
Woolworths Ltd.	39,809	773,414
TOTAL AUSTRALIA		1,638,915
Austria - 0.5%
OMV AG	19,500	603,952
Belgium - 1.2%
Anheuser-Busch InBev NV (d)	48,000	1,468,997
Bermuda - 0.7%
Vostok Nafta Investment Ltd. SDR (a)	292,700	921,268
Brazil - 2.2%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	88,700	1,217,851
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	58,600	1,581,028
TOTAL BRAZIL		2,798,879
Canada - 6.1%
Addax Petroleum, Inc.	27,300	751,336
Agnico-Eagle Mines Ltd. (Canada)	18,700	826,671
Canadian Natural Resources Ltd.	26,100	1,203,236
Consolidated Thompson Iron Mines Ltd. (a)	263,900	555,113
First Uranium Corp. (a)	115,000	618,730
Goldcorp, Inc.	37,800	1,033,343
Sherritt International Corp.	138,200	594,147
Suncor Energy, Inc.	54,000	1,358,994
Teck Resources Ltd. Class B (sub. vtg.)	65,800	690,948
TOTAL CANADA		7,632,518
Cayman Islands - 0.9%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	77,700	1,160,061
China - 0.5%
NetEase.com, Inc. sponsored ADR (a)	19,400	585,492
Cyprus - 0.3%
AFI Development PLC GDR (Reg. S)	249,000	320,830
Denmark - 1.7%
Danske Bank AS (a)	63,600	697,538
Novo Nordisk AS Series B	29,100	1,384,529
TOTAL DENMARK		2,082,067
France - 9.9%
Air France KLM (Reg.)	62,500	693,737
Common Stocks - continued
	Shares	Value
France - continued
Atos Origin SA	20,061	$ 618,290
AXA SA sponsored ADR	69,000	1,185,420
BNP Paribas SA	26,100	1,373,640
Bouygues SA (d)	25,000	1,066,214
Iliad Group SA	6,200	651,031
Laurent-Perrier Group	11,400	668,562
Nexity	21,700	699,791
Pernod Ricard SA	12,800	755,858
Renault SA	23,600	756,527
Saft Groupe SA	32,700	1,000,579
Sanofi-Aventis sponsored ADR (d)	59,408	1,706,198
Societe Generale Series A	23,200	1,185,404
TOTAL FRANCE		12,361,251
Germany - 4.7%
Daimler AG	29,200	1,042,440
Deutsche Bank AG (NY Shares)	17,400	912,282
E.ON AG (d)	49,200	1,648,610
MAN AG	13,400	822,896
Metro AG (d)	16,600	698,552
Q-Cells SE (a)(d)	32,600	691,466
TOTAL GERMANY		5,816,246
Greece - 0.9%
Public Power Corp. of Greece	58,300	1,123,534
Hong Kong - 0.8%
CNOOC Ltd.	839,000	936,592
India - 1.9%
Bharti Airtel Ltd. (a)	41,986	639,907
ICICI Bank Ltd. sponsored ADR	35,300	728,239
Reliance Industries Ltd.	27,381	1,003,562
Rural Electrification Corp. Ltd.	15,167	31,700
TOTAL INDIA		2,403,408
Ireland - 1.1%
CRH PLC sponsored ADR (d)	51,200	1,316,864
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,900	1,663,431
Common Stocks - continued
	Shares	Value
Italy - 1.9%
Intesa Sanpaolo SpA	315,300	$ 1,004,236
UniCredit SpA	544,100	1,324,518
TOTAL ITALY		2,328,754
Japan - 15.2%
Canon, Inc. sponsored ADR	31,900	963,699
East Japan Railway Co.	20,500	1,155,454
Honda Motor Co. Ltd. sponsored ADR	40,000	1,162,400
Japan Retail Fund Investment Corp.	216	755,561
Komatsu Ltd.	56,400	703,844
Mazda Motor Corp.	262,000	652,603
Mitsubishi Corp.	54,800	843,556
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	357,200	1,936,024
Mitsui & Co. Ltd.	120,800	1,281,598
Nintendo Co. Ltd. ADR	27,900	938,835
Nomura Holdings, Inc.	134,500	811,853
Ricoh Co. Ltd.	48,000	593,617
ROHM Co. Ltd.	11,300	693,188
Sharp Corp.	73,000	768,866
SHIMANO, Inc.	16,300	482,352
Shin-Etsu Chemical Co., Ltd.	17,000	826,457
Softbank Corp.	48,100	761,134
Sony Corp. sponsored ADR (d)	38,800	1,003,368
Sumitomo Mitsui Financial Group, Inc.	21,200	735,427
Suzuki Motor Corp.	34,800	656,525
THK Co. Ltd.	43,200	599,279
Tokyo Ohka Kogyo Co. Ltd.	35,800	605,844
TOTAL JAPAN		18,931,484
Luxembourg - 2.5%
ArcelorMittal SA (NY Shares) Class A	36,300	855,954
Evraz Group SA GDR	64,200	844,230
Millicom International Cellular SA	13,700	663,902
SES SA FDR (France) unit	41,200	743,535
TOTAL LUXEMBOURG		3,107,621
Netherlands - 1.3%
Gemalto NV (a)	18,763	590,640
Koninklijke Ahold NV	94,800	1,038,366
TOTAL NETHERLANDS		1,629,006
Norway - 1.8%
DnB Nor ASA	116,300	723,770
Common Stocks - continued
	Shares	Value
Norway - continued
Renewable Energy Corp. AS (a)(d)	94,400	$ 852,631
Telenor ASA	113,700	707,004
TOTAL NORWAY		2,283,405
Russia - 1.6%
OAO TMK unit	107,550	754,442
PIK Group GDR (Reg. S) unit (a)	202,500	361,454
Vimpel Communications sponsored ADR	96,100	905,262
TOTAL RUSSIA		2,021,158
Singapore - 0.6%
Olam International Ltd.	608,000	726,890
South Africa - 1.7%
MTN Group Ltd.	102,100	1,325,975
Naspers Ltd. Class N	36,400	742,002
TOTAL SOUTH AFRICA		2,067,977
Spain - 3.5%
EDP Renovaveis SA	83,700	682,280
Gas Natural SDG SA Series E	40,800	646,778
Iberdrola SA	118,500	932,918
Telefonica SA	109,100	2,066,476
TOTAL SPAIN		4,328,452
Switzerland - 3.6%
Credit Suisse Group sponsored ADR	30,000	1,148,400
Nestle SA (Reg.) (d)	63,852	2,080,818
UBS AG (NY Shares)	96,400	1,314,896
TOTAL SWITZERLAND		4,544,114
Taiwan - 2.1%
HTC Corp.	55,000	744,532
MediaTek, Inc.	73,000	758,941
Taiwan Semiconductor Manufacturing Co. Ltd.	646,000	1,092,808
TOTAL TAIWAN		2,596,281
United Kingdom - 14.2%
AstraZeneca PLC sponsored ADR	46,900	1,640,093
Barclays PLC Sponsored ADR (d)	93,900	1,503,339
BG Group PLC	106,400	1,698,345
British Airways PLC	264,716	572,998
Cairn Energy PLC (a)	30,800	965,309
HSBC Holdings PLC sponsored ADR	56,500	2,011,400
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	168,600	$ 736,626
Reckitt Benckiser Group PLC	28,500	1,118,353
Rio Tinto PLC (Reg.)	43,300	1,758,678
Royal Bank of Scotland Group PLC sponsored ADR	78,000	954,720
Standard Chartered PLC (United Kingdom)	63,100	975,747
Vedanta Resources PLC	43,000	672,351
Vodafone Group PLC sponsored ADR	94,100	1,726,735
Xstrata PLC	156,500	1,379,212
TOTAL UNITED KINGDOM		17,713,906
United States of America - 9.2%
Bank of America Corp.	97,000	866,210
Capital One Financial Corp.	44,500	744,930
Centex Corp.	60,400	660,776
D.R. Horton, Inc.	106,300	1,387,215
First Solar, Inc. (a)	4,200	786,618
Goldman Sachs Group, Inc.	4,900	629,650
JPMorgan Chase & Co.	20,100	663,300
Meritage Homes Corp. (a)(d)	55,200	1,148,712
Morgan Stanley	28,400	671,376
NYSE Euronext	28,600	662,662
PNC Financial Services Group, Inc.	21,100	837,670
SunTrust Banks, Inc.	45,500	657,020
United States Steel Corp.	32,100	852,255
Wells Fargo & Co.	44,200	884,442
TOTAL UNITED STATES OF AMERICA		11,452,836
TOTAL COMMON STOCKS (Cost $113,834,678)		118,566,189
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Citigroup, Inc. Series T, 6.50%	20,300	640,719
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.3%
Italy - 1.3%
Fiat SpA (Risparmio Shares)	116,700	$ 704,610
Telecom Italia SpA (Risparmio Shares)	907,200	810,248
TOTAL ITALY		1,514,858
TOTAL PREFERRED STOCKS (Cost $1,975,731)		2,155,577
Money Market Funds - 12.3%

Fidelity Cash Central Fund, 0.53% (b)	2,514,643	2,514,643
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	12,833,332	12,833,332
TOTAL MONEY MARKET FUNDS (Cost $15,347,975)		15,347,975
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $131,158,384)		136,069,741
NET OTHER ASSETS - (9.3)%		(11,555,556)
NET ASSETS - 100%		$ 124,514,185
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,217
Fidelity Securities Lending Cash Central Fund	205,813
Total	$ 216,030
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 136,069,741	$ 69,471,697	$ 66,598,044	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $100,610,801 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,406,522) - See accompanying schedule: Unaffiliated issuers (cost $115,810,409)	$ 120,721,766
Fidelity Central Funds (cost $15,347,975)	15,347,975
Total Investments (cost $131,158,384)		$ 136,069,741
Receivable for investments sold		5,262,269
Receivable for fund shares sold		42,741
Dividends receivable		666,399
Distributions receivable from Fidelity Central Funds		46,171
Prepaid expenses		1,058
Other receivables		247,711
Total assets		142,336,090

Liabilities
Payable for investments purchased	$ 4,569,213
Payable for fund shares redeemed	253,429
Accrued management fee	40,697
Distribution fees payable	52,655
Other affiliated payables	33,441
Other payables and accrued expenses	39,138
Collateral on securities loaned, at value	12,833,332
Total liabilities		17,821,905

Net Assets		$ 124,514,185
Net Assets consist of:
Paid in capital		$ 286,940,850
Undistributed net investment income		830,482
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(168,125,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,868,563
Net Assets		$ 124,514,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,844,614 ÷ 4,653,106 shares)	$ 6.84

Maximum offering price per share (100/94.25 of $6.84)	$ 7.26
Class T: Net Asset Value and redemption price per share ($61,401,917 ÷ 9,139,000 shares)	$ 6.72

Maximum offering price per share (100/96.50 of $6.72)	$ 6.96
Class B: Net Asset Value and offering price per share ($8,984,409 ÷ 1,436,038 shares)A	$ 6.26

Class C: Net Asset Value and offering price per share ($19,122,458 ÷ 3,054,737 shares)A	$ 6.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,160,787 ÷ 435,972 shares)	$ 7.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 1,625,105
Interest		141,945
Income from Fidelity Central Funds (including $205,813 from security lending)		216,030
		1,983,080
Less foreign taxes withheld		(122,146)
Total income		1,860,934

Expenses
Management fee Basic fee	$ 401,234
Performance adjustment	(247,796)
Transfer agent fees	160,459
Distribution fees	301,246
Accounting and security lending fees	29,669
Custodian fees and expenses	48,424
Independent trustees' compensation	441
Registration fees	41,196
Audit	42,328
Legal	400
Miscellaneous	1,252
Total expenses before reductions	778,853
Expense reductions	(25,992)	752,861
Net investment income (loss)		1,108,073
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(65,772,961)
Foreign currency transactions	(61,743)
Total net realized gain (loss)		(65,834,704)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $77,816)	71,492,794
Assets and liabilities in foreign currencies	(13,428)
Total change in net unrealized appreciation (depreciation)		71,479,366
Net gain (loss)		5,644,662
Net increase (decrease) in net assets resulting from operations		$ 6,752,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,108,073	$ 1,880,054
Net realized gain (loss)	(65,834,704)	(92,152,180)
Change in net unrealized appreciation (depreciation)	71,479,366	(99,360,272)
Net increase (decrease) in net assets resulting from operations	6,752,735	(189,632,398)
Distributions to shareholders from net investment income	(277,591)	(449,119)
Distributions to shareholders from net realized gain	-	(86,586,412)
Total distributions	(277,591)	(87,035,531)
Share transactions - net increase (decrease)	(10,032,034)	(12,610,728)
Redemption fees	1,174	6,208
Total increase (decrease) in net assets	(3,555,716)	(289,272,449)

Net Assets
Beginning of period	128,069,901	417,342,350
End of period (including undistributed net investment income of $830,482 and undistributed net investment income of $0, respectively)	$ 124,514,185	$ 128,069,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 18.64	$ 17.79	$ 17.38	$ 15.40	$ 14.47
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07	.12	.12	.01
Net realized and unrealized gain (loss)	.40	(8.42)	3.81	2.73	1.86	.92
Total from investment operations	.47	(8.31)	3.88	2.85	1.98	.93
Distributions from net investment income	(.02)	(.05)	(.12)	(.20)	-	-
Distributions from net realized gain	-	(3.89)	(2.90)	(2.24)	-	-
Total distributions	(.02)	(3.94)	(3.03) J	(2.44)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.84	$ 6.39	$ 18.64	$ 17.79	$ 17.38	$ 15.40
Total Return B, C, D	7.37%	(55.70)%	24.76%	17.62%	12.86%	6.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.42%	1.47%	1.43%	1.44%	1.48%
Expenses net of fee waivers, if any	1.10% A	1.42%	1.47%	1.43%	1.44%	1.48%
Expenses net of all reductions	1.05% A	1.25%	1.39%	1.32%	1.30%	1.40%
Net investment income (loss)	2.28% A	.95%	.39%	.70%	.71%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,845	$ 35,517	$ 113,579	$ 110,240	$ 113,809	$ 103,606
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.026 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.28	$ 18.38	$ 17.57	$ 17.18	$ 15.26	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.06	.08	.03	.08	.08	(.03)
Net realized and unrealized gain (loss)	.39	(8.28)	3.76	2.70	1.84	.91
Total from investment operations	.45	(8.20)	3.79	2.78	1.92	.88
Distributions from net investment income	(.01)	(.01)	(.07)	(.15)	-	-
Distributions from net realized gain	-	(3.89)	(2.90)	(2.24)	-	-
Total distributions	(.01)	(3.90)	(2.98) J	(2.39)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.72	$ 6.28	$ 18.38	$ 17.57	$ 17.18	$ 15.26
Total Return B, C, D	7.28%	(55.79)%	24.47%	17.38%	12.58%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.65%	1.69%	1.65%	1.67%	1.74%
Expenses net of fee waivers, if any	1.36% A	1.65%	1.69%	1.65%	1.67%	1.74%
Expenses net of all reductions	1.31% A	1.48%	1.61%	1.54%	1.53%	1.66%
Net investment income (loss)	2.02% A	.71%	.18%	.48%	.47%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,402	$ 57,603	$ 179,990	$ 188,320	$ 216,717	$ 216,588
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.977 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.86	$ 17.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94
Income from Investment Operations
Net investment income (loss) E	.04	.02	(.06)	(.02)	(.02)	(.12)
Net realized and unrealized gain (loss)	.37	(7.75)	3.57	2.57	1.78	.88
Total from investment operations	.41	(7.73)	3.51	2.55	1.76	.76
Distributions from net investment income	(.01)	-	-	(.05)	-	-
Distributions from net realized gain	-	(3.77)	(2.87)	(2.24)	-	-
Total distributions	(.01)	(3.77)	(2.87) J	(2.29)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.26	$ 5.86	$ 17.36	$ 16.72	$ 16.46	$ 14.70
Total Return B, C, D	7.03%	(56.02)%	23.85%	16.58%	11.97%	5.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	2.17%	2.24%	2.26%	2.27%	2.35%
Expenses net of fee waivers, if any	1.85% A	2.17%	2.24%	2.25%	2.27%	2.35%
Expenses net of all reductions	1.81% A	2.01%	2.17%	2.14%	2.13%	2.27%
Net investment income (loss)	1.52% A	.19%	(.38)%	(.13)%	(.13)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,984	$ 10,356	$ 40,013	$ 51,661	$ 57,168	$ 59,985
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.869 per share is comprised of distributions from net realized gain of $2.869 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 17.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.04	.02	(.05)	(.01)	- I	(.10)
Net realized and unrealized gain (loss)	.36	(7.75)	3.57	2.60	1.78	.88
Total from investment operations	.40	(7.73)	3.52	2.59	1.78	.78
Distributions from net investment income	(.01)	-	-	(.07)	-	-
Distributions from net realized gain	-	(3.82)	(2.90)	(2.24)	-	-
Total distributions	(.01)	(3.82)	(2.90) J	(2.31)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.26	$ 5.87	$ 17.42	$ 16.80	$ 16.52	$ 14.74
Total Return B, C, D	6.85%	(55.95)%	23.85%	16.75%	12.08%	5.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	2.16%	2.19%	2.16%	2.17%	2.21%
Expenses net of fee waivers, if any	1.85% A	2.16%	2.19%	2.16%	2.17%	2.21%
Expenses net of all reductions	1.81% A	2.00%	2.12%	2.05%	2.04%	2.12%
Net investment income (loss)	1.52% A	.20%	(.33)%	(.03)%	(.03)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,122	$ 20,973	$ 66,298	$ 66,162	$ 67,429	$ 76,412
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.903 per share is comprised of distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.77	$ 19.49	$ 18.46	$ 17.70	$ 15.65	$ 14.70
Income from Investment Operations
Net investment income (loss) D	.08	.16	.13	.20	.16	.05
Net realized and unrealized gain (loss)	.42	(8.88)	3.97	2.80	1.89	.94
Total from investment operations	.50	(8.72)	4.10	3.00	2.05	.99
Distributions from net investment income	(.02)	(.11)	(.17)	-	-	(.04)
Distributions from net realized gain	-	(3.89)	(2.90)	(2.24)	-	-
Total distributions	(.02)	(4.00)	(3.07) I	(2.24)	-	(.04)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.25	$ 6.77	$ 19.49	$ 18.46	$ 17.70	$ 15.65
Total Return B, C	7.43%	(55.51)%	25.16%	18.09%	13.10%	6.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	1.12%	1.14%	1.04%	1.23%	1.21%
Expenses net of fee waivers, if any	.84% A	1.12%	1.14%	1.04%	1.23%	1.21%
Expenses net of all reductions	.80% A	.95%	1.07%	.93%	1.09%	1.13%
Net investment income (loss)	2.53% A	1.24%	.72%	1.08%	.92%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,161	$ 3,620	$ 17,463	$ 24,536	$ 209,278	$ 210,160
Portfolio turnover rate F	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.069 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,324,974
Unrealized depreciation	(18,571,444)
Net unrealized appreciation (depreciation)	$ (2,246,470)
Cost for federal income tax purposes	$ 138,316,211

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $175,776,469 and $185,989,052, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .27% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 36,940	$ 440
Class T	.25%	.25%	131,856	-
Class B	.75%	.25%	43,365	32,650
Class C	.75%	.25%	89,085	3,274
			$ 301,246	$ 36,364

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,837
Class T	2,380
Class B*	8,923
Class C*	329
$ 14,469

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 41,602.28
Class T	76,908.29
Class B	12,400.29
Class C	25,470.29
Institutional Class	4,079.28
	$ 160,459

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,449 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $358 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,912 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,080.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 90,651	$ 287,025
Class T	125,930	77,076
Class B	16,994	-
Class C	34,453	-
Institutional Class	9,563	85,018
Total	$ 277,591	$ 449,119
From net realized gain
Class A	$ -	$ 23,298,138
Class T	-	37,538,694
Class B	-	8,239,219
Class C	-	14,357,087
Institutional Class	-	3,153,274
Total	$ -	$ 86,586,412

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	410,305	1,431,300	$ 2,400,725	$ 17,317,299
Reinvestment of distributions	15,048	1,636,300	84,718	22,086,470
Shares redeemed	(1,326,142)	(3,607,367)	(7,745,078)	(41,159,063)
Net increase (decrease)	(900,789)	(539,767)	$ (5,259,635)	$ (1,755,294)
Class T
Shares sold	1,721,086	1,551,828	$ 10,185,765	$ 17,883,865
Reinvestment of distributions	22,238	2,762,616	122,972	36,709,081
Shares redeemed	(1,772,240)	(4,939,378)	(10,019,547)	(56,071,739)
Net increase (decrease)	(28,916)	(624,934)	$ 289,190	$ (1,478,793)
Class B
Shares sold	61,716	180,465	$ 335,347	$ 2,040,117
Reinvestment of distributions	2,955	561,875	15,248	6,999,729
Shares redeemed	(395,426)	(1,280,800)	(2,102,850)	(14,130,453)
Net increase (decrease)	(330,755)	(538,460)	$ (1,752,255)	$ (5,090,607)
Class C
Shares sold	185,221	410,295	$ 1,006,032	$ 4,723,686
Reinvestment of distributions	5,910	998,851	30,494	12,453,463
Shares redeemed	(712,384)	(1,638,733)	(3,754,614)	(17,110,227)
Net increase (decrease)	(521,253)	(229,587)	$ (2,718,088)	$ 66,922
Institutional Class
Shares sold	25,068	76,928	$ 163,530	$ 984,464
Reinvestment of distributions	1,321	166,560	7,870	2,373,119
Shares redeemed	(125,404)	(604,322)	(762,646)	(7,710,539)
Net increase (decrease)	(99,015)	(360,834)	$ (591,246)	$ (4,352,956)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAP-USAN-0609
1.784890.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.10%
Actual		$ 1,000.00	$ 1,073.70	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.36%
Actual		$ 1,000.00	$ 1,072.80	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,070.30	$ 9.50
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,068.50	$ 9.49
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,074.30	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.7	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.6	2.4
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (Japan, Commercial Banks)	1.6	1.6
Rio Tinto PLC (Reg.) (United Kingdom, Metals & Mining)	1.4	0.0
	8.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	24.6
Materials	11.8	11.2
Consumer Discretionary	10.9	3.1
Industrials	9.9	12.9
Energy	8.8	11.9
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	15.2	10.7
United Kingdom	14.2	15.5
France	9.9	7.2
United States of America	9.7	7.9
Canada	6.1	7.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 97.0%	Stocks 96.6%
Bonds 0.0%	Bonds 1.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 2.3%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 1.3%
CSL Ltd.	34,583	$ 865,501
Woolworths Ltd.	39,809	773,414
TOTAL AUSTRALIA		1,638,915
Austria - 0.5%
OMV AG	19,500	603,952
Belgium - 1.2%
Anheuser-Busch InBev NV (d)	48,000	1,468,997
Bermuda - 0.7%
Vostok Nafta Investment Ltd. SDR (a)	292,700	921,268
Brazil - 2.2%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	88,700	1,217,851
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	58,600	1,581,028
TOTAL BRAZIL		2,798,879
Canada - 6.1%
Addax Petroleum, Inc.	27,300	751,336
Agnico-Eagle Mines Ltd. (Canada)	18,700	826,671
Canadian Natural Resources Ltd.	26,100	1,203,236
Consolidated Thompson Iron Mines Ltd. (a)	263,900	555,113
First Uranium Corp. (a)	115,000	618,730
Goldcorp, Inc.	37,800	1,033,343
Sherritt International Corp.	138,200	594,147
Suncor Energy, Inc.	54,000	1,358,994
Teck Resources Ltd. Class B (sub. vtg.)	65,800	690,948
TOTAL CANADA		7,632,518
Cayman Islands - 0.9%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	77,700	1,160,061
China - 0.5%
NetEase.com, Inc. sponsored ADR (a)	19,400	585,492
Cyprus - 0.3%
AFI Development PLC GDR (Reg. S)	249,000	320,830
Denmark - 1.7%
Danske Bank AS (a)	63,600	697,538
Novo Nordisk AS Series B	29,100	1,384,529
TOTAL DENMARK		2,082,067
France - 9.9%
Air France KLM (Reg.)	62,500	693,737
Common Stocks - continued
	Shares	Value
France - continued
Atos Origin SA	20,061	$ 618,290
AXA SA sponsored ADR	69,000	1,185,420
BNP Paribas SA	26,100	1,373,640
Bouygues SA (d)	25,000	1,066,214
Iliad Group SA	6,200	651,031
Laurent-Perrier Group	11,400	668,562
Nexity	21,700	699,791
Pernod Ricard SA	12,800	755,858
Renault SA	23,600	756,527
Saft Groupe SA	32,700	1,000,579
Sanofi-Aventis sponsored ADR (d)	59,408	1,706,198
Societe Generale Series A	23,200	1,185,404
TOTAL FRANCE		12,361,251
Germany - 4.7%
Daimler AG	29,200	1,042,440
Deutsche Bank AG (NY Shares)	17,400	912,282
E.ON AG (d)	49,200	1,648,610
MAN AG	13,400	822,896
Metro AG (d)	16,600	698,552
Q-Cells SE (a)(d)	32,600	691,466
TOTAL GERMANY		5,816,246
Greece - 0.9%
Public Power Corp. of Greece	58,300	1,123,534
Hong Kong - 0.8%
CNOOC Ltd.	839,000	936,592
India - 1.9%
Bharti Airtel Ltd. (a)	41,986	639,907
ICICI Bank Ltd. sponsored ADR	35,300	728,239
Reliance Industries Ltd.	27,381	1,003,562
Rural Electrification Corp. Ltd.	15,167	31,700
TOTAL INDIA		2,403,408
Ireland - 1.1%
CRH PLC sponsored ADR (d)	51,200	1,316,864
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,900	1,663,431
Common Stocks - continued
	Shares	Value
Italy - 1.9%
Intesa Sanpaolo SpA	315,300	$ 1,004,236
UniCredit SpA	544,100	1,324,518
TOTAL ITALY		2,328,754
Japan - 15.2%
Canon, Inc. sponsored ADR	31,900	963,699
East Japan Railway Co.	20,500	1,155,454
Honda Motor Co. Ltd. sponsored ADR	40,000	1,162,400
Japan Retail Fund Investment Corp.	216	755,561
Komatsu Ltd.	56,400	703,844
Mazda Motor Corp.	262,000	652,603
Mitsubishi Corp.	54,800	843,556
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	357,200	1,936,024
Mitsui & Co. Ltd.	120,800	1,281,598
Nintendo Co. Ltd. ADR	27,900	938,835
Nomura Holdings, Inc.	134,500	811,853
Ricoh Co. Ltd.	48,000	593,617
ROHM Co. Ltd.	11,300	693,188
Sharp Corp.	73,000	768,866
SHIMANO, Inc.	16,300	482,352
Shin-Etsu Chemical Co., Ltd.	17,000	826,457
Softbank Corp.	48,100	761,134
Sony Corp. sponsored ADR (d)	38,800	1,003,368
Sumitomo Mitsui Financial Group, Inc.	21,200	735,427
Suzuki Motor Corp.	34,800	656,525
THK Co. Ltd.	43,200	599,279
Tokyo Ohka Kogyo Co. Ltd.	35,800	605,844
TOTAL JAPAN		18,931,484
Luxembourg - 2.5%
ArcelorMittal SA (NY Shares) Class A	36,300	855,954
Evraz Group SA GDR	64,200	844,230
Millicom International Cellular SA	13,700	663,902
SES SA FDR (France) unit	41,200	743,535
TOTAL LUXEMBOURG		3,107,621
Netherlands - 1.3%
Gemalto NV (a)	18,763	590,640
Koninklijke Ahold NV	94,800	1,038,366
TOTAL NETHERLANDS		1,629,006
Norway - 1.8%
DnB Nor ASA	116,300	723,770
Common Stocks - continued
	Shares	Value
Norway - continued
Renewable Energy Corp. AS (a)(d)	94,400	$ 852,631
Telenor ASA	113,700	707,004
TOTAL NORWAY		2,283,405
Russia - 1.6%
OAO TMK unit	107,550	754,442
PIK Group GDR (Reg. S) unit (a)	202,500	361,454
Vimpel Communications sponsored ADR	96,100	905,262
TOTAL RUSSIA		2,021,158
Singapore - 0.6%
Olam International Ltd.	608,000	726,890
South Africa - 1.7%
MTN Group Ltd.	102,100	1,325,975
Naspers Ltd. Class N	36,400	742,002
TOTAL SOUTH AFRICA		2,067,977
Spain - 3.5%
EDP Renovaveis SA	83,700	682,280
Gas Natural SDG SA Series E	40,800	646,778
Iberdrola SA	118,500	932,918
Telefonica SA	109,100	2,066,476
TOTAL SPAIN		4,328,452
Switzerland - 3.6%
Credit Suisse Group sponsored ADR	30,000	1,148,400
Nestle SA (Reg.) (d)	63,852	2,080,818
UBS AG (NY Shares)	96,400	1,314,896
TOTAL SWITZERLAND		4,544,114
Taiwan - 2.1%
HTC Corp.	55,000	744,532
MediaTek, Inc.	73,000	758,941
Taiwan Semiconductor Manufacturing Co. Ltd.	646,000	1,092,808
TOTAL TAIWAN		2,596,281
United Kingdom - 14.2%
AstraZeneca PLC sponsored ADR	46,900	1,640,093
Barclays PLC Sponsored ADR (d)	93,900	1,503,339
BG Group PLC	106,400	1,698,345
British Airways PLC	264,716	572,998
Cairn Energy PLC (a)	30,800	965,309
HSBC Holdings PLC sponsored ADR	56,500	2,011,400
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	168,600	$ 736,626
Reckitt Benckiser Group PLC	28,500	1,118,353
Rio Tinto PLC (Reg.)	43,300	1,758,678
Royal Bank of Scotland Group PLC sponsored ADR	78,000	954,720
Standard Chartered PLC (United Kingdom)	63,100	975,747
Vedanta Resources PLC	43,000	672,351
Vodafone Group PLC sponsored ADR	94,100	1,726,735
Xstrata PLC	156,500	1,379,212
TOTAL UNITED KINGDOM		17,713,906
United States of America - 9.2%
Bank of America Corp.	97,000	866,210
Capital One Financial Corp.	44,500	744,930
Centex Corp.	60,400	660,776
D.R. Horton, Inc.	106,300	1,387,215
First Solar, Inc. (a)	4,200	786,618
Goldman Sachs Group, Inc.	4,900	629,650
JPMorgan Chase & Co.	20,100	663,300
Meritage Homes Corp. (a)(d)	55,200	1,148,712
Morgan Stanley	28,400	671,376
NYSE Euronext	28,600	662,662
PNC Financial Services Group, Inc.	21,100	837,670
SunTrust Banks, Inc.	45,500	657,020
United States Steel Corp.	32,100	852,255
Wells Fargo & Co.	44,200	884,442
TOTAL UNITED STATES OF AMERICA		11,452,836
TOTAL COMMON STOCKS (Cost $113,834,678)		118,566,189
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Citigroup, Inc. Series T, 6.50%	20,300	640,719
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.3%
Italy - 1.3%
Fiat SpA (Risparmio Shares)	116,700	$ 704,610
Telecom Italia SpA (Risparmio Shares)	907,200	810,248
TOTAL ITALY		1,514,858
TOTAL PREFERRED STOCKS (Cost $1,975,731)		2,155,577
Money Market Funds - 12.3%

Fidelity Cash Central Fund, 0.53% (b)	2,514,643	2,514,643
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	12,833,332	12,833,332
TOTAL MONEY MARKET FUNDS (Cost $15,347,975)		15,347,975
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $131,158,384)		136,069,741
NET OTHER ASSETS - (9.3)%		(11,555,556)
NET ASSETS - 100%		$ 124,514,185
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,217
Fidelity Securities Lending Cash Central Fund	205,813
Total	$ 216,030
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 136,069,741	$ 69,471,697	$ 66,598,044	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $100,610,801 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,406,522) - See accompanying schedule: Unaffiliated issuers (cost $115,810,409)	$ 120,721,766
Fidelity Central Funds (cost $15,347,975)	15,347,975
Total Investments (cost $131,158,384)		$ 136,069,741
Receivable for investments sold		5,262,269
Receivable for fund shares sold		42,741
Dividends receivable		666,399
Distributions receivable from Fidelity Central Funds		46,171
Prepaid expenses		1,058
Other receivables		247,711
Total assets		142,336,090

Liabilities
Payable for investments purchased	$ 4,569,213
Payable for fund shares redeemed	253,429
Accrued management fee	40,697
Distribution fees payable	52,655
Other affiliated payables	33,441
Other payables and accrued expenses	39,138
Collateral on securities loaned, at value	12,833,332
Total liabilities		17,821,905

Net Assets		$ 124,514,185
Net Assets consist of:
Paid in capital		$ 286,940,850
Undistributed net investment income		830,482
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(168,125,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,868,563
Net Assets		$ 124,514,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,844,614 ÷ 4,653,106 shares)	$ 6.84

Maximum offering price per share (100/94.25 of $6.84)	$ 7.26
Class T: Net Asset Value and redemption price per share ($61,401,917 ÷ 9,139,000 shares)	$ 6.72

Maximum offering price per share (100/96.50 of $6.72)	$ 6.96
Class B: Net Asset Value and offering price per share ($8,984,409 ÷ 1,436,038 shares)A	$ 6.26

Class C: Net Asset Value and offering price per share ($19,122,458 ÷ 3,054,737 shares)A	$ 6.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,160,787 ÷ 435,972 shares)	$ 7.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 1,625,105
Interest		141,945
Income from Fidelity Central Funds (including $205,813 from security lending)		216,030
		1,983,080
Less foreign taxes withheld		(122,146)
Total income		1,860,934

Expenses
Management fee Basic fee	$ 401,234
Performance adjustment	(247,796)
Transfer agent fees	160,459
Distribution fees	301,246
Accounting and security lending fees	29,669
Custodian fees and expenses	48,424
Independent trustees' compensation	441
Registration fees	41,196
Audit	42,328
Legal	400
Miscellaneous	1,252
Total expenses before reductions	778,853
Expense reductions	(25,992)	752,861
Net investment income (loss)		1,108,073
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(65,772,961)
Foreign currency transactions	(61,743)
Total net realized gain (loss)		(65,834,704)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $77,816)	71,492,794
Assets and liabilities in foreign currencies	(13,428)
Total change in net unrealized appreciation (depreciation)		71,479,366
Net gain (loss)		5,644,662
Net increase (decrease) in net assets resulting from operations		$ 6,752,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,108,073	$ 1,880,054
Net realized gain (loss)	(65,834,704)	(92,152,180)
Change in net unrealized appreciation (depreciation)	71,479,366	(99,360,272)
Net increase (decrease) in net assets resulting from operations	6,752,735	(189,632,398)
Distributions to shareholders from net investment income	(277,591)	(449,119)
Distributions to shareholders from net realized gain	-	(86,586,412)
Total distributions	(277,591)	(87,035,531)
Share transactions - net increase (decrease)	(10,032,034)	(12,610,728)
Redemption fees	1,174	6,208
Total increase (decrease) in net assets	(3,555,716)	(289,272,449)

Net Assets
Beginning of period	128,069,901	417,342,350
End of period (including undistributed net investment income of $830,482 and undistributed net investment income of $0, respectively)	$ 124,514,185	$ 128,069,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.39	$ 18.64	$ 17.79	$ 17.38	$ 15.40	$ 14.47
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07	.12	.12	.01
Net realized and unrealized gain (loss)	.40	(8.42)	3.81	2.73	1.86	.92
Total from investment operations	.47	(8.31)	3.88	2.85	1.98	.93
Distributions from net investment income	(.02)	(.05)	(.12)	(.20)	-	-
Distributions from net realized gain	-	(3.89)	(2.90)	(2.24)	-	-
Total distributions	(.02)	(3.94)	(3.03) J	(2.44)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.84	$ 6.39	$ 18.64	$ 17.79	$ 17.38	$ 15.40
Total Return B, C, D	7.37%	(55.70)%	24.76%	17.62%	12.86%	6.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.42%	1.47%	1.43%	1.44%	1.48%
Expenses net of fee waivers, if any	1.10% A	1.42%	1.47%	1.43%	1.44%	1.48%
Expenses net of all reductions	1.05% A	1.25%	1.39%	1.32%	1.30%	1.40%
Net investment income (loss)	2.28% A	.95%	.39%	.70%	.71%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,845	$ 35,517	$ 113,579	$ 110,240	$ 113,809	$ 103,606
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.026 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.28	$ 18.38	$ 17.57	$ 17.18	$ 15.26	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.06	.08	.03	.08	.08	(.03)
Net realized and unrealized gain (loss)	.39	(8.28)	3.76	2.70	1.84	.91
Total from investment operations	.45	(8.20)	3.79	2.78	1.92	.88
Distributions from net investment income	(.01)	(.01)	(.07)	(.15)	-	-
Distributions from net realized gain	-	(3.89)	(2.90)	(2.24)	-	-
Total distributions	(.01)	(3.90)	(2.98) J	(2.39)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.72	$ 6.28	$ 18.38	$ 17.57	$ 17.18	$ 15.26
Total Return B, C, D	7.28%	(55.79)%	24.47%	17.38%	12.58%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.65%	1.69%	1.65%	1.67%	1.74%
Expenses net of fee waivers, if any	1.36% A	1.65%	1.69%	1.65%	1.67%	1.74%
Expenses net of all reductions	1.31% A	1.48%	1.61%	1.54%	1.53%	1.66%
Net investment income (loss)	2.02% A	.71%	.18%	.48%	.47%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,402	$ 57,603	$ 179,990	$ 188,320	$ 216,717	$ 216,588
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.977 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.86	$ 17.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94
Income from Investment Operations
Net investment income (loss) E	.04	.02	(.06)	(.02)	(.02)	(.12)
Net realized and unrealized gain (loss)	.37	(7.75)	3.57	2.57	1.78	.88
Total from investment operations	.41	(7.73)	3.51	2.55	1.76	.76
Distributions from net investment income	(.01)	-	-	(.05)	-	-
Distributions from net realized gain	-	(3.77)	(2.87)	(2.24)	-	-
Total distributions	(.01)	(3.77)	(2.87) J	(2.29)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.26	$ 5.86	$ 17.36	$ 16.72	$ 16.46	$ 14.70
Total Return B, C, D	7.03%	(56.02)%	23.85%	16.58%	11.97%	5.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	2.17%	2.24%	2.26%	2.27%	2.35%
Expenses net of fee waivers, if any	1.85% A	2.17%	2.24%	2.25%	2.27%	2.35%
Expenses net of all reductions	1.81% A	2.01%	2.17%	2.14%	2.13%	2.27%
Net investment income (loss)	1.52% A	.19%	(.38)%	(.13)%	(.13)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,984	$ 10,356	$ 40,013	$ 51,661	$ 57,168	$ 59,985
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.869 per share is comprised of distributions from net realized gain of $2.869 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 17.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.04	.02	(.05)	(.01)	- I	(.10)
Net realized and unrealized gain (loss)	.36	(7.75)	3.57	2.60	1.78	.88
Total from investment operations	.40	(7.73)	3.52	2.59	1.78	.78
Distributions from net investment income	(.01)	-	-	(.07)	-	-
Distributions from net realized gain	-	(3.82)	(2.90)	(2.24)	-	-
Total distributions	(.01)	(3.82)	(2.90) J	(2.31)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.26	$ 5.87	$ 17.42	$ 16.80	$ 16.52	$ 14.74
Total Return B, C, D	6.85%	(55.95)%	23.85%	16.75%	12.08%	5.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	2.16%	2.19%	2.16%	2.17%	2.21%
Expenses net of fee waivers, if any	1.85% A	2.16%	2.19%	2.16%	2.17%	2.21%
Expenses net of all reductions	1.81% A	2.00%	2.12%	2.05%	2.04%	2.12%
Net investment income (loss)	1.52% A	.20%	(.33)%	(.03)%	(.03)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,122	$ 20,973	$ 66,298	$ 66,162	$ 67,429	$ 76,412
Portfolio turnover rate G	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.903 per share is comprised of distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.77	$ 19.49	$ 18.46	$ 17.70	$ 15.65	$ 14.70
Income from Investment Operations
Net investment income (loss) D	.08	.16	.13	.20	.16	.05
Net realized and unrealized gain (loss)	.42	(8.88)	3.97	2.80	1.89	.94
Total from investment operations	.50	(8.72)	4.10	3.00	2.05	.99
Distributions from net investment income	(.02)	(.11)	(.17)	-	-	(.04)
Distributions from net realized gain	-	(3.89)	(2.90)	(2.24)	-	-
Total distributions	(.02)	(4.00)	(3.07) I	(2.24)	-	(.04)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.25	$ 6.77	$ 19.49	$ 18.46	$ 17.70	$ 15.65
Total Return B, C	7.43%	(55.51)%	25.16%	18.09%	13.10%	6.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	1.12%	1.14%	1.04%	1.23%	1.21%
Expenses net of fee waivers, if any	.84% A	1.12%	1.14%	1.04%	1.23%	1.21%
Expenses net of all reductions	.80% A	.95%	1.07%	.93%	1.09%	1.13%
Net investment income (loss)	2.53% A	1.24%	.72%	1.08%	.92%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,161	$ 3,620	$ 17,463	$ 24,536	$ 209,278	$ 210,160
Portfolio turnover rate F	313% A	394%	146%	170%	176%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.069 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,324,974
Unrealized depreciation	(18,571,444)
Net unrealized appreciation (depreciation)	$ (2,246,470)
Cost for federal income tax purposes	$ 138,316,211

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $175,776,469 and $185,989,052, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .27% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 36,940	$ 440
Class T	.25%	.25%	131,856	-
Class B	.75%	.25%	43,365	32,650
Class C	.75%	.25%	89,085	3,274
			$ 301,246	$ 36,364

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,837
Class T	2,380
Class B*	8,923
Class C*	329
$ 14,469

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 41,602.28
Class T	76,908.29
Class B	12,400.29
Class C	25,470.29
Institutional Class	4,079.28
	$ 160,459

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,449 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $358 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,912 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,080.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 90,651	$ 287,025
Class T	125,930	77,076
Class B	16,994	-
Class C	34,453	-
Institutional Class	9,563	85,018
Total	$ 277,591	$ 449,119
From net realized gain
Class A	$ -	$ 23,298,138
Class T	-	37,538,694
Class B	-	8,239,219
Class C	-	14,357,087
Institutional Class	-	3,153,274
Total	$ -	$ 86,586,412

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	410,305	1,431,300	$ 2,400,725	$ 17,317,299
Reinvestment of distributions	15,048	1,636,300	84,718	22,086,470
Shares redeemed	(1,326,142)	(3,607,367)	(7,745,078)	(41,159,063)
Net increase (decrease)	(900,789)	(539,767)	$ (5,259,635)	$ (1,755,294)
Class T
Shares sold	1,721,086	1,551,828	$ 10,185,765	$ 17,883,865
Reinvestment of distributions	22,238	2,762,616	122,972	36,709,081
Shares redeemed	(1,772,240)	(4,939,378)	(10,019,547)	(56,071,739)
Net increase (decrease)	(28,916)	(624,934)	$ 289,190	$ (1,478,793)
Class B
Shares sold	61,716	180,465	$ 335,347	$ 2,040,117
Reinvestment of distributions	2,955	561,875	15,248	6,999,729
Shares redeemed	(395,426)	(1,280,800)	(2,102,850)	(14,130,453)
Net increase (decrease)	(330,755)	(538,460)	$ (1,752,255)	$ (5,090,607)
Class C
Shares sold	185,221	410,295	$ 1,006,032	$ 4,723,686
Reinvestment of distributions	5,910	998,851	30,494	12,453,463
Shares redeemed	(712,384)	(1,638,733)	(3,754,614)	(17,110,227)
Net increase (decrease)	(521,253)	(229,587)	$ (2,718,088)	$ 66,922
Institutional Class
Shares sold	25,068	76,928	$ 163,530	$ 984,464
Reinvestment of distributions	1,321	166,560	7,870	2,373,119
Shares redeemed	(125,404)	(604,322)	(762,646)	(7,710,539)
Net increase (decrease)	(99,015)	(360,834)	$ (591,246)	$ (4,352,956)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAPI-USAN-0609
1.784891.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 974.40	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 972.90	$ 8.56
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 970.50	$ 10.99
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 969.60	$ 10.99
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 975.10	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Canon, Inc.	6.9	7.9
Toyota Motor Corp.	6.2	8.5
Mitsubishi UFJ Financial Group, Inc.	3.7	3.7
Yamaha Motor Co. Ltd.	3.0	4.1
Honda Motor Co. Ltd.	2.7	4.1
Stanley Electric Co. Ltd.	2.4	1.7
Sekisui House Ltd.	2.3	2.1
NTT DoCoMo, Inc.	2.3	0.7
Nippon Electric Glass Co. Ltd.	2.3	0.9
Nikon Corp.	2.2	0.7
	34.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	29.0	28.0
Financials	19.6	19.0
Information Technology	18.2	19.6
Industrials	17.5	19.7
Materials	5.2	6.4
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 95.9%	Stocks 95.9%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 4.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 29.0%
Auto Components - 6.2%
Bridgestone Corp.	16,600	$ 247,500
Denso Corp.	21,400	506,000
NGK Spark Plug Co. Ltd.	7,000	67,555
NOK Corp.	15,000	174,654
Stanley Electric Co. Ltd.	50,900	723,003
Toyoda Gosei Co. Ltd.	8,000	157,399
		1,876,111
Automobiles - 11.9%
Honda Motor Co. Ltd.	28,100	823,734
Toyota Motor Corp.	47,900	1,896,304
Yamaha Motor Co. Ltd.	85,300	901,935
		3,621,973
Hotels, Restaurants & Leisure - 0.4%
Saizeriya Co. Ltd.	11,600	131,733
Household Durables - 2.9%
Haseko Corp.	63,500	40,021
Sekisui House Ltd.	82,000	707,867
Sony Corp.	5,500	142,948
		890,836
Leisure Equipment & Products - 2.2%
Nikon Corp.	51,000	676,087
Media - 1.6%
Fuji Media Holdings, Inc.	442	492,899
Multiline Retail - 1.5%
Isetan Mitsukoshi Holdings Ltd. (c)	22,700	190,871
J Front Retailing Co. Ltd.	10,000	41,086
Marui Group Co. Ltd.	9,500	52,561
Takashimaya Co. Ltd.	27,000	168,593
		453,111
Specialty Retail - 2.3%
Nishimatsuya Chain Co. Ltd.	21,000	168,483
Yamada Denki Co. Ltd.	11,150	513,716
		682,199
TOTAL CONSUMER DISCRETIONARY		8,824,949
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.5%
Seven & i Holdings Co., Ltd.	20,300	458,828
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Kose Corp.	4,000	$ 80,569
TOTAL CONSUMER STAPLES		539,397
FINANCIALS - 19.6%
Capital Markets - 2.5%
Daiwa Securities Group, Inc.	46,000	241,048
Matsui Securities Co. Ltd. (c)	30,000	212,720
Nomura Holdings, Inc.	52,200	315,084
		768,852
Commercial Banks - 7.8%
Chiba Bank Ltd.	42,000	208,351
Mitsubishi UFJ Financial Group, Inc.	208,700	1,138,720
Sumitomo Mitsui Financial Group, Inc.	15,400	534,226
Sumitomo Trust & Banking Co. Ltd.	118,000	493,917
		2,375,214
Consumer Finance - 2.9%
Aeon Credit Service Co. Ltd.	8,300	94,678
Credit Saison Co. Ltd.	23,300	261,821
ORIX Corp.	7,740	362,584
Promise Co. Ltd. (c)	12,600	166,536
		885,619
Insurance - 3.5%
Sompo Japan Insurance, Inc.	97,000	584,723
T&D Holdings, Inc.	16,050	479,976
		1,064,699
Real Estate Investment Trusts - 1.2%
Japan Real Estate Investment Corp.	30	212,314
Nomura Real Estate Office Fund, Inc.	28	145,118
		357,432
Real Estate Management & Development - 1.7%
Mitsubishi Estate Co. Ltd.	40,000	522,979
TOTAL FINANCIALS		5,974,795
Common Stocks - continued
	Shares	Value
HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	5,600	$ 182,142
Daiichi Sankyo Kabushiki Kaisha	13,800	230,807
		412,949
INDUSTRIALS - 17.5%
Air Freight & Logistics - 0.6%
Yamato Holdings Co. Ltd.	16,000	178,354
Building Products - 2.7%
Asahi Glass Co. Ltd.	61,000	364,580
Daikin Industries Ltd.	16,700	449,391
		813,971
Electrical Equipment - 2.6%
Mitsubishi Electric Corp.	40,000	213,087
Sumitomo Electric Industries Ltd.	60,500	589,537
		802,624
Machinery - 5.6%
Daifuku Co. Ltd.	20,000	120,283
Fanuc Ltd.	2,300	166,015
JTEKT Corp.	3,700	35,696
Kubota Corp.	78,000	468,933
NGK Insulators Ltd.	24,000	368,164
NSK Ltd.	47,000	209,255
THK Co. Ltd.	16,000	221,955
Toshiba Machine Co. Ltd.	45,000	133,576
		1,723,877
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	15,000	85,739
Road & Rail - 1.1%
East Japan Railway Co.	6,000	338,182
Trading Companies & Distributors - 3.0%
Mitsubishi Corp.	20,000	307,867
Mitsui & Co. Ltd.	31,000	328,887
Sumitomo Corp.	31,100	270,780
		907,534
Transportation Infrastructure - 1.6%
The Sumitomo Warehouse Co. Ltd.	134,000	481,561
TOTAL INDUSTRIALS		5,331,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.2%
Computers & Peripherals - 0.4%
Fujitsu Ltd.	30,000	$ 128,552
Electronic Equipment & Components - 7.7%
Horiba Ltd.	12,400	226,355
Ibiden Co. Ltd.	11,900	348,075
Nidec Sankyo Corp.	22,000	83,552
Nippon Electric Glass Co. Ltd.	85,500	695,928
Topcon Corp.	5,300	24,910
Yamatake Corp.	15,100	253,138
Yaskawa Electric Corp.	75,000	349,117
Yokogawa Electric Corp.	71,100	367,010
		2,348,085
Internet Software & Services - 0.2%
Yahoo! Japan Corp.	282	70,415
Office Electronics - 8.6%
Canon, Inc.	70,400	2,107,298
Konica Minolta Holdings, Inc.	38,500	318,112
Ricoh Co. Ltd.	14,000	173,138
		2,598,548
Semiconductors & Semiconductor Equipment - 1.3%
ROHM Co. Ltd.	2,800	171,764
Tokyo Electron Ltd.	5,000	228,706
		400,470
TOTAL INFORMATION TECHNOLOGY		5,546,070
MATERIALS - 5.2%
Chemicals - 4.3%
JSR Corp.	33,200	404,625
Nissan Chemical Industries Co. Ltd.	22,000	183,532
Nitto Denko Corp.	19,800	461,276
Shin-Etsu Chemical Co., Ltd.	3,600	175,014
Zeon Corp.	25,000	76,544
		1,300,991
Metals & Mining - 0.9%
Sumitomo Metal Industries Ltd.	121,000	283,518
TOTAL MATERIALS		1,584,509
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
KDDI Corp.	63	$ 283,384
NTT DoCoMo, Inc.	506	706,246
		989,630
TOTAL COMMON STOCKS (Cost $42,803,032)		29,204,141
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.53% (a)	1,023,383	1,023,383
Fidelity Securities Lending Cash Central Fund, 0.28% (a)(b)	496,450	496,450
TOTAL MONEY MARKET FUNDS (Cost $1,519,833)		1,519,833
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $44,322,865)		30,723,974
NET OTHER ASSETS - (0.9)%		(279,814)
NET ASSETS - 100%		$ 30,444,160
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,437
Fidelity Securities Lending Cash Central Fund	2,373
Total	$ 5,810
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 30,723,974	$ 1,519,833	$ 29,204,141	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $20,552,172 of which $6,193,464, $6,651,966 and $7,706,742 will expire on October 31, 2010, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $470,588) - See accompanying schedule: Unaffiliated issuers (cost $42,803,032)	$ 29,204,141
Fidelity Central Funds (cost $1,519,833)	1,519,833
Total Investments (cost $44,322,865)		$ 30,723,974
Receivable for investments sold		626,634
Receivable for fund shares sold		28,028
Dividends receivable		284,325
Distributions receivable from Fidelity Central Funds		873
Prepaid expenses		301
Receivable from investment adviser for expense reductions		5,991
Other receivables		1,745
Total assets		31,671,871

Liabilities
Payable for investments purchased	$ 489,282
Payable for fund shares redeemed	175,949
Accrued management fee	13,161
Distribution fees payable	14,103
Other affiliated payables	9,284
Other payables and accrued expenses	29,482
Collateral on securities loaned, at value	496,450
Total liabilities		1,227,711

Net Assets		$ 30,444,160
Net Assets consist of:
Paid in capital		$ 74,356,892
Undistributed net investment income		85,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,395,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,602,262)
Net Assets		$ 30,444,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,770,895 ÷ 1,180,137 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($5,278,856 ÷ 589,063 shares)	$ 8.96

Maximum offering price per share (100/96.50 of $8.96)	$ 9.28
Class B: Net Asset Value and offering price per share ($2,439,075 ÷ 285,006 shares)A	$ 8.56

Class C: Net Asset Value and offering price per share ($8,923,381 ÷ 1,036,017 shares)A	$ 8.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,031,953 ÷ 323,239 shares)	$ 9.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 395,466
Income from Fidelity Central Funds		5,810
		401,276
Less foreign taxes withheld		(27,683)
Total income		373,593

Expenses
Management fee Basic fee	$ 116,635
Performance adjustment	(50,451)
Transfer agent fees	49,511
Distribution fees	89,228
Accounting and security lending fees	9,098
Custodian fees and expenses	14,827
Independent trustees' compensation	128
Registration fees	51,077
Audit	27,899
Legal	100
Miscellaneous	355
Total expenses before reductions	308,407
Expense reductions	(19,928)	288,479
Net investment income (loss)		85,114
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,165,486)
Foreign currency transactions	49,028
Total net realized gain (loss)		(9,116,458)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,255,465
Assets and liabilities in foreign currencies	(26,008)
Total change in net unrealized appreciation (depreciation)		7,229,457
Net gain (loss)		(1,887,001)
Net increase (decrease) in net assets resulting from operations		$ (1,801,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,114	$ (54,002)
Net realized gain (loss)	(9,116,458)	(7,784,819)
Change in net unrealized appreciation (depreciation)	7,229,457	(26,340,265)
Net increase (decrease) in net assets resulting from operations	(1,801,887)	(34,179,086)
Distributions to shareholders from net realized gain	-	(176,687)
Share transactions - net increase (decrease)	(7,157,621)	(23,791,941)
Redemption fees	7,651	25,266
Total increase (decrease) in net assets	(8,951,857)	(58,122,448)

Net Assets
Beginning of period	39,396,017	97,518,465
End of period (including undistributed net investment income of $85,114 and undistributed net investment income of $0, respectively)	$ 30,444,160	$ 39,396,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 16.41	$ 16.72	$ 15.61	$ 12.64	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.04	.03	(.04)	(.07)	(.08)	(.11)
Net realized and unrealized gain (loss)	(.28)	(7.02)	(.27)	1.17	3.04	.95
Total from investment operations	(.24)	(6.99)	(.31)	1.10	2.96	.84
Distributions from net realized gain	-	(.06)	-	-	-	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 9.13	$ 9.37	$ 16.41	$ 16.72	$ 15.61	$ 12.64
Total Return B, C, D	(2.56)%	(42.68)%	(1.85)%	7.11%	23.50%	7.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.54%	1.70%	1.52%	1.62%	1.80%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.56%	1.75%
Expenses net of all reductions	1.48% A	1.49%	1.48%	1.48%	1.55%	1.75%
Net investment income (loss)	.82% A	.24%	(.22)%	(.42)%	(.54)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,771	$ 14,133	$ 32,945	$ 41,876	$ 26,169	$ 17,884
Portfolio turnover rate G	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 16.11	$ 16.46	$ 15.41	$ 12.51	$ 11.68
Income from Investment Operations
Net investment income (loss) E	.02	- I	(.08)	(.12)	(.11)	(.14)
Net realized and unrealized gain (loss)	(.27)	(6.91)	(.27)	1.16	3.00	.95
Total from investment operations	(.25)	(6.91)	(.35)	1.04	2.89	.81
Distributions from net realized gain	-	-I	-	-	-	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 8.96	$ 9.21	$ 16.11	$ 16.46	$ 15.41	$ 12.51
Total Return B, C, D	(2.71)%	(42.82)%	(2.13)%	6.81%	23.18%	7.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.81%	1.96%	1.82%	1.97%	2.19%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.81%	2.00%
Expenses net of all reductions	1.73% A	1.74%	1.73%	1.73%	1.80%	2.00%
Net investment income (loss)	.58% A	(.01)%	(.47)%	(.67)%	(.79)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,279	$ 6,752	$ 14,303	$ 21,039	$ 15,610	$ 11,493
Portfolio turnover rate G	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 15.50	$ 15.91	$ 14.96	$ 12.21	$ 11.46
Income from Investment Operations
Net investment income (loss) E	- I	(.07)	(.15)	(.20)	(.17)	(.20)
Net realized and unrealized gain (loss)	(.26)	(6.61)	(.26)	1.14	2.91	.93
Total from investment operations	(.26)	(6.68)	(.41)	.94	2.74	.73
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 8.56	$ 8.82	$ 15.50	$ 15.91	$ 14.96	$ 12.21
Total Return B, C, D	(2.95)%	(43.10)%	(2.58)%	6.35%	22.52%	6.54%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.29%	2.45%	2.33%	2.43%	2.62%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.23% A	2.24%	2.23%	2.23%	2.30%	2.50%
Net investment income (loss)	.07% A	(.51)%	(.97)%	(1.17)%	(1.30)%	(1.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,439	$ 3,079	$ 7,874	$ 16,120	$ 18,916	$ 18,218
Portfolio turnover rate G	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 15.60	$ 16.01	$ 15.05	$ 12.28	$ 11.52
Income from Investment Operations
Net investment income (loss) E	- I	(.07)	(.15)	(.18)	(.17)	(.19)
Net realized and unrealized gain (loss)	(.27)	(6.65)	(.26)	1.13	2.93	.93
Total from investment operations	(.27)	(6.72)	(.41)	.95	2.76	.74
Redemption fees added to paid in capital E	- I	-I	-I	.01	.01	.02
Net asset value, end of period	$ 8.61	$ 8.88	$ 15.60	$ 16.01	$ 15.05	$ 12.28
Total ReturnB, C, D	(3.04)%	(43.08)%	(2.56)%	6.38%	22.56%	6.60%
Ratios to Average Net AssetsF, H
Expenses before reductions	2.35% A	2.26%	2.37%	2.18%	2.27%	2.44%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.18%	2.27%	2.44%
Expenses net of all reductions	2.23% A	2.24%	2.23%	2.16%	2.26%	2.44%
Net investment income (loss)	.08% A	(.51)%	(.97)%	(1.10)%	(1.25)%	(1.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,923	$ 11,612	$ 33,957	$ 53,846	$ 34,144	$ 21,564
Portfolio turnover rateG	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 16.82	$ 17.10	$ 15.90	$ 12.83	$ 11.91
Income from Investment Operations
Net investment income (loss)D	.05	.08	.01	(.01)	(.02)	(.06)
Net realized and unrealized gain (loss)	(.29)	(7.19)	(.29)	1.19	3.08	.96
Total from investment operations	(.24)	(7.11)	(.28)	1.18	3.06	.90
Distributions from net realized gain	-	(.10)	-	-	-	-
Redemption fees added to paid in capitalD	-H	.01	-H	.02	.01	.02
Net asset value, end of period	$ 9.38	$ 9.62	$ 16.82	$ 17.10	$ 15.90	$ 12.83
Total ReturnB, C	(2.49)%	(42.45)%	(1.64)%	7.55%	23.93%	7.72%
Ratios to Average Net AssetsE, G
Expenses before reductions	1.31%A	1.16%	1.31%	1.12%	1.19%	1.36%
Expenses net of fee waivers, if any	1.25%A	1.16%	1.25%	1.12%	1.19%	1.36%
Expenses net of all reductions	1.23%A	1.15%	1.23%	1.10%	1.17%	1.36%
Net investment income (loss)	1.07%A	.58%	.03%	(.04)%	(.17)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,032	$ 3,820	$ 8,440	$ 13,773	$ 8,399	$ 3,919
Portfolio turnover rateF	77%A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 439,426
Unrealized depreciation	(15,263,316)
Net unrealized appreciation (depreciation)	$ (14,823,890)
Cost for federal income tax purposes	$ 45,547,864

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,239,503 and $18,891,168, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,590	$ 781
Class T	.25%	.25%	13,854	208
Class B	.75%	.25%	12,759	9,618
Class C	.75%	.25%	48,025	4,834
			$ 89,228	$ 15,441

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,167
Class T	816
Class B*	7,416
Class C*	222
$ 13,621

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 17,765.31
Class T	9,490.34
Class B	3,853.30
Class C	14,313.30
Institutional Class	4,090.26
	$ 49,511

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,373.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 5,823
Class T	1.75%	3,924
Class B	2.25%	1,272
Class C	2.25%	4,650
Institutional Class	1.25%	909
		$ 16,578

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,350 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 124,132
Class T	-	3,460
Institutional Class	-	49,095
Total	$ -	$ 176,687

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	105,535	496,908	$ 900,675	$ 6,070,543
Reinvestment of distributions	-	5,585	-	90,031
Shares redeemed	(433,274)	(1,002,463)	(3,713,518)	(13,279,810)
Net increase (decrease)	(327,739)	(499,970)	$ (2,812,843)	$ (7,119,236)
Class T
Shares sold	40,057	160,164	$ 336,088	$ 2,217,320
Reinvestment of distributions	-	190	-	3,018
Shares redeemed	(183,818)	(315,254)	(1,466,979)	(4,273,944)
Net increase (decrease)	(143,761)	(154,900)	$ (1,130,891)	$ (2,053,606)
Class B
Shares sold	16,072	48,150	$ 127,386	$ 645,026
Shares redeemed	(80,108)	(207,114)	(632,646)	(2,703,004)
Net increase (decrease)	(64,036)	(158,964)	$ (505,260)	$ (2,057,978)
Class C
Shares sold	65,422	199,230	$ 532,322	$ 2,333,839
Shares redeemed	(337,316)	(1,068,271)	(2,638,474)	(13,487,743)
Net increase (decrease)	(271,894)	(869,041)	$ (2,106,152)	$ (11,153,904)
Institutional Class
Shares sold	18,776	64,303	$ 166,406	$ 941,434
Reinvestment of distributions	-	496	-	8,183
Shares redeemed	(92,614)	(169,354)	(768,881)	(2,356,834)
Net increase (decrease)	(73,838)	(104,555)	$ (602,475)	$ (1,407,217)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAF-USAN-0609
1.784892.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 974.40	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 972.90	$ 8.56
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 970.50	$ 10.99
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 969.60	$ 10.99
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 975.10	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Canon, Inc.	6.9	7.9
Toyota Motor Corp.	6.2	8.5
Mitsubishi UFJ Financial Group, Inc.	3.7	3.7
Yamaha Motor Co. Ltd.	3.0	4.1
Honda Motor Co. Ltd.	2.7	4.1
Stanley Electric Co. Ltd.	2.4	1.7
Sekisui House Ltd.	2.3	2.1
NTT DoCoMo, Inc.	2.3	0.7
Nippon Electric Glass Co. Ltd.	2.3	0.9
Nikon Corp.	2.2	0.7
	34.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	29.0	28.0
Financials	19.6	19.0
Information Technology	18.2	19.6
Industrials	17.5	19.7
Materials	5.2	6.4
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 95.9%	Stocks 95.9%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 4.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 29.0%
Auto Components - 6.2%
Bridgestone Corp.	16,600	$ 247,500
Denso Corp.	21,400	506,000
NGK Spark Plug Co. Ltd.	7,000	67,555
NOK Corp.	15,000	174,654
Stanley Electric Co. Ltd.	50,900	723,003
Toyoda Gosei Co. Ltd.	8,000	157,399
		1,876,111
Automobiles - 11.9%
Honda Motor Co. Ltd.	28,100	823,734
Toyota Motor Corp.	47,900	1,896,304
Yamaha Motor Co. Ltd.	85,300	901,935
		3,621,973
Hotels, Restaurants & Leisure - 0.4%
Saizeriya Co. Ltd.	11,600	131,733
Household Durables - 2.9%
Haseko Corp.	63,500	40,021
Sekisui House Ltd.	82,000	707,867
Sony Corp.	5,500	142,948
		890,836
Leisure Equipment & Products - 2.2%
Nikon Corp.	51,000	676,087
Media - 1.6%
Fuji Media Holdings, Inc.	442	492,899
Multiline Retail - 1.5%
Isetan Mitsukoshi Holdings Ltd. (c)	22,700	190,871
J Front Retailing Co. Ltd.	10,000	41,086
Marui Group Co. Ltd.	9,500	52,561
Takashimaya Co. Ltd.	27,000	168,593
		453,111
Specialty Retail - 2.3%
Nishimatsuya Chain Co. Ltd.	21,000	168,483
Yamada Denki Co. Ltd.	11,150	513,716
		682,199
TOTAL CONSUMER DISCRETIONARY		8,824,949
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.5%
Seven & i Holdings Co., Ltd.	20,300	458,828
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Kose Corp.	4,000	$ 80,569
TOTAL CONSUMER STAPLES		539,397
FINANCIALS - 19.6%
Capital Markets - 2.5%
Daiwa Securities Group, Inc.	46,000	241,048
Matsui Securities Co. Ltd. (c)	30,000	212,720
Nomura Holdings, Inc.	52,200	315,084
		768,852
Commercial Banks - 7.8%
Chiba Bank Ltd.	42,000	208,351
Mitsubishi UFJ Financial Group, Inc.	208,700	1,138,720
Sumitomo Mitsui Financial Group, Inc.	15,400	534,226
Sumitomo Trust & Banking Co. Ltd.	118,000	493,917
		2,375,214
Consumer Finance - 2.9%
Aeon Credit Service Co. Ltd.	8,300	94,678
Credit Saison Co. Ltd.	23,300	261,821
ORIX Corp.	7,740	362,584
Promise Co. Ltd. (c)	12,600	166,536
		885,619
Insurance - 3.5%
Sompo Japan Insurance, Inc.	97,000	584,723
T&D Holdings, Inc.	16,050	479,976
		1,064,699
Real Estate Investment Trusts - 1.2%
Japan Real Estate Investment Corp.	30	212,314
Nomura Real Estate Office Fund, Inc.	28	145,118
		357,432
Real Estate Management & Development - 1.7%
Mitsubishi Estate Co. Ltd.	40,000	522,979
TOTAL FINANCIALS		5,974,795
Common Stocks - continued
	Shares	Value
HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	5,600	$ 182,142
Daiichi Sankyo Kabushiki Kaisha	13,800	230,807
		412,949
INDUSTRIALS - 17.5%
Air Freight & Logistics - 0.6%
Yamato Holdings Co. Ltd.	16,000	178,354
Building Products - 2.7%
Asahi Glass Co. Ltd.	61,000	364,580
Daikin Industries Ltd.	16,700	449,391
		813,971
Electrical Equipment - 2.6%
Mitsubishi Electric Corp.	40,000	213,087
Sumitomo Electric Industries Ltd.	60,500	589,537
		802,624
Machinery - 5.6%
Daifuku Co. Ltd.	20,000	120,283
Fanuc Ltd.	2,300	166,015
JTEKT Corp.	3,700	35,696
Kubota Corp.	78,000	468,933
NGK Insulators Ltd.	24,000	368,164
NSK Ltd.	47,000	209,255
THK Co. Ltd.	16,000	221,955
Toshiba Machine Co. Ltd.	45,000	133,576
		1,723,877
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	15,000	85,739
Road & Rail - 1.1%
East Japan Railway Co.	6,000	338,182
Trading Companies & Distributors - 3.0%
Mitsubishi Corp.	20,000	307,867
Mitsui & Co. Ltd.	31,000	328,887
Sumitomo Corp.	31,100	270,780
		907,534
Transportation Infrastructure - 1.6%
The Sumitomo Warehouse Co. Ltd.	134,000	481,561
TOTAL INDUSTRIALS		5,331,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.2%
Computers & Peripherals - 0.4%
Fujitsu Ltd.	30,000	$ 128,552
Electronic Equipment & Components - 7.7%
Horiba Ltd.	12,400	226,355
Ibiden Co. Ltd.	11,900	348,075
Nidec Sankyo Corp.	22,000	83,552
Nippon Electric Glass Co. Ltd.	85,500	695,928
Topcon Corp.	5,300	24,910
Yamatake Corp.	15,100	253,138
Yaskawa Electric Corp.	75,000	349,117
Yokogawa Electric Corp.	71,100	367,010
		2,348,085
Internet Software & Services - 0.2%
Yahoo! Japan Corp.	282	70,415
Office Electronics - 8.6%
Canon, Inc.	70,400	2,107,298
Konica Minolta Holdings, Inc.	38,500	318,112
Ricoh Co. Ltd.	14,000	173,138
		2,598,548
Semiconductors & Semiconductor Equipment - 1.3%
ROHM Co. Ltd.	2,800	171,764
Tokyo Electron Ltd.	5,000	228,706
		400,470
TOTAL INFORMATION TECHNOLOGY		5,546,070
MATERIALS - 5.2%
Chemicals - 4.3%
JSR Corp.	33,200	404,625
Nissan Chemical Industries Co. Ltd.	22,000	183,532
Nitto Denko Corp.	19,800	461,276
Shin-Etsu Chemical Co., Ltd.	3,600	175,014
Zeon Corp.	25,000	76,544
		1,300,991
Metals & Mining - 0.9%
Sumitomo Metal Industries Ltd.	121,000	283,518
TOTAL MATERIALS		1,584,509
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
KDDI Corp.	63	$ 283,384
NTT DoCoMo, Inc.	506	706,246
		989,630
TOTAL COMMON STOCKS (Cost $42,803,032)		29,204,141
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.53% (a)	1,023,383	1,023,383
Fidelity Securities Lending Cash Central Fund, 0.28% (a)(b)	496,450	496,450
TOTAL MONEY MARKET FUNDS (Cost $1,519,833)		1,519,833
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $44,322,865)		30,723,974
NET OTHER ASSETS - (0.9)%		(279,814)
NET ASSETS - 100%		$ 30,444,160
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,437
Fidelity Securities Lending Cash Central Fund	2,373
Total	$ 5,810
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 30,723,974	$ 1,519,833	$ 29,204,141	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $20,552,172 of which $6,193,464, $6,651,966 and $7,706,742 will expire on October 31, 2010, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $470,588) - See accompanying schedule: Unaffiliated issuers (cost $42,803,032)	$ 29,204,141
Fidelity Central Funds (cost $1,519,833)	1,519,833
Total Investments (cost $44,322,865)		$ 30,723,974
Receivable for investments sold		626,634
Receivable for fund shares sold		28,028
Dividends receivable		284,325
Distributions receivable from Fidelity Central Funds		873
Prepaid expenses		301
Receivable from investment adviser for expense reductions		5,991
Other receivables		1,745
Total assets		31,671,871

Liabilities
Payable for investments purchased	$ 489,282
Payable for fund shares redeemed	175,949
Accrued management fee	13,161
Distribution fees payable	14,103
Other affiliated payables	9,284
Other payables and accrued expenses	29,482
Collateral on securities loaned, at value	496,450
Total liabilities		1,227,711

Net Assets		$ 30,444,160
Net Assets consist of:
Paid in capital		$ 74,356,892
Undistributed net investment income		85,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,395,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,602,262)
Net Assets		$ 30,444,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,770,895 ÷ 1,180,137 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($5,278,856 ÷ 589,063 shares)	$ 8.96

Maximum offering price per share (100/96.50 of $8.96)	$ 9.28
Class B: Net Asset Value and offering price per share ($2,439,075 ÷ 285,006 shares)A	$ 8.56

Class C: Net Asset Value and offering price per share ($8,923,381 ÷ 1,036,017 shares)A	$ 8.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,031,953 ÷ 323,239 shares)	$ 9.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 395,466
Income from Fidelity Central Funds		5,810
		401,276
Less foreign taxes withheld		(27,683)
Total income		373,593

Expenses
Management fee Basic fee	$ 116,635
Performance adjustment	(50,451)
Transfer agent fees	49,511
Distribution fees	89,228
Accounting and security lending fees	9,098
Custodian fees and expenses	14,827
Independent trustees' compensation	128
Registration fees	51,077
Audit	27,899
Legal	100
Miscellaneous	355
Total expenses before reductions	308,407
Expense reductions	(19,928)	288,479
Net investment income (loss)		85,114
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,165,486)
Foreign currency transactions	49,028
Total net realized gain (loss)		(9,116,458)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,255,465
Assets and liabilities in foreign currencies	(26,008)
Total change in net unrealized appreciation (depreciation)		7,229,457
Net gain (loss)		(1,887,001)
Net increase (decrease) in net assets resulting from operations		$ (1,801,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,114	$ (54,002)
Net realized gain (loss)	(9,116,458)	(7,784,819)
Change in net unrealized appreciation (depreciation)	7,229,457	(26,340,265)
Net increase (decrease) in net assets resulting from operations	(1,801,887)	(34,179,086)
Distributions to shareholders from net realized gain	-	(176,687)
Share transactions - net increase (decrease)	(7,157,621)	(23,791,941)
Redemption fees	7,651	25,266
Total increase (decrease) in net assets	(8,951,857)	(58,122,448)

Net Assets
Beginning of period	39,396,017	97,518,465
End of period (including undistributed net investment income of $85,114 and undistributed net investment income of $0, respectively)	$ 30,444,160	$ 39,396,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 16.41	$ 16.72	$ 15.61	$ 12.64	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.04	.03	(.04)	(.07)	(.08)	(.11)
Net realized and unrealized gain (loss)	(.28)	(7.02)	(.27)	1.17	3.04	.95
Total from investment operations	(.24)	(6.99)	(.31)	1.10	2.96	.84
Distributions from net realized gain	-	(.06)	-	-	-	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 9.13	$ 9.37	$ 16.41	$ 16.72	$ 15.61	$ 12.64
Total Return B, C, D	(2.56)%	(42.68)%	(1.85)%	7.11%	23.50%	7.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.54%	1.70%	1.52%	1.62%	1.80%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.56%	1.75%
Expenses net of all reductions	1.48% A	1.49%	1.48%	1.48%	1.55%	1.75%
Net investment income (loss)	.82% A	.24%	(.22)%	(.42)%	(.54)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,771	$ 14,133	$ 32,945	$ 41,876	$ 26,169	$ 17,884
Portfolio turnover rate G	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 16.11	$ 16.46	$ 15.41	$ 12.51	$ 11.68
Income from Investment Operations
Net investment income (loss) E	.02	- I	(.08)	(.12)	(.11)	(.14)
Net realized and unrealized gain (loss)	(.27)	(6.91)	(.27)	1.16	3.00	.95
Total from investment operations	(.25)	(6.91)	(.35)	1.04	2.89	.81
Distributions from net realized gain	-	-I	-	-	-	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 8.96	$ 9.21	$ 16.11	$ 16.46	$ 15.41	$ 12.51
Total Return B, C, D	(2.71)%	(42.82)%	(2.13)%	6.81%	23.18%	7.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.81%	1.96%	1.82%	1.97%	2.19%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.81%	2.00%
Expenses net of all reductions	1.73% A	1.74%	1.73%	1.73%	1.80%	2.00%
Net investment income (loss)	.58% A	(.01)%	(.47)%	(.67)%	(.79)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,279	$ 6,752	$ 14,303	$ 21,039	$ 15,610	$ 11,493
Portfolio turnover rate G	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 15.50	$ 15.91	$ 14.96	$ 12.21	$ 11.46
Income from Investment Operations
Net investment income (loss) E	- I	(.07)	(.15)	(.20)	(.17)	(.20)
Net realized and unrealized gain (loss)	(.26)	(6.61)	(.26)	1.14	2.91	.93
Total from investment operations	(.26)	(6.68)	(.41)	.94	2.74	.73
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 8.56	$ 8.82	$ 15.50	$ 15.91	$ 14.96	$ 12.21
Total Return B, C, D	(2.95)%	(43.10)%	(2.58)%	6.35%	22.52%	6.54%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.29%	2.45%	2.33%	2.43%	2.62%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.23% A	2.24%	2.23%	2.23%	2.30%	2.50%
Net investment income (loss)	.07% A	(.51)%	(.97)%	(1.17)%	(1.30)%	(1.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,439	$ 3,079	$ 7,874	$ 16,120	$ 18,916	$ 18,218
Portfolio turnover rate G	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 15.60	$ 16.01	$ 15.05	$ 12.28	$ 11.52
Income from Investment Operations
Net investment income (loss) E	- I	(.07)	(.15)	(.18)	(.17)	(.19)
Net realized and unrealized gain (loss)	(.27)	(6.65)	(.26)	1.13	2.93	.93
Total from investment operations	(.27)	(6.72)	(.41)	.95	2.76	.74
Redemption fees added to paid in capital E	- I	-I	-I	.01	.01	.02
Net asset value, end of period	$ 8.61	$ 8.88	$ 15.60	$ 16.01	$ 15.05	$ 12.28
Total ReturnB, C, D	(3.04)%	(43.08)%	(2.56)%	6.38%	22.56%	6.60%
Ratios to Average Net AssetsF, H
Expenses before reductions	2.35% A	2.26%	2.37%	2.18%	2.27%	2.44%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.18%	2.27%	2.44%
Expenses net of all reductions	2.23% A	2.24%	2.23%	2.16%	2.26%	2.44%
Net investment income (loss)	.08% A	(.51)%	(.97)%	(1.10)%	(1.25)%	(1.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,923	$ 11,612	$ 33,957	$ 53,846	$ 34,144	$ 21,564
Portfolio turnover rateG	77% A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 16.82	$ 17.10	$ 15.90	$ 12.83	$ 11.91
Income from Investment Operations
Net investment income (loss)D	.05	.08	.01	(.01)	(.02)	(.06)
Net realized and unrealized gain (loss)	(.29)	(7.19)	(.29)	1.19	3.08	.96
Total from investment operations	(.24)	(7.11)	(.28)	1.18	3.06	.90
Distributions from net realized gain	-	(.10)	-	-	-	-
Redemption fees added to paid in capitalD	-H	.01	-H	.02	.01	.02
Net asset value, end of period	$ 9.38	$ 9.62	$ 16.82	$ 17.10	$ 15.90	$ 12.83
Total ReturnB, C	(2.49)%	(42.45)%	(1.64)%	7.55%	23.93%	7.72%
Ratios to Average Net AssetsE, G
Expenses before reductions	1.31%A	1.16%	1.31%	1.12%	1.19%	1.36%
Expenses net of fee waivers, if any	1.25%A	1.16%	1.25%	1.12%	1.19%	1.36%
Expenses net of all reductions	1.23%A	1.15%	1.23%	1.10%	1.17%	1.36%
Net investment income (loss)	1.07%A	.58%	.03%	(.04)%	(.17)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,032	$ 3,820	$ 8,440	$ 13,773	$ 8,399	$ 3,919
Portfolio turnover rateF	77%A	63%	138%	83%	89%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 439,426
Unrealized depreciation	(15,263,316)
Net unrealized appreciation (depreciation)	$ (14,823,890)
Cost for federal income tax purposes	$ 45,547,864

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,239,503 and $18,891,168, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,590	$ 781
Class T	.25%	.25%	13,854	208
Class B	.75%	.25%	12,759	9,618
Class C	.75%	.25%	48,025	4,834
			$ 89,228	$ 15,441

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,167
Class T	816
Class B*	7,416
Class C*	222
$ 13,621

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 17,765.31
Class T	9,490.34
Class B	3,853.30
Class C	14,313.30
Institutional Class	4,090.26
	$ 49,511

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,373.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 5,823
Class T	1.75%	3,924
Class B	2.25%	1,272
Class C	2.25%	4,650
Institutional Class	1.25%	909
		$ 16,578

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,350 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 124,132
Class T	-	3,460
Institutional Class	-	49,095
Total	$ -	$ 176,687

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	105,535	496,908	$ 900,675	$ 6,070,543
Reinvestment of distributions	-	5,585	-	90,031
Shares redeemed	(433,274)	(1,002,463)	(3,713,518)	(13,279,810)
Net increase (decrease)	(327,739)	(499,970)	$ (2,812,843)	$ (7,119,236)
Class T
Shares sold	40,057	160,164	$ 336,088	$ 2,217,320
Reinvestment of distributions	-	190	-	3,018
Shares redeemed	(183,818)	(315,254)	(1,466,979)	(4,273,944)
Net increase (decrease)	(143,761)	(154,900)	$ (1,130,891)	$ (2,053,606)
Class B
Shares sold	16,072	48,150	$ 127,386	$ 645,026
Shares redeemed	(80,108)	(207,114)	(632,646)	(2,703,004)
Net increase (decrease)	(64,036)	(158,964)	$ (505,260)	$ (2,057,978)
Class C
Shares sold	65,422	199,230	$ 532,322	$ 2,333,839
Shares redeemed	(337,316)	(1,068,271)	(2,638,474)	(13,487,743)
Net increase (decrease)	(271,894)	(869,041)	$ (2,106,152)	$ (11,153,904)
Institutional Class
Shares sold	18,776	64,303	$ 166,406	$ 941,434
Reinvestment of distributions	-	496	-	8,183
Shares redeemed	(92,614)	(169,354)	(768,881)	(2,356,834)
Net increase (decrease)	(73,838)	(104,555)	$ (602,475)	$ (1,407,217)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAFI-USAN-0609
1.784893.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,163.50	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,162.00	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,159.20	$ 12.05
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,158.90	$ 12.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,164.80	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	20.4	16.7
Companhia Vale do Rio Doce (Brazil, Metals & Mining)	14.6	11.1
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	7.3	7.5
Itau Unibanco Banco Multiple SA (Brazil, Metals & Mining)	6.7	0.0
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	3.6	4.0
	52.6
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	24.4	21.3
Energy	22.4	17.0
Telecommunication Services	12.6	13.8
Financials	11.9	16.8
Consumer Staples	6.9	6.3
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	68.1	67.1
Mexico	15.5	21.8
Chile	2.8	2.6
Peru	1.9	0.8
Bermuda	1.2	2.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 91.9%	Stocks 96.9%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 3.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
Bermuda - 1.2%
Dufry South America Ltd. unit	133,219	$ 1,103,788
GP Investments, Ltd. unit (a)	143,141	484,347
TOTAL BERMUDA		1,588,135
Brazil - 68.1%
AES Tiete SA (PN) (non-vtg.)	178,245	1,476,851
America Latina Logistica SA unit	170,500	876,298
Banco Bradesco SA:
(PN)	123,884	1,540,796
(PN) sponsored ADR	255,200	3,133,856
BM&F BOVESPA SA	171,800	707,012
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	39,900	2,249,562
sponsored ADR	3,260	148,167
Companhia de Saneamento de Minas Gerais	2,764	29,966
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	123,500	1,858,675
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	45,800	848,216
Companhia Vale do Rio Doce:
(PN-A)	75,000	1,054,208
(PN-A) sponsored ADR	840,000	11,533,200
sponsored ADR	409,000	6,752,590
Eletropaulo Metropolitana SA (PN-B)	76,060	992,941
Equatorial Energia SA	73,000	454,967
Gerdau SA sponsored ADR (d)	269,100	1,910,610
GVT Holding SA (a)	51,600	682,353
Itau Unibanco Banco Multiplo SA	195,177	2,713,085
Itau Unibanco Banco Multiplo SA ADR	448,929	6,163,795
Net Servicos de Comunicacao SA:
sponsored ADR	7,500	61,050
(PN) (a)	215,500	1,765,820
OGX Petroleo e Gas Participacoes SA	5,100	2,143,098
Petroleo Brasileiro SA - Petrobras:
(ON)	19,800	333,629
(PN) (non-vtg.)	314,800	4,263,644
(PN) sponsored ADR (non-vtg.)	439,300	11,852,314
sponsored ADR	315,500	10,591,335
Profarma Distribuidora de Produtos Farmaceuticos SA	58,100	195,265
Redecard SA	139,300	1,754,825
Souza Cruz Industria Comerico	28,400	605,153
Tegma Gestao Logistica	120,500	364,208
Common Stocks - continued
	Shares	Value
Brazil - continued
Tele Norte Leste Participacoes SA:
(ON)	35,200	$ 664,421
sponsored ADR (non-vtg.)	109,200	1,698,060
Terna Participacoes SA unit	67,300	1,135,540
Tractebel Energia SA	104,200	859,539
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	27,750	382,317
(PN-A) (non-vtg.)	119,200	1,769,782
Vivo Participacoes SA:
(PN)	6,552	105,458
sponsored ADR	218,846	3,492,782
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	4,980	43,266
sponsored ADR (non-vtg.)	122,250	1,068,465
TOTAL BRAZIL		90,277,119
Canada - 0.8%
Jaguar Mining, Inc. (a)	17,400	102,512
Yamana Gold, Inc.	116,000	909,918
TOTAL CANADA		1,012,430
Chile - 2.8%
Banco Santander Chile sponsored ADR	22,125	783,446
CAP SA	99,201	1,606,314
Empresa Nacional de Electricidad SA sponsored ADR	19,171	735,208
Vina Concha y Toro SA	38,824	64,401
Vina Concha y Toro SA sponsored ADR	16,685	551,439
TOTAL CHILE		3,740,808
Luxembourg - 0.3%
Millicom International Cellular SA	9,900	479,754
Mexico - 15.5%
America Movil SAB de CV Series L sponsored ADR	293,105	9,628,499
Empresas ICA Sociedad Controladora SA de CV (a)	358,800	650,781
Fomento Economico Mexicano SAB de CV sponsored ADR	90,463	2,561,008
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	50,000	1,028,000
Grupo Mexico SA de CV Series B	1,849,244	1,453,355
Grupo Televisa SA de CV (CPO) sponsored ADR	140,556	2,175,807
Wal-Mart de Mexico SA de CV Series V	1,105,169	3,013,988
TOTAL MEXICO		20,511,438
Common Stocks - continued
	Shares	Value
Panama - 0.5%
Copa Holdings SA Class A	21,500	$ 658,975
Peru - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	117,248	2,480,968
Portugal - 0.4%
Galp Energia SGPS SA Class B	38,600	511,744
United Kingdom - 0.4%
Fresnillo PLC	66,035	518,522
TOTAL COMMON STOCKS (Cost $109,988,065)		121,779,893
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.53% (b)	9,062,498	9,062,498
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,087,500	1,087,500
TOTAL MONEY MARKET FUNDS (Cost $10,149,998)		10,149,998
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $8,000)	$ 8,000	8,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $120,146,063)		131,937,891
NET OTHER ASSETS - 0.4%		522,159
NET ASSETS - 100%		$ 132,460,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,419
Barclays Capital, Inc.	227
Credit Suisse Securities (USA) LLC	295
Deutsche Bank Securities, Inc.	2,996
HSBC Securities (USA), Inc.	2,270
Mizuho Securities (USA), Inc.	227
Societe Generale, New York Branch	566
$ 8,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,540
Fidelity Securities Lending Cash Central Fund	955
Total	$ 14,495
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 131,937,891	$ 130,869,659	$ 1,068,232	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $31,501,550 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,065,000 and repurchase agreements of $8,000) - See accompanying schedule: Unaffiliated issuers (cost $109,996,065)	$ 121,787,893
Fidelity Central Funds (cost $10,149,998)	10,149,998
Total Investments (cost $120,146,063)		$ 131,937,891
Cash		890
Receivable for investments sold		404,318
Receivable for fund shares sold		380,890
Dividends receivable		1,743,448
Interest receivable		10
Distributions receivable from Fidelity Central Funds		3,162
Prepaid expenses		1,063
Other receivables		2,462
Total assets		134,474,134

Liabilities
Payable for investments purchased	$ 396,833
Payable for fund shares redeemed	322,524
Accrued management fee	80,165
Distribution fees payable	52,375
Other affiliated payables	36,537
Other payables and accrued expenses	38,150
Collateral on securities loaned, at value	1,087,500
Total liabilities		2,014,084

Net Assets		$ 132,460,050
Net Assets consist of:
Paid in capital		$ 189,590,472
Undistributed net investment income		748,665
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,673,628)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,794,541
Net Assets		$ 132,460,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,252,304 ÷ 2,143,412 shares)	$ 29.98

Maximum offering price per share (100/94.25 of $29.98)	$ 31.81
Class T: Net Asset Value and redemption price per share ($21,606,678 ÷ 722,651 shares)	$ 29.90

Maximum offering price per share (100/96.50 of $29.90)	$ 30.98
Class B: Net Asset Value and offering price per share ($13,119,597 ÷ 444,463 shares)A	$ 29.52

Class C: Net Asset Value and offering price per share ($25,843,831 ÷ 878,937 shares)A	$ 29.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,637,640 ÷ 250,032 shares)	$ 30.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,615,415
Interest		2,596
Income from Fidelity Central Funds		14,495
		2,632,506
Less foreign taxes withheld		(212,143)
Total income		2,420,363

Expenses
Management fee	$ 413,371
Transfer agent fees	159,162
Distribution fees	286,351
Accounting and security lending fees	30,213
Custodian fees and expenses	39,757
Independent trustees' compensation	458
Registration fees	69,498
Audit	28,030
Legal	386
Miscellaneous	1,209
Total expenses before reductions	1,028,435
Expense reductions	(22,806)	1,005,629
Net investment income (loss)		1,414,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(36,215,254)
Foreign currency transactions	23,549
Total net realized gain (loss)		(36,191,705)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,246,146
Assets and liabilities in foreign currencies	36,998
Total change in net unrealized appreciation (depreciation)		51,283,144
Net gain (loss)		15,091,439
Net increase (decrease) in net assets resulting from operations		$ 16,506,173

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,414,734	$ 2,177,015
Net realized gain (loss)	(36,191,705)	(32,101,879)
Change in net unrealized appreciation (depreciation)	51,283,144	(169,265,042)
Net increase (decrease) in net assets resulting from operations	16,506,173	(199,189,906)
Distributions to shareholders from net investment income	(2,033,085)	(1,251,485)
Distributions to shareholders from net realized gain	-	(4,625,712)
Total distributions	(2,033,085)	(5,877,197)
Share transactions - net increase (decrease)	(8,862,605)	40,641,905
Redemption fees	17,080	320,135
Total increase (decrease) in net assets	5,627,563	(164,105,063)

Net Assets
Beginning of period	126,832,487	290,937,550
End of period (including undistributed net investment income of $748,665 and undistributed net investment income of $1,369,261, respectively)	$ 132,460,050	$ 126,832,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 61.60	$ 37.85	$ 27.16	$ 16.72	$ 12.49
Income from Investment Operations
Net investment income (loss) E	.35	.53 H	.42	.58	.42	.24
Net realized and unrealized gain (loss)	3.78	(34.41)	24.52	10.94	10.14	4.09
Total from investment operations	4.13	(33.88)	24.94	11.52	10.56	4.33
Distributions from net investment income	(.59)	(.39)	(.46)	(.34)	(.17)	(.11)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.59)	(1.34)	(1.23)	(.89)	(.17)	(.11)
Redemption fees added to paid in capital E	- J	.06	.04	.06	.05	.01
Net asset value, end of period	$ 29.98	$ 26.44	$ 61.60	$ 37.85	$ 27.16	$ 16.72
Total Return B, C, D	16.35%	(56.11)%	67.94%	43.54%	63.94%	34.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.43%	1.45%	1.62%	1.93%	3.07%
Expenses net of fee waivers, if any	1.50% A	1.43%	1.45%	1.50%	1.56%	2.02%
Expenses net of all reductions	1.50% A	1.41%	1.43%	1.47%	1.50%	1.98%
Net investment income (loss)	2.70% A	1.00% H	.88%	1.70%	1.88%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,252	$ 62,702	$ 132,524	$ 56,662	$ 13,736	$ 1,954
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 26.21	$ 61.09	$ 37.56	$ 26.98	$ 16.63	$ 12.44
Income from Investment Operations
Net investment income (loss) E	.31	.38 H	.28	.49	.36	.20
Net realized and unrealized gain (loss)	3.80	(34.13)	24.35	10.86	10.09	4.07
Total from investment operations	4.11	(33.75)	24.63	11.35	10.45	4.27
Distributions from net investment income	(.42)	(.24)	(.37)	(.28)	(.15)	(.09)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.42)	(1.19)	(1.14)	(.83)	(.15)	(.09)
Redemption fees added to paid in capital E	- J	.06	.04	.06	.05	.01
Net asset value, end of period	$ 29.90	$ 26.21	$ 61.09	$ 37.56	$ 26.98	$ 16.63
Total Return B, C, D	16.20%	(56.23)%	67.50%	43.11%	63.57%	34.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.71%	1.72%	1.89%	2.26%	3.47%
Expenses net of fee waivers, if any	1.75% A	1.71%	1.72%	1.75%	1.82%	2.27%
Expenses net of all reductions	1.75% A	1.69%	1.71%	1.72%	1.77%	2.23%
Net investment income (loss)	2.45% A	.72% H	.61%	1.45%	1.61%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,607	$ 19,709	$ 46,960	$ 23,723	$ 9,144	$ 2,585
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.65	$ 59.87	$ 36.87	$ 26.54	$ 16.40	$ 12.29
Income from Investment Operations
Net investment income (loss) E	.25	.11 H	.05	.31	.24	.13
Net realized and unrealized gain (loss)	3.79	(33.44)	23.91	10.68	9.95	4.02
Total from investment operations	4.04	(33.33)	23.96	10.99	10.19	4.15
Distributions from net investment income	(.17)	-	(.22)	(.17)	(.10)	(.05)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.17)	(.95)	(.99)	(.72)	(.10)	(.05)
Redemption fees added to paid in capital E	- J	.06	.03	.06	.05	.01
Net asset value, end of period	$ 29.52	$ 25.65	$ 59.87	$ 36.87	$ 26.54	$ 16.40
Total Return B, C, D	15.92%	(56.46)%	66.68%	42.36%	62.73%	33.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.21%	2.22%	2.42%	2.73%	3.67%
Expenses net of fee waivers, if any	2.25% A	2.21%	2.22%	2.25%	2.34%	2.77%
Expenses net of all reductions	2.25% A	2.20%	2.20%	2.22%	2.28%	2.73%
Net investment income (loss)	1.95% A	.21% H	.11%	.95%	1.10%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,120	$ 12,623	$ 32,143	$ 17,402	$ 8,998	$ 3,222
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.54	$ 59.63	$ 36.74	$ 26.48	$ 16.35	$ 12.25
Income from Investment Operations
Net investment income (loss) E	.24	.13 H	.07	.31	.24	.13
Net realized and unrealized gain (loss)	3.78	(33.30)	23.80	10.65	9.94	4.01
Total from investment operations	4.02	(33.17)	23.87	10.96	10.18	4.14
Distributions from net investment income	(.16)	(.03)	(.24)	(.21)	(.10)	(.05)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.16)	(.98)	(1.01)	(.76)	(.10)	(.05)
Redemption fees added to paid in capital E	- J	.06	.03	.06	.05	.01
Net asset value, end of period	$ 29.40	$ 25.54	$ 59.63	$ 36.74	$ 26.48	$ 16.35
Total Return B, C, D	15.89%	(56.44)%	66.66%	42.38%	62.86%	33.98%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.18%	2.18%	2.34%	2.69%	3.83%
Expenses net of fee waivers, if any	2.25% A	2.18%	2.18%	2.25%	2.32%	2.77%
Expenses net of all reductions	2.25% A	2.17%	2.17%	2.22%	2.26%	2.73%
Net investment income (loss)	1.95% A	.24% H	.14%	.95%	1.12%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,844	$ 24,611	$ 60,415	$ 29,189	$ 9,252	$ 2,167
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 27.02	$ 62.89	$ 38.56	$ 27.64	$ 16.97	$ 12.64
Income from Investment Operations
Net investment income (loss) D	.39	.71 G	.58	.66	.46	.28
Net realized and unrealized gain (loss)	3.83	(35.14)	25.01	11.13	10.33	4.15
Total from investment operations	4.22	(34.43)	25.59	11.79	10.79	4.43
Distributions from net investment income	(.69)	(.55)	(.53)	(.38)	(.17)	(.11)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.69)	(1.50)	(1.30)	(.93)	(.17)	(.11)
Redemption fees added to paid in capital D	- I	.06	.04	.06	.05	.01
Net asset value, end of period	$ 30.55	$ 27.02	$ 62.89	$ 38.56	$ 27.64	$ 16.97
Total Return B, C	16.48%	(55.97)%	68.51%	43.79%	64.36%	35.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.27% A	1.14%	1.12%	1.26%	1.59%	2.14%
Expenses net of fee waivers, if any	1.25% A	1.14%	1.12%	1.25%	1.36%	1.77%
Expenses net of all reductions	1.25% A	1.12%	1.11%	1.23%	1.30%	1.73%
Net investment income (loss)	2.96% A	1.29% G	1.21%	1.94%	2.08%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,638	$ 7,189	$ 18,897	$ 6,335	$ 4,810	$ 3,440
Portfolio turnover rate F	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,959,990
Unrealized depreciation	(21,239,965)
Net unrealized appreciation (depreciation)	9,720,025
Cost for federal income tax purposes	$ 122,217,866

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,845,669 and $38,982,690, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 71,309	$ 296
Class T	.25%	.25%	45,652	450
Class B	.75%	.25%	58,109	43,708
Class C	.75%	.25%	111,281	26,512
			$ 286,351	$ 70,966

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,744
Class T	3,471
Class B*	26,768
Class C*	6,265
$ 56,248

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 77,813.27
Class T	27,178.30
Class B	16,030.28
Class C	30,548.27
Institutional Class	7,593.26
	$ 159,162

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $363 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $955.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 10,398
Class T	1.75%	5,383
Class B	2.25%	2,220
Class C	2.25%	4,167
Institutional Class	1.25%	628
		$ 22,796

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 1,351,228	$ 858,859
Class T	302,644	187,433
Class B	80,164	-
Class C	140,438	31,775
Institutional Class	158,611	173,418
Total	$ 2,033,085	$ 1,251,485
From net realized gain
Class A	$ -	$ 2,092,092
Class T	-	742,575
Class B	-	516,624
Class C	-	973,748
Institutional Class	-	300,673
Total	$ -	$ 4,625,712

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	256,579	1,804,080	$ 6,734,081	$ 103,513,609
Reinvestment of distributions	54,590	44,760	1,233,366	2,663,650
Shares redeemed	(538,996)	(1,629,019)	(13,369,636)	(76,716,074)
Net increase (decrease)	(227,827)	219,821	$ (5,402,189)	$ 29,461,185
Class T
Shares sold	126,888	455,941	$ 3,371,453	$ 25,880,888
Reinvestment of distributions	12,820	15,156	291,028	896,344
Shares redeemed	(168,935)	(487,974)	(4,085,660)	(22,726,188)
Net increase (decrease)	(29,227)	(16,877)	$ (423,179)	$ 4,051,044
Class B
Shares sold	39,795	230,078	$ 1,037,975	$ 12,689,809
Reinvestment of distributions	3,068	8,122	71,250	472,231
Shares redeemed	(90,425)	(283,070)	(2,252,825)	(12,786,098)
Net increase (decrease)	(47,562)	(44,870)	$ (1,143,600)	$ 375,942

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class C
Shares sold	110,439	559,295	$ 2,952,440	$ 31,685,538
Reinvestment of distributions	5,111	14,808	118,793	856,928
Shares redeemed	(200,139)	(623,778)	(4,769,279)	(28,689,395)
Net increase (decrease)	(84,589)	(49,675)	$ (1,698,046)	$ 3,853,071
Institutional Class
Shares sold	68,493	361,455	$ 1,946,397	$ 21,471,831
Reinvestment of distributions	4,984	5,443	114,341	330,045
Shares redeemed	(89,499)	(401,317)	(2,256,329)	(18,901,213)
Net increase (decrease)	(16,022)	(34,419)	$ (195,591)	$ 2,900,663

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAF-USAN-0609
1.784896.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,163.50	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,162.00	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,159.20	$ 12.05
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,158.90	$ 12.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,164.80	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	20.4	16.7
Companhia Vale do Rio Doce (Brazil, Metals & Mining)	14.6	11.1
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	7.3	7.5
Itau Unibanco Banco Multiple SA (Brazil, Metals & Mining)	6.7	0.0
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	3.6	4.0
	52.6
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	24.4	21.3
Energy	22.4	17.0
Telecommunication Services	12.6	13.8
Financials	11.9	16.8
Consumer Staples	6.9	6.3
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	68.1	67.1
Mexico	15.5	21.8
Chile	2.8	2.6
Peru	1.9	0.8
Bermuda	1.2	2.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 91.9%	Stocks 96.9%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 3.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
Bermuda - 1.2%
Dufry South America Ltd. unit	133,219	$ 1,103,788
GP Investments, Ltd. unit (a)	143,141	484,347
TOTAL BERMUDA		1,588,135
Brazil - 68.1%
AES Tiete SA (PN) (non-vtg.)	178,245	1,476,851
America Latina Logistica SA unit	170,500	876,298
Banco Bradesco SA:
(PN)	123,884	1,540,796
(PN) sponsored ADR	255,200	3,133,856
BM&F BOVESPA SA	171,800	707,012
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	39,900	2,249,562
sponsored ADR	3,260	148,167
Companhia de Saneamento de Minas Gerais	2,764	29,966
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	123,500	1,858,675
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	45,800	848,216
Companhia Vale do Rio Doce:
(PN-A)	75,000	1,054,208
(PN-A) sponsored ADR	840,000	11,533,200
sponsored ADR	409,000	6,752,590
Eletropaulo Metropolitana SA (PN-B)	76,060	992,941
Equatorial Energia SA	73,000	454,967
Gerdau SA sponsored ADR (d)	269,100	1,910,610
GVT Holding SA (a)	51,600	682,353
Itau Unibanco Banco Multiplo SA	195,177	2,713,085
Itau Unibanco Banco Multiplo SA ADR	448,929	6,163,795
Net Servicos de Comunicacao SA:
sponsored ADR	7,500	61,050
(PN) (a)	215,500	1,765,820
OGX Petroleo e Gas Participacoes SA	5,100	2,143,098
Petroleo Brasileiro SA - Petrobras:
(ON)	19,800	333,629
(PN) (non-vtg.)	314,800	4,263,644
(PN) sponsored ADR (non-vtg.)	439,300	11,852,314
sponsored ADR	315,500	10,591,335
Profarma Distribuidora de Produtos Farmaceuticos SA	58,100	195,265
Redecard SA	139,300	1,754,825
Souza Cruz Industria Comerico	28,400	605,153
Tegma Gestao Logistica	120,500	364,208
Common Stocks - continued
	Shares	Value
Brazil - continued
Tele Norte Leste Participacoes SA:
(ON)	35,200	$ 664,421
sponsored ADR (non-vtg.)	109,200	1,698,060
Terna Participacoes SA unit	67,300	1,135,540
Tractebel Energia SA	104,200	859,539
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	27,750	382,317
(PN-A) (non-vtg.)	119,200	1,769,782
Vivo Participacoes SA:
(PN)	6,552	105,458
sponsored ADR	218,846	3,492,782
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	4,980	43,266
sponsored ADR (non-vtg.)	122,250	1,068,465
TOTAL BRAZIL		90,277,119
Canada - 0.8%
Jaguar Mining, Inc. (a)	17,400	102,512
Yamana Gold, Inc.	116,000	909,918
TOTAL CANADA		1,012,430
Chile - 2.8%
Banco Santander Chile sponsored ADR	22,125	783,446
CAP SA	99,201	1,606,314
Empresa Nacional de Electricidad SA sponsored ADR	19,171	735,208
Vina Concha y Toro SA	38,824	64,401
Vina Concha y Toro SA sponsored ADR	16,685	551,439
TOTAL CHILE		3,740,808
Luxembourg - 0.3%
Millicom International Cellular SA	9,900	479,754
Mexico - 15.5%
America Movil SAB de CV Series L sponsored ADR	293,105	9,628,499
Empresas ICA Sociedad Controladora SA de CV (a)	358,800	650,781
Fomento Economico Mexicano SAB de CV sponsored ADR	90,463	2,561,008
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	50,000	1,028,000
Grupo Mexico SA de CV Series B	1,849,244	1,453,355
Grupo Televisa SA de CV (CPO) sponsored ADR	140,556	2,175,807
Wal-Mart de Mexico SA de CV Series V	1,105,169	3,013,988
TOTAL MEXICO		20,511,438
Common Stocks - continued
	Shares	Value
Panama - 0.5%
Copa Holdings SA Class A	21,500	$ 658,975
Peru - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	117,248	2,480,968
Portugal - 0.4%
Galp Energia SGPS SA Class B	38,600	511,744
United Kingdom - 0.4%
Fresnillo PLC	66,035	518,522
TOTAL COMMON STOCKS (Cost $109,988,065)		121,779,893
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.53% (b)	9,062,498	9,062,498
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,087,500	1,087,500
TOTAL MONEY MARKET FUNDS (Cost $10,149,998)		10,149,998
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $8,000)	$ 8,000	8,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $120,146,063)		131,937,891
NET OTHER ASSETS - 0.4%		522,159
NET ASSETS - 100%		$ 132,460,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,419
Barclays Capital, Inc.	227
Credit Suisse Securities (USA) LLC	295
Deutsche Bank Securities, Inc.	2,996
HSBC Securities (USA), Inc.	2,270
Mizuho Securities (USA), Inc.	227
Societe Generale, New York Branch	566
$ 8,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,540
Fidelity Securities Lending Cash Central Fund	955
Total	$ 14,495
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 131,937,891	$ 130,869,659	$ 1,068,232	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $31,501,550 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,065,000 and repurchase agreements of $8,000) - See accompanying schedule: Unaffiliated issuers (cost $109,996,065)	$ 121,787,893
Fidelity Central Funds (cost $10,149,998)	10,149,998
Total Investments (cost $120,146,063)		$ 131,937,891
Cash		890
Receivable for investments sold		404,318
Receivable for fund shares sold		380,890
Dividends receivable		1,743,448
Interest receivable		10
Distributions receivable from Fidelity Central Funds		3,162
Prepaid expenses		1,063
Other receivables		2,462
Total assets		134,474,134

Liabilities
Payable for investments purchased	$ 396,833
Payable for fund shares redeemed	322,524
Accrued management fee	80,165
Distribution fees payable	52,375
Other affiliated payables	36,537
Other payables and accrued expenses	38,150
Collateral on securities loaned, at value	1,087,500
Total liabilities		2,014,084

Net Assets		$ 132,460,050
Net Assets consist of:
Paid in capital		$ 189,590,472
Undistributed net investment income		748,665
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,673,628)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,794,541
Net Assets		$ 132,460,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,252,304 ÷ 2,143,412 shares)	$ 29.98

Maximum offering price per share (100/94.25 of $29.98)	$ 31.81
Class T: Net Asset Value and redemption price per share ($21,606,678 ÷ 722,651 shares)	$ 29.90

Maximum offering price per share (100/96.50 of $29.90)	$ 30.98
Class B: Net Asset Value and offering price per share ($13,119,597 ÷ 444,463 shares)A	$ 29.52

Class C: Net Asset Value and offering price per share ($25,843,831 ÷ 878,937 shares)A	$ 29.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,637,640 ÷ 250,032 shares)	$ 30.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,615,415
Interest		2,596
Income from Fidelity Central Funds		14,495
		2,632,506
Less foreign taxes withheld		(212,143)
Total income		2,420,363

Expenses
Management fee	$ 413,371
Transfer agent fees	159,162
Distribution fees	286,351
Accounting and security lending fees	30,213
Custodian fees and expenses	39,757
Independent trustees' compensation	458
Registration fees	69,498
Audit	28,030
Legal	386
Miscellaneous	1,209
Total expenses before reductions	1,028,435
Expense reductions	(22,806)	1,005,629
Net investment income (loss)		1,414,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(36,215,254)
Foreign currency transactions	23,549
Total net realized gain (loss)		(36,191,705)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,246,146
Assets and liabilities in foreign currencies	36,998
Total change in net unrealized appreciation (depreciation)		51,283,144
Net gain (loss)		15,091,439
Net increase (decrease) in net assets resulting from operations		$ 16,506,173

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,414,734	$ 2,177,015
Net realized gain (loss)	(36,191,705)	(32,101,879)
Change in net unrealized appreciation (depreciation)	51,283,144	(169,265,042)
Net increase (decrease) in net assets resulting from operations	16,506,173	(199,189,906)
Distributions to shareholders from net investment income	(2,033,085)	(1,251,485)
Distributions to shareholders from net realized gain	-	(4,625,712)
Total distributions	(2,033,085)	(5,877,197)
Share transactions - net increase (decrease)	(8,862,605)	40,641,905
Redemption fees	17,080	320,135
Total increase (decrease) in net assets	5,627,563	(164,105,063)

Net Assets
Beginning of period	126,832,487	290,937,550
End of period (including undistributed net investment income of $748,665 and undistributed net investment income of $1,369,261, respectively)	$ 132,460,050	$ 126,832,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 61.60	$ 37.85	$ 27.16	$ 16.72	$ 12.49
Income from Investment Operations
Net investment income (loss) E	.35	.53 H	.42	.58	.42	.24
Net realized and unrealized gain (loss)	3.78	(34.41)	24.52	10.94	10.14	4.09
Total from investment operations	4.13	(33.88)	24.94	11.52	10.56	4.33
Distributions from net investment income	(.59)	(.39)	(.46)	(.34)	(.17)	(.11)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.59)	(1.34)	(1.23)	(.89)	(.17)	(.11)
Redemption fees added to paid in capital E	- J	.06	.04	.06	.05	.01
Net asset value, end of period	$ 29.98	$ 26.44	$ 61.60	$ 37.85	$ 27.16	$ 16.72
Total Return B, C, D	16.35%	(56.11)%	67.94%	43.54%	63.94%	34.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.43%	1.45%	1.62%	1.93%	3.07%
Expenses net of fee waivers, if any	1.50% A	1.43%	1.45%	1.50%	1.56%	2.02%
Expenses net of all reductions	1.50% A	1.41%	1.43%	1.47%	1.50%	1.98%
Net investment income (loss)	2.70% A	1.00% H	.88%	1.70%	1.88%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,252	$ 62,702	$ 132,524	$ 56,662	$ 13,736	$ 1,954
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 26.21	$ 61.09	$ 37.56	$ 26.98	$ 16.63	$ 12.44
Income from Investment Operations
Net investment income (loss) E	.31	.38 H	.28	.49	.36	.20
Net realized and unrealized gain (loss)	3.80	(34.13)	24.35	10.86	10.09	4.07
Total from investment operations	4.11	(33.75)	24.63	11.35	10.45	4.27
Distributions from net investment income	(.42)	(.24)	(.37)	(.28)	(.15)	(.09)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.42)	(1.19)	(1.14)	(.83)	(.15)	(.09)
Redemption fees added to paid in capital E	- J	.06	.04	.06	.05	.01
Net asset value, end of period	$ 29.90	$ 26.21	$ 61.09	$ 37.56	$ 26.98	$ 16.63
Total Return B, C, D	16.20%	(56.23)%	67.50%	43.11%	63.57%	34.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.71%	1.72%	1.89%	2.26%	3.47%
Expenses net of fee waivers, if any	1.75% A	1.71%	1.72%	1.75%	1.82%	2.27%
Expenses net of all reductions	1.75% A	1.69%	1.71%	1.72%	1.77%	2.23%
Net investment income (loss)	2.45% A	.72% H	.61%	1.45%	1.61%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,607	$ 19,709	$ 46,960	$ 23,723	$ 9,144	$ 2,585
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.65	$ 59.87	$ 36.87	$ 26.54	$ 16.40	$ 12.29
Income from Investment Operations
Net investment income (loss) E	.25	.11 H	.05	.31	.24	.13
Net realized and unrealized gain (loss)	3.79	(33.44)	23.91	10.68	9.95	4.02
Total from investment operations	4.04	(33.33)	23.96	10.99	10.19	4.15
Distributions from net investment income	(.17)	-	(.22)	(.17)	(.10)	(.05)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.17)	(.95)	(.99)	(.72)	(.10)	(.05)
Redemption fees added to paid in capital E	- J	.06	.03	.06	.05	.01
Net asset value, end of period	$ 29.52	$ 25.65	$ 59.87	$ 36.87	$ 26.54	$ 16.40
Total Return B, C, D	15.92%	(56.46)%	66.68%	42.36%	62.73%	33.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.21%	2.22%	2.42%	2.73%	3.67%
Expenses net of fee waivers, if any	2.25% A	2.21%	2.22%	2.25%	2.34%	2.77%
Expenses net of all reductions	2.25% A	2.20%	2.20%	2.22%	2.28%	2.73%
Net investment income (loss)	1.95% A	.21% H	.11%	.95%	1.10%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,120	$ 12,623	$ 32,143	$ 17,402	$ 8,998	$ 3,222
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.54	$ 59.63	$ 36.74	$ 26.48	$ 16.35	$ 12.25
Income from Investment Operations
Net investment income (loss) E	.24	.13 H	.07	.31	.24	.13
Net realized and unrealized gain (loss)	3.78	(33.30)	23.80	10.65	9.94	4.01
Total from investment operations	4.02	(33.17)	23.87	10.96	10.18	4.14
Distributions from net investment income	(.16)	(.03)	(.24)	(.21)	(.10)	(.05)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.16)	(.98)	(1.01)	(.76)	(.10)	(.05)
Redemption fees added to paid in capital E	- J	.06	.03	.06	.05	.01
Net asset value, end of period	$ 29.40	$ 25.54	$ 59.63	$ 36.74	$ 26.48	$ 16.35
Total Return B, C, D	15.89%	(56.44)%	66.66%	42.38%	62.86%	33.98%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.18%	2.18%	2.34%	2.69%	3.83%
Expenses net of fee waivers, if any	2.25% A	2.18%	2.18%	2.25%	2.32%	2.77%
Expenses net of all reductions	2.25% A	2.17%	2.17%	2.22%	2.26%	2.73%
Net investment income (loss)	1.95% A	.24% H	.14%	.95%	1.12%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,844	$ 24,611	$ 60,415	$ 29,189	$ 9,252	$ 2,167
Portfolio turnover rate G	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 27.02	$ 62.89	$ 38.56	$ 27.64	$ 16.97	$ 12.64
Income from Investment Operations
Net investment income (loss) D	.39	.71 G	.58	.66	.46	.28
Net realized and unrealized gain (loss)	3.83	(35.14)	25.01	11.13	10.33	4.15
Total from investment operations	4.22	(34.43)	25.59	11.79	10.79	4.43
Distributions from net investment income	(.69)	(.55)	(.53)	(.38)	(.17)	(.11)
Distributions from net realized gain	-	(.95)	(.77)	(.55)	-	-
Total distributions	(.69)	(1.50)	(1.30)	(.93)	(.17)	(.11)
Redemption fees added to paid in capital D	- I	.06	.04	.06	.05	.01
Net asset value, end of period	$ 30.55	$ 27.02	$ 62.89	$ 38.56	$ 27.64	$ 16.97
Total Return B, C	16.48%	(55.97)%	68.51%	43.79%	64.36%	35.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.27% A	1.14%	1.12%	1.26%	1.59%	2.14%
Expenses net of fee waivers, if any	1.25% A	1.14%	1.12%	1.25%	1.36%	1.77%
Expenses net of all reductions	1.25% A	1.12%	1.11%	1.23%	1.30%	1.73%
Net investment income (loss)	2.96% A	1.29% G	1.21%	1.94%	2.08%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,638	$ 7,189	$ 18,897	$ 6,335	$ 4,810	$ 3,440
Portfolio turnover rate F	41% A	48%	49%	50%	42%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,959,990
Unrealized depreciation	(21,239,965)
Net unrealized appreciation (depreciation)	9,720,025
Cost for federal income tax purposes	$ 122,217,866

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,845,669 and $38,982,690, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 71,309	$ 296
Class T	.25%	.25%	45,652	450
Class B	.75%	.25%	58,109	43,708
Class C	.75%	.25%	111,281	26,512
			$ 286,351	$ 70,966

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,744
Class T	3,471
Class B*	26,768
Class C*	6,265
$ 56,248

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 77,813.27
Class T	27,178.30
Class B	16,030.28
Class C	30,548.27
Institutional Class	7,593.26
	$ 159,162

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $363 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $955.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 10,398
Class T	1.75%	5,383
Class B	2.25%	2,220
Class C	2.25%	4,167
Institutional Class	1.25%	628
		$ 22,796

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 1,351,228	$ 858,859
Class T	302,644	187,433
Class B	80,164	-
Class C	140,438	31,775
Institutional Class	158,611	173,418
Total	$ 2,033,085	$ 1,251,485
From net realized gain
Class A	$ -	$ 2,092,092
Class T	-	742,575
Class B	-	516,624
Class C	-	973,748
Institutional Class	-	300,673
Total	$ -	$ 4,625,712

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	256,579	1,804,080	$ 6,734,081	$ 103,513,609
Reinvestment of distributions	54,590	44,760	1,233,366	2,663,650
Shares redeemed	(538,996)	(1,629,019)	(13,369,636)	(76,716,074)
Net increase (decrease)	(227,827)	219,821	$ (5,402,189)	$ 29,461,185
Class T
Shares sold	126,888	455,941	$ 3,371,453	$ 25,880,888
Reinvestment of distributions	12,820	15,156	291,028	896,344
Shares redeemed	(168,935)	(487,974)	(4,085,660)	(22,726,188)
Net increase (decrease)	(29,227)	(16,877)	$ (423,179)	$ 4,051,044
Class B
Shares sold	39,795	230,078	$ 1,037,975	$ 12,689,809
Reinvestment of distributions	3,068	8,122	71,250	472,231
Shares redeemed	(90,425)	(283,070)	(2,252,825)	(12,786,098)
Net increase (decrease)	(47,562)	(44,870)	$ (1,143,600)	$ 375,942

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class C
Shares sold	110,439	559,295	$ 2,952,440	$ 31,685,538
Reinvestment of distributions	5,111	14,808	118,793	856,928
Shares redeemed	(200,139)	(623,778)	(4,769,279)	(28,689,395)
Net increase (decrease)	(84,589)	(49,675)	$ (1,698,046)	$ 3,853,071
Institutional Class
Shares sold	68,493	361,455	$ 1,946,397	$ 21,471,831
Reinvestment of distributions	4,984	5,443	114,341	330,045
Shares redeemed	(89,499)	(401,317)	(2,256,329)	(18,901,213)
Net increase (decrease)	(16,022)	(34,419)	$ (195,591)	$ 2,900,663

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAFI-USAN-0609
1.784897.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.35%
Actual		$ 1,000.00	$ 924.70	$ 6.44
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class T	1.61%
Actual		$ 1,000.00	$ 923.70	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.10%
Actual		$ 1,000.00	$ 921.50	$ 10.00
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Class C	2.09%
Actual		$ 1,000.00	$ 921.40	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Institutional Class	1.10%
Actual		$ 1,000.00	$ 926.50	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.2	2.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.4
Unibail-Rodamco (France, Real Estate Investment Trusts)	1.9	0.0
Deutsche Boerse AG (Germany, Diversified Financial Services)	1.3	0.3
	9.5
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	24.3
Consumer Discretionary	14.1	9.0
Consumer Staples	11.8	13.7
Energy	9.2	9.0
Health Care	7.7	11.9
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	24.9	29.0
Japan	16.2	13.5
France	12.2	12.8
Germany	10.1	9.2
Switzerland	7.1	9.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 98.7%	Stocks 98.5%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 1.5%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
Australia - 3.1%
AMP Ltd.	633,700	$ 2,391
ASX Ltd.	61,262	1,457
Australia & New Zealand Banking Group Ltd.	138,019	1,596
Australian Wealth Management Ltd.	953,300	679
BHP Billiton Ltd.	220,519	5,330
Billabong International Ltd.	147,101	1,123
Commonwealth Bank of Australia	181,004	4,621
McGuigan Simeon Wines Ltd. (a)	614,691	123
National Australia Bank Ltd.	170,722	2,561
Navitas Ltd.	635,200	1,058
Newcrest Mining Ltd.	71,511	1,557
Rio Tinto Ltd.	30,300	1,419
Seek Ltd.	226,300	541
Wesfarmers Ltd.	54,854	903
Westfield Group unit	370,960	2,894
TOTAL AUSTRALIA		28,253
Belgium - 1.3%
Anheuser-Busch InBev NV (d)	323,800	9,910
Fortis	236,700	582
Hamon & Compagnie International SA	60,300	1,661
TOTAL BELGIUM		12,153
Bermuda - 0.9%
Lancashire Holdings Ltd. (a)	228,300	1,609
Signet Jewelers Ltd.	22,000	349
Signet Jewelers Ltd. (United Kingdom)	419,305	6,640
TOTAL BERMUDA		8,598
Brazil - 0.9%
Petroleo Brasileiro SA - Petrobras sponsored ADR	60,600	2,034
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	372,000	6,198
TOTAL BRAZIL		8,232
Canada - 0.7%
Canadian Natural Resources Ltd.	54,100	2,494
Open Text Corp. (a)	37,600	1,238
Suncor Energy, Inc.	94,000	2,366
TOTAL CANADA		6,098
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	10,400	2,422
China Merchants Bank Co. Ltd. (H Shares)	1,979,500	3,537
Common Stocks - continued
	Shares	Value (000s)
China - continued
Industrial & Commercial Bank of China Ltd.	1,875,000	$ 1,067
Parkson Retail Group Ltd.	829,500	1,042
TOTAL CHINA		8,068
Denmark - 1.5%
Carlsberg AS Series B	20,000	962
Novo Nordisk AS:
Series B	109,300	5,200
Series B sponsored ADR	157,100	7,464
TOTAL DENMARK		13,626
Finland - 0.6%
Nokia Corp.	312,300	4,435
Nokia Corp. sponsored ADR	71,900	1,017
TOTAL FINLAND		5,452
France - 12.2%
Accor SA	88,500	3,744
Alstom SA	128,000	7,977
AXA SA	124,073	2,084
AXA SA sponsored ADR	101,800	1,749
BNP Paribas SA	157,281	8,278
Carrefour SA (d)	67,200	2,724
CNP Assurances (d)	32,800	2,585
Danone (d)	69,700	3,315
Electricite de France	37,600	1,741
Essilor International SA	45,400	1,956
Iliad Group SA	18,000	1,890
Ingenico SA	245,300	4,490
Ipsos SA	58,500	1,327
L'Air Liquide SA (d)	28,358	2,307
Lafarge SA (Bearer) (d)	36,600	2,065
Meetic (a)	33,500	747
Nexity	39,300	1,267
Pernod Ricard SA	76,500	4,517
Pernod Ricard SA rights 4/29/09 (a)	68,200	291
Remy Cointreau SA	43,622	1,438
Sanofi-Aventis sponsored ADR (d)	240,400	6,904
Societe Generale Series A	121,600	6,213
Sodexo SA (d)	55,900	2,685
Total SA:
Series B	161,788	8,093
sponsored ADR	172,600	8,582
Common Stocks - continued
	Shares	Value (000s)
France - continued
Unibail-Rodamco	114,900	$ 17,130
Veolia Environnement (d)	97,900	2,681
Vivendi (d)	142,145	3,821
TOTAL FRANCE		112,601
Germany - 10.1%
Allianz AG (Reg.) (d)	49,600	4,494
BASF AG (d)	50,800	1,897
Bayer AG (d)	92,900	4,566
Bayerische Motoren Werke AG (BMW) (d)	158,000	5,420
Daimler AG	52,300	1,867
Daimler AG (Reg.)	112,800	4,027
Deutsche Bank AG	68,900	3,612
Deutsche Bank AG (NY Shares)	47,800	2,506
Deutsche Boerse AG	169,100	12,376
Deutsche Post AG	139,300	1,593
E.ON AG (d)	300,437	10,067
Fresenius SE	73,000	2,992
Metro AG (d)	209,000	8,795
Munich Re Group (Reg.) (d)	58,200	7,958
SAP AG	103,500	3,942
SAP AG sponsored ADR (d)	216,000	8,227
Siemens AG (Reg.)	59,200	3,962
Vossloh AG	47,200	4,812
TOTAL GERMANY		93,113
Hong Kong - 3.0%
Dynasty Fine Wines Group Ltd.	714,000	124
Esprit Holdings Ltd.	667,100	4,087
Hang Lung Properties Ltd.	984,000	2,764
Hang Seng Bank Ltd.	77,200	856
Hong Kong Exchange & Clearing Ltd.	906,300	10,439
Hutchison Whampoa Ltd.	969,000	5,707
Swire Pacific Ltd. (A Shares)	468,500	3,662
Techtronic Industries Co. Ltd.	198,000	117
TOTAL HONG KONG		27,756
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	5,015	131
Common Stocks - continued
	Shares	Value (000s)
Ireland - 1.1%
CRH PLC	291,900	$ 7,587
Paddy Power PLC (Ireland)	142,300	2,620
TOTAL IRELAND		10,207
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,800	2,186
Italy - 1.9%
ENI SpA	257,191	5,518
ENI SpA sponsored ADR	78,000	3,330
Fiat SpA	122,200	1,194
Intesa Sanpaolo SpA	1,979,400	6,304
Tod's SpA	17,700	904
TOTAL ITALY		17,250
Japan - 16.2%
Asahi Glass Co. Ltd.	150,000	897
Canon, Inc.	139,300	4,170
Canon, Inc. sponsored ADR	119,300	3,604
Central Japan Ry Co.	303	1,796
Chubu Electric Power Co., Inc.	92,400	2,032
Denso Corp.	213,500	5,048
East Japan Railway Co.	42,100	2,373
Eisai Co. Ltd.	81,200	2,180
Fast Retailing Co. Ltd.	7,300	767
Hitachi Ltd.	214,000	748
Honda Motor Co. Ltd.	209,600	6,144
Hoya Corp.	55,900	970
Japan Tobacco, Inc.	656	1,649
JFE Holdings, Inc.	72,700	1,986
Jupiter Telecommunications Co.	2,463	1,734
Kansai Electric Power Co., Inc.	95,800	1,951
Kao Corp.	111,000	2,077
KDDI Corp.	519	2,335
Kirin Holdings Co. Ltd.	188,000	2,069
Konica Minolta Holdings, Inc.	221,500	1,830
Kyushu Electric Power Co., Inc.	45,500	939
Lawson, Inc.	8,300	323
Mitsubishi Corp.	98,100	1,510
Mitsubishi Electric Corp.	140,000	746
Mitsubishi Estate Co. Ltd.	285,000	3,726
Mitsubishi UFJ Financial Group, Inc.	2,253,100	12,293
Mitsui O.S.K. Lines Ltd.	144,000	823
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	74,200	$ 3,008
NGK Insulators Ltd.	212,000	3,252
Nippon Telegraph & Telephone Corp.	60,200	2,269
Nomura Holdings, Inc.	776,600	4,688
NTT DoCoMo, Inc.	2,796	3,902
Osaka Gas Co. Ltd.	456,000	1,445
Point, Inc.	19,790	882
Promise Co. Ltd.	245,450	3,244
Rakuten, Inc.	9,441	4,804
Ricoh Co. Ltd.	578,000	7,148
Secom Co. Ltd.	51,700	1,910
Seven & i Holdings Co., Ltd.	105,300	2,380
Sharp Corp.	303,000	3,191
Shiseido Co. Ltd.	52,000	913
Shizuoka Bank Ltd.	137,000	1,235
Softbank Corp.	52,500	831
Sony Corp.	37,700	980
Sony Corp. sponsored ADR	45,100	1,166
Sugi Holdings Co. Ltd.	76,700	1,449
Sumitomo Mitsui Financial Group, Inc.	36,400	1,263
T&D Holdings, Inc.	100,850	3,016
Terumo Corp.	39,300	1,487
Tohoku Electric Power Co., Inc.	55,900	1,166
Tokio Marine Holdings, Inc.	82,100	2,166
Tokyo Electric Power Co.	147,800	3,463
Tokyo Electron Ltd.	44,100	2,017
Tokyo Gas Co. Ltd.	296,000	1,122
Toyota Motor Corp.	270,800	10,721
Toyota Motor Corp. sponsored ADR (d)	78,200	6,190
Yahoo! Japan Corp.	7,527	1,879
TOTAL JAPAN		149,907
Korea (South) - 0.0%
Suheung Capsule Co. Ltd.	3,120	18
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A (d)	180,700	4,261
SES SA (A Shares) FDR unit	286,204	5,084
TOTAL LUXEMBOURG		9,345
Netherlands - 1.6%
Aegon NV	87,100	438
ASML Holding NV (NY Shares)	98,000	2,073
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Gemalto NV (a)	46,200	$ 1,454
Koninklijke Ahold NV	330,400	3,619
Koninklijke KPN NV (d)	409,900	4,927
Royal DSM NV	34,600	1,073
STMicroelectronics NV	137,900	909
Wolters Kluwer NV (Certificaten Van Aandelen)	40,600	668
TOTAL NETHERLANDS		15,161
Netherlands Antilles - 0.1%
Schlumberger Ltd. (NY Shares)	28,600	1,401
Norway - 1.0%
Pronova BioPharma ASA (a)	439,700	1,103
StatoilHydro ASA	154,900	2,887
StatoilHydro ASA sponsored ADR	268,700	4,998
TOTAL NORWAY		8,988
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	1,416,485	3,090
Oil Search Ltd.	546,579	2,039
TOTAL PAPUA NEW GUINEA		5,129
Russia - 0.2%
Vimpel Communications sponsored ADR	176,600	1,664
Singapore - 0.6%
Singapore Exchange Ltd.	1,360,000	5,760
South Africa - 0.6%
Aspen Pharmacare Holdings Ltd.	358,600	1,820
MTN Group Ltd.	314,200	4,081
TOTAL SOUTH AFRICA		5,901
Spain - 1.8%
Banco Santander SA	370,400	3,519
Iberdrola SA	149,200	1,175
Inditex SA (d)	51,800	2,208
Telefonica SA	488,348	9,250
Telefonica SA sponsored ADR	14,000	788
TOTAL SPAIN		16,940
Sweden - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	127,800	1,090
Switzerland - 7.1%
ABB Ltd. sponsored ADR	212,300	3,019
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Adecco SA (Reg.)	73,749	$ 2,902
Compagnie Financiere Richemont Series A	100,780	1,804
Credit Suisse Group sponsored ADR	116,900	4,475
Credit Suisse Group (Reg.)	89,810	3,438
Nestle SA (Reg.)	627,296	20,439
Nobel Biocare Holding AG (Switzerland)	46,972	957
Roche Holding AG (participation certificate)	156,329	19,709
Swisscom AG (Reg.)	418	109
UBS AG:
(For. Reg.)	206,228	2,832
(NY Shares)	199,077	2,715
Zurich Financial Services AG (Reg.)	20,237	3,760
TOTAL SWITZERLAND		66,159
Taiwan - 0.5%
HTC Corp.	187,000	2,531
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	231,900	2,451
TOTAL TAIWAN		4,982
United Kingdom - 24.9%
Aberdeen Asset Management PLC	316,700	614
Aegis Group PLC	1,622,754	2,172
Anglo American PLC:
ADR	103,846	1,118
(United Kingdom)	162,359	3,492
AstraZeneca PLC:
(United Kingdom)	67,000	2,345
sponsored ADR	42,500	1,486
Aviva PLC	148,300	683
BAE Systems PLC	458,900	2,413
Barclays PLC	1,031,000	4,184
Barclays PLC Sponsored ADR (d)	136,700	2,189
BG Group PLC	382,300	6,102
BHP Billiton PLC	475,902	9,874
BlueBay Asset Management	509,900	1,366
BP PLC	1,473,408	10,408
BP PLC sponsored ADR	65,100	2,764
British Land Co. PLC	296,200	1,868
British Sky Broadcasting Group PLC (BSkyB)	403,100	2,869
Cairn Energy PLC (a)	80,700	2,529
Compass Group PLC	622,900	2,961
Diageo PLC	720,100	8,587
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Diageo PLC sponsored ADR	9,800	$ 469
GlaxoSmithKline PLC	321,600	4,952
GlaxoSmithKline PLC sponsored ADR	54,000	1,661
Hammerson PLC	437,200	2,025
Hikma Pharmaceuticals PLC	142,400	817
HSBC Holdings PLC sponsored ADR	519,005	18,477
Imperial Tobacco Group PLC	135,100	3,081
Informa PLC	704,200	3,077
InterContinental Hotel Group PLC	194,600	1,848
Intertek Group PLC	84,700	1,269
Jardine Lloyd Thompson Group PLC	1,339,900	8,721
Johnson Matthey PLC	146,400	2,584
Land Securities Group PLC	239,400	1,974
Lloyds TSB Group PLC	717,100	1,163
M&C Saatchi	773,305	699
Man Group PLC	773,971	2,860
Marks & Spencer Group PLC	1,320,300	6,539
NEXT PLC	40,700	973
Pearson PLC	104,000	1,073
Prudential PLC	340,500	1,956
Reed Elsevier PLC	978,377	7,249
Rio Tinto PLC:
(Reg.)	24,900	1,011
sponsored ADR (d)	38,700	6,306
Royal Bank of Scotland Group PLC	2,177,200	1,328
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	7,201
Class A sponsored ADR	169,700	7,752
Class B	154,200	3,488
Scottish & Southern Energy PLC	246,300	4,012
Spice PLC	1,206,000	1,069
Sports Direct International PLC	974,800	986
Standard Chartered PLC (United Kingdom)	478,600	7,401
Sthree PLC	190,600	645
Tesco PLC	1,511,500	7,486
The Restaurant Group PLC	451,600	1,063
Vodafone Group PLC	6,495,569	11,934
Vodafone Group PLC sponsored ADR	395,400	7,256
William Hill PLC	1,415,800	4,544
William Morrison Supermarkets PLC	1,672,500	6,056
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
WPP PLC	430,000	$ 2,941
Xstrata PLC	524,300	4,621
TOTAL UNITED KINGDOM		230,591
United States of America - 4.0%
Aon Corp.	123,000	5,191
Apple, Inc. (a)	12,300	1,548
Calgon Carbon Corp. (a)	286,000	4,856
Estee Lauder Companies, Inc. Class A	363,800	10,878
Franklin Resources, Inc.	62,600	3,786
Gilead Sciences, Inc. (a)	32,000	1,466
Google, Inc. Class A (sub. vtg.) (a)	13,800	5,464
Philip Morris International, Inc.	78,000	2,824
Stryker Corp.	32,500	1,258
TOTAL UNITED STATES OF AMERICA		37,271
TOTAL COMMON STOCKS (Cost $1,041,333)		914,031
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 0.53% (b)	4,403,521	4,404
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	91,682,389	91,682
TOTAL MONEY MARKET FUNDS (Cost $96,086)		96,086
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $1,137,419)		1,010,117
NET OTHER ASSETS - (9.1)%		(84,614)
NET ASSETS - 100%		$ 925,503
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 106
Fidelity Securities Lending Cash Central Fund	346
Total	$ 452
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,010,117	$ 317,624	$ 692,493	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 601
Total Realized Gain (Loss)	(2,945)
Total Unrealized Gain (Loss)	2,905
Cost of Purchases	-
Proceeds of Sales	(561)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $84,650,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,939) - See accompanying schedule: Unaffiliated issuers (cost $1,041,333)	$ 914,031
Fidelity Central Funds (cost $96,086)	96,086
Total Investments (cost $1,137,419)		$ 1,010,117
Foreign currency held at value (cost $1,657)		1,654
Receivable for investments sold		12,898
Receivable for fund shares sold		339
Dividends receivable		4,870
Distributions receivable from Fidelity Central Funds		179
Prepaid expenses		8
Other receivables		160
Total assets		1,030,225

Liabilities
Payable for investments purchased	$ 11,460
Payable for fund shares redeemed	606
Accrued management fee	522
Distribution fees payable	154
Other affiliated payables	253
Other payables and accrued expenses	45
Collateral on securities loaned, at value	91,682
Total liabilities		104,722

Net Assets		$ 925,503
Net Assets consist of:
Paid in capital		$ 1,389,054
Undistributed net investment income		7,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(343,437)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(127,367)
Net Assets		$ 925,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,041 ÷ 4,803 shares)	$ 12.29

Maximum offering price per share (100/94.25 of $12.29)	$ 13.04
Class T: Net Asset Value and redemption price per share ($298,279 ÷ 23,705 shares)	$ 12.58

Maximum offering price per share (100/96.50 of $12.58)	$ 13.04
Class B: Net Asset Value and offering price per share ($7,409 ÷ 621 shares)A	$ 11.93

Class C: Net Asset Value and offering price per share ($18,725 ÷ 1,549 shares)A	$ 12.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($542,049 ÷ 43,402 shares)	$ 12.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 15,750
Income from Fidelity Central Funds		452
		16,202
Less foreign taxes withheld		(1,153)
Total income		15,049

Expenses
Management fee Basic fee	$ 3,148
Performance adjustment	(64)
Transfer agent fees	1,333
Distribution fees	952
Accounting and security lending fees	210
Custodian fees and expenses	87
Independent trustees' compensation	3
Registration fees	47
Audit	42
Legal	3
Interest	1
Miscellaneous	8
Total expenses before reductions	5,770
Expense reductions	(115)	5,655
Net investment income (loss)		9,394
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(246,582)
Foreign currency transactions	(706)
Total net realized gain (loss)		(247,288)
Change in net unrealized appreciation (depreciation) on: Investment securities	166,173
Assets and liabilities in foreign currencies	(87)
Total change in net unrealized appreciation (depreciation)		166,086
Net gain (loss)		(81,202)
Net increase (decrease) in net assets resulting from operations		$ (71,808)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,394	$ 25,772
Net realized gain (loss)	(247,288)	(90,893)
Change in net unrealized appreciation (depreciation)	166,086	(690,430)
Net increase (decrease) in net assets resulting from operations	(71,808)	(755,551)
Distributions to shareholders from net investment income	(18,118)	(18,269)
Distributions to shareholders from net realized gain	-	(100,839)
Total distributions	(18,118)	(119,108)
Share transactions - net increase (decrease)	14,410	336,340
Redemption fees	14	56
Total increase (decrease) in net assets	(75,502)	(538,263)

Net Assets
Beginning of period	1,001,005	1,539,268
End of period (including undistributed net investment income of $7,253 and undistributed net investment income of $21,971, respectively)	$ 925,503	$ 1,001,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 26.85	$ 21.67	$ 18.36	$ 15.86	$ 14.41
Income from Investment Operations
Net investment income (loss) E	.13	.38	.31	.27	.13	.04 H
Net realized and unrealized gain (loss)	(1.16)	(11.56)	6.16	3.53	2.47	1.54
Total from investment operations	(1.03)	(11.18)	6.47	3.80	2.60	1.58
Distributions from net investment income	(.24)	(.33)	(.23)	(.19)	(.04)	(.13)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	(.06)	-
Total distributions	(.24)	(2.11)	(1.29)	(.49)	(.10)	(.13)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.29	$ 13.56	$ 26.85	$ 21.67	$ 18.36	$ 15.86
Total Return B, C, D	(7.53)%	(45.08)%	31.44%	21.12%	16.44%	11.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.35%	1.17%	1.24%	1.24%	1.36%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.17%	1.24%	1.24%	1.36%
Expenses net of all reductions	1.32% A	1.32%	1.13%	1.17%	1.15%	1.32%
Net investment income (loss)	2.11% A	1.83%	1.34%	1.31%	.76%	.24% H
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 73	$ 147	$ 113	$ 133	$ 115
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.84	$ 27.35	$ 22.05	$ 18.64	$ 16.09	$ 14.61
Income from Investment Operations
Net investment income (loss) E	.11	.36	.28	.24	.11	.02 H
Net realized and unrealized gain (loss)	(1.17)	(11.82)	6.27	3.59	2.51	1.56
Total from investment operations	(1.06)	(11.46)	6.55	3.83	2.62	1.58
Distributions from net investment income	(.20)	(.27)	(.19)	(.12)	(.01)	(.10)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	(.06)	-
Total distributions	(.20)	(2.05)	(1.25)	(.42)	(.07)	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 13.84	$ 27.35	$ 22.05	$ 18.64	$ 16.09
Total Return B, C, D	(7.63)%	(45.18)%	31.24%	20.92%	16.31%	10.86%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.51%	1.33%	1.39%	1.36%	1.48%
Expenses net of fee waivers, if any	1.61% A	1.51%	1.33%	1.39%	1.36%	1.48%
Expenses net of all reductions	1.58% A	1.48%	1.30%	1.33%	1.27%	1.43%
Net investment income (loss)	1.85% A	1.67%	1.17%	1.15%	.64%	.12% H
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 345	$ 710	$ 602	$ 582	$ 1,181
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 25.79	$ 20.81	$ 17.63	$ 15.26	$ 13.87
Income from Investment Operations
Net investment income (loss) E	.08	.22	.12	.10	(.01)	(.10) H
Net realized and unrealized gain (loss)	(1.10)	(11.14)	5.94	3.40	2.38	1.50
Total from investment operations	(1.02)	(10.92)	6.06	3.50	2.37	1.40
Distributions from net investment income	(.07)	(.07)	(.02)	(.02)	-	(.01)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	-	-
Total distributions	(.07)	(1.85)	(1.08)	(.32)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 13.02	$ 25.79	$ 20.81	$ 17.63	$ 15.26
Total Return B, C, D	(7.85)%	(45.50)%	30.45%	20.12%	15.53%	10.10%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.10%	1.94%	2.05%	2.04%	2.25%
Expenses net of fee waivers, if any	2.10% A	2.10%	1.94%	2.05%	2.04%	2.25%
Expenses net of all reductions	2.07% A	2.08%	1.91%	1.99%	1.95%	2.21%
Net investment income (loss)	1.36% A	1.07%	.56%	.49%	(.04) %	(.65)% H
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 27	$ 37	$ 47	$ 57
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 26.22	$ 21.19	$ 17.95	$ 15.53	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.08	.22	.14	.11	- J	(.08) H
Net realized and unrealized gain (loss)	(1.12)	(11.31)	6.02	3.47	2.42	1.52
Total from investment operations	(1.04)	(11.09)	6.16	3.58	2.42	1.44
Distributions from net investment income	(.09)	(.13)	(.07)	(.04)	-	(.02)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	-	-
Total distributions	(.09)	(1.91)	(1.13)	(.34)	-	(.02)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.09	$ 13.22	$ 26.22	$ 21.19	$ 17.95	$ 15.53
Total Return B, C, D	(7.86)%	(45.50)%	30.48%	20.22%	15.58%	10.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.09%	1.91%	1.98%	2.00%	2.14%
Expenses net of fee waivers, if any	2.09% A	2.09%	1.91%	1.98%	2.00%	2.14%
Expenses net of all reductions	2.07% A	2.07%	1.87%	1.92%	1.90%	2.10%
Net investment income (loss)	1.37% A	1.08%	.60%	.56%	.01%	(.54)% H
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 22	$ 46	$ 41	$ 38	$ 40
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 27.35	$ 22.06	$ 18.64	$ 16.09	$ 14.60
Income from Investment Operations
Net investment income (loss) D	.14	.45	.40	.35	.21	.10 G
Net realized and unrealized gain (loss)	(1.17)	(11.78)	6.26	3.58	2.50	1.56
Total from investment operations	(1.03)	(11.33)	6.66	3.93	2.71	1.66
Distributions from net investment income	(.31)	(.41)	(.31)	(.21)	(.10)	(.17)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	(.06)	-
Total distributions	(.31)	(2.19)	(1.37)	(.51)	(.16)	(.17)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 13.83	$ 27.35	$ 22.06	$ 18.64	$ 16.09
Total Return B, C	(7.35)%	(44.92)%	31.88%	21.55%	16.91%	11.46%
Ratios to Average Net Assets E, H
Expenses before reductions	1.10% A	1.01%	.84%	.87%	.83%	.98%
Expenses net of fee waivers, if any	1.10% A	1.01%	.84%	.87%	.83%	.98%
Expenses net of all reductions	1.07% A	.98%	.81%	.81%	.73%	.93%
Net investment income (loss)	2.36% A	2.17%	1.66%	1.67%	1.18%	.62% G
Supplemental Data
Net assets, end of period (in millions)	$ 542	$ 551	$ 609	$ 354	$ 287	$ 194
Portfolio turnover rate F	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .59%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments ,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforward and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 74,226
Unrealized depreciation	(218,547)
Net unrealized appreciation (depreciation)	$ (144,321)
Cost for federal income tax purposes	$ 1,154,438

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $424,399 and $413,824, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 74	$ 2
Class T	.25%	.25%	742	11
Class B	.75%	.25%	41	30
Class C	.75%	.25%	95	6
			$ 952	$ 49

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	10
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 89.30
Class T	462.31
Class B	12.30
Class C	28.30
Institutional Class	742.30
	$ 1,333

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,818.38%		$ 1

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $346.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 1,238	$ 1,785
Class T	4,849	6,979
Class B	48	73
Class C	144	230
Institutional Class	11,839	9,202
Total	$ 18,118	$ 18,269
From net realized gain
Class A	$ -	$ 9,778
Class T	-	45,838
Class B	-	1,798
Class C	-	3,080
Institutional Class	-	40,345
Total	$ -	$ 100,839

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	516	1,631	$ 6,078	$ 33,994
Reinvestment of distributions	87	416	1,028	10,008
Shares redeemed	(1,159)	(2,149)	(14,051)	(44,943)
Net increase (decrease)	(556)	(102)	$ (6,945)	$ (941)
Class T
Shares sold	3,086	5,968	$ 37,342	$ 128,327
Reinvestment of distributions	387	2,092	4,696	51,444
Shares redeemed	(4,727)	(9,064)	(56,500)	(188,310)
Net increase (decrease)	(1,254)	(1,004)	$ (14,462)	$ (8,539)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	59	133	$ 697	$ 2,720
Reinvestment of distributions	4	73	43	1,689
Shares redeemed	(207)	(492)	(2,367)	(9,923)
Net increase (decrease)	(144)	(286)	$ (1,627)	$ (5,514)
Class C
Shares sold	216	294	$ 2,613	$ 5,937
Reinvestment of distributions	10	124	119	2,937
Shares redeemed	(345)	(501)	(3,972)	(9,667)
Net increase (decrease)	(119)	(83)	$ (1,240)	$ (793)
Institutional Class
Shares sold	6,782	18,688	$ 80,279	$ 367,938
Reinvestment of distributions	979	1,898	11,749	46,435
Shares redeemed	(4,176)	(3,050)	(53,344)	(62,246)
Net increase (decrease)	3,585	17,536	$ 38,684	$ 352,127

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Investments Japan Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OS-USAN-0609
1.784903.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.35%
Actual		$ 1,000.00	$ 924.70	$ 6.44
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class T	1.61%
Actual		$ 1,000.00	$ 923.70	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.10%
Actual		$ 1,000.00	$ 921.50	$ 10.00
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Class C	2.09%
Actual		$ 1,000.00	$ 921.40	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Institutional Class	1.10%
Actual		$ 1,000.00	$ 926.50	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.2	2.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.4
Unibail-Rodamco (France, Real Estate Investment Trusts)	1.9	0.0
Deutsche Boerse AG (Germany, Diversified Financial Services)	1.3	0.3
	9.5
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	24.3
Consumer Discretionary	14.1	9.0
Consumer Staples	11.8	13.7
Energy	9.2	9.0
Health Care	7.7	11.9
Top Five Countries as of April 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	24.9	29.0
Japan	16.2	13.5
France	12.2	12.8
Germany	10.1	9.2
Switzerland	7.1	9.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Stocks 98.7%	Stocks 98.5%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 1.5%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
Australia - 3.1%
AMP Ltd.	633,700	$ 2,391
ASX Ltd.	61,262	1,457
Australia & New Zealand Banking Group Ltd.	138,019	1,596
Australian Wealth Management Ltd.	953,300	679
BHP Billiton Ltd.	220,519	5,330
Billabong International Ltd.	147,101	1,123
Commonwealth Bank of Australia	181,004	4,621
McGuigan Simeon Wines Ltd. (a)	614,691	123
National Australia Bank Ltd.	170,722	2,561
Navitas Ltd.	635,200	1,058
Newcrest Mining Ltd.	71,511	1,557
Rio Tinto Ltd.	30,300	1,419
Seek Ltd.	226,300	541
Wesfarmers Ltd.	54,854	903
Westfield Group unit	370,960	2,894
TOTAL AUSTRALIA		28,253
Belgium - 1.3%
Anheuser-Busch InBev NV (d)	323,800	9,910
Fortis	236,700	582
Hamon & Compagnie International SA	60,300	1,661
TOTAL BELGIUM		12,153
Bermuda - 0.9%
Lancashire Holdings Ltd. (a)	228,300	1,609
Signet Jewelers Ltd.	22,000	349
Signet Jewelers Ltd. (United Kingdom)	419,305	6,640
TOTAL BERMUDA		8,598
Brazil - 0.9%
Petroleo Brasileiro SA - Petrobras sponsored ADR	60,600	2,034
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	372,000	6,198
TOTAL BRAZIL		8,232
Canada - 0.7%
Canadian Natural Resources Ltd.	54,100	2,494
Open Text Corp. (a)	37,600	1,238
Suncor Energy, Inc.	94,000	2,366
TOTAL CANADA		6,098
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	10,400	2,422
China Merchants Bank Co. Ltd. (H Shares)	1,979,500	3,537
Common Stocks - continued
	Shares	Value (000s)
China - continued
Industrial & Commercial Bank of China Ltd.	1,875,000	$ 1,067
Parkson Retail Group Ltd.	829,500	1,042
TOTAL CHINA		8,068
Denmark - 1.5%
Carlsberg AS Series B	20,000	962
Novo Nordisk AS:
Series B	109,300	5,200
Series B sponsored ADR	157,100	7,464
TOTAL DENMARK		13,626
Finland - 0.6%
Nokia Corp.	312,300	4,435
Nokia Corp. sponsored ADR	71,900	1,017
TOTAL FINLAND		5,452
France - 12.2%
Accor SA	88,500	3,744
Alstom SA	128,000	7,977
AXA SA	124,073	2,084
AXA SA sponsored ADR	101,800	1,749
BNP Paribas SA	157,281	8,278
Carrefour SA (d)	67,200	2,724
CNP Assurances (d)	32,800	2,585
Danone (d)	69,700	3,315
Electricite de France	37,600	1,741
Essilor International SA	45,400	1,956
Iliad Group SA	18,000	1,890
Ingenico SA	245,300	4,490
Ipsos SA	58,500	1,327
L'Air Liquide SA (d)	28,358	2,307
Lafarge SA (Bearer) (d)	36,600	2,065
Meetic (a)	33,500	747
Nexity	39,300	1,267
Pernod Ricard SA	76,500	4,517
Pernod Ricard SA rights 4/29/09 (a)	68,200	291
Remy Cointreau SA	43,622	1,438
Sanofi-Aventis sponsored ADR (d)	240,400	6,904
Societe Generale Series A	121,600	6,213
Sodexo SA (d)	55,900	2,685
Total SA:
Series B	161,788	8,093
sponsored ADR	172,600	8,582
Common Stocks - continued
	Shares	Value (000s)
France - continued
Unibail-Rodamco	114,900	$ 17,130
Veolia Environnement (d)	97,900	2,681
Vivendi (d)	142,145	3,821
TOTAL FRANCE		112,601
Germany - 10.1%
Allianz AG (Reg.) (d)	49,600	4,494
BASF AG (d)	50,800	1,897
Bayer AG (d)	92,900	4,566
Bayerische Motoren Werke AG (BMW) (d)	158,000	5,420
Daimler AG	52,300	1,867
Daimler AG (Reg.)	112,800	4,027
Deutsche Bank AG	68,900	3,612
Deutsche Bank AG (NY Shares)	47,800	2,506
Deutsche Boerse AG	169,100	12,376
Deutsche Post AG	139,300	1,593
E.ON AG (d)	300,437	10,067
Fresenius SE	73,000	2,992
Metro AG (d)	209,000	8,795
Munich Re Group (Reg.) (d)	58,200	7,958
SAP AG	103,500	3,942
SAP AG sponsored ADR (d)	216,000	8,227
Siemens AG (Reg.)	59,200	3,962
Vossloh AG	47,200	4,812
TOTAL GERMANY		93,113
Hong Kong - 3.0%
Dynasty Fine Wines Group Ltd.	714,000	124
Esprit Holdings Ltd.	667,100	4,087
Hang Lung Properties Ltd.	984,000	2,764
Hang Seng Bank Ltd.	77,200	856
Hong Kong Exchange & Clearing Ltd.	906,300	10,439
Hutchison Whampoa Ltd.	969,000	5,707
Swire Pacific Ltd. (A Shares)	468,500	3,662
Techtronic Industries Co. Ltd.	198,000	117
TOTAL HONG KONG		27,756
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	5,015	131
Common Stocks - continued
	Shares	Value (000s)
Ireland - 1.1%
CRH PLC	291,900	$ 7,587
Paddy Power PLC (Ireland)	142,300	2,620
TOTAL IRELAND		10,207
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,800	2,186
Italy - 1.9%
ENI SpA	257,191	5,518
ENI SpA sponsored ADR	78,000	3,330
Fiat SpA	122,200	1,194
Intesa Sanpaolo SpA	1,979,400	6,304
Tod's SpA	17,700	904
TOTAL ITALY		17,250
Japan - 16.2%
Asahi Glass Co. Ltd.	150,000	897
Canon, Inc.	139,300	4,170
Canon, Inc. sponsored ADR	119,300	3,604
Central Japan Ry Co.	303	1,796
Chubu Electric Power Co., Inc.	92,400	2,032
Denso Corp.	213,500	5,048
East Japan Railway Co.	42,100	2,373
Eisai Co. Ltd.	81,200	2,180
Fast Retailing Co. Ltd.	7,300	767
Hitachi Ltd.	214,000	748
Honda Motor Co. Ltd.	209,600	6,144
Hoya Corp.	55,900	970
Japan Tobacco, Inc.	656	1,649
JFE Holdings, Inc.	72,700	1,986
Jupiter Telecommunications Co.	2,463	1,734
Kansai Electric Power Co., Inc.	95,800	1,951
Kao Corp.	111,000	2,077
KDDI Corp.	519	2,335
Kirin Holdings Co. Ltd.	188,000	2,069
Konica Minolta Holdings, Inc.	221,500	1,830
Kyushu Electric Power Co., Inc.	45,500	939
Lawson, Inc.	8,300	323
Mitsubishi Corp.	98,100	1,510
Mitsubishi Electric Corp.	140,000	746
Mitsubishi Estate Co. Ltd.	285,000	3,726
Mitsubishi UFJ Financial Group, Inc.	2,253,100	12,293
Mitsui O.S.K. Lines Ltd.	144,000	823
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	74,200	$ 3,008
NGK Insulators Ltd.	212,000	3,252
Nippon Telegraph & Telephone Corp.	60,200	2,269
Nomura Holdings, Inc.	776,600	4,688
NTT DoCoMo, Inc.	2,796	3,902
Osaka Gas Co. Ltd.	456,000	1,445
Point, Inc.	19,790	882
Promise Co. Ltd.	245,450	3,244
Rakuten, Inc.	9,441	4,804
Ricoh Co. Ltd.	578,000	7,148
Secom Co. Ltd.	51,700	1,910
Seven & i Holdings Co., Ltd.	105,300	2,380
Sharp Corp.	303,000	3,191
Shiseido Co. Ltd.	52,000	913
Shizuoka Bank Ltd.	137,000	1,235
Softbank Corp.	52,500	831
Sony Corp.	37,700	980
Sony Corp. sponsored ADR	45,100	1,166
Sugi Holdings Co. Ltd.	76,700	1,449
Sumitomo Mitsui Financial Group, Inc.	36,400	1,263
T&D Holdings, Inc.	100,850	3,016
Terumo Corp.	39,300	1,487
Tohoku Electric Power Co., Inc.	55,900	1,166
Tokio Marine Holdings, Inc.	82,100	2,166
Tokyo Electric Power Co.	147,800	3,463
Tokyo Electron Ltd.	44,100	2,017
Tokyo Gas Co. Ltd.	296,000	1,122
Toyota Motor Corp.	270,800	10,721
Toyota Motor Corp. sponsored ADR (d)	78,200	6,190
Yahoo! Japan Corp.	7,527	1,879
TOTAL JAPAN		149,907
Korea (South) - 0.0%
Suheung Capsule Co. Ltd.	3,120	18
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A (d)	180,700	4,261
SES SA (A Shares) FDR unit	286,204	5,084
TOTAL LUXEMBOURG		9,345
Netherlands - 1.6%
Aegon NV	87,100	438
ASML Holding NV (NY Shares)	98,000	2,073
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Gemalto NV (a)	46,200	$ 1,454
Koninklijke Ahold NV	330,400	3,619
Koninklijke KPN NV (d)	409,900	4,927
Royal DSM NV	34,600	1,073
STMicroelectronics NV	137,900	909
Wolters Kluwer NV (Certificaten Van Aandelen)	40,600	668
TOTAL NETHERLANDS		15,161
Netherlands Antilles - 0.1%
Schlumberger Ltd. (NY Shares)	28,600	1,401
Norway - 1.0%
Pronova BioPharma ASA (a)	439,700	1,103
StatoilHydro ASA	154,900	2,887
StatoilHydro ASA sponsored ADR	268,700	4,998
TOTAL NORWAY		8,988
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	1,416,485	3,090
Oil Search Ltd.	546,579	2,039
TOTAL PAPUA NEW GUINEA		5,129
Russia - 0.2%
Vimpel Communications sponsored ADR	176,600	1,664
Singapore - 0.6%
Singapore Exchange Ltd.	1,360,000	5,760
South Africa - 0.6%
Aspen Pharmacare Holdings Ltd.	358,600	1,820
MTN Group Ltd.	314,200	4,081
TOTAL SOUTH AFRICA		5,901
Spain - 1.8%
Banco Santander SA	370,400	3,519
Iberdrola SA	149,200	1,175
Inditex SA (d)	51,800	2,208
Telefonica SA	488,348	9,250
Telefonica SA sponsored ADR	14,000	788
TOTAL SPAIN		16,940
Sweden - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	127,800	1,090
Switzerland - 7.1%
ABB Ltd. sponsored ADR	212,300	3,019
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Adecco SA (Reg.)	73,749	$ 2,902
Compagnie Financiere Richemont Series A	100,780	1,804
Credit Suisse Group sponsored ADR	116,900	4,475
Credit Suisse Group (Reg.)	89,810	3,438
Nestle SA (Reg.)	627,296	20,439
Nobel Biocare Holding AG (Switzerland)	46,972	957
Roche Holding AG (participation certificate)	156,329	19,709
Swisscom AG (Reg.)	418	109
UBS AG:
(For. Reg.)	206,228	2,832
(NY Shares)	199,077	2,715
Zurich Financial Services AG (Reg.)	20,237	3,760
TOTAL SWITZERLAND		66,159
Taiwan - 0.5%
HTC Corp.	187,000	2,531
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	231,900	2,451
TOTAL TAIWAN		4,982
United Kingdom - 24.9%
Aberdeen Asset Management PLC	316,700	614
Aegis Group PLC	1,622,754	2,172
Anglo American PLC:
ADR	103,846	1,118
(United Kingdom)	162,359	3,492
AstraZeneca PLC:
(United Kingdom)	67,000	2,345
sponsored ADR	42,500	1,486
Aviva PLC	148,300	683
BAE Systems PLC	458,900	2,413
Barclays PLC	1,031,000	4,184
Barclays PLC Sponsored ADR (d)	136,700	2,189
BG Group PLC	382,300	6,102
BHP Billiton PLC	475,902	9,874
BlueBay Asset Management	509,900	1,366
BP PLC	1,473,408	10,408
BP PLC sponsored ADR	65,100	2,764
British Land Co. PLC	296,200	1,868
British Sky Broadcasting Group PLC (BSkyB)	403,100	2,869
Cairn Energy PLC (a)	80,700	2,529
Compass Group PLC	622,900	2,961
Diageo PLC	720,100	8,587
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Diageo PLC sponsored ADR	9,800	$ 469
GlaxoSmithKline PLC	321,600	4,952
GlaxoSmithKline PLC sponsored ADR	54,000	1,661
Hammerson PLC	437,200	2,025
Hikma Pharmaceuticals PLC	142,400	817
HSBC Holdings PLC sponsored ADR	519,005	18,477
Imperial Tobacco Group PLC	135,100	3,081
Informa PLC	704,200	3,077
InterContinental Hotel Group PLC	194,600	1,848
Intertek Group PLC	84,700	1,269
Jardine Lloyd Thompson Group PLC	1,339,900	8,721
Johnson Matthey PLC	146,400	2,584
Land Securities Group PLC	239,400	1,974
Lloyds TSB Group PLC	717,100	1,163
M&C Saatchi	773,305	699
Man Group PLC	773,971	2,860
Marks & Spencer Group PLC	1,320,300	6,539
NEXT PLC	40,700	973
Pearson PLC	104,000	1,073
Prudential PLC	340,500	1,956
Reed Elsevier PLC	978,377	7,249
Rio Tinto PLC:
(Reg.)	24,900	1,011
sponsored ADR (d)	38,700	6,306
Royal Bank of Scotland Group PLC	2,177,200	1,328
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	7,201
Class A sponsored ADR	169,700	7,752
Class B	154,200	3,488
Scottish & Southern Energy PLC	246,300	4,012
Spice PLC	1,206,000	1,069
Sports Direct International PLC	974,800	986
Standard Chartered PLC (United Kingdom)	478,600	7,401
Sthree PLC	190,600	645
Tesco PLC	1,511,500	7,486
The Restaurant Group PLC	451,600	1,063
Vodafone Group PLC	6,495,569	11,934
Vodafone Group PLC sponsored ADR	395,400	7,256
William Hill PLC	1,415,800	4,544
William Morrison Supermarkets PLC	1,672,500	6,056
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
WPP PLC	430,000	$ 2,941
Xstrata PLC	524,300	4,621
TOTAL UNITED KINGDOM		230,591
United States of America - 4.0%
Aon Corp.	123,000	5,191
Apple, Inc. (a)	12,300	1,548
Calgon Carbon Corp. (a)	286,000	4,856
Estee Lauder Companies, Inc. Class A	363,800	10,878
Franklin Resources, Inc.	62,600	3,786
Gilead Sciences, Inc. (a)	32,000	1,466
Google, Inc. Class A (sub. vtg.) (a)	13,800	5,464
Philip Morris International, Inc.	78,000	2,824
Stryker Corp.	32,500	1,258
TOTAL UNITED STATES OF AMERICA		37,271
TOTAL COMMON STOCKS (Cost $1,041,333)		914,031
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 0.53% (b)	4,403,521	4,404
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	91,682,389	91,682
TOTAL MONEY MARKET FUNDS (Cost $96,086)		96,086
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $1,137,419)		1,010,117
NET OTHER ASSETS - (9.1)%		(84,614)
NET ASSETS - 100%		$ 925,503
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 106
Fidelity Securities Lending Cash Central Fund	346
Total	$ 452
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,010,117	$ 317,624	$ 692,493	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 601
Total Realized Gain (Loss)	(2,945)
Total Unrealized Gain (Loss)	2,905
Cost of Purchases	-
Proceeds of Sales	(561)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $84,650,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,939) - See accompanying schedule: Unaffiliated issuers (cost $1,041,333)	$ 914,031
Fidelity Central Funds (cost $96,086)	96,086
Total Investments (cost $1,137,419)		$ 1,010,117
Foreign currency held at value (cost $1,657)		1,654
Receivable for investments sold		12,898
Receivable for fund shares sold		339
Dividends receivable		4,870
Distributions receivable from Fidelity Central Funds		179
Prepaid expenses		8
Other receivables		160
Total assets		1,030,225

Liabilities
Payable for investments purchased	$ 11,460
Payable for fund shares redeemed	606
Accrued management fee	522
Distribution fees payable	154
Other affiliated payables	253
Other payables and accrued expenses	45
Collateral on securities loaned, at value	91,682
Total liabilities		104,722

Net Assets		$ 925,503
Net Assets consist of:
Paid in capital		$ 1,389,054
Undistributed net investment income		7,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(343,437)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(127,367)
Net Assets		$ 925,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,041 ÷ 4,803 shares)	$ 12.29

Maximum offering price per share (100/94.25 of $12.29)	$ 13.04
Class T: Net Asset Value and redemption price per share ($298,279 ÷ 23,705 shares)	$ 12.58

Maximum offering price per share (100/96.50 of $12.58)	$ 13.04
Class B: Net Asset Value and offering price per share ($7,409 ÷ 621 shares)A	$ 11.93

Class C: Net Asset Value and offering price per share ($18,725 ÷ 1,549 shares)A	$ 12.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($542,049 ÷ 43,402 shares)	$ 12.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 15,750
Income from Fidelity Central Funds		452
		16,202
Less foreign taxes withheld		(1,153)
Total income		15,049

Expenses
Management fee Basic fee	$ 3,148
Performance adjustment	(64)
Transfer agent fees	1,333
Distribution fees	952
Accounting and security lending fees	210
Custodian fees and expenses	87
Independent trustees' compensation	3
Registration fees	47
Audit	42
Legal	3
Interest	1
Miscellaneous	8
Total expenses before reductions	5,770
Expense reductions	(115)	5,655
Net investment income (loss)		9,394
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(246,582)
Foreign currency transactions	(706)
Total net realized gain (loss)		(247,288)
Change in net unrealized appreciation (depreciation) on: Investment securities	166,173
Assets and liabilities in foreign currencies	(87)
Total change in net unrealized appreciation (depreciation)		166,086
Net gain (loss)		(81,202)
Net increase (decrease) in net assets resulting from operations		$ (71,808)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,394	$ 25,772
Net realized gain (loss)	(247,288)	(90,893)
Change in net unrealized appreciation (depreciation)	166,086	(690,430)
Net increase (decrease) in net assets resulting from operations	(71,808)	(755,551)
Distributions to shareholders from net investment income	(18,118)	(18,269)
Distributions to shareholders from net realized gain	-	(100,839)
Total distributions	(18,118)	(119,108)
Share transactions - net increase (decrease)	14,410	336,340
Redemption fees	14	56
Total increase (decrease) in net assets	(75,502)	(538,263)

Net Assets
Beginning of period	1,001,005	1,539,268
End of period (including undistributed net investment income of $7,253 and undistributed net investment income of $21,971, respectively)	$ 925,503	$ 1,001,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 26.85	$ 21.67	$ 18.36	$ 15.86	$ 14.41
Income from Investment Operations
Net investment income (loss) E	.13	.38	.31	.27	.13	.04 H
Net realized and unrealized gain (loss)	(1.16)	(11.56)	6.16	3.53	2.47	1.54
Total from investment operations	(1.03)	(11.18)	6.47	3.80	2.60	1.58
Distributions from net investment income	(.24)	(.33)	(.23)	(.19)	(.04)	(.13)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	(.06)	-
Total distributions	(.24)	(2.11)	(1.29)	(.49)	(.10)	(.13)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.29	$ 13.56	$ 26.85	$ 21.67	$ 18.36	$ 15.86
Total Return B, C, D	(7.53)%	(45.08)%	31.44%	21.12%	16.44%	11.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.35%	1.17%	1.24%	1.24%	1.36%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.17%	1.24%	1.24%	1.36%
Expenses net of all reductions	1.32% A	1.32%	1.13%	1.17%	1.15%	1.32%
Net investment income (loss)	2.11% A	1.83%	1.34%	1.31%	.76%	.24% H
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 73	$ 147	$ 113	$ 133	$ 115
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.84	$ 27.35	$ 22.05	$ 18.64	$ 16.09	$ 14.61
Income from Investment Operations
Net investment income (loss) E	.11	.36	.28	.24	.11	.02 H
Net realized and unrealized gain (loss)	(1.17)	(11.82)	6.27	3.59	2.51	1.56
Total from investment operations	(1.06)	(11.46)	6.55	3.83	2.62	1.58
Distributions from net investment income	(.20)	(.27)	(.19)	(.12)	(.01)	(.10)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	(.06)	-
Total distributions	(.20)	(2.05)	(1.25)	(.42)	(.07)	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 13.84	$ 27.35	$ 22.05	$ 18.64	$ 16.09
Total Return B, C, D	(7.63)%	(45.18)%	31.24%	20.92%	16.31%	10.86%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.51%	1.33%	1.39%	1.36%	1.48%
Expenses net of fee waivers, if any	1.61% A	1.51%	1.33%	1.39%	1.36%	1.48%
Expenses net of all reductions	1.58% A	1.48%	1.30%	1.33%	1.27%	1.43%
Net investment income (loss)	1.85% A	1.67%	1.17%	1.15%	.64%	.12% H
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 345	$ 710	$ 602	$ 582	$ 1,181
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 25.79	$ 20.81	$ 17.63	$ 15.26	$ 13.87
Income from Investment Operations
Net investment income (loss) E	.08	.22	.12	.10	(.01)	(.10) H
Net realized and unrealized gain (loss)	(1.10)	(11.14)	5.94	3.40	2.38	1.50
Total from investment operations	(1.02)	(10.92)	6.06	3.50	2.37	1.40
Distributions from net investment income	(.07)	(.07)	(.02)	(.02)	-	(.01)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	-	-
Total distributions	(.07)	(1.85)	(1.08)	(.32)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 13.02	$ 25.79	$ 20.81	$ 17.63	$ 15.26
Total Return B, C, D	(7.85)%	(45.50)%	30.45%	20.12%	15.53%	10.10%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.10%	1.94%	2.05%	2.04%	2.25%
Expenses net of fee waivers, if any	2.10% A	2.10%	1.94%	2.05%	2.04%	2.25%
Expenses net of all reductions	2.07% A	2.08%	1.91%	1.99%	1.95%	2.21%
Net investment income (loss)	1.36% A	1.07%	.56%	.49%	(.04) %	(.65)% H
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 27	$ 37	$ 47	$ 57
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 26.22	$ 21.19	$ 17.95	$ 15.53	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.08	.22	.14	.11	- J	(.08) H
Net realized and unrealized gain (loss)	(1.12)	(11.31)	6.02	3.47	2.42	1.52
Total from investment operations	(1.04)	(11.09)	6.16	3.58	2.42	1.44
Distributions from net investment income	(.09)	(.13)	(.07)	(.04)	-	(.02)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	-	-
Total distributions	(.09)	(1.91)	(1.13)	(.34)	-	(.02)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.09	$ 13.22	$ 26.22	$ 21.19	$ 17.95	$ 15.53
Total Return B, C, D	(7.86)%	(45.50)%	30.48%	20.22%	15.58%	10.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.09%	1.91%	1.98%	2.00%	2.14%
Expenses net of fee waivers, if any	2.09% A	2.09%	1.91%	1.98%	2.00%	2.14%
Expenses net of all reductions	2.07% A	2.07%	1.87%	1.92%	1.90%	2.10%
Net investment income (loss)	1.37% A	1.08%	.60%	.56%	.01%	(.54)% H
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 22	$ 46	$ 41	$ 38	$ 40
Portfolio turnover rate G	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 27.35	$ 22.06	$ 18.64	$ 16.09	$ 14.60
Income from Investment Operations
Net investment income (loss) D	.14	.45	.40	.35	.21	.10 G
Net realized and unrealized gain (loss)	(1.17)	(11.78)	6.26	3.58	2.50	1.56
Total from investment operations	(1.03)	(11.33)	6.66	3.93	2.71	1.66
Distributions from net investment income	(.31)	(.41)	(.31)	(.21)	(.10)	(.17)
Distributions from net realized gain	-	(1.78)	(1.06)	(.30)	(.06)	-
Total distributions	(.31)	(2.19)	(1.37)	(.51)	(.16)	(.17)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 13.83	$ 27.35	$ 22.06	$ 18.64	$ 16.09
Total Return B, C	(7.35)%	(44.92)%	31.88%	21.55%	16.91%	11.46%
Ratios to Average Net Assets E, H
Expenses before reductions	1.10% A	1.01%	.84%	.87%	.83%	.98%
Expenses net of fee waivers, if any	1.10% A	1.01%	.84%	.87%	.83%	.98%
Expenses net of all reductions	1.07% A	.98%	.81%	.81%	.73%	.93%
Net investment income (loss)	2.36% A	2.17%	1.66%	1.67%	1.18%	.62% G
Supplemental Data
Net assets, end of period (in millions)	$ 542	$ 551	$ 609	$ 354	$ 287	$ 194
Portfolio turnover rate F	94% A	79%	66%	65%	120%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .59%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments ,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforward and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 74,226
Unrealized depreciation	(218,547)
Net unrealized appreciation (depreciation)	$ (144,321)
Cost for federal income tax purposes	$ 1,154,438

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $424,399 and $413,824, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 74	$ 2
Class T	.25%	.25%	742	11
Class B	.75%	.25%	41	30
Class C	.75%	.25%	95	6
			$ 952	$ 49

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	10
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 89.30
Class T	462.31
Class B	12.30
Class C	28.30
Institutional Class	742.30
	$ 1,333

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,818.38%		$ 1

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $346.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 1,238	$ 1,785
Class T	4,849	6,979
Class B	48	73
Class C	144	230
Institutional Class	11,839	9,202
Total	$ 18,118	$ 18,269
From net realized gain
Class A	$ -	$ 9,778
Class T	-	45,838
Class B	-	1,798
Class C	-	3,080
Institutional Class	-	40,345
Total	$ -	$ 100,839

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	516	1,631	$ 6,078	$ 33,994
Reinvestment of distributions	87	416	1,028	10,008
Shares redeemed	(1,159)	(2,149)	(14,051)	(44,943)
Net increase (decrease)	(556)	(102)	$ (6,945)	$ (941)
Class T
Shares sold	3,086	5,968	$ 37,342	$ 128,327
Reinvestment of distributions	387	2,092	4,696	51,444
Shares redeemed	(4,727)	(9,064)	(56,500)	(188,310)
Net increase (decrease)	(1,254)	(1,004)	$ (14,462)	$ (8,539)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	59	133	$ 697	$ 2,720
Reinvestment of distributions	4	73	43	1,689
Shares redeemed	(207)	(492)	(2,367)	(9,923)
Net increase (decrease)	(144)	(286)	$ (1,627)	$ (5,514)
Class C
Shares sold	216	294	$ 2,613	$ 5,937
Reinvestment of distributions	10	124	119	2,937
Shares redeemed	(345)	(501)	(3,972)	(9,667)
Net increase (decrease)	(119)	(83)	$ (1,240)	$ (793)
Institutional Class
Shares sold	6,782	18,688	$ 80,279	$ 367,938
Reinvestment of distributions	979	1,898	11,749	46,435
Shares redeemed	(4,176)	(3,050)	(53,344)	(62,246)
Net increase (decrease)	3,585	17,536	$ 38,684	$ 352,127

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Investments Japan Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OSI-USAN-0609
1.784904.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.19%
Actual		$ 1,000.00	$ 898.80	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,018.89	$ 5.96
Class T	1.45%
Actual		$ 1,000.00	$ 897.40	$ 6.82
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class B	1.94%
Actual		$ 1,000.00	$ 894.50	$ 9.11
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.95%
Actual		$ 1,000.00	$ 894.80	$ 9.16
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.93%
Actual		$ 1,000.00	$ 898.60	$ 4.38
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.0	5.3
Chevron Corp.	3.7	2.2
AT&T, Inc.	3.3	3.4
Wells Fargo & Co.	2.8	1.1
Verizon Communications, Inc.	2.4	2.2
Exxon Mobil Corp.	2.3	3.5
Pfizer, Inc.	2.1	0.8
Wyeth	1.9	0.9
Goldman Sachs Group, Inc.	1.7	0.6
Occidental Petroleum Corp.	1.7	1.5
	26.9
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	28.3
Energy	17.1	15.8
Health Care	11.3	10.9
Consumer Discretionary	10.6	9.0
Industrials	8.9	8.5
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks 98.4%		Stocks and Investment Companies 99.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	11.5%	** Foreign investments	11.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.8%
Johnson Controls, Inc.	15,800	$ 300,358
The Goodyear Tire & Rubber Co. (a)	9,486	104,251
		404,609
Automobiles - 0.2%
Renault SA	3,700	118,608
Diversified Consumer Services - 0.5%
H&R Block, Inc.	17,300	261,922
Hotels, Restaurants & Leisure - 0.1%
Wyndham Worldwide Corp.	5,600	65,408
Household Durables - 3.1%
Black & Decker Corp.	6,500	261,950
Centex Corp.	41,900	458,386
KB Home	40,400	730,028
Pulte Homes, Inc.	11,900	136,969
Whirlpool Corp.	2,900	130,964
		1,718,297
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	32,200	472,696
News Corp. Class A	20,400	168,504
Time Warner Cable, Inc.	4,367	140,748
Time Warner, Inc.	16,300	355,829
		1,137,777
Multiline Retail - 0.2%
JCPenney Co., Inc.	4,200	128,898
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	6,000	262,500
Home Depot, Inc.	11,350	298,732
Lowe's Companies, Inc.	19,300	414,950
Ross Stores, Inc.	7,100	269,374
Staples, Inc.	27,700	571,174
Williams-Sonoma, Inc.	8,900	124,600
		1,941,330
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	11,000	52,140
TOTAL CONSUMER DISCRETIONARY		5,828,989
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.5%
Beverages - 1.4%
Anheuser-Busch InBev NV	8,980	$ 274,825
Molson Coors Brewing Co. Class B	4,300	164,475
The Coca-Cola Co.	7,800	335,790
		775,090
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	14,200	451,276
Kroger Co.	11,600	250,792
Sysco Corp.	4,200	97,986
Winn-Dixie Stores, Inc. (a)	14,100	161,586
		961,640
Food Products - 1.7%
Cermaq ASA	12,600	75,939
Marine Harvest ASA (a)(d)	298,000	134,258
Nestle SA (Reg.)	19,138	623,672
Tyson Foods, Inc. Class A	10,400	109,616
		943,485
Household Products - 1.7%
Energizer Holdings, Inc. (a)	4,500	257,850
Procter & Gamble Co.	13,100	647,664
		905,514
Tobacco - 0.9%
Altria Group, Inc.	12,200	199,226
British American Tobacco PLC sponsored ADR	4,000	194,480
Lorillard, Inc.	1,700	107,321
		501,027
TOTAL CONSUMER STAPLES		4,086,756
ENERGY - 17.1%
Energy Equipment & Services - 3.1%
ENSCO International, Inc.	3,400	96,152
Helmerich & Payne, Inc.	2,400	73,968
Nabors Industries Ltd. (a)	35,868	545,552
National Oilwell Varco, Inc. (a)	12,164	368,326
Noble Corp.	5,600	153,048
Transocean Ltd. (a)	2,600	175,448
Weatherford International Ltd. (a)	16,700	277,721
		1,690,215
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 14.0%
Chesapeake Energy Corp.	29,000	$ 571,590
Chevron Corp.	31,000	2,049,100
ConocoPhillips	18,100	742,100
EOG Resources, Inc.	4,100	260,268
Exxon Mobil Corp.	19,170	1,278,064
Hess Corp.	2,500	136,975
Marathon Oil Corp.	14,100	418,770
Occidental Petroleum Corp.	16,600	934,414
Petro-Canada	2,700	85,214
Petrohawk Energy Corp. (a)	14,200	335,120
Plains Exploration & Production Co. (a)	7,800	147,186
Range Resources Corp.	4,500	179,865
Ultra Petroleum Corp. (a)	11,800	505,040
Uranium One, Inc. (a)	16,100	44,525
		7,688,231
TOTAL ENERGY		9,378,446
FINANCIALS - 22.1%
Capital Markets - 5.6%
Bank of New York Mellon Corp.	23,600	601,328
Charles Schwab Corp.	10,900	201,432
Franklin Resources, Inc.	6,200	374,976
Goldman Sachs Group, Inc.	7,500	963,750
KKR Private Equity Investors, LP (a)	26,683	90,417
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	1,300	4,420
Morgan Stanley	19,200	453,888
State Street Corp.	6,300	215,019
T. Rowe Price Group, Inc.	4,900	188,748
		3,093,978
Commercial Banks - 3.7%
PNC Financial Services Group, Inc.	12,377	491,367
Wells Fargo & Co.	78,405	1,568,884
		2,060,251
Consumer Finance - 0.5%
Capital One Financial Corp.	8,700	145,638
Discover Financial Services	13,700	111,381
		257,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.8%
Bank of America Corp.	101,520	$ 906,574
CIT Group, Inc. (d)	17,109	37,982
JPMorgan Chase & Co.	83,140	2,743,620
KKR Financial Holdings LLC	33,700	45,495
		3,733,671
Insurance - 4.3%
ACE Ltd.	12,200	565,104
Allied World Assurance Co. Holdings Ltd.	3,200	118,848
Argo Group International Holdings, Ltd. (a)	2,791	78,120
Everest Re Group Ltd.	7,500	559,800
Loews Corp.	3,200	79,648
MetLife, Inc.	9,200	273,700
PartnerRe Ltd.	3,100	211,389
The Travelers Companies, Inc.	6,238	256,631
Transatlantic Holdings, Inc.	1,000	37,930
Unum Group	7,000	114,380
XL Capital Ltd. Class A	6,400	60,864
		2,356,414
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	4,000	145,920
Duke Realty LP	5,900	57,643
ProLogis Trust	8,000	72,880
Simon Property Group, Inc.	1,842	95,047
		371,490
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	34,500	258,750
TOTAL FINANCIALS		12,131,573
HEALTH CARE - 11.3%
Biotechnology - 2.0%
Amgen, Inc. (a)	16,200	785,214
Biogen Idec, Inc. (a)	4,800	232,032
Cephalon, Inc. (a)	1,500	98,415
		1,115,661
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	5,500	266,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	28,300	$ 238,003
Covidien Ltd.	17,675	582,922
		1,087,675
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	14,100	145,371
Medco Health Solutions, Inc. (a)	1,900	82,745
		228,116
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	1,850	64,898
Pharmaceuticals - 6.8%
Allergan, Inc.	3,200	149,312
Johnson & Johnson	6,000	314,160
King Pharmaceuticals, Inc. (a)	7,900	62,252
Merck & Co., Inc.	37,500	909,000
Pfizer, Inc.	86,500	1,155,640
Sepracor, Inc. (a)	7,770	110,412
Wyeth	24,050	1,019,720
		3,720,496
TOTAL HEALTH CARE		6,216,846
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	24,140	753,409
Northrop Grumman Corp.	5,200	251,420
United Technologies Corp.	3,200	156,288
		1,161,117
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	5,100	266,934
Airlines - 0.1%
Delta Air Lines, Inc. (a)	10,100	62,317
Building Products - 0.9%
Masco Corp.	38,650	342,439
Owens Corning (a)	9,500	170,050
		512,489
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	11,630	244,230
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Acuity Brands, Inc.	3,000	$ 86,220
Regal-Beloit Corp.	3,000	121,890
		208,110
Industrial Conglomerates - 2.8%
General Electric Co.	73,180	925,727
Siemens AG sponsored ADR (d)	6,300	421,659
Textron, Inc.	15,000	160,950
		1,508,336
Machinery - 1.2%
Cummins, Inc.	7,900	268,600
Deere & Co.	2,900	119,654
Illinois Tool Works, Inc.	4,700	154,160
Ingersoll-Rand Co. Ltd. Class A	5,200	113,204
		655,618
Road & Rail - 0.5%
Con-way, Inc.	6,400	158,592
Ryder System, Inc.	4,600	127,374
		285,966
TOTAL INDUSTRIALS		4,905,117
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	20,600	397,992
Juniper Networks, Inc. (a)	6,300	136,395
		534,387
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	18,750	674,625
International Business Machines Corp.	2,100	216,741
NCR Corp. (a)	15,200	154,280
		1,045,646
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,900	64,296
Arrow Electronics, Inc. (a)	9,900	225,126
Avnet, Inc. (a)	18,400	402,776
Flextronics International Ltd. (a)	28,100	109,028
Tyco Electronics Ltd.	11,675	203,612
		1,004,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Lender Processing Services, Inc.	4,400	$ 126,104
The Western Union Co.	7,000	117,250
		243,354
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	21,000	256,410
ASML Holding NV (NY Shares)	6,000	126,900
Atmel Corp. (a)	29,550	113,472
KLA-Tencor Corp.	2,100	58,254
Lam Research Corp. (a)	9,000	250,920
Maxim Integrated Products, Inc.	5,600	75,880
MEMC Electronic Materials, Inc. (a)	4,300	69,660
Novellus Systems, Inc. (a)	7,400	133,644
ON Semiconductor Corp. (a)	4,500	24,390
		1,109,530
Software - 0.3%
Microsoft Corp.	6,900	139,794
TOTAL INFORMATION TECHNOLOGY		4,077,549
MATERIALS - 3.1%
Chemicals - 0.9%
Albemarle Corp.	8,700	233,334
Celanese Corp. Class A	6,400	133,376
Dow Chemical Co.	9,000	144,000
		510,710
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	6,600	160,974
Temple-Inland, Inc.	14,400	171,936
		332,910
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	1,200	53,048
ArcelorMittal SA (NY Shares) Class A (d)	6,000	141,480
Commercial Metals Co.	7,300	108,624
Freeport-McMoRan Copper & Gold, Inc. Class B	5,900	251,635
Lihir Gold Ltd. (a)	35,147	76,666
Newcrest Mining Ltd.	9,975	217,150
		848,603
TOTAL MATERIALS		1,692,223
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 6.2%
AT&T, Inc.	70,837	$ 1,814,844
Cincinnati Bell, Inc. (a)	49,400	137,826
Qwest Communications International, Inc.	42,100	163,769
Verizon Communications, Inc.	42,850	1,300,069
		3,416,508
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	29,900	130,364
TOTAL TELECOMMUNICATION SERVICES		3,546,872
UTILITIES - 3.9%
Electric Utilities - 1.9%
Entergy Corp.	4,400	284,988
Exelon Corp.	9,000	415,170
FirstEnergy Corp.	8,400	343,560
		1,043,718
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	17,200	121,604
NRG Energy, Inc. (a)	11,600	208,568
		330,172
Multi-Utilities - 1.4%
CMS Energy Corp.	20,100	241,602
Sempra Energy	6,500	299,130
Wisconsin Energy Corp.	5,400	215,784
		756,516
TOTAL UTILITIES		2,130,406
TOTAL COMMON STOCKS (Cost $72,345,176)		53,994,777
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	92	46,920
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	1,000	$ 15,221
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $118,810)		62,141
Convertible Bonds - 0.0%
Principal Amount
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13 (Cost $20,000)	$ 20,000	21,686
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	949,328	949,328
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	371,850	371,850
TOTAL MONEY MARKET FUNDS (Cost $1,321,178)		1,321,178
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $30,000)	$ 30,000	30,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $73,835,164)		55,429,782
NET OTHER ASSETS - (1.0)%		(540,053)
NET ASSETS - 100%		$ 54,889,729
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,420 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, LP Restricted Depositary Units	5/3/06	$ 32,500
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 5,321
Barclays Capital, Inc.	851
Credit Suisse Securities (USA) LLC	1,106
Deutsche Bank Securities, Inc.	11,235
HSBC Securities (USA), Inc.	8,512
Mizuho Securities (USA), Inc.	851
Societe Generale, New York Branch	2,124
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,798
Fidelity Securities Lending Cash Central Fund	2,885
Total	$ 4,683
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 55,429,782	$ 54,045,156	$ 1,384,626	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	3.4%
Switzerland	3.2%
Canada	1.3%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $22,284,598 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $354,815 and repurchase agreements of $30,000) - See accompanying schedule: Unaffiliated issuers (cost $72,513,986)	$ 54,108,604
Fidelity Central Funds (cost $1,321,178)	1,321,178
Total Investments (cost $73,835,164)		$ 55,429,782
Cash		13
Receivable for investments sold		69,899
Receivable for fund shares sold		23,382
Dividends receivable		127,646
Distributions receivable from Fidelity Central Funds		978
Prepaid expenses		525
Other receivables		74
Total assets		55,652,299

Liabilities
Payable for investments purchased	$ 224,608
Payable for fund shares redeemed	60,165
Accrued management fee	19,772
Distribution fees payable	18,251
Other affiliated payables	15,019
Other payables and accrued expenses	52,905
Collateral on securities loaned, at value	371,850
Total liabilities		762,570

Net Assets		$ 54,889,729
Net Assets consist of:
Paid in capital		$ 109,751,000
Undistributed net investment income		200,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,624,972)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,437,273)
Net Assets		$ 54,889,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,858,249 ÷ 3,671,105 shares)	$ 7.59

Maximum offering price per share (100/94.25 of $7.59)	$ 8.05
Class T: Net Asset Value and redemption price per share ($18,541,674 ÷ 2,448,478 shares)	$ 7.57

Maximum offering price per share (100/96.50 of $7.57)	$ 7.84
Class B: Net Asset Value and offering price per share ($1,819,025 ÷ 241,771 shares)A	$ 7.52

Class C: Net Asset Value and offering price per share ($4,602,792 ÷ 616,587 shares)A	$ 7.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,067,989 ÷ 271,237 shares)	$ 7.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 798,711
Interest		2
Income from Fidelity Central Funds		4,683
Total income		803,396

Expenses
Management fee Basic fee	$ 154,292
Performance adjustment	(54,608)
Transfer agent fees	80,294
Distribution fees	112,442
Accounting and security lending fees	10,644
Custodian fees and expenses	10,275
Independent trustees' compensation	215
Registration fees	28,161
Audit	24,663
Legal	524
Miscellaneous	600
Total expenses before reductions	367,502
Expense reductions	(213)	367,289
Net investment income (loss)		436,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,141,089)
Foreign currency transactions	3,547
Total net realized gain (loss)		(12,137,542)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,326,441
Assets and liabilities in foreign currencies	352
Total change in net unrealized appreciation (depreciation)		4,326,793
Net gain (loss)		(7,810,749)
Net increase (decrease) in net assets resulting from operations		$ (7,374,642)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 436,107	$ 1,163,678
Net realized gain (loss)	(12,137,542)	(24,300,512)
Change in net unrealized appreciation (depreciation)	4,326,793	(35,320,155)
Net increase (decrease) in net assets resulting from operations	(7,374,642)	(58,456,989)
Distributions to shareholders from net investment income	(1,108,891)	(766,736)
Distributions to shareholders from net realized gain	-	(6,300,337)
Total distributions	(1,108,891)	(7,067,073)
Share transactions - net increase (decrease)	(4,205,543)	(8,614,048)
Total increase (decrease) in net assets	(12,689,076)	(74,138,110)

Net Assets
Beginning of period	67,578,805	141,716,915
End of period (including undistributed net investment income of $200,974 and undistributed net investment income of $873,758, respectively)	$ 54,889,729	$ 67,578,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.63	$ 16.40	$ 15.08	$ 13.22	$ 11.70	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.06	.16	.13	.08	.06	.01
Net realized and unrealized gain (loss)	(.93)	(7.09)	1.99	2.15	1.51	1.32
Total from investment operations	(.87)	(6.93)	2.12	2.23	1.57	1.33
Distributions from net investment income	(.17)	(.12)	(.09)	(.04)	(.04)	-
Distributions from net realized gain	-	(.72)	(.71)	(.33)	(.01)	-
Total distributions	(.17)	(.84)I	(.80)	(.37)	(.05)	-
Net asset value, end of period	$ 7.59	$ 8.63	$ 16.40	$ 15.08	$ 13.22	$ 11.70
Total Return B, C, D	(10.12)%	(44.43)%	14.64%	17.20%	13.40%	12.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.26%	1.28%	1.41%	1.50%	3.39%
Expenses net of fee waivers, if any	1.19% A	1.25%	1.25%	1.25%	1.30%	1.50%
Expenses net of all reductions	1.19% A	1.25%	1.24%	1.24%	1.26%	1.47%
Net investment income (loss)	1.78% A	1.21%	.85%	.54%	.48%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,858	$ 34,864	$ 67,434	$ 15,398	$ 7,121	$ 4,000
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 16.30	$ 14.99	$ 13.14	$ 11.67	$ 10.36
Income from Investment Operations
Net investment income (loss) E	.05	.13	.09	.04	.03	(.02)
Net realized and unrealized gain (loss)	(.93)	(7.06)	1.97	2.15	1.48	1.33
Total from investment operations	(.88)	(6.93)	2.06	2.19	1.51	1.31
Distributions from net investment income	(.13)	(.07)	(.04)	(.01)	(.03)	-
Distributions from net realized gain	-	(.72)	(.71)	(.33)	(.01)	-
Total distributions	(.13)	(.79)I	(.75)	(.34)	(.04)	-
Net asset value, end of period	$ 7.57	$ 8.58	$ 16.30	$ 14.99	$ 13.14	$ 11.67
Total ReturnB, C, D	(10.26)%	(44.57)%	14.31%	16.93%	12.96%	12.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.49%	1.53%	1.65%	1.72%	3.30%
Expenses net of fee waivers, if any	1.45% A	1.49%	1.50%	1.50%	1.55%	1.75%
Expenses net of all reductions	1.44% A	1.49%	1.49%	1.49%	1.51%	1.72%
Net investment income (loss)	1.52% A	.97%	.60%	.29%	.23%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,542	$ 22,720	$ 50,998	$ 30,607	$ 21,580	$ 13,340
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.47	$ 16.07	$ 14.81	$ 12.99	$ 11.59	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.04	.06	.01	(.03)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.93)	(6.96)	1.95	2.13	1.46	1.32
Total from investment operations	(.89)	(6.90)	1.96	2.10	1.43	1.25
Distributions from net investment income	(.06)	-	-	-	(.02)	-
Distributions from net realized gain	-	(.70)	(.70)	(.28)	(.01)	-
Total distributions	(.06)	(.70)I	(.70)	(.28)	(.03)	-
Net asset value, end of period	$ 7.52	$ 8.47	$ 16.07	$ 14.81	$ 12.99	$ 11.59
Total ReturnB, C, D	(10.55)%	(44.80)%	13.74%	16.38%	12.35%	12.09%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.94% A	2.03%	2.10%	2.23%	2.31%	4.33%
Expenses net of fee waivers, if any	1.94% A	2.00%	2.00%	2.00%	2.05%	2.25%
Expenses net of all reductions	1.94% A	2.00%	1.99%	1.99%	2.01%	2.22%
Net investment income (loss)	1.02% A	.45%	.10%	(.21)%	(.27)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,819	$ 2,615	$ 6,734	$ 5,734	$ 4,240	$ 2,560
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 16.04	$ 14.80	$ 12.99	$ 11.58	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.04	.06	.02	(.03)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.93)	(6.95)	1.93	2.13	1.47	1.31
Total from investment operations	(.89)	(6.89)	1.95	2.10	1.44	1.24
Distributions from net investment income	(.09)	-	-	-	(.02)	-
Distributions from net realized gain	-	(.71)	(.71)	(.29)	(.01)	-
Total distributions	(.09)	(.71) I	(.71)	(.29)	(.03)	-
Net asset value, end of period	$ 7.46	$ 8.44	$ 16.04	$ 14.80	$ 12.99	$ 11.58
Total ReturnB, C, D	(10.52)%	(44.84)%	13.69%	16.38%	12.45%	11.99%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95% A	2.03%	2.09%	2.22%	2.30%	4.39%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.00%	2.00%	2.05%	2.25%
Expenses net of all reductions	1.95% A	2.00%	1.99%	1.99%	2.01%	2.22%
Net investment income (loss)	1.02% A	.45%	.10%	(.21)%	(.27)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,603	$ 5,358	$ 9,718	$ 7,004	$ 3,892	$ 1,815
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 16.51	$ 15.17	$ 13.28	$ 11.75	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.07	.20	.17	.11	.09	.04
Net realized and unrealized gain (loss)	(.95)	(7.13)	1.99	2.18	1.49	1.33
Total from investment operations	(.88)	(6.93)	2.16	2.29	1.58	1.37
Distributions from net investment income	(.20)	(.15)	(.11)	(.07)	(.04)	-
Distributions from net realized gain	-	(.72)	(.71)	(.33)	(.01)	-
Total distributions	(.20)	(.88) H	(.82)	(.40)	(.05)	-
Net asset value, end of period	$ 7.62	$ 8.70	$ 16.51	$ 15.17	$ 13.28	$ 11.75
Total ReturnB, C	(10.14)%	(44.24)%	14.89%	17.58%	13.47%	13.20%
Ratios to Average Net AssetsE, G
Expenses before reductions	.93% A	.98%	1.00%	1.04%	1.14%	3.41%
Expenses net of fee waivers, if any	.93% A	.98%	1.00%	1.00%	1.06%	1.25%
Expenses net of all reductions	.93% A	.97%	.99%	.99%	1.02%	1.22%
Net investment income (loss)	2.03% A	1.48%	1.10%	.79%	.72%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,068	$ 2,021	$ 6,833	$ 2,201	$ 1,857	$ 1,282
Portfolio turnover rate F	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions, foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,816,783
Unrealized depreciation	(22,784,615)
Net unrealized appreciation (depreciation)	$ (19,967,832)
Cost for federal income tax purposes	$ 75,397,614

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,344,569 and $18,900,757, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on June 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in May 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 34,649	$ 1,441
Class T	.25%	.25%	45,702	-
Class B	.75%	.25%	9,990	7,513
Class C	.75%	.25%	22,101	3,074
			$ 112,442	$ 12,028

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,987
Class T	955
Class B*	2,198
Class C*	289
$ 5,429

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 40,550.29
Class T	27,458.30
Class B	2,916.29
Class C	6,628.30
Institutional Class	2,742.29
	$ 80,294

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,426 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $177 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,885.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $213 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 651,492	$ 490,285
Class T	331,626	212,605
Class B	16,855	-
Class C	58,120	-
Institutional Class	50,798	63,846
Total	$ 1,108,891	$ 766,736
From net realized gain
Class A	$ -	$ 3,025,522
Class T	-	2,257,342
Class B	-	289,371
Class C	-	428,772
Institutional Class	-	299,330
Total	$ -	$ 6,300,337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	452,266	1,245,560	$ 3,218,383	$ 16,725,742
Reinvestment of distributions	83,555	229,648	628,332	3,435,527
Shares redeemed	(903,708)	(1,548,314)	(6,477,904)	(19,906,953)
Net increase (decrease)	(367,887)	(73,106)	$ (2,631,189)	$ 254,316
Class T
Shares sold	240,165	361,529	$ 1,701,783	$ 4,866,864
Reinvestment of distributions	43,233	159,872	324,683	2,383,698
Shares redeemed	(481,505)	(1,003,715)	(3,326,515)	(12,646,744)
Net increase (decrease)	(198,107)	(482,314)	$ (1,300,049)	$ (5,396,182)
Class B
Shares sold	15,270	50,111	$ 107,807	$ 663,922
Reinvestment of distributions	2,093	18,065	15,659	266,998
Shares redeemed	(84,365)	(178,297)	(584,982)	(2,254,840)
Net increase (decrease)	(67,002)	(110,121)	$ (461,516)	$ (1,323,920)
Class C
Shares sold	73,273	244,483	$ 516,936	$ 2,743,844
Reinvestment of distributions	6,676	26,400	49,535	388,869
Shares redeemed	(97,944)	(241,995)	(673,240)	(2,982,122)
Net increase (decrease)	(17,995)	28,888	$ (106,769)	$ 150,591
Institutional Class
Shares sold	75,437	113,327	$ 546,954	$ 1,524,666
Reinvestment of distributions	6,216	23,109	46,931	347,565
Shares redeemed	(42,821)	(317,920)	(299,905)	(4,171,084)
Net increase (decrease)	38,832	(181,484)	$ 293,980	$ (2,298,853)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments
Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLF-USAN-0609
1.800655.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.19%
Actual		$ 1,000.00	$ 898.80	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,018.89	$ 5.96
Class T	1.45%
Actual		$ 1,000.00	$ 897.40	$ 6.82
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class B	1.94%
Actual		$ 1,000.00	$ 894.50	$ 9.11
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.95%
Actual		$ 1,000.00	$ 894.80	$ 9.16
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.93%
Actual		$ 1,000.00	$ 898.60	$ 4.38
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.0	5.3
Chevron Corp.	3.7	2.2
AT&T, Inc.	3.3	3.4
Wells Fargo & Co.	2.8	1.1
Verizon Communications, Inc.	2.4	2.2
Exxon Mobil Corp.	2.3	3.5
Pfizer, Inc.	2.1	0.8
Wyeth	1.9	0.9
Goldman Sachs Group, Inc.	1.7	0.6
Occidental Petroleum Corp.	1.7	1.5
	26.9
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	28.3
Energy	17.1	15.8
Health Care	11.3	10.9
Consumer Discretionary	10.6	9.0
Industrials	8.9	8.5
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks 98.4%		Stocks and Investment Companies 99.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	11.5%	** Foreign investments	11.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.8%
Johnson Controls, Inc.	15,800	$ 300,358
The Goodyear Tire & Rubber Co. (a)	9,486	104,251
		404,609
Automobiles - 0.2%
Renault SA	3,700	118,608
Diversified Consumer Services - 0.5%
H&R Block, Inc.	17,300	261,922
Hotels, Restaurants & Leisure - 0.1%
Wyndham Worldwide Corp.	5,600	65,408
Household Durables - 3.1%
Black & Decker Corp.	6,500	261,950
Centex Corp.	41,900	458,386
KB Home	40,400	730,028
Pulte Homes, Inc.	11,900	136,969
Whirlpool Corp.	2,900	130,964
		1,718,297
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	32,200	472,696
News Corp. Class A	20,400	168,504
Time Warner Cable, Inc.	4,367	140,748
Time Warner, Inc.	16,300	355,829
		1,137,777
Multiline Retail - 0.2%
JCPenney Co., Inc.	4,200	128,898
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	6,000	262,500
Home Depot, Inc.	11,350	298,732
Lowe's Companies, Inc.	19,300	414,950
Ross Stores, Inc.	7,100	269,374
Staples, Inc.	27,700	571,174
Williams-Sonoma, Inc.	8,900	124,600
		1,941,330
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	11,000	52,140
TOTAL CONSUMER DISCRETIONARY		5,828,989
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.5%
Beverages - 1.4%
Anheuser-Busch InBev NV	8,980	$ 274,825
Molson Coors Brewing Co. Class B	4,300	164,475
The Coca-Cola Co.	7,800	335,790
		775,090
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	14,200	451,276
Kroger Co.	11,600	250,792
Sysco Corp.	4,200	97,986
Winn-Dixie Stores, Inc. (a)	14,100	161,586
		961,640
Food Products - 1.7%
Cermaq ASA	12,600	75,939
Marine Harvest ASA (a)(d)	298,000	134,258
Nestle SA (Reg.)	19,138	623,672
Tyson Foods, Inc. Class A	10,400	109,616
		943,485
Household Products - 1.7%
Energizer Holdings, Inc. (a)	4,500	257,850
Procter & Gamble Co.	13,100	647,664
		905,514
Tobacco - 0.9%
Altria Group, Inc.	12,200	199,226
British American Tobacco PLC sponsored ADR	4,000	194,480
Lorillard, Inc.	1,700	107,321
		501,027
TOTAL CONSUMER STAPLES		4,086,756
ENERGY - 17.1%
Energy Equipment & Services - 3.1%
ENSCO International, Inc.	3,400	96,152
Helmerich & Payne, Inc.	2,400	73,968
Nabors Industries Ltd. (a)	35,868	545,552
National Oilwell Varco, Inc. (a)	12,164	368,326
Noble Corp.	5,600	153,048
Transocean Ltd. (a)	2,600	175,448
Weatherford International Ltd. (a)	16,700	277,721
		1,690,215
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 14.0%
Chesapeake Energy Corp.	29,000	$ 571,590
Chevron Corp.	31,000	2,049,100
ConocoPhillips	18,100	742,100
EOG Resources, Inc.	4,100	260,268
Exxon Mobil Corp.	19,170	1,278,064
Hess Corp.	2,500	136,975
Marathon Oil Corp.	14,100	418,770
Occidental Petroleum Corp.	16,600	934,414
Petro-Canada	2,700	85,214
Petrohawk Energy Corp. (a)	14,200	335,120
Plains Exploration & Production Co. (a)	7,800	147,186
Range Resources Corp.	4,500	179,865
Ultra Petroleum Corp. (a)	11,800	505,040
Uranium One, Inc. (a)	16,100	44,525
		7,688,231
TOTAL ENERGY		9,378,446
FINANCIALS - 22.1%
Capital Markets - 5.6%
Bank of New York Mellon Corp.	23,600	601,328
Charles Schwab Corp.	10,900	201,432
Franklin Resources, Inc.	6,200	374,976
Goldman Sachs Group, Inc.	7,500	963,750
KKR Private Equity Investors, LP (a)	26,683	90,417
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	1,300	4,420
Morgan Stanley	19,200	453,888
State Street Corp.	6,300	215,019
T. Rowe Price Group, Inc.	4,900	188,748
		3,093,978
Commercial Banks - 3.7%
PNC Financial Services Group, Inc.	12,377	491,367
Wells Fargo & Co.	78,405	1,568,884
		2,060,251
Consumer Finance - 0.5%
Capital One Financial Corp.	8,700	145,638
Discover Financial Services	13,700	111,381
		257,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.8%
Bank of America Corp.	101,520	$ 906,574
CIT Group, Inc. (d)	17,109	37,982
JPMorgan Chase & Co.	83,140	2,743,620
KKR Financial Holdings LLC	33,700	45,495
		3,733,671
Insurance - 4.3%
ACE Ltd.	12,200	565,104
Allied World Assurance Co. Holdings Ltd.	3,200	118,848
Argo Group International Holdings, Ltd. (a)	2,791	78,120
Everest Re Group Ltd.	7,500	559,800
Loews Corp.	3,200	79,648
MetLife, Inc.	9,200	273,700
PartnerRe Ltd.	3,100	211,389
The Travelers Companies, Inc.	6,238	256,631
Transatlantic Holdings, Inc.	1,000	37,930
Unum Group	7,000	114,380
XL Capital Ltd. Class A	6,400	60,864
		2,356,414
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	4,000	145,920
Duke Realty LP	5,900	57,643
ProLogis Trust	8,000	72,880
Simon Property Group, Inc.	1,842	95,047
		371,490
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	34,500	258,750
TOTAL FINANCIALS		12,131,573
HEALTH CARE - 11.3%
Biotechnology - 2.0%
Amgen, Inc. (a)	16,200	785,214
Biogen Idec, Inc. (a)	4,800	232,032
Cephalon, Inc. (a)	1,500	98,415
		1,115,661
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	5,500	266,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	28,300	$ 238,003
Covidien Ltd.	17,675	582,922
		1,087,675
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	14,100	145,371
Medco Health Solutions, Inc. (a)	1,900	82,745
		228,116
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	1,850	64,898
Pharmaceuticals - 6.8%
Allergan, Inc.	3,200	149,312
Johnson & Johnson	6,000	314,160
King Pharmaceuticals, Inc. (a)	7,900	62,252
Merck & Co., Inc.	37,500	909,000
Pfizer, Inc.	86,500	1,155,640
Sepracor, Inc. (a)	7,770	110,412
Wyeth	24,050	1,019,720
		3,720,496
TOTAL HEALTH CARE		6,216,846
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	24,140	753,409
Northrop Grumman Corp.	5,200	251,420
United Technologies Corp.	3,200	156,288
		1,161,117
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	5,100	266,934
Airlines - 0.1%
Delta Air Lines, Inc. (a)	10,100	62,317
Building Products - 0.9%
Masco Corp.	38,650	342,439
Owens Corning (a)	9,500	170,050
		512,489
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	11,630	244,230
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Acuity Brands, Inc.	3,000	$ 86,220
Regal-Beloit Corp.	3,000	121,890
		208,110
Industrial Conglomerates - 2.8%
General Electric Co.	73,180	925,727
Siemens AG sponsored ADR (d)	6,300	421,659
Textron, Inc.	15,000	160,950
		1,508,336
Machinery - 1.2%
Cummins, Inc.	7,900	268,600
Deere & Co.	2,900	119,654
Illinois Tool Works, Inc.	4,700	154,160
Ingersoll-Rand Co. Ltd. Class A	5,200	113,204
		655,618
Road & Rail - 0.5%
Con-way, Inc.	6,400	158,592
Ryder System, Inc.	4,600	127,374
		285,966
TOTAL INDUSTRIALS		4,905,117
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	20,600	397,992
Juniper Networks, Inc. (a)	6,300	136,395
		534,387
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	18,750	674,625
International Business Machines Corp.	2,100	216,741
NCR Corp. (a)	15,200	154,280
		1,045,646
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,900	64,296
Arrow Electronics, Inc. (a)	9,900	225,126
Avnet, Inc. (a)	18,400	402,776
Flextronics International Ltd. (a)	28,100	109,028
Tyco Electronics Ltd.	11,675	203,612
		1,004,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Lender Processing Services, Inc.	4,400	$ 126,104
The Western Union Co.	7,000	117,250
		243,354
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	21,000	256,410
ASML Holding NV (NY Shares)	6,000	126,900
Atmel Corp. (a)	29,550	113,472
KLA-Tencor Corp.	2,100	58,254
Lam Research Corp. (a)	9,000	250,920
Maxim Integrated Products, Inc.	5,600	75,880
MEMC Electronic Materials, Inc. (a)	4,300	69,660
Novellus Systems, Inc. (a)	7,400	133,644
ON Semiconductor Corp. (a)	4,500	24,390
		1,109,530
Software - 0.3%
Microsoft Corp.	6,900	139,794
TOTAL INFORMATION TECHNOLOGY		4,077,549
MATERIALS - 3.1%
Chemicals - 0.9%
Albemarle Corp.	8,700	233,334
Celanese Corp. Class A	6,400	133,376
Dow Chemical Co.	9,000	144,000
		510,710
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	6,600	160,974
Temple-Inland, Inc.	14,400	171,936
		332,910
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	1,200	53,048
ArcelorMittal SA (NY Shares) Class A (d)	6,000	141,480
Commercial Metals Co.	7,300	108,624
Freeport-McMoRan Copper & Gold, Inc. Class B	5,900	251,635
Lihir Gold Ltd. (a)	35,147	76,666
Newcrest Mining Ltd.	9,975	217,150
		848,603
TOTAL MATERIALS		1,692,223
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 6.2%
AT&T, Inc.	70,837	$ 1,814,844
Cincinnati Bell, Inc. (a)	49,400	137,826
Qwest Communications International, Inc.	42,100	163,769
Verizon Communications, Inc.	42,850	1,300,069
		3,416,508
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	29,900	130,364
TOTAL TELECOMMUNICATION SERVICES		3,546,872
UTILITIES - 3.9%
Electric Utilities - 1.9%
Entergy Corp.	4,400	284,988
Exelon Corp.	9,000	415,170
FirstEnergy Corp.	8,400	343,560
		1,043,718
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	17,200	121,604
NRG Energy, Inc. (a)	11,600	208,568
		330,172
Multi-Utilities - 1.4%
CMS Energy Corp.	20,100	241,602
Sempra Energy	6,500	299,130
Wisconsin Energy Corp.	5,400	215,784
		756,516
TOTAL UTILITIES		2,130,406
TOTAL COMMON STOCKS (Cost $72,345,176)		53,994,777
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	92	46,920
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	1,000	$ 15,221
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $118,810)		62,141
Convertible Bonds - 0.0%
Principal Amount
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13 (Cost $20,000)	$ 20,000	21,686
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	949,328	949,328
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	371,850	371,850
TOTAL MONEY MARKET FUNDS (Cost $1,321,178)		1,321,178
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $30,000)	$ 30,000	30,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $73,835,164)		55,429,782
NET OTHER ASSETS - (1.0)%		(540,053)
NET ASSETS - 100%		$ 54,889,729
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,420 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, LP Restricted Depositary Units	5/3/06	$ 32,500
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 5,321
Barclays Capital, Inc.	851
Credit Suisse Securities (USA) LLC	1,106
Deutsche Bank Securities, Inc.	11,235
HSBC Securities (USA), Inc.	8,512
Mizuho Securities (USA), Inc.	851
Societe Generale, New York Branch	2,124
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,798
Fidelity Securities Lending Cash Central Fund	2,885
Total	$ 4,683
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 55,429,782	$ 54,045,156	$ 1,384,626	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	3.4%
Switzerland	3.2%
Canada	1.3%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $22,284,598 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $354,815 and repurchase agreements of $30,000) - See accompanying schedule: Unaffiliated issuers (cost $72,513,986)	$ 54,108,604
Fidelity Central Funds (cost $1,321,178)	1,321,178
Total Investments (cost $73,835,164)		$ 55,429,782
Cash		13
Receivable for investments sold		69,899
Receivable for fund shares sold		23,382
Dividends receivable		127,646
Distributions receivable from Fidelity Central Funds		978
Prepaid expenses		525
Other receivables		74
Total assets		55,652,299

Liabilities
Payable for investments purchased	$ 224,608
Payable for fund shares redeemed	60,165
Accrued management fee	19,772
Distribution fees payable	18,251
Other affiliated payables	15,019
Other payables and accrued expenses	52,905
Collateral on securities loaned, at value	371,850
Total liabilities		762,570

Net Assets		$ 54,889,729
Net Assets consist of:
Paid in capital		$ 109,751,000
Undistributed net investment income		200,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,624,972)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,437,273)
Net Assets		$ 54,889,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,858,249 ÷ 3,671,105 shares)	$ 7.59

Maximum offering price per share (100/94.25 of $7.59)	$ 8.05
Class T: Net Asset Value and redemption price per share ($18,541,674 ÷ 2,448,478 shares)	$ 7.57

Maximum offering price per share (100/96.50 of $7.57)	$ 7.84
Class B: Net Asset Value and offering price per share ($1,819,025 ÷ 241,771 shares)A	$ 7.52

Class C: Net Asset Value and offering price per share ($4,602,792 ÷ 616,587 shares)A	$ 7.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,067,989 ÷ 271,237 shares)	$ 7.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 798,711
Interest		2
Income from Fidelity Central Funds		4,683
Total income		803,396

Expenses
Management fee Basic fee	$ 154,292
Performance adjustment	(54,608)
Transfer agent fees	80,294
Distribution fees	112,442
Accounting and security lending fees	10,644
Custodian fees and expenses	10,275
Independent trustees' compensation	215
Registration fees	28,161
Audit	24,663
Legal	524
Miscellaneous	600
Total expenses before reductions	367,502
Expense reductions	(213)	367,289
Net investment income (loss)		436,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,141,089)
Foreign currency transactions	3,547
Total net realized gain (loss)		(12,137,542)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,326,441
Assets and liabilities in foreign currencies	352
Total change in net unrealized appreciation (depreciation)		4,326,793
Net gain (loss)		(7,810,749)
Net increase (decrease) in net assets resulting from operations		$ (7,374,642)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 436,107	$ 1,163,678
Net realized gain (loss)	(12,137,542)	(24,300,512)
Change in net unrealized appreciation (depreciation)	4,326,793	(35,320,155)
Net increase (decrease) in net assets resulting from operations	(7,374,642)	(58,456,989)
Distributions to shareholders from net investment income	(1,108,891)	(766,736)
Distributions to shareholders from net realized gain	-	(6,300,337)
Total distributions	(1,108,891)	(7,067,073)
Share transactions - net increase (decrease)	(4,205,543)	(8,614,048)
Total increase (decrease) in net assets	(12,689,076)	(74,138,110)

Net Assets
Beginning of period	67,578,805	141,716,915
End of period (including undistributed net investment income of $200,974 and undistributed net investment income of $873,758, respectively)	$ 54,889,729	$ 67,578,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.63	$ 16.40	$ 15.08	$ 13.22	$ 11.70	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.06	.16	.13	.08	.06	.01
Net realized and unrealized gain (loss)	(.93)	(7.09)	1.99	2.15	1.51	1.32
Total from investment operations	(.87)	(6.93)	2.12	2.23	1.57	1.33
Distributions from net investment income	(.17)	(.12)	(.09)	(.04)	(.04)	-
Distributions from net realized gain	-	(.72)	(.71)	(.33)	(.01)	-
Total distributions	(.17)	(.84)I	(.80)	(.37)	(.05)	-
Net asset value, end of period	$ 7.59	$ 8.63	$ 16.40	$ 15.08	$ 13.22	$ 11.70
Total Return B, C, D	(10.12)%	(44.43)%	14.64%	17.20%	13.40%	12.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.26%	1.28%	1.41%	1.50%	3.39%
Expenses net of fee waivers, if any	1.19% A	1.25%	1.25%	1.25%	1.30%	1.50%
Expenses net of all reductions	1.19% A	1.25%	1.24%	1.24%	1.26%	1.47%
Net investment income (loss)	1.78% A	1.21%	.85%	.54%	.48%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,858	$ 34,864	$ 67,434	$ 15,398	$ 7,121	$ 4,000
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 16.30	$ 14.99	$ 13.14	$ 11.67	$ 10.36
Income from Investment Operations
Net investment income (loss) E	.05	.13	.09	.04	.03	(.02)
Net realized and unrealized gain (loss)	(.93)	(7.06)	1.97	2.15	1.48	1.33
Total from investment operations	(.88)	(6.93)	2.06	2.19	1.51	1.31
Distributions from net investment income	(.13)	(.07)	(.04)	(.01)	(.03)	-
Distributions from net realized gain	-	(.72)	(.71)	(.33)	(.01)	-
Total distributions	(.13)	(.79)I	(.75)	(.34)	(.04)	-
Net asset value, end of period	$ 7.57	$ 8.58	$ 16.30	$ 14.99	$ 13.14	$ 11.67
Total ReturnB, C, D	(10.26)%	(44.57)%	14.31%	16.93%	12.96%	12.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.49%	1.53%	1.65%	1.72%	3.30%
Expenses net of fee waivers, if any	1.45% A	1.49%	1.50%	1.50%	1.55%	1.75%
Expenses net of all reductions	1.44% A	1.49%	1.49%	1.49%	1.51%	1.72%
Net investment income (loss)	1.52% A	.97%	.60%	.29%	.23%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,542	$ 22,720	$ 50,998	$ 30,607	$ 21,580	$ 13,340
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.47	$ 16.07	$ 14.81	$ 12.99	$ 11.59	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.04	.06	.01	(.03)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.93)	(6.96)	1.95	2.13	1.46	1.32
Total from investment operations	(.89)	(6.90)	1.96	2.10	1.43	1.25
Distributions from net investment income	(.06)	-	-	-	(.02)	-
Distributions from net realized gain	-	(.70)	(.70)	(.28)	(.01)	-
Total distributions	(.06)	(.70)I	(.70)	(.28)	(.03)	-
Net asset value, end of period	$ 7.52	$ 8.47	$ 16.07	$ 14.81	$ 12.99	$ 11.59
Total ReturnB, C, D	(10.55)%	(44.80)%	13.74%	16.38%	12.35%	12.09%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.94% A	2.03%	2.10%	2.23%	2.31%	4.33%
Expenses net of fee waivers, if any	1.94% A	2.00%	2.00%	2.00%	2.05%	2.25%
Expenses net of all reductions	1.94% A	2.00%	1.99%	1.99%	2.01%	2.22%
Net investment income (loss)	1.02% A	.45%	.10%	(.21)%	(.27)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,819	$ 2,615	$ 6,734	$ 5,734	$ 4,240	$ 2,560
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 16.04	$ 14.80	$ 12.99	$ 11.58	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.04	.06	.02	(.03)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.93)	(6.95)	1.93	2.13	1.47	1.31
Total from investment operations	(.89)	(6.89)	1.95	2.10	1.44	1.24
Distributions from net investment income	(.09)	-	-	-	(.02)	-
Distributions from net realized gain	-	(.71)	(.71)	(.29)	(.01)	-
Total distributions	(.09)	(.71) I	(.71)	(.29)	(.03)	-
Net asset value, end of period	$ 7.46	$ 8.44	$ 16.04	$ 14.80	$ 12.99	$ 11.58
Total ReturnB, C, D	(10.52)%	(44.84)%	13.69%	16.38%	12.45%	11.99%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95% A	2.03%	2.09%	2.22%	2.30%	4.39%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.00%	2.00%	2.05%	2.25%
Expenses net of all reductions	1.95% A	2.00%	1.99%	1.99%	2.01%	2.22%
Net investment income (loss)	1.02% A	.45%	.10%	(.21)%	(.27)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,603	$ 5,358	$ 9,718	$ 7,004	$ 3,892	$ 1,815
Portfolio turnover rate G	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 16.51	$ 15.17	$ 13.28	$ 11.75	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.07	.20	.17	.11	.09	.04
Net realized and unrealized gain (loss)	(.95)	(7.13)	1.99	2.18	1.49	1.33
Total from investment operations	(.88)	(6.93)	2.16	2.29	1.58	1.37
Distributions from net investment income	(.20)	(.15)	(.11)	(.07)	(.04)	-
Distributions from net realized gain	-	(.72)	(.71)	(.33)	(.01)	-
Total distributions	(.20)	(.88) H	(.82)	(.40)	(.05)	-
Net asset value, end of period	$ 7.62	$ 8.70	$ 16.51	$ 15.17	$ 13.28	$ 11.75
Total ReturnB, C	(10.14)%	(44.24)%	14.89%	17.58%	13.47%	13.20%
Ratios to Average Net AssetsE, G
Expenses before reductions	.93% A	.98%	1.00%	1.04%	1.14%	3.41%
Expenses net of fee waivers, if any	.93% A	.98%	1.00%	1.00%	1.06%	1.25%
Expenses net of all reductions	.93% A	.97%	.99%	.99%	1.02%	1.22%
Net investment income (loss)	2.03% A	1.48%	1.10%	.79%	.72%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,068	$ 2,021	$ 6,833	$ 2,201	$ 1,857	$ 1,282
Portfolio turnover rate F	48% A	74%	76%	91%	86%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions, foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,816,783
Unrealized depreciation	(22,784,615)
Net unrealized appreciation (depreciation)	$ (19,967,832)
Cost for federal income tax purposes	$ 75,397,614

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,344,569 and $18,900,757, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on June 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in May 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 34,649	$ 1,441
Class T	.25%	.25%	45,702	-
Class B	.75%	.25%	9,990	7,513
Class C	.75%	.25%	22,101	3,074
			$ 112,442	$ 12,028

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,987
Class T	955
Class B*	2,198
Class C*	289
$ 5,429

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 40,550.29
Class T	27,458.30
Class B	2,916.29
Class C	6,628.30
Institutional Class	2,742.29
	$ 80,294

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,426 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $177 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,885.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $213 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 651,492	$ 490,285
Class T	331,626	212,605
Class B	16,855	-
Class C	58,120	-
Institutional Class	50,798	63,846
Total	$ 1,108,891	$ 766,736
From net realized gain
Class A	$ -	$ 3,025,522
Class T	-	2,257,342
Class B	-	289,371
Class C	-	428,772
Institutional Class	-	299,330
Total	$ -	$ 6,300,337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	452,266	1,245,560	$ 3,218,383	$ 16,725,742
Reinvestment of distributions	83,555	229,648	628,332	3,435,527
Shares redeemed	(903,708)	(1,548,314)	(6,477,904)	(19,906,953)
Net increase (decrease)	(367,887)	(73,106)	$ (2,631,189)	$ 254,316
Class T
Shares sold	240,165	361,529	$ 1,701,783	$ 4,866,864
Reinvestment of distributions	43,233	159,872	324,683	2,383,698
Shares redeemed	(481,505)	(1,003,715)	(3,326,515)	(12,646,744)
Net increase (decrease)	(198,107)	(482,314)	$ (1,300,049)	$ (5,396,182)
Class B
Shares sold	15,270	50,111	$ 107,807	$ 663,922
Reinvestment of distributions	2,093	18,065	15,659	266,998
Shares redeemed	(84,365)	(178,297)	(584,982)	(2,254,840)
Net increase (decrease)	(67,002)	(110,121)	$ (461,516)	$ (1,323,920)
Class C
Shares sold	73,273	244,483	$ 516,936	$ 2,743,844
Reinvestment of distributions	6,676	26,400	49,535	388,869
Shares redeemed	(97,944)	(241,995)	(673,240)	(2,982,122)
Net increase (decrease)	(17,995)	28,888	$ (106,769)	$ 150,591
Institutional Class
Shares sold	75,437	113,327	$ 546,954	$ 1,524,666
Reinvestment of distributions	6,216	23,109	46,931	347,565
Shares redeemed	(42,821)	(317,920)	(299,905)	(4,171,084)
Net increase (decrease)	38,832	(181,484)	$ 293,980	$ (2,298,853)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments
Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLFI-USAN-0609
1.800658.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009